As filed with the Securities and Exchange Commission on April 18, 2017
Commission File Nos. 333-183047
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 10	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 428	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 24, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

PERSPECTIVE II® (Single Share)

PERSPECTIVE II
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after September 10, 2012)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

The date of this prospectus is April 24, 2017 . This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York (“Jackson of NY®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the statement of additional information (“SAI”) dated April 24, 2017 that is available upon request without charge. To obtain a copy, complete the Statement of Additional Information Request Form on page 137, or contact us at our:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. The Contract is available through other Broker Dealers with other withdrawal charge schedules and optional features not available under this version. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 137. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment variable and fixed investment options. The fixed options will have limited availability if you elect a Contract Enhancement. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust

JNL/American Funds Balanced Fund (formerly, JNL/Capital Guardian Global Balanced Fund)
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL/American Funds Balanced Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund (formerly, JNL/Goldman Sachs U.S. Equity Flex Fund)
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/BlackRock Natural Resources Fund
JNL/Brookfield Global Infrastructure and MLP Fund
JNL/Causeway International Value Select Fund
JNL/Crescent High Income Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Allocation Fund
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund (formerly, JNL/Franklin Templeton Global Growth Fund)
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Invesco China-India Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund

JNL/MFS Mid Cap Value Fund (formerly, JNL/Goldman Sachs Mid Cap Value Fund)
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Total Return Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund (formerly, JNL/WMC Money Market Fund)
JNL/WMC Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P Mid 3 Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL Disciplined Moderate Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

JNL Variable Fund LLC

JNL/Mellon Capital Dow SM Index Fund
JNL/Mellon Capital Global 30 Fund
JNL/Mellon Capital Nasdaq® 100 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Communications Sector Fund*
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

Jackson Variable Series Trust

JNL/DoubleLine® Total Return Fund
JNL/PIMCO Credit Income Fund
JNL/T. Rowe Price Capital Appreciation Fund

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical . The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus. You should read the summary prospectuses before investing.

*Effective September 15, 2014, the Investment Division investing in the JNL/Mellon Capital Communications Sector Fund stopped accepting any additional allocations or transfers, but the Fund is available as an underlying Fund for a Fund of Funds. Please see “Investment Divisions” on page 15 for more information.

In addition, the following Previously Offered Funds merged into the corresponding Currently Offered Funds effective April 24, 2017:

Previously Offered Funds	Currently Offered Funds
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Mellon Capital JNL 5 Fund

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your Contract. If the transfer is completed within 60 days following April 24, 2017, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

TABLE OF CONTENTS
GLOSSARY	1
KEY FACTS	3
FEES AND EXPENSES TABLES	4
Owner Transaction Expenses	4
Periodic Expenses	5
Total Annual Fund Operating Expenses	7
EXAMPLE	11
CONDENSED FINANCIAL INFORMATION	11
THE ANNUITY CONTRACT	12
JACKSON OF NY	12
THE FIXED ACCOUNT	12
THE SEPARATE ACCOUNT	15
INVESTMENT DIVISIONS	15
JNL Series Trust	16
JNL Variable Fund LLC	29
Jackson Variable Series Trust	30
Voting Privileges	31
Substitution	31
CONTRACT CHARGES	31
Mortality and Expense Risk Charges	31
Annual Contract Maintenance Charge	32
Administration Charge	32
Transfer Charge	32
Withdrawal Charge	32
Contract Enhancement Charge	33
Contract Enhancement Recapture Charge	34
Optional Death Benefit – Highest Anniversary Value Death Benefit Charge	35
Optional Death Benefit – LifeGuard Freedom Flex DB NY Charge	35
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	36
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	36
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	37
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	38
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	39
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge	40
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge	42
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge	43

Four-Year Withdrawal Charge Period	43
Other Expenses	43
Premium Taxes	44
Income Taxes	44
DISTRIBUTION OF CONTRACTS	44
PURCHASES	46
Minimum Initial Premium	46
Minimum Additional Premiums	46
Maximum Premiums	46
Allocations of Premium	47
Optional Contract Enhancements	47
Capital Protection Program	49
Accumulation Units	50
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	50
Potential Limits and Conditions on Fixed Account Transfers	50
Restrictions on Transfers: Market Timing	52
TELEPHONE AND INTERNET TRANSACTIONS	53
The Basics	53
What You Can Do and How	53
What You Can Do and When	53
How to Cancel a Transaction	53
Our Procedures	53
ACCESS TO YOUR MONEY	53
Waiver of Withdrawal and Recapture Charges for Extended Care	54
Optional Four-Year Withdrawal Charge Period	54
Guaranteed Minimum Withdrawal Benefit Considerations	54
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	55
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	57
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	62
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	65
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	68
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings- Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	80
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”)	93
LifeGuard Freedom Flex GMWB	94
LifeGuard Freedom Flex with Joint Option GMWB	106
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)	117
Systematic Withdrawal Program	123
Suspension of Withdrawals or Transfers	124

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2018 and a Premium payment is received on February 28, 2018 then, although the first Contract Anniversary is January 15, 2019, Completed Year 0-1 for that Premium payment would begin on February 28, 2018 and end on February 27, 2019. Completed Year 1-2 for that Premium payment would begin on February 28, 2019 .

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Enhancement – a credit that we will make to your Contract Value at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) during which we receive a Premium payment. The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, or 4% Contract Enhancement endorsement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract's Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.

Contract Value – the sum of your allocations between the Contract's Fixed Account and Investment Divisions.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2018, then the end of Contract Year 0-1 would be January 14, 2019, and January 15, 2019, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Interest Rate Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $1 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – the total Premium paid reduced by withdrawals that incur withdrawal charges, and withdrawals of Premiums that are no longer subject to withdrawal charges.

Required Minimum Distributions (RMDs) – f or certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract. Different rules apply for the MarketGuard Stretch GMWB as described in the “MarketGuard Stretch GMWB” section.

Separate Account – JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available a Fixed Account and Investment Divisions for allocation of your Premium payments and Contract Value. For more information about the fixed options, please see “THE FIXED ACCOUNT” beginning on page 12. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 15.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 131.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations. For more information, please see “FREE LOOK” beginning on page 135.

Purchases
There are minimum and maximum Premium requirements. The Contract also has a Premium protection option, namely the Capital Protection Program. For more information, please see “PURCHASES” beginning on page 46.

Optional Endorsements
Not all optional endorsements are available through all broker-dealers. The availability of optional endorsements may reflect Jackson of NY’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available. Optional endorsement provisions may vary depending on when you purchased your Contract or elected your endorsement. Please refer to your Contract endorsements for the provisions that apply to you.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event you may require extended care. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 53.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 124.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date. Optional death benefits are also available. For more information, please see “DEATH BENEFIT” beginning on page 125.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES’ below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value, unless you are eligible for continued payments under a Guaranteed Minimum Withdrawal Benefit.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge [1]
Percentage of Premium withdrawn, if applicable	7%

Maximum Contract Enhancement Recapture Charge [2]
Percentage of the corresponding Premiums withdrawn with a Contract Enhancement	3%

Maximum Premium Taxes [3]
Percentage of each Premium	2%

Transfer Charge [4]
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge [5]	$22.50

[1]
The withdrawal charge is a schedule lasting seven Completed Years following each Premium as shown in the table below, and there is an optional withdrawal charge schedule (that is shorter) available, also shown in the table below:

Withdrawal Charge (as a percentage of Premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Base Schedule	7%	6%	5%	4%	3%	2%	1%	0
Four -year* Schedule	6.5%	5%	3%	2%	0%	0	0	0

*In addition, an annual asset based charge of 0.40% is deducted in Contract Years 1-4. Premium will only be accepted in Contract Year 1.

For more information on withdrawal charges, please see “Withdrawal Charge” under “Contract Charges” beginning on page 32.

[2]	For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 34.

[3]	Currently, Premium taxes do not apply.

[4]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and automatic rebalancing.

[5]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The following table s (and footnotes) describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [6]	$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge	1.25%

Administration Charge [7]	0.15%

Total Separate Account Annual Expenses for Base Contract	1.40%

Optional Endorsements - A variety of optional endorsements to the Contract are available. The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are not currently available to be added to a Contract. Please see the footnotes and the "Contract Charges" section for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of the value of the Accumulation Units. You may select one from each grouping below[8]:

	Maximum Annual Charge	Current Annual Charge

4% Contract Enhancement (not currently offered as of October 15, 2012) [9]	0.56%	0.56%
3% Contract Enhancement (not currently offered as of October 15, 2012) [9]	0.42%	0.42%
2% Contract Enhancement (not currently offered as of October 15, 2012) [10]	0.395%	0.395%

Four-year Withdrawal Schedule[11]	0.40%	0.40%

The following optional death benefit endorsement charges are based on either average daily Contract Value in the Investment Divisions (deducted daily as part of the calculation of the value of the Accumulation Units ) or on a benefit base and are indicated as such. Please see the "Contract Charges" section for additional information on the various optional death benefit endorsement charges. You may select one of the available benefits listed below[8]:

	Maximum Annual Charge	Current Annual Charge
Average Daily Contract Value in the Investment Divisions Based Charges

Highest Anniversary Value Death Benefit [12]	0.40%	0.25%

Benefit Based Charges

LifeGuard Freedom Flex DB NY (only available with a specified combination of Options for the LifeGuard Freedom Flex® GMWB) with the Income Stream Level 5 GAWA% Table [13]	0.51%	0.51%

The following optional guaranteed minimum withdrawal benefit endorsement charges are benefit based[14]. Please see the "Contract Charges" section for additional information on the various optional endorsement charges. You may select one of the available benefits listed below[8]:

	Maximum Annual Charge	Current Annual Charge
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max®”) (no longer offered as of April 29, 2013)	1.20%	0.60%

5% GMWB With Annual Step-Up (“AutoGuard 5SM”)	1.74%	0.87%
6% GMWB With Annual Step-Up (“AutoGuard 6SM”) (no longer offered as of April 29, 2013)	2.04%	1.02%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net®”) with the Income Stream Level 5 GAWA% Table [15]	3.00%	1.50%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%	1.50%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net® With Joint Option”) with the Income Stream Level 3 GAWA% Table [16]	3.00%	1.62%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%	1.80%
For Life GMWB With Bonus and Step-Up (“LifeGuard Freedom Flex® GMWB”) with the Income Stream Level 5 GAWA% Table and the 7% Bonus and Annual Step-Up [17]	3.00%	1.50%
For Life GMWB With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%	1.50%
Joint For Life GMWB With Bonus and Step-Up (“LifeGuard Freedom Flex® With Joint Option GMWB”) with the Income Stream Level 3 GAWA% Table and the 6% Bonus and Annual Step-Up [18]	2.94%	1.47%
Joint For Life GMWB With Bonus and Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%	1.50%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard StretchSM GMWB”)	2.22%	1.11%

This table shows the maximum and current total charges you would pay if you elected all of the currently available optional endorsements resulting in the highest possible combination of charges.
	Maximum Annual Charge	Current Annual Charge
Total Separate Account Annual Expenses	1.40%	1.40%
Optional Endorsement Charges [19]	3.80%	2.27%

Total possible maximum and maximum charges	5.20%	3.67%

[6]
This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Fixed Account and Investment Divisions either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[7]
This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

[8]	Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.

[9]
This charge lasts for the first seven Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”.

[10]
This charge lasts for the first five Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”.

[11]	This charge lasts for the first four Contract Years.

[12]	The current and maximum annual charges used in the table are based on the average daily net asset value of your allocations to the Investment Divisions.

[13]	The current and maximum annual charges used in the table are based on election of the Income Stream Level 5 GAWA% Table.

[14]
The charges for all the optional guaranteed minimum withdrawal benefits, except for MarketGuard Stretch GMWB, are calculated based on the applicable percentage of the GWB. For MarketGuard Stretch GMWB, the charge is calculated based on the applicable percentage of the GMWB Charge Base. For more information, please see applicable optional guaranteed minimum withdrawal benefit disclosure under “Contract Charges”.

[15]
For more information about the charges for this endorsement, including applicable charges for each of the five Income Stream Level GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge”.

[16]
For more information about the charges for this endorsement, including applicable charges for each of the three Income Stream Level GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge”.

[17]
The current and maximum annual charges used in the table are based on election of the most expensive combination of options under LifeGuard Freedom Flex. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) Charge”.

[18]
The current and maximum annual charges used in the table are based on election of the most expensive combination of options under LifeGuard Freedom Flex with Joint Option. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex with Joint Option GMWB”) Charge”.

[19]
Optional endorsement charges are either based on the average daily Contract Value in the Investment Divisions or are benefit based. The charges based on average daily Contract Value in the Investment Divisions used in the table are the Four-year Withdrawal Schedule and the Highest Anniversary Value Death Benefit. Benefit based charges used in the table are the Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net® With Joint Option”) with Income Stream Level 3 GAWA% Table.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.55%

Maximum: 2.18%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Balanced	0.92% A	0.20% A	0.17% A, G	0.00%	1.29% A	(0.40%) B	0.89% A,B,I
JNL/American Funds® Blue Chip Income and Growth	1.06% A	0.20% A	0.17% A, G	0.00%	1.43% A	(0.43%) B	1.00% A,B
JNL/American Funds Global Bond	1.23% A	0.20% A	0.19% A, G	0.00%	1.62% A	(0.53%) B	1.09% A,B,I
JNL/American Funds Global Small Capitalization	1.45% A	0.20% A	0.19% A, G	0.00%	1.84% A	(0.55%) B	1.29% A,B
JNL/American Funds Growth-Income	0.93% A	0.20% A	0.18% A, G	0.00%	1.31% A	(0.35%) B	0.96% A,B
JNL/American Funds International	1.35% A	0.20% A	0.19% A, G	0.00%	1.74% A	(0.55%) B	1.19% A,B
JNL/American Funds New World	1.77% A	0.20% A	0.21% A, G	0.00%	2.18% A	(0.75%) B	1.43% A,B
JNL/DFA U.S. Core Equity	0.58%	0.20%	0.10% F	0.00%	0.88%	(0.08%) C	0.80% C
JNL/MFS Mid Cap Value	0.70%	0.20%	0.11% F	0.01%	1.02%	(0.01%) C	1.01% C

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/Goldman Sachs Core Plus Bond	0.56%	0.20%	0.11% F	0.02%	0.89%	(0.01%) C	0.88%C
JNL/Invesco Small Cap Growth	0.81%	0.20%	0.10% F	0.01%	1.12%	(0.01%) C	1.11% C
JNL/Mellon Capital S&P 500 Index	0.23%	0.20%	0.12% F	0.00%	0.55%	(0.01%) C	0.54% C
JNL/Oppenheimer Global Growth	0.62%	0.20%	0.15% G	0.01%	0.98%	(0.01%) C	0.97%C
JNL/T. Rowe Price Value	0.61%	0.20%	0.10% F	0.00%	0.91%	(0.00%) C	0.91% C
JNL/WMC Government Money Market	0.26%	0.20%	0.10% F	0.00%	0.56%	(0.00%) D	0.56% D

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Institutional Alt 20	0.12%	0.00%	0.05% E	1.04%	1.21%
JNL Institutional Alt 35	0.11%	0.00%	0.06% E	1.15%	1.32%
JNL Institutional Alt 50	0.11%	0.00%	0.05% E	1.27%	1.43%
JNL/American Funds Balanced Allocation	0.29%	0.20%	0.16% G	0.47%	1.12%
JNL/American Funds Growth Allocation	0.30%	0.20%	0.15% G	0.49%	1.14%
JNL/AQR Large Cap Relaxed Constraint Equity	0.79%	0.20%	0.85% G	0.01%	1.85% I
JNL/BlackRock Natural Resources	0.64%	0.20%	0.15% G	0.01%	1.00%
JNL/BlackRock Global Allocation	0.71%	0.20%	0.16% G	0.01%	1.08%
JNL/BlackRock Large Cap Select Growth	0.58%	0.20%	0.11% F	0.00%	0.89%
JNL/Brookfield Global Infrastructure and MLP	0.80%	0.20%	0.15% G	0.00%	1.15%
JNL/Crescent High Income	0.65%	0.20%	0.15% G	0.03%	1.03%
JNL/DFA Growth Allocation	0.30%	0.20%	0.15% G	0.29%	0.94%
JNL/DFA Moderate Allocation	0.30%	0.20%	0.15% G	0.26%	0.91%
JNL/DoubleLine® Shiller Enhanced CAPE®	0.74%	0.20%	0.15% G	0.02%	1.11%
JNL Multi-Manager Mid Cap	0.74%	0.20%	0.15% G	0.01%	1.10%
JNL Multi-Manager Small Cap Growth	0.67%	0.20%	0.11% F	0.00%	0.98%
JNL/FPA + DoubleLine® Flexible Allocation	0.82%	0.20%	0.20% G	0.01%	1.23% I
JNL/Franklin Templeton Founding Strategy	0.00%	0.00%	0.05% E	1.00%	1.05%
JNL/Franklin Templeton Global	0.66%	0.20%	0.15% G	0.01%	1.02%
JNL/Franklin Templeton Global Multisector Bond	0.68%	0.20%	0.15% G	0.02%	1.05%
JNL/Franklin Templeton Income	0.62%	0.20%	0.11% F	0.02%	0.95%
JNL/Franklin Templeton International Small Cap Growth	0.92%	0.20%	0.16% G	0.01%	1.29% I
JNL/Franklin Templeton Mutual Shares	0.72%	0.20%	0.11% F	0.01%	1.04%
JNL/Invesco China-India	0.90%	0.20%	0.17% G	0.00%	1.27%
JNL/Invesco Global Real Estate	0.70%	0.20%	0.15% G	0.00%	1.05%
JNL/Invesco International Growth	0.63%	0.20%	0.15% G	0.01%	0.99%
JNL/Invesco Mid Cap Value	0.68%	0.20%	0.10% F	0.01%	0.99%
JNL Multi-Manager Small Cap Value	0.78%	0.20%	0.10% F	0.00%	1.08%
JNL/Causeway International Value Select	0.64%	0.20%	0.16% G	0.01%	1.01%
JNL/JPMorgan MidCap Growth	0.63%	0.20%	0.10% F	0.00%	0.93%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/JPMorgan U.S. Government & Quality Bond	0.38%	0.20%	0.10% F	0.01%	0.69%
JNL/Mellon Capital Emerging Markets Index	0.38%	0.20%	0.18% G	0.00%	0.76%
JNL/Mellon Capital European 30	0.29%	0.20%	0.16% G	0.00%	0.65%
JNL/Mellon Capital MSCI KLD 400 Social Index	0.35%	0.20%	0.21% G	0.00%	0.76%
JNL/Mellon Capital Pacific Rim 30	0.31%	0.20%	0.15% G	0.00%	0.66%
JNL/Mellon Capital S&P 400 MidCap Index	0.24%	0.20%	0.13% F	0.00%	0.57%
JNL/Mellon Capital Small Cap Index	0.25%	0.20%	0.12% F	0.00%	0.57%
JNL/Mellon Capital International Index	0.25%	0.20%	0.18% G	0.00%	0.63%
JNL/Mellon Capital Bond Index	0.27%	0.20%	0.10% F	0.01%	0.58%
JNL/Mellon Capital Index 5	0.00%	0.00%	0.05% E	0.58%	0.63%
JNL/Mellon Capital 10 x 10	0.00%	0.00%	0.05% E	0.61%	0.66%
JNL/Neuberger Berman Strategic Income	0.59%	0.20%	0.15% G	0.05%	0.99%
JNL/PIMCO Real Return	0.49%	0.20%	0.36% F	0.00%	1.05%
JNL/PIMCO Total Return Bond	0.50%	0.20%	0.14% F	0.00%	0.84%
JNL/PPM America Floating Rate Income	0.61%	0.20%	0.17% G	0.01%	0.99% I
JNL/PPM America High Yield Bond	0.43%	0.20%	0.11% F	0.03%	0.77%
JNL/PPM America Mid Cap Value	0.75%	0.20%	0.10% F	0.00%	1.05%
JNL/PPM America Small Cap Value	0.74%	0.20%	0.11% F	0.00%	1.05%
JNL/PPM America Total Return	0.50%	0.20%	0.10% F	0.01%	0.81%
JNL/PPM America Value Equity	0.55%	0.20%	0.10% F	0.00%	0.85%
JNL/T. Rowe Price Established Growth	0.56%	0.20%	0.09% J	0.00%	0.85%
JNL/T. Rowe Price Mid-Cap Growth	0.70%	0.20%	0.10% F	0.00%	1.00%
JNL/T. Rowe Price Short-Term Bond	0.40%	0.20%	0.11% F	0.00%	0.71%
JNL/WMC Balanced	0.43%	0.20%	0.10% F	0.01%	0.74%
JNL/WMC Value	0.47%	0.20%	0.11% F	0.00%	0.78%
JNL/S&P Managed Conservative	0.10%	0.00%	0.05% E	0.91%	1.06%
JNL/S&P Managed Moderate	0.09%	0.00%	0.05% E	0.93%	1.07%
JNL/S&P Managed Moderate Growth	0.08%	0.00%	0.06% E	0.95%	1.09%
JNL/S&P Managed Growth	0.09%	0.00%	0.05% E	0.97%	1.11%
JNL/S&P Managed Aggressive Growth	0.09%	0.00%	0.06% E	0.98%	1.13%
JNL Disciplined Moderate	0.10%	0.00%	0.05% E	0.84%	0.99%
JNL Disciplined Moderate Growth	0.09%	0.00%	0.06% E	0.84%	0.99%
JNL Disciplined Growth	0.11%	0.00%	0.05% E	0.82%	0.98%
JNL/S&P Competitive Advantage	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Dividend Income & Growth	0.36%	0.20%	0.09% J	0.00%	0.65%
JNL/S&P Intrinsic Value	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Total Yield	0.36%	0.20%	0.11% F	0.00%	0.67%
JNL/S&P Mid 3	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/S&P 4	0.00%	0.00%	0.05% E	0.66%	0.71%
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Global 30	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Nasdaq® 100	0.28%	0.20%	0.20% G	0.00%	0.68%
JNL/Mellon Capital JNL 5	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital S&P® SMid 60	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Communications Sector	0.31%	0.20%	0.17% G	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.28%	0.20%	0.17% G	0.00%	0.65%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.16% G	0.00%	0.65%
JNL/Mellon Capital Healthcare Sector	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.16% G	0.00%	0.64%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital Technology Sector	0.28%	0.20%	0.16% G	0.00%	0.64%
Jackson Variable Series Trust
JNL/DoubleLine® Total Return	0.47%	0.20%	0.17% G	0.02%	0.86%
JNL/PIMCO Credit Income	0.40%	0.20%	0.17% G	0.00%	0.77%
JNL/T. Rowe Price Capital Appreciation	0.70%	0.20%	0.17% G	0.00%	1.07%

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.78%.

JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses 0.29%.

B
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

E	“Other Expenses” include an Administrative Fee of 0.05% which is payable to JNAM.

F	“Other Expenses” include an Administrative Fee of 0.10% which is payable to JNAM.

G	“Other Expenses” include an Administrative Fee of 0.15% which is payable to JNAM.

I	Expense Information has been restated to reflect current fees.

J	“Other Expenses” include an Administrative Fee of 0.09% which is payable to JNAM.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, Fund expenses, and optional endorsement charges.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund expenses and the cost if you select the most expensive combination of optional endorsements offered under the Contract (using the maximum possible charge) as follows: the optional 4% Contract Enhancement, the Highest Anniversary Value Death Benefit, the optional Four-year Withdrawal Charge Period, and the most expensive Guaranteed Minimum Withdrawal Benefit. Please note, some of the optional endorsements used in the example may not have been available when you purchased your contract or elected an optional endorsement after issue. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,761	$2,904	$4,049	$6,817

If you annuitize at the end of the applicable time period:

1 year*	3 years	5 years	10 years
$1,761	$2,604	$4,049	$6,817

* Please be aware that, although we show this cost for comparison purposes, you are not allowed to annuitize this Contract within 13 months of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$811	$2,354	$3,799	$6,817
The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units for a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix F. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to

•	our Fixed Account, as may be made available by us, or as may be otherwise limited by us, or to

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make Premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. In general, joint Owners jointly exercise all the rights under the Contracts. In some cases, such as telephone and internet transactions, joint Owners may authorize each joint Owner to act individually. On jointly owned Contracts, correspondence and required documents will be sent to the address of record of the primary Owner.

You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Jackson of NY Service Center for help and more information.

The Contract is a flexible Premium variable and fixed deferred annuity and may be issued as either an individual or a group contract. If the Four-Year Withdrawal Charge Period is elected, no Premiums will be accepted after the first Contract Year. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds, and Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Jackson of NY Service Center.

The following restrictions currently apply on Contracts with an optional Contract Enhancement. During the first eight Contract Years (six Contract Years for the 2% Contract Enhancement), the three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program). During the first seven Contract Years (five Contract Years for the 2% Contract Enhancement), Premiums may be allocated to the one year Fixed Account Option. However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium. Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account. See "Additional Information Concerning the One-Year Fixed Account Option" below for additional information on the transfer out provision. These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

Each Fixed Account option credits interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the specified period. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit. The Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable nonforfeiture law. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Jackson of NY Service Center.

Interest Rate Adjustment. An Interest Rate Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. In order to determine whether there will be an Interest Rate Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal, transfer, or annuitization. As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Interest Rate Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Interest Rate Adjustment. The ‘current new business interest rate’ is .25% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option. If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Interest Rate Adjustment will (a) increase the amount withdrawn, transferred, or annuitized when the current new business rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, transferred, or annuitized when the current new business rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no interest rate adjustment if these rates are the same. Any adjustment resulting from the Interest Rate Adjustment is applied to the amount that is being withdrawn, transferred, or annuitized from the Fixed Account Option. However, an Interest Rate Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Interest Rate Adjustment if the difference between the two is less than 0.25%. This limitation avoids decreases in the amount withdrawn, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional .25% that (as described above) is added when determining the current new business rate.

Also, there is no Interest Rate Adjustment on: amounts taken from the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account minimal value. The Fixed Account minimum value at least equals the minimum value prescribed by the applicable nonforfeiture law. The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any Premium payments (net of any associated Premium taxes plus any Contract Enhancements) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, recapture charges, or charge for taxes due in connection with the withdrawal. In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Interest Rate Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Interest Rate Adjustment on a partial withdrawal. If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Interest Rate Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value). For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Interest Rate Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Interest Rate Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Interest Rate Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Interest Rate Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available.

Additional Information Concerning the One-Year Fixed Account Option. Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special interest rates on the DCA+ Fixed Account Option. The DCA+ Fixed Account Option is only available for new Premiums. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 99 Investment Divisions and Fixed Account Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL/American Funds® Balanced Allocation
JNL/American Funds Growth Allocation
JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Allocation Fund
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital 10 x 10
JNL/Mellon Capital Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL Disciplined Moderate
JNL Disciplined Moderate Growth
JNL Disciplined Growth

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust.

Important information regarding the Investment Division investing in the JNL/Mellon Capital Communications Sector Fund (“the Division”): As of September 15, 2014, the JNL/Mellon Capital Communications Sector Investment Division stopped accepting any additional allocations or transfers. If as of September 15, 2014 you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Rebalancing, and it included an allocation to the Division, you can continue to include the Division under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program. The Division is not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future premium payments on file with us that include an allocation to the Division, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent premium payment, all such allocations to the Division prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Government Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available investment option. Amounts invested in the Division as of September 12, 2014 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the Division on or after September 15, 2014 you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Balanced Fund ("Feeder Fund") (formerly, JNL/Capital Guardian Global Balanced Fund)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Asset Allocation Fund SM ("Master Fund"). The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The Master Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Growth-Income Fund SM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM ( “Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® ( “Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC, ClearBridge Investments, LLC, and Victory Capital Management, Inc.)
Seeks long-term total return by investing, under normal circumstances, at least 80% of its total net assets in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Chicago Equity Partners, LLC, Granahan Investment Management, Inc., LMCG Investments, LLC, and Victory Capital Management Inc.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Century Capital Management, LLC, Chicago Equity Partners, LLC, Cooke & Bieler L.P., and Cortina Asset Management, LLC)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets in a variety of small cap value strategies managed by unaffiliated investment managers.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 80% of its assets to traditional investment categories and approximately 20% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 65% of its assets to traditional investment categories and approximately 35% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL/American Funds® Balanced Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 50%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Large Cap Relaxed Constraint Equity Fund (formerly, JNL/Goldman Sachs U.S. Equity Flex Fund)
Jackson National Asset Management, LLC (AQR Capital Management, LLC)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciate in excess of the Russell 1000 ® Index ("Index"). The Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities or equity related instruments of large-capitalization companies, which the sub-adviser generally considers to be those companies with market capitalizations within the range of the Index at the time of purchase.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/BlackRock Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)
Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange. MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural resources.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income with capital appreciation by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds.

JNL/DFA Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE ® US Sector TR USD Index. The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

JNL/FPA + DoubleLine® Flexible Allocation Fund
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LLC and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying

Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Fund (formerly, JNL/Franklin Templeton Global Growth Fund)
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of investments of smaller international companies, located outside of the U.S., including those of emerging or developing markets. The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index and All Country World exUS Small Cap Index. The Fund may, from time to time, have significant investments in a particular sector or country.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/Invesco China-India Fund
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Mid Cap Value Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks total return through growth of capital by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets in the stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to track the investment results of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 500® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the MSCI Europe Australia Far East (“MSCI EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/MFS Mid Cap Value Fund (formerly, JNL/Goldman Sachs Mid Cap Value Fund)
Jackson National Asset Management, LLC (and Massachusetts Financial Services Company d/b/a MFS Investment Management)
Seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in issues with medium market capitalizations.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products, money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index (“Index”) under normal market conditions at the time of the initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase. The market capitalization range of the Index will vary with market conditions over time. At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The sub-adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Government Money Market Fund (formerly, JNL/WMC Money Market Fund)
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are "collateralized fully" (i.e., collateralized by cash or government securities).

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Standard & Poor’s Investment Advisory Services LLC of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, the Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Variable Fund LLC

JNL/Mellon Capital Dow SM Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Capital Global 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the securities which comprise the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index. The Fund consists of the ten securities in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

JNL/Mellon Capital Nasdaq® 100 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return by investing in the securities which comprise the NASDAQ-100 Index ® . The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the NASDAQ 100 Index in proportion to their market capitalization weighting in the NASDAQ 100 Index.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the 30 securities that comprise the Standard & Poor's MidCap 400 Index and 30 that comprise the Standard & Poor's SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that attempts to select small and mid-capitalization companies that are likely to be in an earlier stage of their economic life cycle than mature large-capitalization companies.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing in the securities that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;

➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Communications Sector Fund (Please Note: The Investment Division investing in the JNL/Mellon Capital Communications Sector Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the securities in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the securities in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

Jackson Variable Series Trust

JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds.

JNL/PIMCO Credit Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its total assets in foreign securities.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing.

The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by calling 1-800-599-5651 ( Jackson of NY  Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813, or by visiting www.jackson.com. Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.25% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the Annuitant during the income phase;

•	to waive the withdrawal charge in the event of the Owner's death; and

•	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value. We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

Transfer Charge. We deduct $25 for each transfer in excess of 15 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. The charge compensates us for the administrative cost associated with the transfers. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least seven (four for the Four-Year Withdrawal Charge Period option) years without being withdrawn), plus

•	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your Remaining Premium in these Options)

•
additional free withdrawals - during each Contract Year, 10% of Premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn, minus earnings (required minimum distribution will reduce the 10% free withdrawal amount), or

We will deduct a withdrawal charge on:

•	partial withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

•	withdrawals under a Contract that exceeds its required minimum distribution under the Internal Revenue Code (the entire withdrawal will be subject to the withdrawal charge), or

•	total withdrawals.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Four-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the Premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of Premium payments):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+

Base Schedule	7%	6%	5%	4%	3%	2%	1%	0

Withdrawal Charge if Four-Year Period Applies	6.5%	5%	3%	2%	0	0	0	0

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium. If you make a full withdrawal, the withdrawal charge is based on Premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

•	income payments during your Contract's income phase (but the withdrawal charge is deducted on the Income Date if that date is within 13 months of the Issue Date);

•	death benefits;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution then the entire withdrawal will be subject to the withdrawal charge); or

•	withdrawals of up to $250,000 from the Investment Divisions or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

Contract Enhancement Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Accounts by reducing credited rates by the applicable charge percentage, but not below the minimum guaranteed interest rate (assuming no withdrawals). (For more information about the Fixed Account Options, please see “THE FIXED ACCOUNT” beginning on page 12.) The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

Contract Enhancement	2%	3%	4%

Charge (on an annual basis)	0.395%	0.42%	0.56%

Due to the Contract Enhancement charges listed above, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select an optional Contract Enhancement and make a partial or total withdrawal from your Contract in the first seven Contract Years after a Premium is received (five Contract Years for the 2% Contract Enhancement), you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your Premiums. The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;

•	withdrawals are in excess of the free withdrawal amount (the recapture charge is imposed only on the excess amount above the free withdrawal amount);

•	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);

•	there is a total withdrawal.

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related Premium. The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding Premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

3% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding Premium reflected in the amount withdrawn. (Please see the examples in Appendix B). The amount recaptured will be taken from the Investment Divisions and the Fixed Account in the proportion their respective values bear to the Contract Value. The dollar amount recaptured from the corresponding Premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that Premium payment.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

•	death benefits;

•	income payments paid during the income phase;

•	withdrawals taken under your Contract's free withdrawal provision;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

•	withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

Optional Death Benefit - Highest Anniversary Value Death Benefit Charge. There is no additional charge for the Contract's basic death benefit. However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

Optional Death Benefit – LifeGuard Freedom Flex DB NY Charge. If you select the LifeGuard Freedom Flex DB NY optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit. The charge for LifeGuard Freedom Flex DB NY, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB. The charge for this death benefit begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Death Benefit. The percentage varies depending on which GAWA% table you elect (see table below).

LIFEGUARD FREEDOM FLEX DB NY ENDORSEMENTS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge
With Income Stream Level 1 GAWA% Table	0.30%
With Income Stream Level 2 GAWA% Table	0.36%
With Income Stream Level 3 GAWA% Table	0.42%
With Income Stream Level 4 GAWA% Table	0.45%
With Income Stream Level 5 GAWA% Table	0.51%
Charge Basis	GMWB Death Benefit
Charge Frequency	Monthly

*PLEASE NOTE: For LifeGuard Freedom Flex DB NY endorsements issued before September 15, 2014, please see Appendix E for the applicable charges.

For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB NY” under “Optional Death Benefits”, beginning on page 127. For more information about the charges for LifeGuard Freedom Flex GMWB , please see page 40 and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 94.

We deduct the charge from your Contract Value. The charge is deducted from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up you pay the charge, currently 0.05% of the GWB, each Contract Month (0.60% annually), subject to a maximum annual charge of 1.20%. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 57.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts, if you select this benefit after your Contract is issued (subject to availability), or upon election of a step-up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-year Step-Up” beginning on page 57. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 62.

Annual Charge	Maximum	Current
	1.74%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability) – subject to the maximum annual charge.

We may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (AutoGuard 5)” beginning on page 62. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 65.

Annual Charge	Maximum	Current
	2.04%	1.02%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability) – subject to the maximum annual charge.

We may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6)” beginning on page 65. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 68.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum	Current
With Income Stream Level 1 GAWA% Table	1.74%	0.87%
With Income Stream Level 2 GAWA% Table	1.92%	0.96%
With Income Stream Level 3 GAWA% Table	2.10%	1.05%
With Income Stream Level 4 GAWA% Table	2.52%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix E for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you elect this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix E for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 77. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 68. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 80.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum	Annual
With Income Stream Level 1 GAWA% Table	2.34%	1.17%
With Income Stream Level 2 GAWA% Table	2.70%	1.35%
With Income Stream Level 3 GAWA% Table	3.00%	1.62%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix E for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you elect this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix E for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 90. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 80. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex GMWB” beginning on page 94.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.20%	0.60%
6% Bonus and Annual Step-Up	1.44%	0.72%
7% Bonus and Annual Step-Up	1.74%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 2 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.44%	0.72%
6% Bonus and Annual Step-Up	1.62%	0.81%
7% Bonus and Annual Step-Up	1.92%	0.96%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With GMWB With Income Stream Level 3 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.62%	0.81%
6% Bonus and Annual Step-Up	1.80%	0.90%
7% Bonus and Annual Step-Up	2.10%	1.05%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 4 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.04%	1.02%
6% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 5 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix E for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are deducted from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge (please see Appendix E for the maximum annual charges for GMWBs issued before September 15, 2014). If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 103. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 94. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only. If you purchase the LifeGuard Freedom Flex DB NY, additional charges apply. Please see “Optional Death Benefit - Life Guard Freedom Flex DB NY Charge” under “Contract Charges”, beginning on page 35 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 106.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
6% Bonus and Annual Step-Up	2.04%	1.02%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 2 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.22%	1.11%
6% Bonus and Annual Step-Up	2.40%	1.20%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 3 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.70%	1.35%
6% Bonus and Annual Step-Up	2.94%	1.47%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix E for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are deducted from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix E for the maximum annual charges for GMWBs issues before September 15, 2014). We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 115. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 106. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Charge Base (see table below).

Annual Charge	Maximum	Current
	2.22%	1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Monthly	Monthly

GMWB Charge Base. At election, the GMWB Charge Base is equal to the Guaranteed Withdrawal Balance (“GWB”). After each subsequent purchase payment, the GMWB Charge Base is increased by the amount of the purchase payment net of any applicable Premium taxes, subject to a maximum of $5,000,000. The GMWB Charge Base is not reduced for withdrawals unless a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable. In this case, the GMWB Charge Base is reduced for the Excess Withdrawal amount in the same proportion as the Contract Value is reduced by the Excess Withdrawal. The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

For more information about the GAWA and Stretch RMD, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) beginning on page 117.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMWB Charge Base. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or elections after issue (subject to availability) subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier of the date the endorsement terminates, or the date your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (‘MarketGuard Stretch GMWB’)” beginning on page 117. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 55 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Four-Year Withdrawal Charge Period. If you select the optional four-year withdrawal charge period feature, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge after the first four Contract Years.

Other Expenses. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached summary prospectuses for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 7.

Premium Taxes. Your state may charge us Premium taxes or other similar taxes of up to 2% of a Premium payment . W hen required, w e pay these taxes and may make a deduction from your Contract Values for them. Currently, Premium taxes do not apply .

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. Distributor also serves as distributor of other variable insurance products issued by Jackson of NY and its parent, Jackson National Life Insurance Company (“Jackson”).

Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a "Financial Institution," collectively "Financial Institutions"). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution.

Under certain circumstances, the Distributor and/or Jackson of NY or our affiliates may make payments to Financial Institutions in addition to commissions , in connection with the sale of Jackson and Jackson of NY variable insurance products . These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct and Department of Labor (“DOL”) rules and regulations . While such compensation may be significant, it will not result in any additional direct charge by us to you.

Under these compensation structures, the Distributor and/or Jackson of NY or our affiliates may make marketing allowance payments and marketing support payments to the Financial Institutions . Marketing allowance payments are payments that are designed as consideration for product placement and distribution, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Financial Institutions and their registered representatives, and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations , we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of marketing allowance payments and/or marketing support payments in 2016 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Financial Institution is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Financial Institution may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $525 thousand to approximately $22 million.

Cetera Advisor Networks, LLC
Cetera Advisors, LLC
Commonwealth Financial Network
INVEST Financial Corporation*
Lincoln Financial Advisors
LPL Financial Services
Merrill Lynch
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley
National Planning Corporation*
Raymond James & Associates, Inc.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.*
Stifel Nicolaus & Company, Inc.
UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.

*Jackson affiliate.

Please see Appendix C for a complete list of Financial Institutions that received amounts of marketing allowance payments and/or marketing support payments in 2016 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.

Compensation is also paid to employees of the Distributor and/or Jackson of NY or our affiliates who are responsible for providing services to Financial Institutions. These employees are generally referred to as "wholesalers" and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

In addition to the Distributor, the following Financial Institutions are affiliated with Jackson and under common control within the same holding company structure:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation, and

•	Investment Centers of America, Inc.

The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by the Distributor and/or Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$10,000 under most circumstances

•	$5,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan

•	$50 for an automatic payment plan

•
You can pay additional Premiums at any time during the accumulation phase unless a specific optional benefit or feature provides limitations. However, if the Four-Year Withdrawal Charge Period is elected, no Premium will be accepted after the first Contract Year.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We reserve the right , in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payment s and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis . Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. There is a $100 minimum balance requirement for each Fixed Account and Investment Division. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Fixed Account options.

Maximum Premiums:

•	The maximum aggregate Premiums you may make without our prior approval is $1 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the death benefit, or any GMWB. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Fixed Account and Investment Divisions. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions and Fixed Account Options at any one time.
We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Subsequent Premiums are allocated on the Business Day that the Premium is received. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancements.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

You may elect one of our three optional Contract Enhancement endorsements. The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement or 4% Contract Enhancement endorsement. Contract Enhancement endorsements are available only at the time you purchase your contract and to Owners 87 years old and younger. If elected, a Contract Enhancement endorsement cannot be canceled. In addition, if you elect any Contract Enhancement endorsement, you cannot select the Capital Protection Program.

If you elect a Contract Enhancement endorsement, the following Fixed Account restrictions currently apply. During the first eight Contract Years (six Contract Years for the 2% Contract Enhancement), the three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program). During the first seven Contract Years (five Contract Years for the 2% Contract Enhancement), Premiums may be allocated to the one year Fixed Account Option. However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium. Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account. (See "The Fixed Account" on page 12.) These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

If an optional Contract Enhancement endorsement is elected, then at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) when we receive a Premium payment, we will credit your Contract Value with a Contract Enhancement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have selected and the Contract Year in which you make your payment. Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the Premium payment. The Contract Enhancement percentage applied to a Premium payment is generally a declining and lesser percentage for Premium payments received after the first Contract Year (see the schedules below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement. This is discussed further on page 49.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

3% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	3.00%	3.00%	2.25%	2.00%	2.00%	1.00%	1.00%	0%

4% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	4.00%	4.00%	3.00%	2.50%	2.50%	1.25%	1.25%	0%

There is a charge for the optional Contract Enhancement endorsements that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement endorsement you elect. For more information about the charges for these endorsements, please see “Contract Enhancement Charge” on page 33.

We will impose a Contract Enhancement recapture charge if you:

•
make a total withdrawal within the recapture charge schedule or a partial withdrawal within the recapture charge schedule in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) (the recapture charge is imposed only on the excess amount above the free withdrawal amount),

•
make a partial withdrawal within the recapture charge schedule in excess of the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge), or

•	return your Contract during the Free Look period. (If you return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The Recapture Charge schedule(s) can be found beginning on page 34 of this prospectus. The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the recapture charge is imposed based on the Completed Years since the receipt of the related Premium. (See the examples in Appendix B showing how these recapture charges are applied to withdrawals.)

We will not impose the Contract Enhancement recapture charge on any amounts paid out as:

•	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your Remaining Premium in these Options);

•	death benefits;

•	income payments paid during the income phase;

•	withdrawals taken under your Contract's free withdrawal provisions;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

•
withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract (see "Waiver of Withdrawal and Recapture Charges for Extended Care" on page 54 for more information).

For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium, based on the completed years (12 months) since the receipt of Premiums. (See example 2 in Appendix B for an illustration.) We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work. In certain situations, both a recapture charge and a withdrawal charge will be charged on your withdrawal amount (see examples 1 and 2 in Appendix B).

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

As referenced above, there is a charge for the optional Contract Enhancement endorsements. This Contract Enhancement charge is based on the average daily net asset value of your allocations to the Investment Divisions and is deducted from the total value of the Separate Account. In addition, for the Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, you will incur charges on the entire amounts included in your Contract, which includes Premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. Jackson of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement). Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make Premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional Premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

•	death benefits computed on the basis of Contract Value;

•	withdrawals taken under the 10% free withdrawal provision

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

•	withdrawals under our extended care benefit. For more information, please see “Waiver of Withdrawal and Recapture Charges for Extended Care” beginning on page 54.

You currently may not elect any Contract Enhancement endorsement with the Capital Protection Program.

Capital Protection Program. If you select our Capital Protection program at issue, we will allocate enough of your Premium to the Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your Jackson of NY representative with respect to the current availability of 3, 5, 7 year Fixed Account options and the availability of the Capital Protection program.

Currently, the Capital Protection Program is not available if you elect a Contract Enhancement endorsement.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the seven-year guaranteed period was 3% per year. We would allocate $8,131 to that guarantee period because $8,131 would increase at that interest rate to $10,000 after seven years, assuming no withdrawals are taken. The remaining $1,869 of the payment would be allocated to the Investment Division(s) you selected.

Shorter guarantee periods require allocation of substantially all of your Premium to achieve the intended result. In any case, the results will depend on the interest rate declared for the guaranteed period. Please note, the interest rate used in the above example is for illustrative purposes only and is not intended to reflect the current interest rate for the guarantee period of this duration.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”
Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in the computation.

The value of an Accumulation Unit may go up or down from day to day based on the performance of the Funds, expenses, and deduction of Contract charges . The base Contract has a different Accumulation Unit Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit Value.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges. If your Premium payment is received after the close of the New York Stock Exchange, the number of Accumulation Units credited will be determined at the end of the next Business Day.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in Good Order will be used for initial pricing of your Contract values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date.

You can make 15 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Interest Rate Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account, as permitted by applicable law. Currently, for Contracts with an optional Contract Enhancement, transfers are not permitted to a Fixed Account Option during the first eight Contract Years (six Contract Years for the 2% Contract Enhancement). This restriction may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

We also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year:

i.	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or

ii.	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or

•
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 15 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Jackson of NY Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you (and any joint Owner) provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you, a joint Owner, or your financial representative unless you notify us to the contrary. To notify us, please call us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement. We reserve the right to discontinue this privilege or implement additional limitations.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Jackson of NY Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer requests made on the same day by calling the Jackson of NY Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal;

•	by electing the Systematic Withdrawal Program;

•	by electing a Guaranteed Minimum Withdrawal Benefit; or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable Premium tax, the annual contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 32. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Jackson of NY Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 131.

Waiver of Withdrawal and Recapture Charges for Extended Care. We will waive the withdrawal charges and recapture charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Fixed Account and Investment Divisions that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

Optional Four-Year Withdrawal Charge Period. If you are 85 years of age or younger, you may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a four-year withdrawal period with withdrawal charges in contribution years one through four of 6.5%, 5%, 3%, and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.40% of average daily net asset value of your allocations to the Investment Divisions.

The charge for the Four-year Withdrawal Charge Period option continues for the first four Contract Years. The potential benefits of this option normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). Under this benefit you may only make Premium payments in Contract Year 1. In the process of evaluating this option, please weigh the benefit of the added liquidity that this benefit provides against the negative impact that its charge will have on your Accumulation Value and the restriction it places on your ability to subsequently contribute Premium.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up and Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option and For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “LifeGuard Freedom Flex With Joint Option GMWB” subsection beginning on page 106 and the “Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” subsection beginning on page 80.)

•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits. The cumulative cost of a GMWB also is greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59 1/2) and a GWB adjustment (70)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the Contract Anniversary on or next following the Owner's 95th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law or regulation. (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 124.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.

Please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see “Election” and “Withdrawals” under each GMWB for more information about the GWB and GAWA. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

Required Minimum Distributions under Certain Tax Qualified Plans (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB. However, for the MarketGuard Stretch GMWB, please refer to the Stretch RMD Notes on page 121. For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without compromising the guarantees. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your GMWB. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with a GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2018 Contract Year (ending June 30) is $10. The RMDs for calendar years 2017 and 2018 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2017 and $8 in each of the two halves of calendar year 2018, then at the time the withdrawal in the first half of calendar year 2018 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2018 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1947, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2017 RMD) until March 30, 2018, he may still take the 2018 RMD before the next Contract Year begins, June 30, 2018 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2018 RMD) after June 30, 2018, he should wait until the next Contract Year begins (that is after June 30, 2019) to take his third RMD (the 2019 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, specifically examples 4, 5, and 7 under sections “I. SafeGuard Max,” “II. AutoGuard 5, AutoGuard 6,” and “V. MarketGuard Stretch,” or examples 6, 7, and 9 under sections “III. LifeGuard Freedom 6 Net” and “IV. LifeGuard Freedom Flex”.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax advisor, to be sure that a particular GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D under section “I. SafeGuard Max”, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

•	The Owner's (or any joint Owner's) death;

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or on any Contract Anniversary (subject to availability); and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity , to another legal entity or the Annuitant , provided these changes are not taxable events under the Code . In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, as subject to availability –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead added this GMWB to your Contract post issue on a Contract Anniversary (subject to availability), the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D under section “I. SafeGuard Max”.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. Once the GAWA percentage is determined, it will not change. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 135).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D under section “I. SafeGuard Max” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D under section “I. SafeGuard Max”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 12. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 131.
If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D under section “I. SafeGuard Max” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). (See Examples 6 and 7 in Appendix D under section “I. SafeGuard Max”.)

Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to step-up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 129), the value applicable upon step-up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent step-up must follow the step-up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date). Upon spousal continuation of a Contract without the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, if the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up is available at the time, the spouse may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The first date both the GWB and the Contract Value equals zero; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D under section “II. AutoGuard 5, AutoGuard 6” that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit, which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date. For Contracts issued before January 12, 2015, this GMWB is also available to add to a Contract on any Contract Anniversary, subject to availability. This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual step-up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus any Contract Enhancement will be used as the basis for determining the GWB. For Contracts issued before January 12, 2015, the 5% GMWB With Annual step-up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value. The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA at the time of an Excess Withdrawal (see below) or at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Interest Rate Adjustments, and other charges and adjustments as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent Premium payment less any applicable taxes , plus ii) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D under section “II. AutoGuard 5, AutoGuard 6” to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D under section “II. AutoGuard 5, AutoGuard 6”). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Interest Rate Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 131.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (“step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero. Subject to the Company’s approval, you may elect to receive payments more frequently than annually.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as Owner, or death of a joint Owner, all payments cease. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. This income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 124.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D under section “II. AutoGuard 5, AutoGuard 6” that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit, which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date or on any Contract Anniversary (subject to availability). This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus any Contract Enhancement, will be used as the basis for determining the GWB. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value. The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA at the time of an Excess Withdrawal

(see below) or at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Interest Rate Adjustments, and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. Also, the GAWA will increase by either (a) 6% of the sum of i) the subsequent Premium payment less any applicable taxes plus ii) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D under section “II. AutoGuard 5, AutoGuard 6” to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is unchanged at the time of the withdrawal, At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal or the RMD, as applicable, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D under section “II. AutoGuard 5, AutoGuard 6”). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Interest Rate Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 131.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (“step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as Owner, or the death of a joint Owner, all payments cease. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. This income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 124.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D under section “III. LifeGuard Freedom 6 Net”. The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. For Contracts issued before January 12, 2015, this GMWB may also be added to a Contract on any Contract Anniversary, subject to availability. If you are eligible to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. We do not allow any other changes of Owner. An Owner should seek the advice of tax counsel before considering an ownership change. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “III. LifeGuard Freedom 6 Net”.) Recapture charges are imposed on withdrawals under this GMWB as explained under "More on Withdrawals" on page 74.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 135).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 31. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix D under section “III. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB's guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 55, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix D under section “III. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a.	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b.	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3.	The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix D under section “III. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 12. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 131.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday (71st birthday for endorsements issued before April 29, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “III. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “III. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “III. LifeGuard Freedom 6 Net” for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “III. LifeGuard Freedom 6 Net to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix D under section “III. LifeGuard Freedom 6 Net.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, if elected at issue, or Contract Value, less (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary, following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life

Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value and no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-Ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract

Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D under section “III. LifeGuard Freedom 6 Net, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or

●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2017. At that time, the bonus period is scheduled to expire on December 1, 2027 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2020), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2030. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2032 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2032, and would be scheduled to expire on December 1, 2042. (Please also see Examples 8 and 9 in Appendix D under section “III. LifeGuard Freedom 6 Net for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D under section “III. LifeGuard Freedom 6 Net. The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. An Owner should seek the advice of tax counsel before considering an ownership change.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon spousal continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under qualified custodial account contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. For Contracts issued before January 12, 2015, this GMWB may also be added to a Contract on any Contract Anniversary, subject to availability. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified

Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner. If you are eligible to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “III. LifeGuard Freedom 6 Net”.) Recapture charges are imposed on withdrawals under this GMWB as explained under "More on Withdrawals" on page 86.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 135).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 31. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix D under section “III. LifeGuard Freedom 6 Net demonstrates how withdrawals affect this GMWB's guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 56, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix D under section “III. LifeGuard Freedom 6 Net). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any -	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a.	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b.	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3.	The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix D under section “III. LifeGuard Freedom 6 Net.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “The Fixed Account” beginning on page 12. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 131.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 71st birthday (82nd birthday for endorsements issued before September 16, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “III. LifeGuard Freedom 6 Net.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “III. LifeGuard Freedom 6 Net.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “III. LifeGuard Freedom 6 Net for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “III. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix D under section “III. LifeGuard Freedom 6 Net.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, if elected at issue, or Contract Value, less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value and no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-Ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D under section “III. LifeGuard Freedom 6 Net, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2017. At that time, the bonus period is scheduled to expire on December 1, 2027 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2020), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2030. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2032 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2032, and would be scheduled to expire on December 1, 2042. (Please also see Examples 8 and 9 in Appendix D under section “III. LifeGuard Freedom 6 Net for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).

PLEASE NOTE: SOME OF THE OPTIONAL FEATURES UNDER THESE GMWBS ARE NOT CURRENTLY AVAILABLE. REFER TO THE SUMMARY OF THE AVAILABLE COMBINATIONS OF OPTIONS BELOW FOR MORE INFORMATION.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse. The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex with Joint Option GMWB provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”). In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex with Joint Option GMWB Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to being added to the Contract, a selection among combinations of the following optional features (Options):

•	a range of bonus percentage amounts,

•	annual or quarterly Contract Value step-ups (quarterly step-ups are applied annually based on the highest quarterly Contract Value), and

•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB - Available Option Combinations

Bonus	Step-Up Annual or Highest Quarterly Contract Value	Freedom Flex Death Benefit (DB) NY

5%	Annual
5%**	Quarterly
6%	Annual	Yes*
6%**	Quarterly
7%	Annual
7%**	Quarterly

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Bonus	Step-Up Annual or Highest Quarterly Contract Value

5%	Annual
5%***	Quarterly
6%	Annual

*This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).
**No longer offered on or after April 29, 2013.
***No longer offered on or after October 15, 2012.

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs. Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent Premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a step-up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, including all of the available combinations of Options and the GAWA% tables that may be available that each provides, as discussed below. In addition, as disclosed in the Fees and Expenses Tables, the charges of each GMWB will vary depending on the mix of Options and the GAWA% table selected. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB NY (for information about the LifeGuard Freedom Flex DB NY, please see “LifeGuard Freedom Flex DB NY” under “Optional Death Benefits”, beginning on page 127.) is offered to Owners between the ages of 35 and 80. As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits. The cumulative costs of these GMWBs also are greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits such as the For Life Guarantee (59 1/2) and the GWB adjustment (70 (71 for endorsements issued before April 29, 2013), or 71 (82 for endorsements issued before September 16, 2013) with Joint Option) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix D under section “IV. LifeGuard Freedom Flex,” particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups and example 12 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

•	The guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 72 (67 for endorsements issued on or after April 29, 2013 and before September 16, 2013) years old if you select the Option combination that includes the LifeGuard Freedom Flex DB NY (proof of age is required). This GMWB may be added to a Contract on the Issue Date. For Contracts issued before January 12, 2015, this GMWB may also be added to a Contract on any Contract Anniversary (subject to availability). Please note, however, that the LifeGuard Freedom Flex DB NY is not available after issue and can only be added on the Issue Date. Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If you are eligible to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's or any joint Owner’s death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to the bonus option percentage you have selected (5%, 6% or 7%) and your age group. Age group is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

5% and 6% Bonus Options
Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

7% Bonus Option
Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 69	3.50%	3.75%	4.00%	4.25%	4.50%
70 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 135).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 31. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% Table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 56, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix D under section “IV. LifeGuard Freedom Flex”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT”

beginning on page 12. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 131.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday (71st birthday for endorsements issued before April 29, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “IV. LifeGuard Freedom Flex” for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “IV. LifeGuard Freedom Flex” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed. Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, 6 and 7% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options (“Highest Quarterly Contract Value “). (See Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex”).

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.
Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's (or the oldest joint Owner’s) attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner, who has elected the 5% Bonus Option, was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. (subject to a $5 million maximum).
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you, which Contract Value is used to calculate the step-up, and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or any Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “LifeGuard Freedom Flex DB NY” under “Optional Death Benefits”, beginning on page 127 for the death benefit that differs from the Contract’s death benefit and is available only in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value step-up.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the LifeGuard Freedom Flex DB and the LifeGuard Freedom Flex DB NY.

Spousal Continuation. In the event of the Owner's death (or any Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date (as if that person survived to that date). The GAWA percentage will not change on future step-ups, even if the Contract Value, as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or any Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or any Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5, 6 or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D under section “IV. LifeGuard Freedom Flex”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6 or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6 or 7% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB is added to a Contract on December 1, 2017. At that time, the bonus period is scheduled to expire on December 1, 2027 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2020), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2030. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2032 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2032, and would be scheduled to expire on December 1, 2042. (Please also see Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

The description of this GMWB is supplemented by the examples in Appendix D under section “IV. LifeGuard Freedom Flex”, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 12 for the For Life guarantees and example 13 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date. For Contracts issued before January 12, 2015, this GMWB may also be added to a Contract on any Contract Anniversary, subject to availability. This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

If you are eligible to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation. There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 135).

2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 31. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 56, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix D under section “IV. LifeGuard Freedom Flex”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 12. Withdrawals may be subject to a recapture charge on any Contract Enhancements. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 131.
If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.
Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 71st birthday (82nd birthday for endorsements issued before September 16, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “IV. LifeGuard Freedom Flex” for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “IV. LifeGuard Freedom Flex” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed. Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5 and 6% Bonus Options. (a “step-up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5% Bonus Option (“Highest Quarterly Contract Value “). (See Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex”.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements, if this GMWB is elected at issue, or (b) the Contract Value less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum.
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date (as if that person survived to that date).

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination. This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last monthly charge, and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5 or 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D under section “IV. LifeGuard Freedom Flex”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5 or 6 % of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.

The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5 or 6% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2017. At that time, the bonus period is scheduled to expire on December 1, 2027 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2020), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2030. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2032 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2032, and would be scheduled to expire on December 1, 2042. (Please also see Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom Flex” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D under section “V. MarketGuard Stretch”, particularly example 2 for the varying benefit.

This GMWB is available under Contracts which are purchased by the Owner with proceeds that are payable to the Owner as beneficiary of tax qualified or non-qualified death benefits as a result of the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. This GMWB is also available to an eligible Beneficiary entitled to death benefit payments under an existing Contract, who will be considered an Owner for purposes of this GMWB. For more information about death benefit payments, please see “Payout Options” on page 129. The proceeds must be subject to the minimum distribution requirements of the Internal Revenue Code (the “Code”) applicable to beneficiaries. The distributions that will be made under this GMWB are commonly referred to as “stretch” distributions since they allow beneficiaries to receive payments over a period of time not exceeding their life expectancies.

Availability of this GMWB is subject to the following additional requirements:

•
For Contracts issued on or after January 12, 2015, a Beneficiary entitled to death benefit payments under an existing Contract must elect this GMWB prior to the time the Beneficiary begins taking distributions (or is required to begin taking distributions) from the Contract to meet the stretch minimum distribution requirements.

For Contracts purchased by prospective Owners on or after January 12, 2015 with death benefit proceeds that are subject to the minimum distribution requirements applicable to beneficiaries, this GMWB must be elected on the initial application and is not available for election after the Issue Date. Additionally, for Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than five years after the date of death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements.

•	For Contracts issued prior to January 12, 2015:
For Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than five years after the date of death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements. For endorsements issued before April 29, 2013, eligible Owners of any age must have elected the GMWB before the Owner began taking distributions (or was required to begin taking distributions) to meet the stretch minimum distribution requirements.

•
This GMWB is not available if a trust was the designated beneficiary of the death benefit proceeds and as a result the Owner must apply the life expectancy payout method using an age different from his or her own.

•
The Owner must meet the applicable minimum distribution requirements by electing the life expectancy payout method as defined under the Code applicable to beneficiaries. This GMWB is not available if the Owner uses other payout methods, including payout methods available only for surviving spouses under special Code rules.

•
The Owner must commence the minimum distributions not later than 1 year after the deceased owner’s death (for non-qualified Contracts) or not later than the end of the calendar year following the calendar year in which the deceased owner died (for tax-qualified Contracts).

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earliest of:

•	The Owner’s death;

•
Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value (The GWB is the guaranteed amount available for future periodic withdrawals); or

•	The Contract Anniversary occurring in the GMWB Maturity Year (please see the “GMWB Maturity Year” section on page 122).

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract and your tax advisor to be sure that this GMWB ultimately suits your needs.

This GMWB is available to individual Owners up to 80 years old on the latest required date of the first minimum distribution under the Internal Revenue Code applicable to the Contract (proof of age is required); and once it is added to the Contract it cannot be canceled. If you are eligible to elect this GMWB after the Contract Issue Date (subject to availability), we must receive a request in Good Order. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

This GMWB is available to natural Owners on qualified and non-qualified Contracts. It is also available to non-natural Owners on qualified Contracts. Joint annuitants are not permitted if there is a non-natural Owner.

We allow ownership changes of a Contract with this GMWB only when the Owner is a trust and the ownership change is to the Annuitant. Otherwise, ownership changes are not allowed. Changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and the required minimum distribution under the Contract (Stretch RMD). Please see “Election” and “Withdrawals” below for more information about the GAWA. For purposes of this GMWB, the Stretch RMD is the amount defined by the Internal Revenue Code as the minimum distribution requirement under the life expectancy payout method applicable to the Contract which is attributable to the proceeds from the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. Withdrawals exceeding the above limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract after the Issue Date, subject to availability –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead add this GMWB to your Contract post issue (subject to availability), the GWB is calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D under section “V. MarketGuard Stretch”.) The GWB can never be more than $5 million, and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB may be continued by a Beneficiary. Please see the “Continuation By Beneficiary” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. For a qualified Contract with a non-natural Owner, the age of the Annuitant is used to determine the GAWA percentage. The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 54	4.5%
55 – 59	5.0%
60+	5.5%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 135).

2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or the Stretch RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance.

This GMWB allows withdrawals greater than the GAWA to meet the Contract's Stretch RMD without compromising the endorsement's guarantees. Examples 4 and 5 in Appendix D under section “V. MarketGuard Stretch” supplement this description. Because the intervals for the GAWA and Stretch RMDs are different, namely Contract Years versus calendar years, and because Stretch RMDs are subject to other conditions and limitations, please see “Stretch RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA and the GMWB Charge Base are unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

For more information about the GMWB Charge Base, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” on page 43.

You may withdraw the greater of the GAWA or Stretch RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or Stretch RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D under section “V. MarketGuard Stretch”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Stretch RMD withdrawals in excess of the free withdrawal amount are not subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 12. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, Stretch RMDs, withdrawals of asset allocation and advisory fees, partial transfers and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 131.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded. If the date of death of the previous owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the eligibility of GMWB election will be re-determined based on the correct date of death. If it is determined that the GMWB could not have been elected based on the correct date of death, the GMWB will be null and void and all GMWB charges will be refunded.

STRETCH RMD NOTES: Notice of a Stretch RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. We may require you to set up a systematic withdrawal program to meet the Stretch RMDs. Eligible withdrawals that are specified as Stretch RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of Stretch RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's Stretch RMD requirements. If your requested Stretch RMD exceeds our calculation of the Stretch RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the Stretch RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, Stretch RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and Stretch RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the Stretch RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the Stretch RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2018 Contract Year (ending June 30) is $10. The Stretch RMDs for calendar years 2017 and 2018 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2017 and $8 in each of the two halves of calendar year 2018, then at the time the withdrawal in the first half of calendar year 2018 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2018 Contract Year is less than the higher Stretch RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D under section “V. MarketGuard Stretch”, particularly examples 4 and 5.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax advisor, to be sure that this GMWB ultimately suits your needs relative to your Stretch RMD.

Premiums.

Subsequent Premium payments are only permitted on tax-qualified Contracts and must be a transfer from a qualified plan. Subsequent Premium payments must be received within 180 days of the Issue Date.

With each subsequent Premium payment on the Contract -	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D under section “V. MarketGuard Stretch” to see how the GWB is recalculated when the $5 million maximum is hit.

GMWB Maturity Year. On the Contract Anniversary occurring in the GMWB Maturity Year, an amount equal to the excess of the GWB over Contract Value will be paid to the Owner. If the GWB is less than the Contract Value, no payment will be made. In either case, the GWB will be set to zero and the GMWB will terminate. The GMWB Maturity Year is determined from the chart below based on the Owner’s attained age on the latest required date for the first Stretch RMD. When determining the GMWB Maturity Year for endorsements issued on or after April 29, 2013, the latest required date for the first Stretch RMD is considered the beginning of the first year. For endorsements issued before April 29, 2013, the endorsement effective date is considered the beginning of the first year.

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
0	82	27	56	54	30
1	81	28	55	55	29
2	80	29	54	56	28
3	79	30	53	57	27
4	78	31	52	58	26
5	77	32	51	59	26
6	76	33	50	60	25
7	75	34	49	61	24
8	74	35	48	62	23
9	73	36	47	63	22
10	72	37	46	64	21
11	71	38	45	65	20
12	70	39	44	66	20
13	69	40	43	67	19
14	68	41	42	68	18
15	67	42	41	69	17
16	66	43	40	70	16
17	65	44	39	71	16
18	64	45	38	72	15
19	63	46	37	73	14
20	62	47	36	74	14
21	62	48	35	75	13
22	61	49	35	76	12
23	60	50	34	77	12
24	59	51	33	78	11

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
25	58	52	32	79	10
26	57	53	31	80	10

See Example 6 in Appendix D under section “V. MarketGuard Stretch” to see how the GMWB Maturity Year affects your GMWB.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death while the Contract is still in force, this GMWB terminates without value unless continued by the Beneficiary.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB. On the Contract Anniversary occurring in the GMWB Maturity Year, any remaining GWB will be paid to the Owner and no further payments will be made.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.
Subject to the Company’s approval, you may elect to receive payments more frequently than annually. All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, all payments cease and no death benefit is payable.

Continuation By Beneficiary. Upon the death of the Owner under a Qualified Plan Contract with a single Beneficiary, the Beneficiary may elect to continue the GMWB. If elected, the GMWB will continue and may not be terminated subsequently. If the GAWA% has been determined, no adjustment will be made to the GWB, the GAWA, the GMWB Charge Base, or the GMWB Maturity Year, at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the original Owner's attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death, unless the Beneficiary elects to continue a qualified Contract with the GMWB;

•	The first date the GWB equals zero.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned step-up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix D under sections “I. SafeGuard Max” and “II. AutoGuard 5, AutoGuard 6,” and Example 9 in Appendix D under sections “III. LifeGuard Freedom 6 Net” and “IV. LifeGuard Freedom Flex” illustrates the consequences of a withdrawal preceding a step-up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least 13 months after the Contract's Issue Date. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments from the Investment Divisions. If you do not choose how to receive your income payments, your income payments will be variable payments based on the variable and fixed options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50, we may set the frequency of payments so that the first payment would be at least $50.

Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable to you , the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable Premium taxes, recapture charges or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency, and an assumed investment rate of 1.0%.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). Each income option is available as fixed payments or variable payments.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead, you may choose an optional death benefit for an additional charge. The LifeGuard Freedom Flex DB NY optional death benefit currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up options). The optional Highest Anniversary Value Death Benefit is only available upon application. In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion (if conversion is permitted), or upon spousal continuation in the case of the LifeGuard Freedom Flex DB NY.

The effects of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes but is not limited to due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected an optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

•	your Contract Value on the date we receive all required documentation from your Beneficiary; or

•
the total Premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Optional Death Benefits. Optional death benefits are available but, because there is an additional annual charge for optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.

The optional death benefits are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. The Highest Anniversary Value Death Benefit is available if you are 79 years of age or younger on the Contract's Issue Date. The LifeGuard Freedom Flex DB NY is only available at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 72 (67 for endorsements issued on or after April 29, 2013 and before September 16, 2013) years of age on the Issue Date. The older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.

Each optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary. For purposes of the optional death benefits, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the “Highest Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals. Please see the calculations for the Highest Anniversary Value Death Benefit below for more information.

Following are the calculations for the optional death benefits:

Highest Anniversary Value Death Benefit changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and

(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom Flex DB NY, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract. The LifeGuard Freedom Flex DB NY is the greater of:

(a)The Contract's Basic Death Benefit (see the description above); or

(b)     The GMWB Death Benefit, as calculated under this death benefit.

The LifeGuard Freedom Flex DB NY is available only at issue and in conjunction with the 6% Bonus and Annual Step-Up combination of options under the LifeGuard Freedom Flex GMWB and only if the Owner (or oldest Joint Owner) is 35 to 72 (67 for endorsements issued on or after April 29, 2013 and before September 16, 2013) years of age on the Issue Date. We reserve the right to prospectively restrict the GAWA% tables that may be elected in connection with the LifeGuard Freedom Flex DB NY. Therefore, not all GAWA% tables may be available at the time you are interested in electing this death benefit. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables. At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB). When purchased at Contract issuance, the GWB is your initial Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit is equal to the greater of: (a) the GMWB Death Benefit prior to the partial withdrawal less the partial withdrawal, or (b) zero. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is equal to the greater of (a) the GMWB Death Benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal, then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or (b) zero. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on each Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the continuation adjustment (which is the amount by which the death benefit that would have been payable exceeds the Contract Value). If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the continuation adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 94.

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

•
Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the excess of the GMWB Death Benefit calculation over the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 103, and “Income Options” beginning on page 125.

Payout Options. The Contract's death benefit is payable pursuant to one of the following payout options:

•	single lump sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death; or

•
the Beneficiary may elect to receive distribution of the entire death benefit in a series of systematic withdrawals over a period not extending beyond the Beneficiary’s life expectancy. The distributions must satisfy the minimum distribution requirements resulting from the death of the Owner as defined by the Internal Revenue Code and the implementing regulations. Upon the Beneficiary’s death, under a tax-qualified Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Under a non-qualified Contract, the designated beneficiary will receive a lump-sum distribution of the Contract Value.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner's date of death. The death benefit will remain invested in the Investment Divisions in accordance with the allocation instructions given by the Owner until a payout option is selected, or new instructions are received from the Beneficiary after the claim is processed. For more information, please see “Special Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre- s elected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, except as described below, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. A continuation adjustment will not be made if your Contract includes the LifeGuard Freedom Flex DB and your spouse continues that benefit after your death. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate many of the optional benefits you elected. Any GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue the Contract. Some GMWBs may be terminated by your spouse on the Continuation Date. For more information, please see the respective GMWB subsections in this prospectus. Any optional Guaranteed Minimum Death Benefit will continue for your spouse unless your spouse chooses to remove it, or (except for LifeGuard Freedom Flex DB) your spouse is age 80 or older at the time of continuation.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if the Pre- s elected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 132.) Upon the Beneficial Owner’s death, under a tax-qualified Stretch Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Upon the Beneficial Owner’s death, under a non-qualified Stretch Contract, the Stretch Contract terminates, and the designated beneficiary will receive a lump-sum distribution of the Contract Value. We will waive withdrawal charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable withdrawal charges.

The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds. Optional benefits, other than MarketGuard Stretch GMWB, are not available.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The Beneficial Owner may not annuitize the Stretch Contract. The Stretch Contract terminates upon the Beneficial Owner’s death, and we will pay the Contract Value to the Beneficial Owner’s beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax advisor as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own advisor regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts - 1035 Exchanges. Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the owner and annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the original contract is a life insurance contract or endowment contract, the owner and the insured on the original contract must be the same as the owner and annuitant on the Contract issued to you in the exchange. Under certain circumstances, partial surrenders may be treated as a tax-free “partial 1035 exchange” (please see the Statement of Additional Information for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income-tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the

Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees and

•	the fees were paid solely from the annuity Contract to the adviser.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax advisor prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson Life of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an adviser in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 98 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract Owner's Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to the Fixed Account options is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options (if currently available) (each a "Designated Option") from the one-year Fixed Account (if currently available) or any of the Investment Divisions (each a "Source Option"). If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

In the case of transfers from the one-year Fixed Account or Investment Divisions with a less volatile unit value, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Special Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. Also, if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. We may discontinue the availability of DCA+ at any time and without notice. You should consult your Jackson of NY representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option and the Money Market Investment Division). Earnings Sweep may only be added within 30 days of the issue date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within twenty days after receiving it. Upon receipt of your Contract, we will refund the full Premium allocated to the Fixed Accounts less any withdrawals from the Fixed Accounts including any fees or other charges, plus Contract Value in the Investment Divisions.

We will determine the Contract Value in the Investment Divisions as of the date the Contract is mailed to the company or the date you return it to the selling agent. We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson National Life Insurance Company (Jackson of NY's parent) and its subsidiaries are defendants in class actions and a number of civil proceedings arising in the ordinary course of business. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson of NY

STATEMENT OF ADDITIONAL INFORMATION REQUEST FORM
To obtain any of the following Statements of Additional Information (SAIs), please complete the form below and mail to:
Jackson of NY®
P . O . Box 30900
Lansing, MI 48909- 8400
You can also request a copy of any of the following SAIs by calling our Jackson of NY Service Center at 1-800-599-5651.

Please send me a copy of the current SAI for (check all that apply):

❑	Perspective II® (Single Share) Variable and Fixed Annuity (Contracts offered for sale on and after September 10, 2012) (NMV9482NY)

❑	JNL® Series Trust (V3180)

❑	JNL Variable Fund LLC (V3670)

❑	Jackson Variable Series Trust (CMV8711)

❑	American Funds Insurance Series (CMX5460)
Please Print:
Name: ______________________________________________________________________________________________________
Address: ____________________________________________________________________________________________________
City: __________________________________ State: __________________________________ Zip Code: ____________________
Date: _________ /______ /______ Signed: ________________________________________________________________________

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Dow SM Index Fund, and JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson , but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S ® , S&P ® , S&P 500 ® and, S&P MIDCAP 400 ® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.
DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE

CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 100 Fund. The JNL/Mellon Capital Nasdaq® 100 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR

PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND , THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND , OR THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN

TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND , THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/

MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller

Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings exceed 10% of Remaining Premium (and, therefore, there is no free withdrawal). This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $128,837.76 by September 30, 2016. The Contract Owner requests that he or she be sent $100,000 on September 30, 2016 The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium
4.00% :	Contract Enhancement Percentage
$4,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
6.00% :	Withdrawal Charge Percentage for Completed Year 3-4 (WC%)
2.50% :	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50% :	Hypothetical Net Return

At end of Year 4
9/30/2016
$128,837.76 :	Contract Value at end of Year 4
$100,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$28,837.76 :	Earnings (Contract Value ($128,837.76) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$71,162.24 :	Net Withdrawal Amount requested ($100,000) minus Earnings ($28,837.76).
$77,772.94 :
Corresponding Premium. The amount to which the appropriate recapture charge percentage and withdrawal charge percentage are applied. This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($71,162.24) by a factor determined by the percentage amounts of the applicable charges. It is the actual amount of Premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us. In this example, the corresponding Premium is specifically calculated as follows: $71,162.24 X (1/[1 – (6.00% + 2.50%)]) = $77,772.94. In this calculation, the 6.00% represents the WC%, and the 2.50% represents the RC%.

$100,000.00 :	Net Withdrawal Amount
$4,666.38 :	Withdrawal Charge: $77,772.94 multiplied by WC% (6.00%)
$1,944.32 :	Recapture Charge: $77,772.94 multiplied by RC% (2.50%)
$106,610.70 :
Total Withdrawal Amount (Net Withdrawal requested $100,000.00) plus the Withdrawal Charge ($4,666.38) and the Recapture Charge ($1,944.32) that is imposed on the withdrawal of Premium that is the total amount deducted from the Contract Value

$22,227.06 :	Contract Value after Total Withdrawal ($128,837.76 less $106,610.70)

Example 2 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with multiple Premium payments and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings do not exceed 10% of Remaining Premium. This example assumes that the Contract is issued on October 1, 2012, the Contract Owner makes an additional Premium payment of $100,000 on November 1, 2014, and that the Contract Value grows to $207,000 by December 15, 2014. The Contract Owner requests that he or she be sent $150,000 on December 15, 2014. The Contract Value will have to be reduced by not only the $150,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below. For purposes of the withdrawal charge and recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without withdrawal charges and recapture charges, and then from the oldest Remaining Premium, which will have the lowest withdrawal charges and recapture charges of any Premium remaining in the Contract.

Example 2
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium 1
4.00% :	Contract Enhancement Percentage
$4,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
7.00% :	Withdrawal Charge Percentage for Completed Year 2-3 (WC%1)
2.50% :	Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2014
$100,000.00 :	Premium 2 received in Contract Year 2-3
3.00% :	Contract Enhancement Percentage for Premium received in Contract Year 2-3
$3,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (3.00%))
8.50% :	Withdrawal Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (WC%2)
2.50% :	Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (RC%2)
0.00% :	Hypothetical Net Return

12/15/2014
$207,000.00 :	Contract Value
$150,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$7,000.00 :	Earnings (Contract Value ($207,000) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$13,000.00 :	Amount available for withdrawal under the free withdrawal provision [(Premium ($200,000) multiplied by 10%) less Earnings ($7,000)]
$130,000.00 :	Net Withdrawal Amount ($150,000) requested minus Earnings ($7,000) and minus the free withdrawal amount ($13,000)).

$100,000.00 :	Total Corresponding Premium 1,which is the oldest Remaining Premium. All of this Premium must be withdrawn to meet the requested Net Withdrawal Amount.
$90,500.00 :
The amount of Premium 1 withdrawn after deducting the Withdrawal Charge and the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Withdrawal Charge from Premium 1($100,000 multiplied by WC%1 (7.00%) equals $7,000) less the Recapture Charge from Premium 1($100,000 multiplied by RC%1 (2.50%) equals $2,500))

$39,500.00 :
Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($7,000), minus the free withdrawal amount ($13,000), and minus the amount withdrawn from Premium 1 after deducting the Withdrawal Charge and the Recapture Charge ($90,500)

$44,382.02 :
Total Corresponding Premium 2. The amount of Premium 2 to which the appropriate recapture charge percentage and withdrawal charge percentage are applied. This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($39,500) by a factor determined by the percentage amounts of the applicable charges. In this example, the corresponding Premium 2 is specifically calculated as follows: $39,500 X (1/[1 – (8.50% + 2.50%)]) = $44,382.02. In this calculation, the 8.50% represents the WC%2, and the 2.50% represents the RC%2.

$150,000.00 :	Net Withdrawal Amount

$7,000.00 :	Withdrawal Charge from Premium 1: $100,000 multiplied by WC%1(7.00%)
$2,500.00 :	Recapture Charge from Premium 1: $100,000 multiplied by RC%1(2.50%)
$3,772.47 :	Withdrawal Charge from Premium 2: $44,382.02 multiplied by WC%2(8.50%)
$1,109.55 :	Recapture Charge from Premium 2: $44,382.02 multiplied by RC%2 (2.50%)
$164,382.02 :
Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Withdrawal Charge ($7,000.00 plus $2,500.00 equals $9,500.00 in total Withdrawal Charges) and the Recapture Charge ($3,772.47 plus $1,109.55 equals $4,882.02 in total Recapture Charges) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value)

$42,617.98 :	Contract Value after Total Withdrawal ($207,000.00 less $164,382.02)

APPENDIX C

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2016 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of Jackson and Jackson of NY variable insurance products.

1st Global Capital Corporation	Cadaret, Grant & Co., Inc.	David A. Noyes & Co.
Accelerated Capital Group, Inc.	Calton & Associates, Inc.	Dempsey Lord Smith, LLC
Advisory Group Equity Services, Ltd.	Cambridge Investment Research, Inc.	Dominion Investor Services
Allegheny Investments, Ltd.	Cantella & Company, Inc.	Dorsey and Company, Inc.
Allegiance Capital, LLC	Cape Securities, Inc.	Dougherty & Company, Inc.
Allegis Investment Services	Capfinancial Securities, Inc.	Duncan Williams, Inc.
Allen & Company of Florida, Inc.	Capital City Securities	EDI Financial, Inc.
Allied Beacon Partners, Inc.	Capital Financial Services	Edward Jones & Company
American Capital	Capital Investment Group, Inc.	Equable Securities Corporation
American Equity Investment Corp	Capital One Securities	Equity Services, Inc.
American Independent Securities Group, LLC	Capitol Securities Management, Inc.	Essex National Securities, Inc.
American Portfolios Financial Services, Inc.	Cary Street Partners, LLC	Feltl and Company
Ameriprise Advisor Services, Inc.	CBIZ Financial Solutions	Fifth Third Securities
Ameritas Investment Corporation	CCF Investments, Inc.	Financial Security Management
Arete Wealth Management, LLC	Centaurus Financial, Inc.	Financial West Investment Group
Arque Capital, Ltd.	Center Street Securities, Inc.	First Allied Securities, Inc.
Arvest Asset Management	Century Securities & Associates, Inc.	First Brokerage America, LLC
Associated Insurance Services	Ceros Financial Services, Inc.	First Citizens Investor Services
Aurora Capital, LLC	Cetera Advisor Networks, LLC	First Financial Equity Corporation
Ausdal Financial Partners, Inc.	Cetera Advisors, LLC	First Heartland Capital, Inc.
Avalon Investment & Securities Group, Inc.	Cetera Financial Specialists, LLC	First Republic Securities Company
AXA Advisors, LLC	Cetera Investment Services, LLC	First Western Securities, Inc.
B.C. Ziegler & Company	CFD Investments, Inc.	Foothill Securities, Inc.
BancWest Investment Services, Inc.	Chelsea Financial Services	Foresters Equity Services, Inc.
Bankers Life Securities, Inc.	Citigroup Global Markets, Inc.	Fortune Financial Services, Inc.
BB&T Securities, LLC	Citizens Investment Services	Founders Financial Securities, LLC
BBVA Compass Investment Solutions, Inc.	Client One Securities, LLC	FSC Securities Corporation
BCG Securities, Inc.	Coastal Equities, Inc.	FTB Advisors, Inc.
Beaconsfield Financial Services	Commonwealth Financial Network	G. W. Sherwold Associates, Inc.
Benjamin F Edwards & Company	Community America Financial Solutions, LLC	G.A. Repple and Company
Berthel, Fisher & Company Financial Services	Compass Bancshares Ins, Inc.	Garden State Securities
BFT Financial Group, LLC	Comprehensive Asset Management &	Geneos Wealth Management, Inc.
Blakeslee & Blakeslee, Inc.	Servicing, Inc.	Girard Securities, Inc.
BMO Harris Financial Advisors, Inc.	Concorde Investment Services, LLC	Global Brokerage Services, Inc.
BOK Financial Securities, Inc.	Coordinated Capital Securities, Inc.	GLP Investment Services, LLC
Bolton Global Capital	Country Capital Management Company	GLS & Associates, Inc.
BOSC, Inc.	Crescent Securities Group	Gradient Securities, LLC
Bristol Financial Services, Inc.	Crown Capital Securities, L.P.	Great Nation Investment Corporation
Broker Dealer Financial Services Corporation	Crystal Bay Securities	GWN Securities, Inc.
Brokers International Financial Services, LLC	CUNA Brokerage Services, Inc.	H Beck, Inc.
Brooklight Place Securities	CUSO Financial Services, Inc.	H.D. Vest Investment Securities, Inc.
Bruce A. Lefavi Securities, Inc.	Cutter & Company	Hantz Financial Services
Bruderman Brothers	D. A. Davidson & Company	Harbor Financial Services, LLC
Buckman, Buckman & Reid, Inc.	Davenport & Company, LLC	Harbour Investments, Inc.

Harger and Company, Inc.	Lincoln Financial Advisors Corporation	OneAmerica Securities, Inc.
Hazard & Siegel, Inc.	Lincoln Financial Securities Corporation	Oppenheimer & Company, Inc.
HBW Securities, LLC	Lincoln Investment Planning, Inc.	Packerland Brokerage Services
Hefren-Tillotson, Inc.	Lion Street Financial, LLC	Paradigm Equities, Inc.
Hilltop Securities, Inc.	Lombard Securities	Park Avenue Securities, LLC
Hornor, Townsend & Kent, Inc.	Long Island Financial Group, Inc.	Parkland Securities, LLC
HSBC Securities	LPL Financial Services	Parsonex Securities, LLC
Huntington Investment Company	Lucia Securities, LLC	Peak Brokerage Services
Huntleigh Securities Corporation	M Griffith Investment Services	Peoples Securities, Inc.
IBN Financial Services, Inc.	M. Holdings Securities, Inc.	PFA Security Asset Management, Inc.
IFS Securities	M&T Securities, Inc.	PlanMember Securities Corporation
IMS Securities, Inc.	Madison Avenue Securities, Inc	PNC Investment, LLC
Independence Capital Company	Maxim Group, LLC	Principal Securities
Independent Financial Group, LLC	McLaughlin Ryder Investments, Inc.	Private Client Services, LLC
Infinex Investments, Inc.	MerCap Securities, LLC	ProEquities, Inc.
Infinity Securities, Inc.	Mercer Allied Company, LP	Prospera Financial Services, Inc.
Innovation Partners, LLC	Merrill Lynch	Pruco Securities, LLC
Institutional Securities Corporation	MetLife Securities, Inc.	PTS Brokerage, LLC
InterCarolina Financial Services, Inc.	Michigan Securities, Inc.	Purshe Kaplan Sterling Investments
International Assets Advisory, LLC	Mid-Atlantic Capital Corporation	Quayle & Company Securities
Intervest International, Inc.	Mid-Atlantic Securities , Inc.	Questar Capital Corporation
INVEST Financial Corporation	MML Investors Services, LLC	Raymond James & Associates, Inc.
Investacorp, Inc.	Moloney Securities Company, Inc.	RBC Capital Markets Corporation
Investment Centers of America, Inc.	Money Concepts Capital Corp	Regulus Advisors, LLC
Investment Network, Inc.	Moors & Cabot, Inc.	Rhodes Securities, Inc.
Investment Planners, Inc.	Morgan Stanley	Robert W. Baird & Company, Inc.
Investment Professional, Inc.	MSI Financial Services	Rogan and Associates
Investors Capital Corporation	Mutual of Omaha Investor Services, Inc.	Royal Alliance Associates
J.W. Cole Financial, Inc.	Mutual Securities, Inc.	Royal Securities Company
James T Borello & Company	Mutual Trust Company of America Securities	Sagepoint Financial, Inc.
Janney, Montgomery Scott, LLC	MWA Financial Services, Inc.	Santander Securities, LLC
JJB Hilliard WL Lyons, LLC	National Planning Corporation	Saxony Securities, Inc.
JP Morgan Securities	National Securities Corporation	SCF Securities, Inc.
JP Turner & Company, LLC	Nations Financial Group, Inc.	Secure Planning, Inc.
K. W. Chambers & Company	Nationwide Planning Associates	Securian Financial Services, Inc.
Kalos Capital, Inc.	Nationwide Securities, LLC	Securities America, Inc.
Kestra Investment Services, Inc./NFP	Navy Federal Brokerage Services, LLC	Securities Equity Group
Securities, Inc.	NBC Securities, Inc.	Securities Management & Research, Inc.
Key Investment Services	Newbridge Securities Corporation	Securities Service Network, Inc.
Kingsbury Capital, Inc.	Next Financial Group, Inc.	Sigma Financial Corporation
KMS Financial Services, Inc.	NIA Securities, LLC	Signal Securities, Inc.
Kovack Securities, Inc.	North Ridge Securities Corporation	Signator Investors, Inc.
L. M. Kohn & Company, Inc.	Northeast Securities, Inc.	Signature Securities Group Corporation
Lasalle St. Securities, LLC	Northwestern Mutual Investment Services, LLC	SII Investments, Inc.
Legend Equities Corporation	NPB Financial Group, LLC	Silver Oak Securities
Leigh Baldwin & Company	NY Life Securities, Inc.	Sorrento Pacific Financial, LLC
Lesko Securities, Inc.	Oak Tree Securities, Inc.	Southeast Investments, N.C., Inc.
Liberty Partners Financial Services, LLC	Oakbridge Financial Services	Southwestern/Great American
LifeMark Securities Corporation	Ohanesian & Lecours, Inc.	Spire Securities

St. Bernard Financial Services, Inc.	Woodbury Financial Services, Inc.
Sterne Agee Financial Services, Inc.	Woodmen Financial Services, Inc.
Stifel Nicolaus & Company, Inc.	World Equity Group, Inc.
Summit Brokerage Services, Inc.	Wunderlich Securities, Inc.
Sunset Financial Services, Inc.	WWK Investments, Inc.
SunTrust Investment Services, Inc.
SWBC Investment Services
SWS Financial Services, Inc.
Symphonic Securities, LLC
Synovus Securities, Inc.
Tandem Securities, Inc.
Taylor Capital Management
Teckmeyer Financial Services
TFS Securities, Inc.
The Investment Center, Inc.
The Leaders Group, Inc.
The O.N. Equity Sales Company
The Strategic Financial Alliance, Inc.
The Windmill Group
Thrivent Financial
Thurston, Springer, Miller, Herd and Titak, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
Trustmont Financial Group, Inc.
UBS Financial Services, Inc.
Uhlmann Price Securities
UMB Insurance, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services of America
Univest Insurance, Inc.
US Bancorp Investments, Inc.
USA Financial Securities Corporation
Valic Financial Advisors, Inc.
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Veritrust
Voya Financial Advisors, Inc
VSR Financial Services, Inc.
Waddell & Reed, Inc.
Wall Street Financial Group
Wayne Hummer Investments, LLC
Wedbush Securities, Inc.
Wellington Shields & Company, LLC
Wells Fargo Advisors, LLC
Wescom Financial Services, LLC
Western Equity Group
Westport Capital Markets
WFG Investments, Inc.

APPENDIX D

GMWB PROSPECTUS EXAMPLES

I.    SAFEGUARD MAX (No longer offered as of April 29, 2013)
Unless otherwise specified, the following examples assume you elected SafeGuard Max GMWB with a 7% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $7,000, which is 7% of your initial GWB ($100,000*0.07 = $7,000).

▪
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $7,000, which is 7% of your initial GWB ($100,000*0.07 = $7,000).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $7,350, which is 7% of your initial GWB ($105,000*0.07 = $7,350).

▪	Notes:

s	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 7% based on your attained age and your GWB is $100,000, your initial GAWA is $7,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.07 = $7,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $10,500, which is your GAWA prior to the additional Premium payment ($7,000) plus 7% of your additional Premium payment ($50,000*0.07 = $3,500).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $346,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $350,000, which is your GAWA prior to the additional Premium payment ($346,500) plus 7% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.07 = $3,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified Contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified Contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($7,000) when your GWB is $100,000:

s	Your new GWB is $93,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,000).

s	Your GAWA for the next year remains $7,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($93,000 / $7,000 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($7,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $7,000, since your withdrawal did not exceed the greater of your GAWA ($7,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($92,500 / $7,000 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a – SafeGuard Max: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($7,000) when your Contract Value is $146,500 and your GWB is $100,000:

s
Your new GWB is $91,000, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $7,000)*(1 - ($10,000 - $7,000) / ($146,500 - $7,000)) = $91,000].

s
Your GAWA is recalculated to equal $6,849, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$7,000 * (1 - ($10,000 - $7,000) / ($146,500 - $7,000)) = $6,849]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($91,000 / $6849 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($7,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,153, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $7,000)*(1 - ($10,000 - $7,000) / ($105,000 - $7,000)) = $90,153].

s
Your GAWA is recalculated to equal $6,786, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$7,000 * (1 - ($10,000 - $7,000)/($105,000 - $7,000)) = $6,785]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($90,153 / $6,786 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($7,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $87,188, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $7,000) * (1 - ($10,000 - $7,000) / ($55,000 - $7,000)) = $87,188].

s
Your GAWA is recalculated to equal $6,563, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$7,000*(1-($10,000-$7,000)/($55,000 - $7,000))=$6,563]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($87,188 / $6,563 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $7,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s	Your GAWA for the next year is recalculated to equal $14,000, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($200,000*0.07 = $14,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 15 years to deplete your GWB ($200,000 / $14,000 per year = 15 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $7,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $7,000, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($90,000*0.07 = $6,300).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 13 years to deplete your GWB ($90,000 / $7,000 per year = 13 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. By not electing to step-up, you can avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $7,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $7,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $14,000, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($200,000*0.07 = $14,000). On the day following the step-up and after the withdrawal of $7,000, your new GWB is $193,000, which is your GWB less the amount of the withdrawal ($200,000 - $7,000 = $193,000) and your GAWA will remain at $14,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 14 years to deplete your GWB ($193,000 / $14,000 per year = approximately 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. .

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $93,000, which is your GWB less the amount of the withdrawal ($100,000 - $7,000 = $93,000) and your Contract Value becomes $193,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $7,000 = $193,000). Upon step-up following the withdrawal, your GWB is set equal to $193,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $13,510, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($193,000*0.07 = $13,510). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 15 years to deplete your GWB ($193,000 / $13,510 per year = 15 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as the election of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA, and the requested withdrawal is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GAWA% is determined at the time of the withdrawal (if not previously determined).

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

II.    AUTOGUARD 5, AUTOGUARD 6 (Autoguard 6 no longer offered as of April 29, 2013)

Unless otherwise specified, the following examples assume you elected an AutoGuard 5 GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus. If you elected an AutoGuard 6 GMWB instead of an AutoGuard 5 GMWB, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with a 6%.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Example 1b : If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement at the time the GMWB is elected:

s	Your initial GWB is $105,000, which is your Contract Value ($105,000) on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

Example 2: This example demonstrates how your GAWA is determined.

▪	If your GAWA% is 5% based on your Contract and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s    Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
s    Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified Contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified Contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s	Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

III.    LIFEGUARD FREEDOM 6 NET

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom 6 Net GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, the Contract Enhancement is 5%, and the GMWB and any For Life Guarantee have not been terminated. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s
Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000) plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $110,000, which is your Contract Value ($110,000) on the effective date of the endorsement.

s	Your GAWA is $5,500, which is 5% of your initial GWB ($110,000*0.05 = $5,500).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s	Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	Notes:

s	Your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

s	Your BDB is increased by the Premium payment. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $50,000 = $250,000.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment. The GMWB Earnings Determination Baseline is not subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, plus any Contract Enhancement, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, plus any Contract Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

s
Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount. (which is the greater of your GAWA or your RMD).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your

GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = approximately 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
An Earnings-Sensitive Adjustment will apply to your withdrawal, which will allow you to withdraw additional amounts from your Contract during that Contract Year without causing a proportional reduction of your GMWB. See Examples 14a and 14b.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000

- $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
Your GWB will be reduced dollar-for-dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount. See Example 14c.

Example 8: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪	Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	Your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA% is determined at the time of the withdrawal (if not previously determined).

–	Your GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s
Your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal. See example 14 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your Bonus Base ($100,000 + $100,000*0.06 = $106,000).

s	Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 = $5,300).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your Bonus Base ($90,000 + $100,000*0.06 = $96,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($96,000*0.05 = $4,800).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the bonus to your GWB.

s	Your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined.

▪	Example 11a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or in the case of Joint Owners, the oldest Joint Owner attains age 59 1/2 or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the

GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

s	Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

s	Your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:

s	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	No adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the GWB Adjustment.

Example 14: This example expands on the basic examples at pages 73 and 85 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.

▪
Example 14a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:

–	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

s	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000). Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

s
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:

–	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000). Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

s
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA. This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

s	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated. This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time. The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:
$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200). Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment. Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

s	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000). Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

s
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar-for-dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

s
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:

s	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.

s
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated. The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit. In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

IV.    LIFEGUARD FREEDOM FLEX

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom Flex GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than Contract Enhancement that could be elected, your initial Premium payment net of any applicable Premium taxes was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the Contract Enhancement is 5%, the GMWB elected has a bonus percentage of 7%, and the GMWB and any For Life Guarantee have not been terminated. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment, net of any applicable Premium taxes.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment, net of any applicable Premium taxes ($100,000), plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract, subject to availability.

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment, net of applicable premium taxes, of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 and your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000), plus any Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s
Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500), it would take approximately an additional 12 years to deplete your GWB ($92,500 / $7,500 per year = approximately 12 years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your GWB Adjustment provision is terminated since a withdrawal is taken.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced by the amount of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your GWB Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will first be reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal, then be reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon automatic step-up.

▪
Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪
Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s
Your GWB will only step-up to the Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since step-ups do not impact the GMWB Death Benefit.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the Highest Quarterly Contract Value, the Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to step-up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a step-up, the order of the two transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	The GAWA% is determined at the time of the withdrawal (if not previously determined).

–
The GAWA% is re-determined upon step-up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

s	Your GWB Adjustment provision is terminated at the time of the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB Death Benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the Highest Quarterly Contract Value, the Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.

s	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 59 1/2. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 11a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½. Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the GWB Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:

s	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the GWB Adjustment.

V. MARKETGUARD STRETCH
Unless otherwise specified, the following examples assume you elected MarketGuard Stretch with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your Stretch RMD at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to the GMWB from another GMWB (if permitted) when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Charge Base is $100,000, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
Your new GMWB Charge Base is $150,000, which is your GMWB Charge Base prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GMWB Charge Base is subject to a maximum of $5,000,000 (see Example 3b).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000, your GWB is $4,950,000, your GAWA is $247,500, and your GMWB Charge Base is $4,950,000 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

s
Your new GMWB Charge Base is $5,000,000, which is the maximum, since your GMWB Charge Base prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your Stretch RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s	Your GMWB Charge Base remains $100,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your Stretch RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s	Your GMWB Charge Base remains $100,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪
Example 5a –This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $96,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $96,000].

▪
Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $95,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $95,000].

▪
Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $90,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $90,000].

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example demonstrates how the GMWB Maturity Year affects your GMWB.

▪	Example 6a: This example demonstrates what happens if your Contract Value is $5,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals $3,000, which is the excess of your GWB ($8,000) over your Contract Value ($5,000).

s	Your Contract Value remains $5,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Example 6b: This example demonstrates what happens if your Contract Value is $15,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals zero, since your GWB ($8,000) does not exceed your Contract Value ($15,000).

s	Your Contract Value remains $15,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Notes:

s	Your GMWB Maturity Year is determined on the effective date of the endorsement and will not change, even if the GMWB is continued by your Beneficiary.

APPENDIX E

HISTORICAL CHARGES FOR OPTIONAL DEATH BENEFITS AND GUARANTEED MINIMUM WITHDRWAWAL BENEFITS (GMWBS)

I. LifeGuard Freedom Flex DB NY

If you selected the LifeGuard Freedom Flex DB NY optional death benefit before September 15, 2014, which is only available at issue and in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit. For LifeGuard Freedom Flex DB NY, you will pay 0.035% of the GMWB Death Benefit each Contract Month (0.42% annually). The charge for LifeGuard Freedom Flex DB NY, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB. The charge for the LifeGuard Freedom Flex GMWB without the Optional Income Upgrade, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month, is currently 1.11% annually.

For complete information about the charge for this death benefit, please see “Optional Death Benefit – LifeGuard Freedom Flex DB NY Charge” on page 35.

II. LifeGuard Freedom 6 Net GMWB

For LifeGuard Freedom 6 Net GMWBs issued before September 15, 2014, the applicable charges are described below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” on page 38.

For endorsements purchased on or after April 29, 2013 and before September 15, 2014, if you elect this GMWB without the Optional Income Upgrade Table you will pay 0.105% of the GWB each Contract Month (1.26% annually), and if you elect the Optional Income Upgrade Table, you will pay 0.125% of the GWB each Contract Month (1.50% annually). For endorsements purchased before April 29, 2013, if you select this GMWB without the Optional Income Upgrade Table, you will pay 0.0925% of the GWB each Contract Month (1.11% annually), and if you elect the Optional Income Upgrade Table, you will pay 0.1125% of the GWB each Contract Month (1.35% annually).

For endorsements purchased on or after April 29, 2013 and before September 15, 2014, the maximum annual charge is 2.52% annually for endorsements without the Optional Income Upgrade Table, and 3.00% for endorsements with the Optional Income Upgrade Table. For endorsements purchased before April 29, 2013, the maximum annual charge is 2.22% annually for endorsements without the Optional Income Upgrade Table, and 2.70% for endorsements with the Optional Income Upgrade Table.

III. LifeGuard Freedom 6 Net With Joint Option GMWB

For LifeGuard Freedom 6 Net With Joint Option GMWBs issued before September 15, 2014, the applicable charges are described below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” on page 39.

For endorsements purchased on or after September 16, 2013 and before September 15, 2014, you will pay 0.135% of the GWB each Contract Month (1.62% annually). For endorsements purchased before September 16, 2013, the charge for this GMWB varies depending on whether you selected the Optional Income Upgrade Table which provides a higher GAWA percentage at an increased charge; if you selected this GMWB without the Optional Income Upgrade Table, you will pay 0.13% of the GWB each Contract Month (1.56% annually), and if you selected this GMWB with the Optional Income Upgrade Table, you will pay 0.15% of the GWB each Contract Month (1.80% annually).

For endorsements purchased before September 15, 2014, the maximum annual charge is 3.00% annually.

IV. LifeGuard Freedom Flex GMWB

For LifeGuard Freedom Flex GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” on page 40.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.04%	1.02%
6% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

GMWBS ISSUED BEFORE APRIL 29, 2013

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.04%	1.02%
6% Bonus and Annual Step-Up	1.92%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.22%	1.11%
7% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.34%	1.17%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.52%	1.26%
6% Bonus and Annual Step-Up	2.40%	1.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.70%	1.35%
7% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

V. LifeGuard Freedom Flex With Joint Option GMWB

For LifeGuard Freedom Flex With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” on page 42.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*

LifeGuard Freedom Flex With Joint Option GMWB
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.70%	1.35%
6% Bonus and Annual Step-Up	2.94%	1.47%
Charge Basis	GWB
Charge Frequency	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

LifeGuard Freedom Flex With Joint Option GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%	1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
6% Bonus and Annual Step-Up	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.64%	1.32%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%
6% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

APPENDIX F

ACCUMULATION UNIT VALUES

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI. Contact the Jackson of NY Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

Set forth below are fund changes and additions since the September 19, 2016 Supplement to the Prospectus dated April 25, 2016, for your information in reviewing Accumulation Unit information.

The following fund name changes are effective April 24, 2017 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Capital Guardian Global Balanced Fund to JNL/American Funds Balanced Fund
JNL/Franklin Templeton Global Growth Fund to JNL/Franklin Templeton Global Fund
JNL/Goldman Sachs Mid Cap Value Fund to JNL/MFS Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund to JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/WMC Money Market Fund to JNL/WMC Government Money Market Fund

The following fund mergers are effective April 24, 2017:

JNL Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund merged into JNL/T. Rowe Price Mid-Cap Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital S&P ® 24 Fund merged into JNL/Mellon Capital JNL 5 Fund

Effective April 24, 2017, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Allocation Fund
JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund

JNL Variable Fund LLC
JNL/Mellon Capital Dow SM Index Fund
JNL/Mellon Capital Global 30 Fund

Jackson Variable Series Trust
JNL/T. Rowe Price Capital Appreciation Fund

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.25%

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.3	N/A	N/A	N/A
End of period	$17.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,370	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.69	$17.25	$17.15	$16.16
End of period	$17.16	$16.69	$17.25	$17.15
Accumulation units outstanding at the end of period	15,115	15,349	15,140	15,342

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$38.44	N/A	N/A	N/A
End of period	$40.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,950	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.85	$18.84	$19.05	$14.36
End of period	$20.60	$16.85	$18.84	$19.05
Accumulation units outstanding at the end of period	32,539	22,795	22,395	21,175

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.94	$12.11	$11.83	N/A
End of period	$12.66	$11.94	$12.11	N/A
Accumulation units outstanding at the end of period	—	—	16,757	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.96	N/A	N/A	N/A
End of period	$18.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,318	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.45	N/A	N/A	N/A
End of period	$18.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,423	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.35	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,913	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.74	$12.05	$11.98	N/A
End of period	$12.05	$11.74	$12.05	N/A
Accumulation units outstanding at the end of period	—	—	16,845	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.36	N/A	N/A	N/A
End of period	$44.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,029	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.49	N/A	N/A	N/A
End of period	$29.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	828	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.36	$13.78	$14.23	N/A
End of period	$12.66	$12.36	$13.78	N/A
Accumulation units outstanding at the end of period	—	—	14,655	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.3	N/A	N/A	N/A
End of period	$12.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,482	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.22	N/A	N/A	N/A
End of period	$11.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,667	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.07	$14.28	$14.02	$13.42
End of period	$14.73	$13.07	$14.28	$14.02
Accumulation units outstanding at the end of period	81,927	44,151	56,483	42,387

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.64	$12.37	$11.67	$9.21
End of period	$13.30	$11.64	$12.37	$11.67
Accumulation units outstanding at the end of period	83,850	66,967	67,073	68,603

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.86	N/A	N/A	N/A
End of period	$21.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,669	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.32	N/A	N/A	N/A
End of period	$19.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,457	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.55	$28.46	$26.38	$24.49
End of period	$29.12	$25.55	$28.46	$26.38
Accumulation units outstanding at the end of period	14,757	14,988	14,861	15,330

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.69	N/A	N/A	N/A
End of period	$42.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,104	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$22.19	N/A	N/A	N/A
End of period	$25.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,289	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$7.91	N/A	N/A	N/A
End of period	$8.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,786	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.11	N/A	N/A	N/A
End of period	$14.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,997	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.80	N/A	N/A	N/A
End of period	$26.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,494	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.22	N/A	N/A	N/A
End of period	$17.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,237	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$19.94	N/A	N/A	N/A
End of period	$23.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,854	N/A	N/A	N/A

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$28.29	N/A	N/A	N/A
End of period	$35.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,917	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$26.13	N/A	N/A	N/A
End of period	$31.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,026	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.32	N/A	N/A	N/A
End of period	$20.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,136	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.42	N/A	N/A	N/A
End of period	$20.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	605	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.2	N/A	N/A	N/A
End of period	$27.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,046	N/A	N/A	N/A

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$11.86	N/A	N/A	N/A
End of period	$13.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,166	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.77	N/A	N/A	N/A
End of period	$10.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,310	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$19.75	$19.27	$19.14	$15.36
End of period	$19.53	$19.75	$19.27	$19.14
Accumulation units outstanding at the end of period	63,009	29,826	31,862	31,567

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.28	$13.88	$13.61	$15.16
End of period	$13.79	$13.28	$13.88	$13.61
Accumulation units outstanding at the end of period	38,485	29,254	27,882	27,763

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$20.36	N/A	N/A	N/A
End of period	$20.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,894	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.53	N/A	N/A	N/A
End of period	$11.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,369	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.02	$20.28	$17.95	$14.35
End of period	$20.72	$19.02	$20.28	$17.95
Accumulation units outstanding at the end of period	55,044	27,642	27,269	27,633

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$21.11	N/A	N/A	N/A
End of period	$22.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,731	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.68	N/A	N/A	N/A
End of period	$21.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,564	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$19.15	N/A	N/A	N/A
End of period	$19.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,127	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$21.04	$21.35	$20.28	$17.29
End of period	$22.02	$21.04	$21.35	$20.28
Accumulation units outstanding at the end of period	19,782	20,087	19,808	20,073

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$56.83	$51.99	N/A	N/A
End of period	$56.93	$56.83	N/A	N/A
Accumulation units outstanding at the end of period	4,880	1,390	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.11	N/A	N/A	N/A
End of period	$27.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,684	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$40.68	$41.57	$38.64	N/A
End of period	$44.52	$40.68	$41.57	N/A
Accumulation units outstanding at the end of period	63,484	17,330	4,867	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.195%

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.17	$11.58	$11.62	$10.39
End of period	$11.37	$11.17	$11.58	$11.62
Accumulation units outstanding at the end of period	—	—	229	247

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.65	$13.11	$13.96	$11.54
End of period	$11.82	$11.65	$13.11	$13.96
Accumulation units outstanding at the end of period	—	—	213	231

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.20	$12.87	$12.74	$14.33
End of period	$12.56	$12.20	$12.87	$12.74
Accumulation units outstanding at the end of period	—	—	330	357

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.20	$17.51	$17.21	$17.97
End of period	$17.28	$17.20	$17.51	$17.21
Accumulation units outstanding at the end of period	—	—	526	569

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.04	$10.40	$10.60	$10.39
End of period	$10.75	$10.04	$10.40	$10.60
Accumulation units outstanding at the end of period	—	—	458	496

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.18	$12.65	$12.54	$12.26
End of period	$12.51	$12.18	$12.65	$12.54
Accumulation units outstanding at the end of period	—	—	773	836

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.54	$9.72	$9.89	$10.10
End of period	$9.46	$9.54	$9.72	$9.89
Accumulation units outstanding at the end of period	—	—	465	503

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.47	$34.53	$32.13	$27.52
End of period	$36.29	$33.47	$34.53	$32.13
Accumulation units outstanding at the end of period	—	—	171	185

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.24	$10.47	$10.70	$10.94
End of period	$10.02	$10.24	$10.47	$10.70
Accumulation units outstanding at the end of period	—	—	429	463

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Questions: If you have any questions about your Contract, you may contact us at:
Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Jackson of NY IMG Service Center: (for Contracts purchased through a bank or another financial institution)	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30901, Lansing, Michigan 48909-8401
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Home Office:	2900 Westchester Avenue, Purchase, New York 10577

STATEMENT OF ADDITIONAL INFORMATION

April 24, 2017

PERSPECTIVE II® (Single Share)

PERSPECTIVE II
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after September 10, 2012)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 24, 2017. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY®) by writing P.O. Box 30313, Lansing, Michigan 48909-7813, or calling 1-800-599-5651.

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General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.
Trademarks, Service Marks, and Related Disclosures

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, the JNL/Mellon Capital Dow SM Index Fund, and JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE

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INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S ® , S&P ® , S&P 500 ® and, S&P MIDCAP 400 ® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

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While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.
DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY,

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EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM AL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 100 Fund. The JNL/Mellon Capital Nasdaq® 100 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE

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JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND , THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND , OR THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND , THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL

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INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller

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Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of each Investment Division within JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $391,000 in 2014, $410,087 in 2015, and $501,239 in 2016 for the services provided by JNAM to Jackson.

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Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

For Perspective II ® contracts, the aggregate amount of commission paid to broker/dealers was $71,271,502 in 2014, $72,965,815 in 2015, and $65,674,831 in 2016. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day

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period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/WMC Government Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/WMC Government Money Market Division nor that Division's investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

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Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

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Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

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Jackson of NY intends that each Fund of the JNL Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 98 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract owner's Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

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Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

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Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification

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is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

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A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax‑sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 2017. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2017, these levels are $118,000 in the case of single taxpayers, $186,000 in the case of married taxpayers filing joint returns, and $0 in

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the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non‑forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $18,000 elective deferral limitation in 2017. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

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In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 1.0% per annum assumed investment rate.
The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1.0% per annum.

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Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with Administration Charge waiver and no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/ A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

Set forth below are fund changes and additions since the September 19, 2016 Supplement to the Prospectus dated April 25, 2016, for your information in reviewing Accumulation Unit information.

The following fund name changes are effective April 24, 2017 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Capital Guardian Global Balanced Fund to JNL/American Funds Balanced Fund
JNL/Franklin Templeton Global Growth Fund to JNL/Franklin Templeton Global Fund

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JNL/Goldman Sachs Mid Cap Value Fund to JNL/MFS Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund to JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/WMC Money Market Fund to JNL/WMC Government Money Market Fund

The following fund mergers are effective April 24, 2017:

JNL Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund merged into JNL/T. Rowe Price Mid-Cap Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital S&P ® 24 Fund merged into JNL/Mellon Capital JNL 5 Fund

Effective April 24, 2017, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Allocation Fund
JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund

JNL Variable Fund LLC
JNL/Mellon Capital Dow SM Index Fund
JNL/Mellon Capital Global 30 Fund

Jackson Variable Series Trust
JNL/T. Rowe Price Capital Appreciation Fund

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Accumulation Unit Values
Base Contract - 1.40%

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.36	$11.83	$11.43	$9.34
End of period	$12.11	$11.36	$11.83	$11.43
Accumulation units outstanding at the end of period	99,767	27,954	28,657	30,824

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.63	$13.04	$12.55	$10.87
End of period	$13.36	$12.63	$13.04	$12.55
Accumulation units outstanding at the end of period	215,765	15,375	15,530	15,556

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.21	$12.64	$12.20	$10.08
End of period	$12.95	$12.21	$12.64	$12.20
Accumulation units outstanding at the end of period	436,253	48,715	48,951	47,468

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.14	$16.74	$16.61	$14.79
End of period	$16.88	$16.14	$16.74	$16.61
Accumulation units outstanding at the end of period	147,177	29,729	29,182	2,833

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.52	$17.15	$17.06	$15.39
End of period	$17.14	$16.52	$17.15	$17.06
Accumulation units outstanding at the end of period	23,245	5,612	5,751	5,701

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.52	$17.10	$17.03	$15.65
End of period	$16.96	$16.52	$17.10	$17.03
Accumulation units outstanding at the end of period	78,631	30,989	30,535	23,420

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.34	$39.72	$39.19	$30.46
End of period	$38.94	$37.34	$39.72	$39.19
Accumulation units outstanding at the end of period	20,691	3,946	5,144	4,327

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.59	$18.57	$18.81	$14.19
End of period	$20.24	$16.59	$18.57	$18.81
Accumulation units outstanding at the end of period	59,647	12,865	12,306	6,988

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.88	$12.06	$11.73	$10.32
End of period	$12.57	$11.88	$12.06	$11.73
Accumulation units outstanding at the end of period	666,678	10,715	15,821	31,209

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.83	$16.60	$14.64	$11.21
End of period	$18.47	$15.83	$16.60	$14.64
Accumulation units outstanding at the end of period	664,143	87,640	80,104	55,487

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.01	$10.61	$10.63	$11.11
End of period	$10.11	$10.01	$10.61	$10.63
Accumulation units outstanding at the end of period	126,503	20,681	18,838	11,450

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.73	$12.92	$12.87	$10.20
End of period	$12.78	$12.73	$12.92	$12.87
Accumulation units outstanding at the end of period	100,679	4,852	4,930	4,179

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.52	$12.65	$12.33	$10.34
End of period	$13.27	$12.52	$12.65	$12.33
Accumulation units outstanding at the end of period	448,144	25,943	23,691	12,994

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.32	$16.38	$15.07	$11.50
End of period	$17.87	$16.32	$16.38	$15.07
Accumulation units outstanding at the end of period	917,384	67,185	68,799	22,536

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.26	$12.00	$12.55	$10.51
End of period	$11.45	$11.26	$12.00	$12.55
Accumulation units outstanding at the end of period	270,435	17,897	17,657	8,957

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.36	$10.89	$12.04	$11.01
End of period	$10.72	$10.36	$10.89	$12.04
Accumulation units outstanding at the end of period	212,893	21,303	19,988	4,702

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.65	$11.97	$11.92	$10.57
End of period	$11.94	$11.65	$11.97	$11.92
Accumulation units outstanding at the end of period	625,467	129,123	139,920	126,149

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.04	$9.36	$11.07	$10.25
End of period	$8.79	$7.04	$9.36	$11.07
Accumulation units outstanding at the end of period	126,226	14,137	12,472	10,767

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$43.27	$41.31	$38.47	$28.07
End of period	$42.86	$43.27	$41.31	$38.47
Accumulation units outstanding at the end of period	108,003	5,326	5,755	3,178

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$12.54	$15.61	$14.74	$10.57
End of period	$13.92	$12.54	$15.61	$14.74
Accumulation units outstanding at the end of period	134,140	11,012	11,084	9,381

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.57	$13.98	$14.10	$12.37
End of period	$14.15	$13.57	$13.98	$14.10
Accumulation units outstanding at the end of period	41,468	4,484	3,751	2,017

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.07	$13.75	$15.58	$13.01
End of period	$12.89	$13.07	$13.75	$15.58
Accumulation units outstanding at the end of period	73,970	2,137	2,176	1,622

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.74	N/A	N/A	N/A
End of period	$28.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	50,008	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.49	N/A	N/A	N/A
End of period	$10.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	417,874	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.25	$13.68	$14.45	$11.85
End of period	$12.53	$12.25	$13.68	$14.45
Accumulation units outstanding at the end of period	178,674	57,036	66,971	60,778

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.15	$12.06	$11.91	$9.74
End of period	$12.47	$11.15	$12.06	$11.91
Accumulation units outstanding at the end of period	183,268	85,669	81,471	60,610

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.08	$10.92	$11.35	$8.83
End of period	$10.99	$10.08	$10.92	$11.35
Accumulation units outstanding at the end of period	101,987	29,854	25,029	13,916

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.07	$11.71	$11.93	$11.69
End of period	$11.33	$11.07	$11.71	$11.93
Accumulation units outstanding at the end of period	49,571	1,979	1,975	886

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.88	$14.10	$13.86	$12.32
End of period	$14.49	$12.88	$14.10	$13.86
Accumulation units outstanding at the end of period	295,333	78,029	88,001	72,484

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.14	$9.90	$11.09	$8.49
End of period	$9.88	$10.14	$9.90	$11.09
Accumulation units outstanding at the end of period	135,991	2,473	2,473	3,745

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.49	$12.22	$11.55	$9.13
End of period	$13.11	$11.49	$12.22	$11.55
Accumulation units outstanding at the end of period	128,625	40,251	40,708	26,956

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.63	$25.89	$24.91	$25.53
End of period	$25.81	$25.63	$25.89	$24.91
Accumulation units outstanding at the end of period	90,422	8,450	8,514	4,843

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.56	$20.67	$18.53	$12.70
End of period	$20.79	$18.56	$20.67	$18.53
Accumulation units outstanding at the end of period	138,484	9,618	7,111	6,045

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.99	$13.41	$11.93	$9.02
End of period	$13.83	$12.99	$13.41	$11.93
Accumulation units outstanding at the end of period	28,076	5,735	5,785	691

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.41	$7.91	$7.20	$7.48
End of period	$7.05	$7.41	$7.91	$7.20
Accumulation units outstanding at the end of period	32,520	5,881	6,606	6,748

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.42	$16.81	$14.82	$14.63
End of period	$16.58	$16.42	$16.81	$14.82
Accumulation units outstanding at the end of period	132,769	18,016	17,333	17,078

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.70	$20.39	$20.63	$13.11
End of period	$19.20	$19.70	$20.39	$20.63
Accumulation units outstanding at the end of period	100,998	5,732	4,185	883

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.88	$27.75	$25.76	$19.96
End of period	$28.31	$24.88	$27.75	$25.76
Accumulation units outstanding at the end of period	34,758	2,123	3,557	3,905

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.93	$25.74	$24.17	$16.77
End of period	$27.41	$24.93	$25.74	$24.17
Accumulation units outstanding at the end of period	121,828	1,990	2,019	751

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$41.06	$40.42	$36.87	$26.32
End of period	$40.70	$41.06	$40.42	$36.87
Accumulation units outstanding at the end of period	45,805	5,360	4,721	1,395

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.71	$20.91	$20.12	$17.13
End of period	$20.72	$20.71	$20.91	$20.12
Accumulation units outstanding at the end of period	110,811	17	26	94

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.46	$12.93	$12.11	$9.62
End of period	$13.77	$12.46	$12.93	$12.11
Accumulation units outstanding at the end of period	57,735	2,717	2,778	2,793

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.16	N/A	N/A	N/A
End of period	$14.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	174,193	N/A	N/A	N/A

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	$7.96	$7.86	$7.56	$6.33
End of period	$9.70	$7.96	$7.86	$7.56
Accumulation units outstanding at the end of period	2,177	661	702	721

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$23.36	$22.37	$20.47	$14.71
End of period	$24.45	$23.36	$22.37	$20.47
Accumulation units outstanding at the end of period	76,704	872	997	646

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$7.85	$9.40	$9.90	$10.48
End of period	$8.53	$7.85	$9.40	$9.90
Accumulation units outstanding at the end of period	231,326	17,802	15,517	12,028

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$13.98	$14.46	$15.18	$11.79
End of period	$13.53	$13.98	$14.46	$15.18
Accumulation units outstanding at the end of period	93,162	13,311	11,714	6,151

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$11.80	$12.10	$10.86	$7.78
End of period	$14.44	$11.80	$12.10	$10.86
Accumulation units outstanding at the end of period	227,447	38,264	30,726	18,295

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.16	$25.85	$20.95	$14.55
End of period	$25.76	$27.16	$25.85	$20.95
Accumulation units outstanding at the end of period	206,994	11,957	11,855	6,774

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$12.89	$13.27	$12.78	$10.47
End of period	$14.23	$12.89	$13.27	$12.78
Accumulation units outstanding at the end of period	148,265	28,543	29,124	29,466

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.86	$17.28	$18.66	$15.59
End of period	$16.76	$16.86	$17.28	$18.66
Accumulation units outstanding at the end of period	138,487	1,715	1,686	1,587

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.12	$17.91	$16.31	$12.85
End of period	$18.94	$17.12	$17.91	$16.31
Accumulation units outstanding at the end of period	62,499	3,519	3,305	3,232

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$21.80	$21.80	$18.66	$13.41
End of period	$23.21	$21.80	$21.80	$18.66
Accumulation units outstanding at the end of period	153,217	2,341	2,809	2,646

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$27.61	$36.48	$41.27	$33.39
End of period	$34.64	$27.61	$36.48	$41.27
Accumulation units outstanding at the end of period	95,723	1,951	1,479	846

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$16.31	$15.76	$15.48	$13.94
End of period	$17.63	$16.31	$15.76	$15.48
Accumulation units outstanding at the end of period	38,621	2,509	2,707	2,529

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	$14.30	$15.81	N/A	N/A
End of period	$14.50	$14.30	N/A	N/A
Accumulation units outstanding at the end of period	22,698	1,052	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.59	$26.67	$24.76	$18.88
End of period	$30.32	$25.59	$26.67	$24.76
Accumulation units outstanding at the end of period	183,322	1,181	1,217	1,138

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.94	$18.04	$16.18	$12.46
End of period	$19.70	$17.94	$18.04	$16.18
Accumulation units outstanding at the end of period	910,288	14,212	14,363	6,877

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.22	$16.26	$15.93	$11.80
End of period	$20.17	$15.22	$16.26	$15.93
Accumulation units outstanding at the end of period	104,952	6,186	6,236	3,952

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.74	$23.10	$22.39	$16.40
End of period	$26.99	$21.74	$23.10	$22.39
Accumulation units outstanding at the end of period	186,874	3,930	3,623	2,496

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$11.56	$11.23	$9.44	$7.59
End of period	$12.91	$11.56	$11.23	$9.44
Accumulation units outstanding at the end of period	265,395	12,620	10,981	7,262

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$11.95	$12.67	$12.90	$9.50
End of period	$10.84	$11.95	$12.67	$12.90
Accumulation units outstanding at the end of period	57,143	1,451	1,281	908

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.36	$10.64	$10.29	$10.44
End of period	$10.82	$10.36	$10.64	$10.29
Accumulation units outstanding at the end of period	139,968	21,578	21,030	22,213

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$19.32	$18.88	$18.78	$15.09
End of period	$19.07	$19.32	$18.88	$18.78
Accumulation units outstanding at the end of period	142,286	21,247	23,419	13,797

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.58	N/A	N/A	N/A
End of period	$11.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,830	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.10	$13.72	$13.47	$15.03
End of period	$13.59	$13.10	$13.72	$13.47
Accumulation units outstanding at the end of period	114,755	26,201	24,822	18,778

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.82	$20.02	$19.52	$20.22
End of period	$20.08	$19.82	$20.02	$19.52
Accumulation units outstanding at the end of period	174,892	15,032	38,714	52,419

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.45	$10.73	$10.86	$10.64
End of period	$11.27	$10.45	$10.73	$10.86
Accumulation units outstanding at the end of period	264,142	12,126	9,682	19,469

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.00	$19.61	$19.86	$18.61
End of period	$20.78	$18.00	$19.61	$19.86
Accumulation units outstanding at the end of period	128,130	18,115	17,793	15,769

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.08	$16.64	$15.28	$10.98
End of period	$18.95	$15.08	$16.64	$15.28
Accumulation units outstanding at the end of period	92,838	9,555	8,505	5,635

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.97	$15.73	$15.07	$11.13
End of period	$19.28	$14.97	$15.73	$15.07
Accumulation units outstanding at the end of period	207,984	14,514	13,747	8,456

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.91	$29.89	$26.94	$19.48
End of period	$32.27	$26.91	$29.89	$26.94
Accumulation units outstanding at the end of period	9,171	477	484	84

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.79	$20.07	$17.79	$12.56
End of period	$20.44	$18.79	$20.07	$17.79
Accumulation units outstanding at the end of period	974,896	48,777	89,879	58,853

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.86	$20.90	$19.26	$13.66
End of period	$21.74	$20.86	$20.90	$19.26
Accumulation units outstanding at the end of period	103,108	4,397	4,635	993

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.93	$18.05	$16.10	$12.49
End of period	$20.81	$17.93	$18.05	$16.10
Accumulation units outstanding at the end of period	614,057	63,926	62,699	43,817

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.92	$22.27	$19.14	$12.94
End of period	$19.65	$18.92	$22.27	$19.14
Accumulation units outstanding at the end of period	63,146	3,643	1,670	1,784

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.48	$20.82	$19.81	$15.97
End of period	$21.41	$20.48	$20.82	$19.81
Accumulation units outstanding at the end of period	137,285	20,315	21,089	21,792

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.32	$13.72	$13.49	$13.09
End of period	$13.79	$13.32	$13.72	$13.49
Accumulation units outstanding at the end of period	99,379	5,578	4,427	4,032

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.47	$20.81	$19.97	$16.52
End of period	$21.39	$20.47	$20.81	$19.97
Accumulation units outstanding at the end of period	413,230	98,111	98,867	77,663

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.85	$15.23	$14.85	$13.64
End of period	$15.45	$14.85	$15.23	$14.85
Accumulation units outstanding at the end of period	353,390	22,416	22,240	12,630

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.16	$19.57	$18.99	$16.63
End of period	$19.95	$19.16	$19.57	$18.99
Accumulation units outstanding at the end of period	611,619	134,277	127,611	111,250

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$9.96	N/A	N/A	N/A
End of period	$11.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	143,351	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.02	$18.71	$16.37	$10.94
End of period	$18.90	$17.02	$18.71	$16.37
Accumulation units outstanding at the end of period	64,079	8,501	7,872	8,373

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$55.10	$50.48	$47.09	$34.44
End of period	$55.11	$55.10	$50.48	$47.09
Accumulation units outstanding at the end of period	205,005	10,800	11,491	8,307

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$83.84	$79.85	$71.77	$53.32
End of period	$87.70	$83.84	$79.85	$71.77
Accumulation units outstanding at the end of period	117,627	7,768	7,859	6,025

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.30	$10.41	$10.51	$10.65
End of period	$10.30	$10.30	$10.41	$10.51
Accumulation units outstanding at the end of period	155,395	13,637	14,707	12,436

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.53	$25.34	$22.69	$16.78
End of period	$26.81	$24.53	$25.34	$22.69
Accumulation units outstanding at the end of period	120,183	12,184	10,590	9,404

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$39.44	$40.37	$37.26	$31.67
End of period	$43.10	$39.44	$40.37	$37.26
Accumulation units outstanding at the end of period	544,767	26,997	38,349	27,495

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$12.07	$12.24	$12.41	$12.59
End of period	$11.90	$12.07	$12.24	$12.41
Accumulation units outstanding at the end of period	276,351	11,106	9,762	3,393

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.08	$31.49	$28.68	$22.20
End of period	$33.65	$30.08	$31.49	$28.68
Accumulation units outstanding at the end of period	50,450	3,036	3,097	405

Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.62	N/A	N/A	N/A
End of period	$38.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,674	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.41	N/A	N/A	N/A
End of period	$20.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,605	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.74	N/A	N/A	N/A
End of period	$18.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,672	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.96	N/A	N/A	N/A
End of period	$10.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,046	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.22	N/A	N/A	N/A
End of period	$17.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,766	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.19	N/A	N/A	N/A
End of period	$11.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,418	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.3	N/A	N/A	N/A
End of period	$10.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,031	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.59	N/A	N/A	N/A
End of period	$11.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,383	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$6.98	N/A	N/A	N/A
End of period	$8.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,035	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$12.49	N/A	N/A	N/A
End of period	$13.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,484	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.36	N/A	N/A	N/A
End of period	$13.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,249	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.46	N/A	N/A	N/A
End of period	$10.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,924	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.05	N/A	N/A	N/A
End of period	$12.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,215	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.44	N/A	N/A	N/A
End of period	$27.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,838	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.58	N/A	N/A	N/A
End of period	$27.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,151	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$7.82	N/A	N/A	N/A
End of period	$8.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,467	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$11.61	N/A	N/A	N/A
End of period	$14.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,979	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$26.72	N/A	N/A	N/A
End of period	$25.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,666	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$21.56	N/A	N/A	N/A
End of period	$22.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,795	N/A	N/A	N/A

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$27.17	N/A	N/A	N/A
End of period	$34.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,772	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.24	N/A	N/A	N/A
End of period	$29.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,528	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.69	N/A	N/A	N/A
End of period	$19.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,811	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.09	N/A	N/A	N/A
End of period	$19.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,682	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.44	N/A	N/A	N/A
End of period	$26.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,223	N/A	N/A	N/A

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$11.38	N/A	N/A	N/A
End of period	$12.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,249	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.32	N/A	N/A	N/A
End of period	$10.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,681	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.47	N/A	N/A	N/A
End of period	$19.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,561	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.4	N/A	N/A	N/A
End of period	$11.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,521	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.86	N/A	N/A	N/A
End of period	$19.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,357	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.64	N/A	N/A	N/A
End of period	$20.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,170	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.69	N/A	N/A	N/A
End of period	$21.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	456	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.78	N/A	N/A	N/A
End of period	$20.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,524	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$16.88	N/A	N/A	N/A
End of period	$18.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,764	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.63	N/A	N/A	N/A
End of period	$42.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,445	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.65	$16.45	$14.53	$11.15
End of period	$18.23	$15.65	$16.45	$14.53
Accumulation units outstanding at the end of period	717	764	846	914

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.90	$10.51	$10.55	$11.05
End of period	$9.97	$9.90	$10.51	$10.55
Accumulation units outstanding at the end of period	472	493	473	468

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.53	$11.87	$11.84	$10.53
End of period	$11.79	$11.53	$11.87	$11.84
Accumulation units outstanding at the end of period	1,497	1,454	1,512	1,513

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$6.92	$9.22	$10.92	$10.13
End of period	$8.61	$6.92	$9.22	$10.92
Accumulation units outstanding at the end of period	1,653	1,608	1,109	1,158

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.09	$13.53	$14.32	$11.77
End of period	$12.34	$12.09	$13.53	$14.32
Accumulation units outstanding at the end of period	1,054	949	926	955

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.63	$13.86	$13.65	$12.15
End of period	$14.19	$12.63	$13.86	$13.65
Accumulation units outstanding at the end of period	1,840	1,866	1,808	1,873

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.29	$7.80	$7.11	$7.40
End of period	$6.93	$7.29	$7.80	$7.11
Accumulation units outstanding at the end of period	670	617	674	748

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.07	$16.49	$14.57	$14.40
End of period	$16.20	$16.07	$16.49	$14.57
Accumulation units outstanding at the end of period	701	760	803	832

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$39.40	$38.87	$35.52	$25.41
End of period	$38.98	$39.40	$38.87	$35.52
Accumulation units outstanding at the end of period	127	115	143	154

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$7.79	$9.34	$9.85	$10.45
End of period	$8.44	$7.79	$9.34	$9.85
Accumulation units outstanding at the end of period	870	858	745	779

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$26.71	$35.37	$40.09	$32.50
End of period	$33.45	$26.71	$35.37	$40.09
Accumulation units outstanding at the end of period	261	250	180	194

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.29	$10.58	$10.25	$10.44
End of period	$10.72	$10.29	$10.58	$10.25
Accumulation units outstanding at the end of period	1,157	1,182	1,220	1,202

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.87	$13.50	$13.28	$14.85
End of period	$13.32	$12.87	$13.50	$13.28
Accumulation units outstanding at the end of period	1,478	1,496	1,474	1,438

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.12	$19.35	$18.91	$19.63
End of period	$19.33	$19.12	$19.35	$18.91
Accumulation units outstanding at the end of period	631	643	672	647

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.34	$10.65	$10.80	$10.52
End of period	$11.14	$10.34	$10.65	$10.80
Accumulation units outstanding at the end of period	1,859	1,852	1,911	1,827

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.10	$10.23	$10.35	$10.51
End of period	$10.08	$10.10	$10.23	$10.35
Accumulation units outstanding at the end of period	1,232	1,225	1,251	1,177

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.11	$11.60	$11.23	$9.21
End of period	$11.81	$11.11	$11.60	$11.23
Accumulation units outstanding at the end of period	46,271	497	505	513

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.35	$12.79	$12.34	$10.71
End of period	$13.03	$12.35	$12.79	$12.34
Accumulation units outstanding at the end of period	4,980	1,039	607	449

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.94	$12.39	$11.99	$9.94
End of period	$12.63	$11.94	$12.39	$11.99
Accumulation units outstanding at the end of period	15,474	1,201	1,207	1,078

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.87	N/A	N/A	N/A
End of period	$16.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,456	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.25	N/A	N/A	N/A
End of period	$16.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,721	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.25	$16.86	$16.83	$15.50
End of period	$16.64	$16.25	$16.86	$16.83
Accumulation units outstanding at the end of period	23,371	—	1,931	1,899

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.58	$37.95	$37.53	$36.43
End of period	$37.01	$35.58	$37.95	$37.53
Accumulation units outstanding at the end of period	4,130	496	1,137	760

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.15	$18.13	$18.40	$13.92
End of period	$19.66	$16.15	$18.13	$18.40
Accumulation units outstanding at the end of period	10,909	526	514	483

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.77	$11.98	$11.68	$10.31
End of period	$12.43	$11.77	$11.98	$11.68
Accumulation units outstanding at the end of period	74,134	14,473	18,088	18,612

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.61	$16.41	$14.51	$11.14
End of period	$18.17	$15.61	$16.41	$14.51
Accumulation units outstanding at the end of period	122,833	26,146	21,985	38,599

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.87	$10.48	$10.53	$11.03
End of period	$9.94	$9.87	$10.48	$10.53
Accumulation units outstanding at the end of period	30,910	2,752	2,790	2,564

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.55	$12.77	$12.75	$10.14
End of period	$12.57	$12.55	$12.77	$12.75
Accumulation units outstanding at the end of period	10,839	1,948	1,975	2,001

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.41	$12.57	$12.28	$10.33
End of period	$13.11	$12.41	$12.57	$12.28
Accumulation units outstanding at the end of period	62,675	14,445	19,872	20,968

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.09	$16.19	$14.94	$11.42
End of period	$17.58	$16.09	$16.19	$14.94
Accumulation units outstanding at the end of period	137,979	1,914	1,306	6,227

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.10	$11.86	$12.43	$10.44
End of period	$11.26	$11.10	$11.86	$12.43
Accumulation units outstanding at the end of period	65,766	1,821	1,398	1,416

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.21	$10.77	$11.93	$10.94
End of period	$10.54	$10.21	$10.77	$11.93
Accumulation units outstanding at the end of period	29,210	1,188	1,203	1,120

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.50	$11.85	$11.82	$11.56
End of period	$11.76	$11.50	$11.85	$11.82
Accumulation units outstanding at the end of period	104,632	10,721	10,439	20,989

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$6.89	$9.18	$10.88	$10.10
End of period	$8.57	$6.89	$9.18	$10.88
Accumulation units outstanding at the end of period	32,294	7,013	6,323	5,838

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$41.10	$39.33	$36.72	$26.86
End of period	$40.61	$41.10	$39.33	$36.72
Accumulation units outstanding at the end of period	18,834	951	961	457

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$12.41	$15.49	$14.67	$12.08
End of period	$13.74	$12.41	$15.49	$14.67
Accumulation units outstanding at the end of period	19,434	1,675	1,442	532

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.05	$13.47	$13.62	$11.99
End of period	$13.57	$13.05	$13.47	$13.62
Accumulation units outstanding at the end of period	5,350	961	554	540

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.50	$13.18	$14.98	$14.68
End of period	$12.30	$12.50	$13.18	$14.98
Accumulation units outstanding at the end of period	8,022	748	759	768

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.53	$25.47	$23.58	$17.73
End of period	$27.51	$24.53	$25.47	$23.58
Accumulation units outstanding at the end of period	6,308	1,458	1,474	790

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.43	N/A	N/A	N/A
End of period	$10.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	86,686	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.06	$13.49	$14.29	$13.51
End of period	$12.29	$12.06	$13.49	$14.29
Accumulation units outstanding at the end of period	14,770	—	843	843

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$10.91	$11.82	$11.70	$9.60
End of period	$12.17	$10.91	$11.82	$11.70
Accumulation units outstanding at the end of period	48,515	20,111	19,760	16,381

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$9.86	$10.71	$11.15	$8.70
End of period	$10.72	$9.86	$10.71	$11.15
Accumulation units outstanding at the end of period	23,773	1,893	1,409	1,424

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.96	$11.62	$11.87	$11.66
End of period	$11.19	$10.96	$11.62	$11.87
Accumulation units outstanding at the end of period	8,622	1,705	1,729	1,752

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.57	$13.80	$13.59	$13.39
End of period	$14.11	$12.57	$13.80	$13.59
Accumulation units outstanding at the end of period	68,868	13,115	13,567	13,992

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.94	$9.73	$10.92	$8.39
End of period	$9.66	$9.94	$9.73	$10.92
Accumulation units outstanding at the end of period	10,110	564	1,725	1,663

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.20	N/A	N/A	N/A
End of period	$12.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,011	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.49	N/A	N/A	N/A
End of period	$24.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,985	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.07	$20.18	$18.13	$13.89
End of period	$20.19	$18.07	$20.18	$18.13
Accumulation units outstanding at the end of period	23,569	1,025	760	514

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.71	N/A	N/A	N/A
End of period	$13.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,203	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.26	N/A	N/A	N/A
End of period	$6.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,043	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.99	$16.41	$14.50	$14.73
End of period	$16.11	$15.99	$16.41	$14.50
Accumulation units outstanding at the end of period	23,527	3,306	3,220	2,144

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.71	$19.41	$19.69	$19.19
End of period	$18.18	$18.71	$19.41	$19.69
Accumulation units outstanding at the end of period	19,104	1,342	1,369	625

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.79	$26.61	$24.76	$19.23
End of period	$27.00	$23.79	$26.61	$24.76
Accumulation units outstanding at the end of period	6,545	1,561	1,601	1,654

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.07	N/A	N/A	N/A
End of period	$26.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,087	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$39.00	$38.49	$35.19	$25.19
End of period	$38.56	$39.00	$38.49	$35.19
Accumulation units outstanding at the end of period	8,415	83	84	85

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.67	N/A	N/A	N/A
End of period	$19.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,442	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.2	N/A	N/A	N/A
End of period	$13.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	456	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.67	$13.91	$13.39	$14.00
End of period	$13.70	$13.67	$13.91	$13.39
Accumulation units outstanding at the end of period	18,051	6,081	7,719	7,587

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$22.41	$21.51	$19.73	$19.02
End of period	$23.40	$22.41	$21.51	$19.73
Accumulation units outstanding at the end of period	20,908	874	409	308

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$7.77	$9.32	$9.84	$10.44
End of period	$8.41	$7.77	$9.32	$9.84
Accumulation units outstanding at the end of period	60,489	2,002	3,077	6,501

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$13.73	$14.24	$14.98	$11.66
End of period	$13.26	$13.73	$14.24	$14.98
Accumulation units outstanding at the end of period	17,477	772	434	3,071

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$11.11	$11.43	$10.27	$7.83
End of period	$13.57	$11.11	$11.43	$10.27
Accumulation units outstanding at the end of period	58,513	1,443	2,037	2,871

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$26.07	$24.86	$20.20	$14.58
End of period	$24.66	$26.07	$24.86	$20.20
Accumulation units outstanding at the end of period	54,287	2,030	3,035	4,800

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$12.62	$13.02	$12.57	$10.33
End of period	$13.89	$12.62	$13.02	$12.57
Accumulation units outstanding at the end of period	11,131	765	769	686

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.28	$16.73	$18.11	$15.16
End of period	$16.14	$16.28	$16.73	$18.11
Accumulation units outstanding at the end of period	36,989	2,835	5,739	4,050

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$16.65	$17.45	$15.94	$14.52
End of period	$18.37	$16.65	$17.45	$15.94
Accumulation units outstanding at the end of period	13,195	1,702	1,726	1,748

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$21.20	$21.25	$18.24	$13.14
End of period	$22.51	$21.20	$21.25	$18.24
Accumulation units outstanding at the end of period	39,535	3,620	4,023	3,285

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$26.49	$35.10	$39.80	$32.28
End of period	$33.15	$26.49	$35.10	$39.80
Accumulation units outstanding at the end of period	26,297	556	702	658

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$16.02	N/A	N/A	N/A
End of period	$17.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	444	N/A	N/A	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	$13.96	$15.47	$14.96	$10.82
End of period	$14.12	$13.96	$15.47	$14.96
Accumulation units outstanding at the end of period	358	73	74	38

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.71	$25.82	$24.03	$18.37
End of period	$29.20	$24.71	$25.82	$24.03
Accumulation units outstanding at the end of period	34,467	5,326	4,209	3,627

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.33	$17.46	$15.70	$12.12
End of period	$18.98	$17.33	$17.46	$15.70
Accumulation units outstanding at the end of period	212,021	16,380	16,581	10,250

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.89	$15.95	$15.66	$11.63
End of period	$19.69	$14.89	$15.95	$15.66
Accumulation units outstanding at the end of period	20,419	144	146	148

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.00	$22.37	$21.73	$15.96
End of period	$26.00	$21.00	$22.37	$21.73
Accumulation units outstanding at the end of period	35,113	453	460	133

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$11.10	$10.80	$9.11	$7.34
End of period	$12.37	$11.10	$10.80	$9.11
Accumulation units outstanding at the end of period	97,812	6,234	7,047	5,792

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$11.84	$12.58	$12.84	$9.48
End of period	$10.72	$11.84	$12.58	$12.84
Accumulation units outstanding at the end of period	14,738	—	1,888	1,888

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.27	$10.57	$10.24	$10.42
End of period	$10.70	$10.27	$10.57	$10.24
Accumulation units outstanding at the end of period	35,817	568	568	620

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.63	$18.24	$18.20	$14.66
End of period	$18.34	$18.63	$18.24	$18.20
Accumulation units outstanding at the end of period	23,805	1,666	1,685	1,702

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.48	N/A	N/A	N/A
End of period	$10.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,749	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.81	$13.45	$13.23	$14.80
End of period	$13.26	$12.81	$13.45	$13.23
Accumulation units outstanding at the end of period	18,389	1,951	1,949	1,430

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.95	$19.19	$18.76	$19.48
End of period	$19.15	$18.95	$19.19	$18.76
Accumulation units outstanding at the end of period	21,461	1,700	1,775	1,812

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.32	$10.63	$10.78	$10.74
End of period	$11.11	$10.32	$10.63	$10.78
Accumulation units outstanding at the end of period	132,078	76,070	76,023	11,619

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.22	$18.80	$19.09	$18.78
End of period	$19.82	$17.22	$18.80	$19.09
Accumulation units outstanding at the end of period	26,664	2,176	1,787	3,729

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.79	N/A	N/A	N/A
End of period	$18.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,800	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.69	$15.47	$14.86	$11.00
End of period	$18.86	$14.69	$15.47	$14.86
Accumulation units outstanding at the end of period	26,445	814	825	855

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.56	N/A	N/A	N/A
End of period	$30.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,400	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.42	$19.72	$18.39	N/A
End of period	$19.98	$18.42	$19.72	N/A
Accumulation units outstanding at the end of period	138,793	5,594	1,413	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.44	N/A	N/A	N/A
End of period	$21.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,607	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.57	$17.74	$15.86	$15.64
End of period	$20.34	$17.57	$17.74	$15.86
Accumulation units outstanding at the end of period	111,934	5,221	3,965	7,275

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.55	$21.88	$18.85	$12.78
End of period	$19.20	$18.55	$21.88	$18.85
Accumulation units outstanding at the end of period	24,442	136	137	139

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.59	$19.97	$19.05	$15.40
End of period	$20.43	$19.59	$19.97	$19.05
Accumulation units outstanding at the end of period	17,075	937	665	535

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.95	N/A	N/A	N/A
End of period	$13.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,310	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.59	$19.95	$19.20	$18.58
End of period	$20.41	$19.59	$19.95	$19.20
Accumulation units outstanding at the end of period	36,872	5,743	3,566	731

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.44	N/A	N/A	N/A
End of period	$14.99	N/A	N/A	N/A
Accumulation units outstanding at the end of period	58,778	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.32	$18.77	$18.26	$16.03
End of period	$19.03	$18.32	$18.77	$18.26
Accumulation units outstanding at the end of period	58,317	2,078	3,844	1,763

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$9.92	N/A	N/A	N/A
End of period	$11.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,798	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$16.68	N/A	N/A	N/A
End of period	$18.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,810	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$52.33	$48.06	$44.95	N/A
End of period	$52.21	$52.33	$48.06	N/A
Accumulation units outstanding at the end of period	31,976	113	115	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$79.62	$76.02	$68.50	$65.84
End of period	$83.08	$79.62	$76.02	$68.50
Accumulation units outstanding at the end of period	15,785	685	672	492

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.05	$10.19	$10.31	$10.34
End of period	$10.03	$10.05	$10.19	$10.31
Accumulation units outstanding at the end of period	28,828	1,127	1,127	1,127

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.59	$24.43	$21.93	$16.26
End of period	$25.72	$23.59	$24.43	$21.93
Accumulation units outstanding at the end of period	29,523	683	698	761

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.46	$38.44	$35.57	$34.81
End of period	$40.83	$37.46	$38.44	$35.57
Accumulation units outstanding at the end of period	79,872	1,515	1,210	62

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.46	N/A	N/A	N/A
End of period	$11.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	117,118	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.11	$30.55	$27.89	$21.64
End of period	$32.48	$29.11	$30.55	$27.89
Accumulation units outstanding at the end of period	6,137	—	861	861

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.78	$12.24	$11.86	$9.85
End of period	$12.45	$11.78	$12.24	$11.86
Accumulation units outstanding at the end of period	4,559	4,631	622	213

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.08	N/A	N/A	N/A
End of period	$16.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,201	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.08	$16.72	N/A	N/A
End of period	$16.44	$16.08	N/A	N/A
Accumulation units outstanding at the end of period	1,810	828	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.57	$36.93	$36.58	$28.54
End of period	$35.91	$34.57	$36.93	$36.58
Accumulation units outstanding at the end of period	2,116	1,827	1,912	1,721

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.89	N/A	N/A	N/A
End of period	$19.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	225	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.70	$11.93	$11.65	$10.30
End of period	$12.34	$11.70	$11.93	$11.65
Accumulation units outstanding at the end of period	59,730	603	625	913

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.47	$16.30	$14.43	$11.09
End of period	$17.99	$15.47	$16.30	$14.43
Accumulation units outstanding at the end of period	25,941	15,997	10,649	11,053

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.45	N/A	N/A	N/A
End of period	$12.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,356	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.34	$12.52	$12.24	$10.31
End of period	$13.02	$12.34	$12.52	$12.24
Accumulation units outstanding at the end of period	55,985	143	149	323

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.95	$16.08	$14.86	N/A
End of period	$17.40	$15.95	$16.08	N/A
Accumulation units outstanding at the end of period	40,627	73	96	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.01	$11.78	$12.37	$10.40
End of period	$11.15	$11.01	$11.78	$12.37
Accumulation units outstanding at the end of period	9,834	2,365	2,398	2,426

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.13	N/A	N/A	N/A
End of period	$10.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,810	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.41	$11.77	$11.77	$10.48
End of period	$11.65	$11.41	$11.77	$11.77
Accumulation units outstanding at the end of period	30,818	38,351	34,769	10,464

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$6.79	N/A	N/A	N/A
End of period	$8.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,760	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.84	$38.18	$35.70	$26.15
End of period	$39.30	$39.84	$38.18	$35.70
Accumulation units outstanding at the end of period	1,579	452	531	587

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$12.33	$15.42	$14.62	N/A
End of period	$13.64	$12.33	$15.42	N/A
Accumulation units outstanding at the end of period	1,184	445	389	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.17	N/A	N/A	N/A
End of period	$11.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,597	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.83	N/A	N/A	N/A
End of period	$26.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	609	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.39	N/A	N/A	N/A
End of period	$10.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,825	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.94	$13.38	$14.20	$11.69
End of period	$12.16	$11.94	$13.38	$14.20
Accumulation units outstanding at the end of period	17,824	32,034	53,076	32,493

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$10.76	$11.68	$11.58	N/A
End of period	$11.99	$10.76	$11.68	N/A
Accumulation units outstanding at the end of period	501	540	528	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$9.72	N/A	N/A	N/A
End of period	$10.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	812	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.89	$11.57	$11.83	$11.64
End of period	$11.11	$10.89	$11.57	$11.83
Accumulation units outstanding at the end of period	2,008	1,414	1,325	1,281

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.39	N/A	N/A	N/A
End of period	$13.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,463	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.82	N/A	N/A	N/A
End of period	$9.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,169	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.09	$11.84	$11.23	$8.92
End of period	$12.60	$11.09	$11.84	$11.23
Accumulation units outstanding at the end of period	10,968	3,151	3,015	3,123

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.78	$19.89	$17.90	$13.73
End of period	$19.84	$17.78	$19.89	$17.90
Accumulation units outstanding at the end of period	6,964	1,528	1,015	1,130

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.54	$12.99	$11.61	N/A
End of period	$13.30	$12.54	$12.99	N/A
Accumulation units outstanding at the end of period	1,818	310	316	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.17	N/A	N/A	N/A
End of period	$6.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	331	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.73	$16.17	$14.32	$14.18
End of period	$15.83	$15.73	$16.17	$14.32
Accumulation units outstanding at the end of period	7,385	2,176	2,288	2,316

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.14	N/A	N/A	N/A
End of period	$17.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,664	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.17	$25.94	$24.18	$18.81
End of period	$26.25	$23.17	$25.94	$24.18
Accumulation units outstanding at the end of period	821	806	797	820

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.56	$24.42	$23.03	$16.78
End of period	$25.80	$23.56	$24.42	$23.03
Accumulation units outstanding at the end of period	6,993	2,805	2,012	1,926

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.81	$37.37	$34.22	N/A
End of period	$37.33	$37.81	$37.37	N/A
Accumulation units outstanding at the end of period	1,095	204	209	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.07	N/A	N/A	N/A
End of period	$19.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	475	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.04	N/A	N/A	N/A
End of period	$13.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,975	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.39	N/A	N/A	N/A
End of period	$13.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,767	N/A	N/A	N/A

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$21.86	N/A	N/A	N/A
End of period	$22.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,169	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$7.72	$9.28	$9.81	$10.42
End of period	$8.35	$7.72	$9.28	$9.81
Accumulation units outstanding at the end of period	12,846	1,086	979	953

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$13.58	N/A	N/A	N/A
End of period	$13.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	334	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$11.05	N/A	N/A	N/A
End of period	$13.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,546	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$25.43	N/A	N/A	N/A
End of period	$24.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,329	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.94	$16.41	$17.79	N/A
End of period	$15.78	$15.94	$16.41	N/A
Accumulation units outstanding at the end of period	6,073	244	247	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$16.38	N/A	N/A	N/A
End of period	$18.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	275	N/A	N/A	N/A

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$20.84	N/A	N/A	N/A
End of period	$22.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,386	N/A	N/A	N/A

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$25.85	N/A	N/A	N/A
End of period	$32.30	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,381	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.85	N/A	N/A	N/A
End of period	$17.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	414	N/A	N/A	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	$13.76	$15.27	N/A	N/A
End of period	$13.89	$13.76	N/A	N/A
Accumulation units outstanding at the end of period	3,871	277	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.2	N/A	N/A	N/A
End of period	$28.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,730	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.97	$17.13	$15.42	$11.93
End of period	$18.56	$16.97	$17.13	$15.42
Accumulation units outstanding at the end of period	37,049	1,289	1,409	1,334

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.70	$15.76	$15.51	N/A
End of period	$19.41	$14.70	$15.76	N/A
Accumulation units outstanding at the end of period	11,271	264	267	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.56	N/A	N/A	N/A
End of period	$25.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,766	N/A	N/A	N/A

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$10.82	N/A	N/A	N/A
End of period	$12.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,304	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$11.78	N/A	N/A	N/A
End of period	$10.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	516	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.21	N/A	N/A	N/A
End of period	$10.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	285	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.24	N/A	N/A	N/A
End of period	$17.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,344	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.45	$18.71	$18.32	$19.05
End of period	$18.62	$18.45	$18.71	$18.32
Accumulation units outstanding at the end of period	7,610	7,143	7,289	6,787

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.24	$10.56	$10.73	$10.47
End of period	$11.01	$10.24	$10.56	$10.73
Accumulation units outstanding at the end of period	4,631	1,613	1,774	1,827

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.76	$18.33	$18.64	$17.54
End of period	$19.27	$16.76	$18.33	$18.64
Accumulation units outstanding at the end of period	2,142	2,213	2,134	2,040

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.62	N/A	N/A	N/A
End of period	$18.30	N/A	N/A	N/A
Accumulation units outstanding at the end of period	637	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.52	N/A	N/A	N/A
End of period	$18.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,843	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.20	$19.51	$17.36	N/A
End of period	$19.71	$18.20	$19.51	N/A
Accumulation units outstanding at the end of period	48,372	5,186	805	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.19	N/A	N/A	N/A
End of period	$20.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,655	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.35	$17.55	$15.72	$12.23
End of period	$20.07	$17.35	$17.55	$15.72
Accumulation units outstanding at the end of period	84,938	15,846	10,840	11,182

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.32	$21.65	$18.68	$12.68
End of period	$18.94	$18.32	$21.65	$18.68
Accumulation units outstanding at the end of period	3,538	2,345	2,446	2,434

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.08	N/A	N/A	N/A
End of period	$19.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,755	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.73	$13.17	$13.00	$12.67
End of period	$13.13	$12.73	$13.17	$13.00
Accumulation units outstanding at the end of period	82,250	4,745	4,742	3,514

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.07	N/A	N/A	N/A
End of period	$19.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,572	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.19	N/A	N/A	N/A
End of period	$14.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	926	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.84	$18.31	$17.84	$15.68
End of period	$18.51	$17.84	$18.31	$17.84
Accumulation units outstanding at the end of period	25,741	20,864	19,864	16,281

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$9.9	N/A	N/A	N/A
End of period	$11.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	961	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$16.48	N/A	N/A	N/A
End of period	$18.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,694	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$50.75	$46.67	$43.71	$32.10
End of period	$50.55	$50.75	$46.67	$43.71
Accumulation units outstanding at the end of period	5,197	1,392	1,525	1,626

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$77.20	$73.83	$66.62	$49.69
End of period	$80.44	$77.20	$73.83	$66.62
Accumulation units outstanding at the end of period	3,817	776	694	723

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.91	$10.06	$10.20	$10.37
End of period	$9.87	$9.91	$10.06	$10.20
Accumulation units outstanding at the end of period	3,673	1,329	10,542	951

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.04	N/A	N/A	N/A
End of period	$25.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,512	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.31	N/A	N/A	N/A
End of period	$39.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,353	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.11	$11.32	$11.52	$11.73
End of period	$10.92	$11.11	$11.32	$11.52
Accumulation units outstanding at the end of period	30,616	739	740	3,665

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.54	$29.99	$27.43	$21.31
End of period	$31.79	$28.54	$29.99	$27.43
Accumulation units outstanding at the end of period	4,315	923	908	960

Accumulation Unit Values
Contract with Endorsements - 1.91%

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$15.96	$16.61	$16.62	$15.35
End of period	$16.30	$15.96	$16.61	$16.62
Accumulation units outstanding at the end of period	—	—	4,593	4,639

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.34	$11.72	$11.73	$10.46
End of period	$11.57	$11.34	$11.72	$11.73
Accumulation units outstanding at the end of period	5,142	5,203	6,730	6,797

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$6.73	$8.99	$10.69	$9.95
End of period	$8.35	$6.73	$8.99	$10.69
Accumulation units outstanding at the end of period	—	—	1,368	1,382

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$12.28	$15.37	$14.59	$12.05
End of period	$13.56	$12.28	$15.37	$14.59
Accumulation units outstanding at the end of period	1,020	1,032	1,168	1,180

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.86	$13.31	$14.13	$11.65
End of period	$12.06	$11.86	$13.31	$14.13
Accumulation units outstanding at the end of period	—	—	2,508	2,533

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.84	$11.53	$11.81	$11.62
End of period	$11.05	$10.84	$11.53	$11.81
Accumulation units outstanding at the end of period	2,683	2,715	2,469	2,494

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$13.47	N/A	N/A	N/A
End of period	$12.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,092	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$20.59	$20.69	$17.80	$12.86
End of period	$21.80	$20.59	$20.69	$17.80
Accumulation units outstanding at the end of period	2,182	2,208	1,082	1,093

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$10.63	N/A	N/A	N/A
End of period	$11.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,852	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.09	$18.37	$18.01	$18.74
End of period	$18.24	$18.09	$18.37	$18.01
Accumulation units outstanding at the end of period	2,495	2,524	2,236	2,258

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.5	N/A	N/A	N/A
End of period	$18.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,814	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.02%

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.61	$11.86	$11.61	$10.28
End of period	$12.21	$11.61	$11.86	$11.61
Accumulation units outstanding at the end of period	339	366	392	419

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.28	$11.66	$11.68	$10.43
End of period	$11.49	$11.28	$11.66	$11.68
Accumulation units outstanding at the end of period	835	899	963	1,030

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.13	$13.36	$13.21	$11.82
End of period	$13.57	$12.13	$13.36	$13.21
Accumulation units outstanding at the end of period	441	475	509	545

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.13	$10.47	$10.18	$10.40
End of period	$10.51	$10.13	$10.47	$10.18
Accumulation units outstanding at the end of period	1,015	1,093	1,171	1,250

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.70	$35.74	$33.20	$28.39
End of period	$37.69	$34.70	$35.74	$33.20
Accumulation units outstanding at the end of period	242	260	279	299

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.72	N/A	N/A	N/A
End of period	$11.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,159	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$11.91	$12.38	N/A	N/A
End of period	$12.52	$11.91	N/A	N/A
Accumulation units outstanding at the end of period	4,322	1,566	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.52	N/A	N/A	N/A
End of period	$12.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,522	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.45	N/A	N/A	N/A
End of period	$16.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	626	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$15.81	N/A	N/A	N/A
End of period	$16.30	N/A	N/A	N/A
Accumulation units outstanding at the end of period	172	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$15.81	N/A	N/A	N/A
End of period	$16.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,896	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.95	$35.28	$35.03	$27.40
End of period	$34.13	$32.95	$35.28	$35.03
Accumulation units outstanding at the end of period	903	745	755	462

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.47	$17.44	$17.77	$13.50
End of period	$18.76	$15.47	$17.44	$17.77
Accumulation units outstanding at the end of period	1,441	1,463	1,652	1,073

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.60	$11.86	$11.61	$11.50
End of period	$12.20	$11.60	$11.86	$11.61
Accumulation units outstanding at the end of period	17,062	4,230	2,514	2,549

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.26	$16.11	$14.30	$11.50
End of period	$17.69	$15.26	$16.11	$14.30
Accumulation units outstanding at the end of period	16,205	9,125	9,412	2,645

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.65	$10.29	$10.38	$10.92
End of period	$9.68	$9.65	$10.29	$10.38
Accumulation units outstanding at the end of period	6,834	4,711	6,662	5,360

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.27	$12.53	$12.56	$10.02
End of period	$12.23	$12.27	$12.53	$12.56
Accumulation units outstanding at the end of period	6,468	6,472	4,936	2,939

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.22	N/A	N/A	N/A
End of period	$12.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,596	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.73	$15.89	$14.72	$11.30
End of period	$17.12	$15.73	$15.89	$14.72
Accumulation units outstanding at the end of period	27,828	11,775	12,145	5,525

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$10.84	N/A	N/A	N/A
End of period	$10.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,265	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$9.98	N/A	N/A	N/A
End of period	$10.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,461	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.26	$11.65	$11.67	$10.42
End of period	$11.47	$11.26	$11.65	$11.67
Accumulation units outstanding at the end of period	43,860	13,212	13,279	9,355

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$6.64	$8.89	$10.58	$9.87
End of period	$8.23	$6.64	$8.89	$10.58
Accumulation units outstanding at the end of period	3,087	1,539	1,130	947

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.84	$36.36	$34.09	$31.24
End of period	$37.24	$37.84	$36.36	$34.09
Accumulation units outstanding at the end of period	4,763	3,465	3,356	281

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$12.21	N/A	N/A	N/A
End of period	$13.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	754	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.26	N/A	N/A	N/A
End of period	$12.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,123	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.76	$13.21	$14.05	$12.38
End of period	$11.94	$11.76	$13.21	$14.05
Accumulation units outstanding at the end of period	12,032	4,005	3,843	3,149

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$10.52	$11.45	$11.38	$9.37
End of period	$11.69	$10.52	$11.45	$11.38
Accumulation units outstanding at the end of period	9,170	12,605	13,026	4,253

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$9.51	$10.37	$10.84	$8.49
End of period	$10.30	$9.51	$10.37	$10.84
Accumulation units outstanding at the end of period	—	10,254	10,213	11,332

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.78	$11.48	$11.77	$11.75
End of period	$10.97	$10.78	$11.48	$11.77
Accumulation units outstanding at the end of period	10,033	2,042	2,096	858

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.10	$13.33	$13.18	$11.80
End of period	$13.52	$12.10	$13.33	$13.18
Accumulation units outstanding at the end of period	27,221	9,792	9,738	7,427

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.62	$9.46	$10.66	$8.22
End of period	$9.32	$9.62	$9.46	$10.66
Accumulation units outstanding at the end of period	2,559	2,599	3,126	2,039

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.42	N/A	N/A	N/A
End of period	$22.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	933	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.32	N/A	N/A	N/A
End of period	$19.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,895	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.27	$12.74	N/A	N/A
End of period	$12.97	$12.27	N/A	N/A
Accumulation units outstanding at the end of period	3,202	1,136	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.32	$15.79	$14.01	$13.91
End of period	$15.37	$15.32	$15.79	$14.01
Accumulation units outstanding at the end of period	1,528	1,376	1,461	1,036

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.16	N/A	N/A	N/A
End of period	$25.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	429	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.73	$23.63	$22.33	$16.32
End of period	$24.84	$22.73	$23.63	$22.33
Accumulation units outstanding at the end of period	4,422	1,454	1,474	962

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.91	$35.58	$32.66	$29.30
End of period	$35.36	$35.91	$35.58	$32.66
Accumulation units outstanding at the end of period	711	550	558	366

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.11	N/A	N/A	N/A
End of period	$18.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	345	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.97	$20.21	$18.62	$13.47
End of period	$21.81	$20.97	$20.21	$18.62
Accumulation units outstanding at the end of period	1,707	1,374	1,392	899

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$7.64	N/A	N/A	N/A
End of period	$8.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,741	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$12.40	N/A	N/A	N/A
End of period	$12.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	351	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$10.6	N/A	N/A	N/A
End of period	$12.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	797	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.39	$23.36	$19.06	$13.81
End of period	$22.99	$24.39	$23.36	$19.06
Accumulation units outstanding at the end of period	2,854	1,676	1,328	874

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$15.92	N/A	N/A	N/A
End of period	$17.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,106	N/A	N/A	N/A

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$20.26	N/A	N/A	N/A
End of period	$21.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,563	N/A	N/A	N/A

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$24.80	$32.98	$37.55	$30.58
End of period	$30.91	$24.80	$32.98	$37.55
Accumulation units outstanding at the end of period	2,993	53	392	257

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.56	N/A	N/A	N/A
End of period	$16.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	307	N/A	N/A	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	$13.43	N/A	N/A	N/A
End of period	$13.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,028	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.37	N/A	N/A	N/A
End of period	$27.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,284	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.38	N/A	N/A	N/A
End of period	$17.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,367	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.39	N/A	N/A	N/A
End of period	$18.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,664	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.86	$21.24	$20.71	$15.27
End of period	$24.49	$19.86	$21.24	$20.71
Accumulation units outstanding at the end of period	574	71	533	345

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$10.38	N/A	N/A	N/A
End of period	$11.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,367	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.12	$10.46	$10.18	$10.37
End of period	$10.50	$10.12	$10.46	$10.18
Accumulation units outstanding at the end of period	2,288	324	3,235	1,811

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.56	N/A	N/A	N/A
End of period	$17.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,096	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.36	$13.02	$12.87	$14.46
End of period	$12.74	$12.36	$13.02	$12.87
Accumulation units outstanding at the end of period	1,698	1,725	1,525	1,545

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.65	$17.94	$17.61	$18.36
End of period	$17.76	$17.65	$17.94	$17.61
Accumulation units outstanding at the end of period	837	1,689	1,798	1,383

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.11	$10.46	$10.65	$10.42
End of period	$10.84	$10.11	$10.46	$10.65
Accumulation units outstanding at the end of period	11,101	17,025	18,051	15,912

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.03	$17.57	$17.91	$16.90
End of period	$18.38	$16.03	$17.57	$17.91
Accumulation units outstanding at the end of period	1,124	6,256	7,534	6,837

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.34	$15.92	$14.71	$14.42
End of period	$17.90	$14.34	$15.92	$14.71
Accumulation units outstanding at the end of period	2,195	2,229	2,260	1,466

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.24	N/A	N/A	N/A
End of period	$18.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,600	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.83	$19.17	N/A	N/A
End of period	$19.27	$17.83	N/A	N/A
Accumulation units outstanding at the end of period	13,466	129	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.79	N/A	N/A	N/A
End of period	$20.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,539	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.01	$17.24	$15.48	$12.08
End of period	$19.62	$17.01	$17.24	$15.48
Accumulation units outstanding at the end of period	12,914	236	239	242

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.25	N/A	N/A	N/A
End of period	$18.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,154	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.38	N/A	N/A	N/A
End of period	$12.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,686	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.80	$14.25	$13.99	$12.93
End of period	$14.27	$13.80	$14.25	$13.99
Accumulation units outstanding at the end of period	1,551	251	255	258

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$9.85	N/A	N/A	N/A
End of period	$11.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,283	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$16.15	$17.86	$15.73	$10.59
End of period	$17.82	$16.15	$17.86	$15.73
Accumulation units outstanding at the end of period	—	3,081	3,382	3,968

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.19	$44.43	$41.72	$30.71
End of period	$47.88	$48.19	$44.43	$41.72
Accumulation units outstanding at the end of period	4,420	4,094	4,582	3,520

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$73.31	$70.28	$63.58	$47.54
End of period	$76.19	$73.31	$70.28	$63.58
Accumulation units outstanding at the end of period	1,451	674	683	431

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.67	$9.84	$10.00	$10.20
End of period	$9.61	$9.67	$9.84	$10.00
Accumulation units outstanding at the end of period	7,954	1,942	1,971	997

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.15	$23.04	$20.76	$15.46
End of period	$24.06	$22.15	$23.04	$20.76
Accumulation units outstanding at the end of period	5,802	1,386	1,405	921

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.49	$35.53	$33.01	$28.24
End of period	$37.45	$34.49	$35.53	$33.01
Accumulation units outstanding at the end of period	3,524	713	309	111

Investment Divisions	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.56	$10.78	$11.00	$11.23
End of period	$10.34	$10.56	$10.78	$11.00
Accumulation units outstanding at the end of period	—	—	—	960

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Due to size constraints, this filing is being made in 3 related submissions. This submission is the third of the 3 related submissions. The accession number of the previous related submission is as follows:

0001045032-17-000____
0001045032-17-000____

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2016

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Assets
Investments, at fair value (a)	$23,432,466	$12,340,961	$6,041,628	$4,803,221	$23,405,296	$3,609,900	$13,062,841	$33,433,331	$48,537,580	$440,454
Receivables:
Investments in Fund shares sold	17,696	45,157	167	33,907	629	107	11,721	1,008	58,690	13
Investment Division units sold	—	—	—	—	6,500	—	—	—	4,000	—
Total assets	23,450,162	12,386,118	6,041,795	4,837,128	23,412,425	3,610,007	13,074,562	33,434,339	48,600,270	440,467

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	6,500	—	—	—	4,000	—
Investment Division units redeemed	17,016	44,791	—	33,771	6	—	11,366	54	57,301	—
Insurance fees due to Jackson
of New York	680	366	167	136	623	107	355	954	1,389	13
Total liabilities	17,696	45,157	167	33,907	7,129	107	11,721	1,008	62,690	13
Net assets (Note 7)	$23,432,466	$12,340,961	$6,041,628	$4,803,221	$23,405,296	$3,609,900	$13,062,841	$33,433,331	$48,537,580	$440,454

(a) Investments in Funds, shares outstanding	2,310,894	1,123,949	490,392	481,285	2,035,243	375,249	1,040,035	2,807,165	4,004,751	47,565
Investments in Funds, at cost	$24,387,500	$12,191,965	$6,108,973	$4,807,990	$22,586,561	$3,679,982	$12,838,180	$33,064,564	$47,562,002	$456,655

See notes to financial statements.

1

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments, at fair value (a)	$11,888,935	$14,692,672	$21,901,459	$6,481,789	$17,786,433	$1,972,616	$3,493,884	$2,897,934	$61,538,996	$2,249,768
Receivables:
Investments in Fund shares sold	579	395	2,876	184	16,815	56	1,409	81	39,709	61
Investment Division units sold	—	189,953	—	3,159	—	655	—	24,747	13,143	—
Total assets	11,889,514	14,883,020	21,904,335	6,485,132	17,803,248	1,973,327	3,495,293	2,922,762	61,591,848	2,249,829

Liabilities
Payables:
Investments in Fund shares purchased	—	189,953	—	3,159	—	655	—	24,747	13,143	—
Investment Division units redeemed	221	—	2,263	3	16,315	—	1,309	—	37,498	—
Insurance fees due to Jackson
of New York	358	395	613	181	500	56	100	81	2,211	61
Total liabilities	579	190,348	2,876	3,343	16,815	711	1,409	24,828	52,852	61
Net assets (Note 7)	$11,888,935	$14,692,672	$21,901,459	$6,481,789	$17,786,433	$1,972,616	$3,493,884	$2,897,934	$61,538,996	$2,249,768

(a) Investments in Funds, shares outstanding	1,062,461	1,204,317	1,840,459	551,642	1,059,347	154,111	367,777	298,141	5,751,308	232,174
Investments in Funds, at cost	$11,734,951	$14,623,527	$21,425,607	$6,380,708	$15,773,991	$3,024,274	$3,695,597	$3,217,422	$62,157,773	$2,268,643

See notes to financial statements.

2

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund
Assets
Investments, at fair value (a)	$3,416,688	$10,559,533	$3,620,117	$—	$856,687	$490,656	$8,029,739	$11,667,201	$861,105	$39,492,970
Receivables:
Investments in Fund shares sold	3,185	3,695	8,585	—	25	14	672	524	24	1,234
Investment Division units sold	132	6,000	442	—	—	—	68	694	—	8,487
Total assets	3,420,005	10,569,228	3,629,144	—	856,712	490,670	8,030,479	11,668,419	861,129	39,502,691

Liabilities
Payables:
Investments in Fund shares purchased	132	6,000	442	—	—	—	68	694	—	8,487
Investment Division units redeemed	3,088	3,397	8,481	—	—	—	442	82	—	125
Insurance fees due to Jackson
of New York	97	298	104	—	25	14	230	442	24	1,109
Total liabilities	3,317	9,695	9,027	—	25	14	740	1,218	24	9,721
Net assets (Note 7)	$3,416,688	$10,559,533	$3,620,117	$—	$856,687	$490,656	$8,029,739	$11,667,201	$861,105	$39,492,970

(a) Investments in Funds, shares outstanding	301,030	905,620	341,520	—	87,775	37,801	798,979	1,042,645	96,213	3,121,974
Investments in Funds, at cost	$3,529,541	$10,588,263	$3,996,160	$—	$883,823	$512,963	$8,326,919	$11,675,942	$908,829	$37,857,813

See notes to financial statements.

3

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A
Assets
Investments, at fair value (a)	$14,422,526	$1,403,797	$3,051,478	$1,160,419	$15,729,865	$50,382,084	$91,381,812	$113,670,985	$77,721,919	$75,303,098
Receivables:
Investments in Fund shares sold	4,250	38	86	31	1,009	9,715	6,119	7,445	5,748	11,450
Investment Division units sold	—	—	1,953	983	3,906	401	806	14,240	3,189	2,535
Total assets	14,426,776	1,403,835	3,053,517	1,161,433	15,734,780	50,392,200	91,388,737	113,692,670	77,730,856	75,317,083

Liabilities
Payables:
Investments in Fund shares purchased	—	—	1,953	983	3,906	401	806	14,240	3,189	2,535
Investment Division units redeemed	3,840	—	—	—	408	7,627	2,346	2,741	2,537	8,237
Insurance fees due to Jackson
of New York	410	38	86	31	601	2,088	3,773	4,704	3,211	3,213
Total liabilities	4,250	38	2,039	1,014	4,915	10,116	6,925	21,685	8,937	13,985
Net assets (Note 7)	$14,422,526	$1,403,797	$3,051,478	$1,160,419	$15,729,865	$50,382,084	$91,381,812	$113,670,985	$77,721,919	$75,303,098

(a) Investments in Funds, shares outstanding	937,746	108,737	322,226	105,397	1,073,711	4,708,606	7,634,237	9,944,968	5,205,755	4,970,502
Investments in Funds, at cost	$12,708,541	$1,258,931	$3,314,692	$1,144,794	$16,680,776	$47,843,823	$85,162,701	$105,848,818	$78,302,981	$77,068,710

See notes to financial statements.

4

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Mid Cap Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Assets
Investments, at fair value (a)	$105,472,066	$647,086	$365,202	$66,238,301	$46,679,911	$2,670,460	$89,820,457	$197,214,962	$26,049,904	$29,090,384
Receivables:
Investments in Fund shares sold	584,283	78	39	11,520	15,104	78	5,805	25,595	2,639	2,374
Investment Division units sold	5,058	—	—	711	—	81	47,214	142,785	59,505	8,986
Total assets	106,061,407	647,164	365,241	66,250,532	46,695,015	2,670,619	89,873,476	197,383,342	26,112,048	29,101,744

Liabilities
Payables:
Investments in Fund shares purchased	5,058	—	—	711	—	81	47,214	142,785	59,505	8,986
Investment Division units redeemed	579,762	60	26	8,706	13,222	—	2,028	17,132	1,538	1,146
Insurance fees due to Jackson
of New York	4,521	18	13	2,814	1,882	78	3,777	8,463	1,101	1,228
Total liabilities	589,341	78	39	12,231	15,104	159	53,019	168,380	62,144	11,360
Net assets (Note 7)	$105,472,066	$647,086	$365,202	$66,238,301	$46,679,911	$2,670,460	$89,820,457	$197,214,962	$26,049,904	$29,090,384

(a) Investments in Funds, shares outstanding	6,809,042	67,195	34,227	3,256,554	3,206,038	260,025	6,979,057	10,396,150	2,571,560	2,187,247
Investments in Funds, at cost	$106,978,922	$649,139	$363,477	$77,012,586	$43,986,396	$2,654,101	$84,964,402	$163,633,980	$27,528,486	$27,672,815

See notes to financial statements.

5

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Assets
Investments, at fair value (a)	$221,609,875	$60,575,531	$61,369,041	$42,807,851	$13,525,578	$175,942,099	$107,743,237	$57,142,358	$1,700,115	$66,178,653
Receivables:
Investments in Fund shares sold	86,128	5,035	8,793	5,061	422	70,660	10,872	21,178	328	8,744
Investment Division units sold	20,961	2,908	9,881	7,379	4,333	4,428	10,370	33,591	18	8,208
Total assets	221,716,964	60,583,474	61,387,715	42,820,291	13,530,333	176,017,187	107,764,479	57,197,127	1,700,461	66,195,605

Liabilities
Payables:
Investments in Fund shares purchased	20,961	2,908	9,881	7,379	4,333	4,428	10,370	33,591	18	8,208
Investment Division units redeemed	77,326	2,518	6,274	3,230	30	63,681	6,376	18,854	281	6,169
Insurance fees due to Jackson
of New York	8,802	2,517	2,519	1,831	392	6,979	4,496	2,324	47	2,575
Total liabilities	107,089	7,943	18,674	12,440	4,755	75,088	21,242	54,769	346	16,952
Net assets (Note 7)	$221,609,875	$60,575,531	$61,369,041	$42,807,851	$13,525,578	$175,942,099	$107,743,237	$57,142,358	$1,700,115	$66,178,653

(a) Investments in Funds, shares outstanding	12,149,664	4,473,821	5,122,624	4,180,454	1,594,997	15,625,408	3,885,439	6,265,609	165,381	5,122,187
Investments in Funds, at cost	$188,213,111	$56,684,111	$61,068,503	$45,418,289	$16,165,523	$182,017,178	$104,232,407	$59,036,224	$1,701,797	$73,848,450

See notes to financial statements.

6

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A
Assets
Investments, at fair value (a)	$21,326,409	$—	$33,488,652	$3,044,794	$50,897,290	$305,553	$3,607,510	$—	$85,557,360	$84,938,301
Receivables:
Investments in Fund shares sold	1,316	—	2,448	129	22,196	8	100	—	78,879	43,769
Investment Division units sold	851	—	9,355	2,000	—	1,355	8,909	—	2,593	5,363
Total assets	21,328,576	—	33,500,455	3,046,923	50,919,486	306,916	3,616,519	—	85,638,832	84,987,433

Liabilities
Payables:
Investments in Fund shares purchased	851	—	9,355	2,000	—	1,355	8,909	—	2,593	5,363
Investment Division units redeemed	416	—	1,060	8	20,189	—	—	—	75,302	40,189
Insurance fees due to Jackson
of New York	900	—	1,388	121	2,007	8	100	—	3,577	3,580
Total liabilities	2,167	—	11,803	2,129	22,196	1,363	9,009	—	81,472	49,132
Net assets (Note 7)	$21,326,409	$—	$33,488,652	$3,044,794	$50,897,290	$305,553	$3,607,510	$—	$85,557,360	$84,938,301

(a) Investments in Funds, shares outstanding	2,078,597	—	2,480,641	288,606	4,339,070	29,128	280,522	—	7,337,681	6,795,064
Investments in Funds, at cost	$21,244,965	$—	$37,302,892	$2,962,688	$45,327,571	$306,172	$3,387,441	$—	$94,532,800	$69,500,848

See notes to financial statements.

7

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A
Assets
Investments, at fair value (a)	$30,073,882	$41,352,292	$156,295,143	$31,695,203	$47,838,012	$62,751,768	$9,546,543	$73,926,503	$32,788,225	$1,169,218
Receivables:
Investments in Fund shares sold	6,568	4,843	113,179	23,524	17,007	5,510	860	30,860	10,229	77
Investment Division units sold	520	5,377	18,614	3,417	2,880	15,640	1,163	5,000	3,484	—
Total assets	30,080,970	41,362,512	156,426,936	31,722,144	47,857,899	62,772,918	9,548,566	73,962,363	32,801,938	1,169,295

Liabilities
Payables:
Investments in Fund shares purchased	520	5,377	18,614	3,417	2,880	15,640	1,163	5,000	3,484	—
Investment Division units redeemed	5,321	3,249	106,864	22,231	15,016	2,871	499	27,766	8,856	44
Insurance fees due to Jackson
of New York	1,247	1,594	6,315	1,293	1,991	2,639	361	3,094	1,373	33
Total liabilities	7,088	10,220	131,793	26,941	19,887	21,150	2,023	35,860	13,713	77
Net assets (Note 7)	$30,073,882	$41,352,292	$156,295,143	$31,695,203	$47,838,012	$62,751,768	$9,546,543	$73,926,503	$32,788,225	$1,169,218

(a) Investments in Funds, shares outstanding	2,962,944	3,991,534	13,806,991	3,597,639	4,229,709	5,423,662	954,654	6,800,966	3,143,646	118,462
Investments in Funds, at cost	$30,012,232	$44,881,555	$154,230,454	$33,860,863	$43,884,986	$65,099,029	$11,494,629	$75,298,372	$34,865,928	$1,089,211

See notes to financial statements.

8

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A
Assets
Investments, at fair value (a)	$33,999,671	$78,479,905	$58,019,580	$—	$29,082,346	$91,052,840	$67,714,536	$57,407,110	$28,329,179	$42,545,338
Receivables:
Investments in Fund shares sold	77,384	79,708	3,801	—	32,418	14,868	12,100	70,524	1,677	2,361
Investment Division units sold	27,109	28,933	26,755	—	33,104	14,934	91,831	17,594	39,616	282,375
Total assets	34,104,164	78,588,546	58,050,136	—	29,147,868	91,082,642	67,818,467	57,495,228	28,370,472	42,830,074

Liabilities
Payables:
Investments in Fund shares purchased	27,109	28,933	26,755	—	33,104	14,934	91,831	17,594	39,616	282,375
Investment Division units redeemed	75,964	76,549	1,491	—	31,182	11,236	9,483	68,257	585	601
Insurance fees due to Jackson
of New York	1,420	3,159	2,310	—	1,236	3,632	2,617	2,267	1,092	1,760
Total liabilities	104,493	108,641	30,556	—	65,522	29,802	103,931	88,118	41,293	284,736
Net assets (Note 7)	$33,999,671	$78,479,905	$58,019,580	$—	$29,082,346	$91,052,840	$67,714,536	$57,407,110	$28,329,179	$42,545,338

(a) Investments in Funds, shares outstanding	4,920,358	8,235,037	4,980,222	—	1,817,647	4,445,939	2,500,537	4,378,879	3,140,707	3,575,238
Investments in Funds, at cost	$36,630,576	$84,670,800	$59,973,726	$—	$24,999,808	$84,808,596	$73,358,018	$59,242,089	$32,088,692	$34,272,638
See notes to financial statements.

9

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Assets
Investments, at fair value (a)	$58,289,565	$44,586,883	$25,996,713	$82,231,066	$78,741,918	$16,273,316	$161,715,617	$395,432,968	$123,369,756	$4,477,235
Receivables:
Investments in Fund shares sold	3,660	86,731	9,396	7,181	137,409	1,228	70,972	378,849	155,136	3,868
Investment Division units sold	16,248	1,439	3,450	—	4,319	158,999	101,149	1,340,370	32,794	1,014
Total assets	58,309,473	44,675,053	26,009,559	82,238,247	78,883,646	16,433,543	161,887,738	397,152,187	123,557,686	4,482,117

Liabilities
Payables:
Investments in Fund shares purchased	16,248	1,439	3,450	—	4,319	158,999	101,149	1,340,370	32,794	1,014
Investment Division units redeemed	1,368	84,920	8,370	3,683	134,211	592	64,415	362,851	150,141	3,738
Insurance fees due to Jackson
of New York	2,292	1,811	1,026	3,498	3,198	636	6,557	15,998	4,995	130
Total liabilities	19,908	88,170	12,846	7,181	141,728	160,227	172,121	1,719,219	187,930	4,882
Net assets (Note 7)	$58,289,565	$44,586,883	$25,996,713	$82,231,066	$78,741,918	$16,273,316	$161,715,617	$395,432,968	$123,369,756	$4,477,235

(a) Investments in Funds, shares outstanding	5,012,000	5,107,318	2,308,767	6,485,100	6,142,115	1,162,380	7,966,287	21,202,840	6,704,878	360,776
Investments in Funds, at cost	$59,617,567	$48,048,514	$29,257,303	$69,715,658	$81,620,035	$16,552,899	$143,457,319	$333,518,134	$105,205,091	$4,212,917

See notes to financial statements.

10

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Assets
Investments, at fair value (a)	$18,984,660	$1,395,031	$8,039,121	$8,854,229	$37,706,137	$632,350	$93,710,337	$76,200,751	$222,921,005	$90,103,383
Receivables:
Investments in Fund shares sold	554	40,811	1,006	609	2,292	37	12,668	43,443	71,491	53,482
Investment Division units sold	52	—	—	313	17,798	—	10,695	63,254	117,531	893
Total assets	18,985,266	1,435,842	8,040,127	8,855,151	37,726,227	632,387	93,733,700	76,307,448	223,110,027	90,157,758

Liabilities
Payables:
Investments in Fund shares purchased	52	—	—	313	17,798	—	10,695	63,254	117,531	893
Investment Division units redeemed	5	40,771	774	239	716	19	8,762	40,354	62,442	50,065
Insurance fees due to Jackson
of New York	549	40	232	370	1,576	18	3,906	3,089	9,049	3,417
Total liabilities	606	40,811	1,006	922	20,090	37	23,363	106,697	189,022	54,375
Net assets (Note 7)	$18,984,660	$1,395,031	$8,039,121	$8,854,229	$37,706,137	$632,350	$93,710,337	$76,200,751	$222,921,005	$90,103,383

(a) Investments in Funds, shares outstanding	1,780,925	137,985	781,256	811,570	3,530,537	74,834	6,820,257	7,896,451	18,108,936	8,516,388
Investments in Funds, at cost	$19,172,060	$1,410,941	$8,208,569	$9,862,950	$38,135,696	$646,129	$91,764,113	$88,997,667	$230,384,714	$91,274,300

See notes to financial statements.

11

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A
Assets
Investments, at fair value (a)	$111,260,826	$34,770,195	$50,725,304	$19,419,776	$11,881,244	$24,100,254	$480,088,083	$68,525,695	$307,479,200	$1,893,476
Receivables:
Investments in Fund shares sold	51,373	7,090	23,719	38,210	3,151	31,112	617,779	7,674	95,674	54
Investment Division units sold	7,488	282,333	309,581	17,265	8,005	77	411,616	44,988	256,967	—
Total assets	111,319,687	35,059,618	51,058,604	19,475,251	11,892,400	24,131,443	481,117,478	68,578,357	307,831,841	1,893,530

Liabilities
Payables:
Investments in Fund shares purchased	7,488	282,333	309,581	17,265	8,005	77	411,616	44,988	256,967	—
Investment Division units redeemed	46,924	5,750	21,627	37,475	2,651	30,277	598,789	4,904	82,997	—
Insurance fees due to Jackson
of New York	4,449	1,340	2,092	735	500	835	18,990	2,770	12,677	54
Total liabilities	58,861	289,423	333,300	55,475	11,156	31,189	1,029,395	52,662	352,641	54
Net assets (Note 7)	$111,260,826	$34,770,195	$50,725,304	$19,419,776	$11,881,244	$24,100,254	$480,088,083	$68,525,695	$307,479,200	$1,893,476

(a) Investments in Funds, shares outstanding	8,266,035	2,376,637	3,872,161	1,656,977	564,966	2,735,557	27,138,953	4,758,729	19,697,578	198,062
Investments in Funds, at cost	$111,810,771	$32,829,668	$44,757,698	$19,742,180	$9,583,023	$28,079,386	$450,981,724	$75,381,117	$288,280,395	$1,914,019

See notes to financial statements.

12

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A
Assets
Investments, at fair value (a)	$56,749,482	$130,472,402	$135,239,549	$347,471,873	$286,629,693	$446,162,788	$18,664,128	$40,780,286	$4,547,654	$268,608,893
Receivables:
Investments in Fund shares sold	174,160	11,776	8,131	158,402	24,015	264,412	1,558	151,218	185	252,700
Investment Division units sold	3,580	2,157	6,327	139,642	6,612	211,857	16,520	—	804	11,609
Total assets	56,927,222	130,486,335	135,254,007	347,769,917	286,660,320	446,639,057	18,682,206	40,931,504	4,548,643	268,873,202

Liabilities
Payables:
Investments in Fund shares purchased	3,580	2,157	6,327	139,642	6,612	211,857	16,520	—	804	11,609
Investment Division units redeemed	171,843	6,209	2,363	143,782	12,038	245,805	837	149,558	58	241,862
Insurance fees due to Jackson
of New York	2,317	5,567	5,768	14,620	11,977	18,607	721	1,660	127	10,838
Total liabilities	177,740	13,933	14,458	298,044	30,627	476,269	18,078	151,218	989	264,309
Net assets (Note 7)	$56,749,482	$130,472,402	$135,239,549	$347,471,873	$286,629,693	$446,162,788	$18,664,128	$40,780,286	$4,547,654	$268,608,893

(a) Investments in Funds, shares outstanding	4,486,125	7,240,422	10,767,480	22,302,431	20,650,554	29,508,121	1,599,325	3,066,187	457,971	7,743,122
Investments in Funds, at cost	$64,774,261	$115,570,494	$125,542,501	$289,175,103	$253,658,812	$382,402,808	$17,248,183	$41,886,757	$4,471,093	$243,462,491

See notes to financial statements.

13

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Assets
Investments, at fair value (a)	$206,573,843	$62,319,655	$123,667,291	$155,497	$319,121,207	$76,888,671	$49,469,633	$13,656,108	$54,712,915	$80,811,829
Receivables:
Investments in Fund shares sold	80,466	42,072	137,258	4	57,458	15,250	37,709	3,015	79,021	146,087
Investment Division units sold	254,241	41,101	4,320	—	518,285	149,203	371	—	2,253	66,440
Total assets	206,908,550	62,402,828	123,808,869	155,501	319,696,950	77,053,124	49,507,713	13,659,123	54,794,189	81,024,356

Liabilities
Payables:
Investments in Fund shares purchased	254,241	41,101	4,320	—	518,285	149,203	371	—	2,253	66,440
Investment Division units redeemed	71,803	39,611	131,999	—	45,026	12,313	35,617	2,473	76,828	142,846
Insurance fees due to Jackson
of New York	8,663	2,461	5,259	4	12,432	2,937	2,092	542	2,193	3,241
Total liabilities	334,707	83,173	141,578	4	575,743	164,453	38,080	3,015	81,274	212,527
Net assets (Note 7)	$206,573,843	$62,319,655	$123,667,291	$155,497	$319,121,207	$76,888,671	$49,469,633	$13,656,108	$54,712,915	$80,811,829

(a) Investments in Funds, shares outstanding	5,174,695	6,339,741	7,927,390	16,031	14,413,785	76,888,671	2,158,361	901,393	2,991,411	6,602,274
Investments in Funds, at cost	$185,974,559	$63,117,264	$119,200,201	$153,415	$298,591,263	$76,888,671	$44,790,207	$12,141,275	$52,662,603	$69,537,287

See notes to financial statements.

14

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Assets
Investments, at fair value (a)	$191,888,445	$231,269,233	$62,958,688	$111,069,381	$26,775,117	$39,456,741	$124,001,437
Receivables:
Investments in Fund shares sold	71,533	50,041	51,204	116,601	1,948	6,786	233,550
Investment Division units sold	75,504	4,217	47,711	28,644	6,569	144,458	18,431
Total assets	192,035,482	231,323,491	63,057,603	111,214,626	26,783,634	39,607,985	124,253,418

Liabilities
Payables:
Investments in Fund shares purchased	75,504	4,217	47,711	28,644	6,569	144,458	18,431
Investment Division units redeemed	63,805	40,077	48,664	112,051	828	5,217	228,326
Insurance fees due to Jackson
of New York	7,728	9,964	2,540	4,550	1,120	1,569	5,224
Total liabilities	147,037	54,258	98,915	145,245	8,517	151,244	251,981
Net assets (Note 7)	$191,888,445	$231,269,233	$62,958,688	$111,069,381	$26,775,117	$39,456,741	$124,001,437

(a) Investments in Funds, shares outstanding	8,524,587	16,967,662	3,565,045	4,037,418	1,760,363	4,166,499	10,754,678
Investments in Funds, at cost	$199,377,450	$190,969,040	$67,254,707	$111,546,158	$38,006,363	$38,871,372	$109,553,515

See notes to financial statements.

15

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Investment income
Dividends	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Expenses
Asset-based charges (Note 3)	262,325	122,710	56,419	54,283	202,089	38,093	124,671	339,147	513,940	4,436
Total expenses	262,325	122,710	56,419	54,283	202,089	38,093	124,671	339,147	513,940	4,436
Net investment income (loss)	(262,325)	(122,710)	(56,419)	(54,283)	(202,089)	(38,093)	(124,671)	(339,147)	(513,940)	(4,436)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—	—	—	—
Investments	(256,902)	(38,144)	(63,197)	(22,981)	(11,660)	(27,515)	(50,209)	(46,075)	(89,158)	(66,796)
Net change in unrealized appreciation
(depreciation) on investments	291,905	525,271	445,328	260,005	1,359,106	182,630	961,540	1,732,300	2,926,882	99,729
Net realized and unrealized gain (loss)	35,003	487,127	382,131	237,024	1,347,446	155,115	911,331	1,686,225	2,837,724	32,933

Net increase (decrease) in net assets
from operations	$(227,322)	$364,417	$325,712	$182,741	$1,145,357	$117,022	$786,660	$1,347,078	$2,323,784	$28,497

See notes to financial statements.

16

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends	$118,227	$165,041	$262,007	$—	$—	$—	$96,250	$3,834	$982,935	$96,530

Expenses
Asset-based charges (Note 3)	95,750	118,483	194,764	58,872	157,863	18,480	35,951	23,334	690,358	18,412
Total expenses	95,750	118,483	194,764	58,872	157,863	18,480	35,951	23,334	690,358	18,412
Net investment income (loss)	22,477	46,558	67,243	(58,872)	(157,863)	(18,480)	60,299	(19,500)	292,577	78,118

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	188,594	719,649	740,250	—	—	—	—	171,369	—	—
Investments	19,387	(87,624)	100,004	(15,203)	161,671	(188,999)	(72,169)	(163,875)	120,478	(9,209)
Net change in unrealized appreciation
(depreciation) on investments	159,288	212,228	262,342	75,382	1,277,415	333,782	69,353	564,030	(500,999)	31,838
Net realized and unrealized gain (loss)	367,269	844,253	1,102,596	60,179	1,439,086	144,783	(2,816)	571,524	(380,521)	22,629

Net increase (decrease) in net assets
from operations	$389,746	$890,811	$1,169,839	$1,307	$1,281,223	$126,303	$57,483	$552,024	$(87,944)	$100,747

See notes to financial statements.

17

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund
Investment income
Dividends	$109,019	$293,220	$42,371	$10,512	$19,068	$—	$39,595	$102,083	$76,907	$82,834

Expenses
Asset-based charges (Note 3)	31,399	111,313	34,532	2,266	9,051	4,519	89,674	98,885	6,072	286,858
Total expenses	31,399	111,313	34,532	2,266	9,051	4,519	89,674	98,885	6,072	286,858
Net investment income (loss)	77,620	181,907	7,839	8,246	10,017	(4,519)	(50,079)	3,198	70,835	(204,024)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	440,543	158,538	—	—	—	—	—	—	325,934
Investments	(24,725)	(26,783)	(48,222)	(64,638)	(385)	(50,932)	(154,122)	33,087	(12,158)	189,479
Net change in unrealized appreciation
(depreciation) on investments	94,098	92,096	(342,571)	47,344	(35,874)	87,445	399,571	101,947	1,604	1,442,541
Net realized and unrealized gain (loss)	69,373	505,856	(232,255)	(17,294)	(36,259)	36,513	245,449	135,034	(10,554)	1,957,954

Net increase (decrease) in net assets
from operations	$146,993	$687,763	$(224,416)	$(9,048)	$(26,242)	$31,994	$195,370	$138,232	$60,281	$1,753,930

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.
See notes to financial statements.

18

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A
Investment income
Dividends	$128,331	$6,732	$19,082	$832	$—	$—	$—	$—	$—	$—

Expenses
Asset-based charges (Note 3)	132,386	10,577	29,067	8,821	234,769	744,029	1,325,814	1,619,406	1,174,629	1,256,094
Total expenses	132,386	10,577	29,067	8,821	234,769	744,029	1,325,814	1,619,406	1,174,629	1,256,094
Net investment income (loss)	(4,055)	(3,845)	(9,985)	(7,989)	(234,769)	(744,029)	(1,325,814)	(1,619,406)	(1,174,629)	(1,256,094)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	559,904	—	—	1,175	—	—	—	—	—	—
Investments	84,409	5,131	90,836	3,819	(389,063)	(2,539)	510,587	524,533	(488,591)	(903,453)
Net change in unrealized appreciation
(depreciation) on investments	1,477,057	154,944	486,822	(2,031)	911,316	3,943,980	5,738,622	7,560,487	5,069,135	4,912,718
Net realized and unrealized gain (loss)	2,121,370	160,075	577,658	2,963	522,253	3,941,441	6,249,209	8,085,020	4,580,544	4,009,265

Net increase (decrease) in net assets
from operations	$2,117,315	$156,230	$567,673	$(5,026)	$287,484	$3,197,412	$4,923,395	$6,465,614	$3,405,915	$2,753,171

See notes to financial statements.

19

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Mid Cap Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Investment income
Dividends	$—	$2,006	$—	$—	$261,560	$—	$—	$—	$—	$—

Expenses
Asset-based charges (Note 3)	1,693,601	5,695	348	1,004,429	586,751	25,872	1,185,109	2,514,742	408,116	434,386
Total expenses	1,693,601	5,695	348	1,004,429	586,751	25,872	1,185,109	2,514,742	408,116	434,386
Net investment income (loss)	(1,693,601)	(3,689)	(348)	(1,004,429)	(325,191)	(25,872)	(1,185,109)	(2,514,742)	(408,116)	(434,386)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,838	—	8,806,664	3,193,858	—	—	—	—	—
Investments	(1,103,225)	(2,541)	5,499	(2,884,343)	(436,675)	(14,490)	299,953	3,685,630	(207,347)	52,047
Net change in unrealized appreciation
(depreciation) on investments	5,399,613	8,197	1,725	(2,463,396)	5,909,415	112,845	5,186,429	23,122,135	707,506	443,126
Net realized and unrealized gain (loss)	4,296,388	9,494	7,224	3,458,925	8,666,598	98,355	5,486,382	26,807,765	500,159	495,173

Net increase (decrease) in net assets
from operations	$2,602,787	$5,805	$6,876	$2,454,496	$8,341,407	$72,483	$4,301,273	$24,293,023	$92,043	$60,787

(a) Commencement of operations September 19, 2016.

See notes to financial statements.

20

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Investment income
Dividends	$—	$—	$—	$—	$610,898	$670,616	$—	$376,209	$—	$1,533,237

Expenses
Asset-based charges (Note 3)	2,782,751	795,421	842,793	626,015	157,269	2,525,342	1,413,224	720,143	17,090	834,206
Total expenses	2,782,751	795,421	842,793	626,015	157,269	2,525,342	1,413,224	720,143	17,090	834,206
Net investment income (loss)	(2,782,751)	(795,421)	(842,793)	(626,015)	453,629	(1,854,726)	(1,413,224)	(343,934)	(17,090)	699,031

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	4,689,681	2,332,815	—	60,243	—
Investments	2,906,844	196,103	(278,788)	(914,948)	(387,318)	(1,543,322)	468,399	(2,201,745)	(892)	(2,087,762)
Net change in unrealized appreciation
(depreciation) on investments	18,482,229	3,888,279	2,000,153	2,793,534	(1,549,634)	3,089,941	(401,671)	13,293,017	(30,738)	7,118,674
Net realized and unrealized gain (loss)	21,389,073	4,084,382	1,721,365	1,878,586	(1,936,952)	6,236,300	2,399,543	11,091,272	28,613	5,030,912

Net increase (decrease) in net assets
from operations	$18,606,322	$3,288,961	$878,572	$1,252,571	$(1,483,323)	$4,381,574	$986,319	$10,747,338	$11,523	$5,729,943

See notes to financial statements.

21

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (b)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A
Investment income
Dividends	$1,196	$127,783	$384,282	$—	$450,604	$—	$20,830	$163,182	$939,895	$—

Expenses
Asset-based charges (Note 3)	327,723	74,171	490,539	13,490	637,904	946	15,526	47,283	1,339,341	1,259,131
Total expenses	327,723	74,171	490,539	13,490	637,904	946	15,526	47,283	1,339,341	1,259,131
Net investment income (loss)	(326,527)	53,612	(106,257)	(13,490)	(187,300)	(946)	5,304	115,899	(399,446)	(1,259,131)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,371,722	2,306,831	—	—	1,154,437	—	20,854	—	1,561,501	—
Investments	159,475	1,109,770	(1,176,747)	5,875	443,426	184	(3,303)	(2,212,737)	(4,435,742)	1,504,523
Net change in unrealized appreciation
(depreciation) on investments	(376,796)	(2,781,524)	741,752	82,106	4,119,246	(619)	217,194	2,400,185	4,758,025	8,658,954
Net realized and unrealized gain (loss)	1,154,401	635,077	(434,995)	87,981	5,717,109	(435)	234,745	187,448	1,883,784	10,163,477

Net increase (decrease) in net assets
from operations	$827,874	$688,689	$(541,252)	$74,491	$5,529,809	$(1,381)	$240,049	$303,347	$1,484,338	$8,904,346

(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisitions can be found on page 65 of the Notes to Financial Statements.

See notes to financial statements.

22

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A
Investment income
Dividends	$579,642	$10,067	$6,849,984	$484,249	$1,080,381	$1,591,988	$—	$—	$108,347	$8,540

Expenses
Asset-based charges (Note 3)	427,908	569,814	2,157,834	479,526	666,949	986,871	140,145	1,013,580	549,868	8,371
Total expenses	427,908	569,814	2,157,834	479,526	666,949	986,871	140,145	1,013,580	549,868	8,371
Net investment income (loss)	151,734	(559,747)	4,692,150	4,723	413,432	605,117	(140,145)	(1,013,580)	(441,521)	169

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,713,378	233,166	—	677,221	2,854,640	—	—	—	3,715,684	—
Investments	(237,048)	(1,883,233)	(1,096,232)	(587,318)	510,846	(287,497)	(501,796)	(3,397,162)	(1,162,574)	(13,818)
Net change in unrealized appreciation
(depreciation) on investments	821,755	3,052,958	13,606,477	(1,001,831)	2,028,475	(95,066)	1,372,515	11,558,358	26,287	107,600
Net realized and unrealized gain (loss)	2,298,085	1,402,891	12,510,245	(911,928)	5,393,961	(382,563)	870,719	8,161,196	2,579,397	93,782

Net increase (decrease) in net assets
from operations	$2,449,819	$843,144	$17,202,395	$(907,205)	$5,807,393	$222,554	$730,574	$7,147,616	$2,137,876	$93,951

See notes to financial statements.

23

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A
Investment income
Dividends	$338,097	$1,556,691	$990,250	$—	$113,625	$—	$—	$1,128,587	$606,869	$—

Expenses
Asset-based charges (Note 3)	508,868	1,130,624	797,140	221,173	406,462	1,170,496	981,590	972,140	392,013	609,144
Total expenses	508,868	1,130,624	797,140	221,173	406,462	1,170,496	981,590	972,140	392,013	609,144
Net investment income (loss)	(170,771)	426,067	193,110	(221,173)	(292,837)	(1,170,496)	(981,590)	156,447	214,856	(609,144)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,014,193	2,284,581	1,216,181	5,512,113	753,536	2,166,035	5,708,547	—	—	—
Investments	(430,804)	(816,576)	(4,609)	(9,960,687)	369,611	(61,021)	(1,683,114)	(52,273)	(1,257,389)	1,463,639
Net change in unrealized appreciation
(depreciation) on investments	(1,886,686)	(1,624,106)	(2,934,087)	2,123,023	2,668,379	7,123,225	(3,763,701)	(353,643)	5,458,851	3,202,511
Net realized and unrealized gain (loss)	(1,303,297)	(156,101)	(1,722,515)	(2,325,551)	3,791,526	9,228,239	261,732	(405,916)	4,201,462	4,666,150

Net increase (decrease) in net assets
from operations	$(1,474,068)	$269,966	$(1,529,405)	$(2,546,724)	$3,498,689	$8,057,743	$(719,858)	$(249,469)	$4,416,318	$4,057,006

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.

See notes to financial statements.

24

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Investment income
Dividends	$458,124	$696,838	$890,208	$—	$186,274	$321,872	$220,290	$424,087	$485,276	$82,031

Expenses
Asset-based charges (Note 3)	812,823	538,147	409,145	1,146,777	1,094,249	233,498	1,880,608	4,971,598	1,454,844	44,564
Total expenses	812,823	538,147	409,145	1,146,777	1,094,249	233,498	1,880,608	4,971,598	1,454,844	44,564
Net investment income (loss)	(354,699)	158,691	481,063	(1,146,777)	(907,975)	88,374	(1,660,318)	(4,547,511)	(969,568)	37,467

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	657,767	656,564	501,426	93,413	69,612
Investments	(57,290)	(1,246,929)	(1,981,120)	1,152,606	(1,162,443)	(403,227)	469,106	7,963,508	184,121	149,954
Net change in unrealized appreciation
(depreciation) on investments	366,681	3,466,445	302,206	7,270,613	1,743,037	860,559	22,498,087	28,018,264	23,136,678	262,042
Net realized and unrealized gain (loss)	309,391	2,219,516	(1,678,914)	8,423,219	580,594	1,115,099	23,623,757	36,483,198	23,414,212	481,608

Net increase (decrease) in net assets
from operations	$(45,308)	$2,378,207	$(1,197,851)	$7,276,442	$(327,381)	$1,203,473	$21,963,439	$31,935,687	$22,444,644	$519,075

See notes to financial statements.

25

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Investment income
Dividends	$—	$—	$—	$—	$1,037,498	$—	$546,542	$4,478,296	$882,330	$3,461,595

Expenses
Asset-based charges (Note 3)	202,018	13,940	86,767	155,916	487,520	5,452	1,349,693	1,142,675	3,403,000	1,067,013
Total expenses	202,018	13,940	86,767	155,916	487,520	5,452	1,349,693	1,142,675	3,403,000	1,067,013
Net investment income (loss)	(202,018)	(13,940)	(86,767)	(155,916)	549,978	(5,452)	(803,151)	3,335,621	(2,520,670)	2,394,582

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	130,320	—	2,764,335	—	199,763	—
Investments	(96,565)	(7,352)	(54,875)	(460,032)	(177,272)	445	44,840	(2,599,504)	(1,696,006)	(693,454)
Net change in unrealized appreciation
(depreciation) on investments	818,964	46,117	314,795	(335,624)	730,963	(4,525)	(3,129,779)	1,983,990	6,636,328	4,140,679
Net realized and unrealized gain (loss)	722,399	38,765	259,920	(795,656)	684,011	(4,080)	(320,604)	(615,514)	5,140,085	3,447,225

Net increase (decrease) in net assets
from operations	$520,381	$24,825	$173,153	$(951,572)	$1,233,989	$(9,532)	$(1,123,755)	$2,720,107	$2,619,415	$5,841,807

See notes to financial statements.

26

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A
Investment income
Dividends	$174,253	$149,757	$18,735	$471,411	$191,263	$1,036,235	$—	$642,939	$6,350,385	$67,511

Expenses
Asset-based charges (Note 3)	1,451,728	346,008	538,914	155,914	142,720	304,571	6,430,175	949,833	3,798,740	18,704
Total expenses	1,451,728	346,008	538,914	155,914	142,720	304,571	6,430,175	949,833	3,798,740	18,704
Net investment income (loss)	(1,277,475)	(196,251)	(520,179)	315,497	48,543	731,664	(6,430,175)	(306,894)	2,551,645	48,807

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,870,991	321,587	—	—	2,690,817	—	6,494,405	10,397,856	—
Investments	(2,550,429)	(228,009)	44,674	76,784	238,013	(935,316)	285,783	(1,913,031)	3,468,924	(36,170)
Net change in unrealized appreciation
(depreciation) on investments	17,947,603	4,465,942	9,677,661	(226,778)	1,480,669	(952,761)	42,181,635	(1,791,853)	17,923,759	104,751
Net realized and unrealized gain (loss)	15,397,174	6,108,924	10,043,922	(149,994)	1,718,682	802,740	42,467,418	2,789,521	31,790,539	68,581

Net increase (decrease) in net assets
from operations	$14,119,699	$5,912,673	$9,523,743	$165,503	$1,767,225	$1,534,404	$36,037,243	$2,482,627	$34,342,184	$117,388

(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Operations includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to financial statements.

27

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A
Investment income
Dividends	$1,541,069	$—	$—	$—	$—	$—	$214,052	$677,618	$32,274	$—

Expenses
Asset-based charges (Note 3)	882,492	2,038,063	2,190,612	5,210,711	4,335,414	6,691,313	192,016	526,306	43,305	3,892,280
Total expenses	882,492	2,038,063	2,190,612	5,210,711	4,335,414	6,691,313	192,016	526,306	43,305	3,892,280
Net investment income (loss)	658,577	(2,038,063)	(2,190,612)	(5,210,711)	(4,335,414)	(6,691,313)	22,036	151,312	(11,031)	(3,892,280)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—	—	—	1,401,599
Investments	(4,235,577)	3,058,241	1,714,360	8,484,786	4,134,475	8,601,816	(134,767)	(965,689)	17,292	5,077,407
Net change in unrealized appreciation
(depreciation) on investments	5,584,939	4,396,072	5,162,401	11,192,436	11,277,694	15,276,844	2,510,883	4,257,175	124,558	(1,413,502)
Net realized and unrealized gain (loss)	1,349,362	7,454,313	6,876,761	19,677,222	15,412,169	23,878,660	2,376,116	3,291,486	141,850	5,065,504

Net increase (decrease) in net assets
from operations	$2,007,939	$5,416,250	$4,686,149	$14,466,511	$11,076,755	$17,187,347	$2,398,152	$3,442,798	$130,819	$1,173,224

See notes to financial statements.

28

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Investment income
Dividends	$—	$795,569	$2,119,529	$184	$3,662,565	$—	$493,370	$342,762	$387,742	$861,601

Expenses
Asset-based charges (Note 3)	3,077,944	901,097	1,743,549	1,229	3,795,494	1,171,148	708,260	187,254	845,728	804,601
Total expenses	3,077,944	901,097	1,743,549	1,229	3,795,494	1,171,148	708,260	187,254	845,728	804,601
Net investment income (loss)	(3,077,944)	(105,528)	375,980	(1,045)	(132,929)	(1,171,148)	(214,890)	155,508	(457,986)	57,000

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,256,667	—	8,238,617	565	8,061,523	1,462	303,462	744,441	1,623,925	2,103,608
Investments	3,848,292	(159,214)	863,197	(213)	1,810,972	—	245,248	339,593	17,177	482,995
Net change in unrealized appreciation
(depreciation) on investments	6,832,032	206,254	807,423	3,183	14,356,814	—	4,901,830	1,189,265	787,015	9,647,104
Net realized and unrealized gain (loss)	11,936,991	47,040	9,909,237	3,535	24,229,309	1,462	5,450,540	2,273,299	2,428,117	12,233,707

Net increase (decrease) in net assets
from operations	$8,859,047	$(58,488)	$10,285,217	$2,490	$24,096,380	$(1,169,686)	$5,235,650	$2,428,807	$1,970,131	$12,290,707

See notes to financial statements.

29

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Investment income
Dividends	$3,561,979	$5,654,920	$532,590	$1,798,825	$284,813	$214,630	$772,539

Expenses
Asset-based charges (Note 3)	2,930,366	3,631,762	792,780	1,352,737	415,079	326,253	1,694,001
Total expenses	2,930,366	3,631,762	792,780	1,352,737	415,079	326,253	1,694,001
Net investment income (loss)	631,613	2,023,158	(260,190)	446,088	(130,266)	(111,623)	(921,462)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	13,299,576	—	7,098,980	—	1,975,421	562,411	2,104,576
Investments	1,691,566	6,542,540	(791,652)	(3,483,250)	(3,676,757)	(1,001,753)	1,673,411
Net change in unrealized appreciation
(depreciation) on investments	(27,038,486)	14,024,259	(2,298,955)	23,970,340	2,023,338	7,383,021	8,911,616
Net realized and unrealized gain (loss)	(12,047,344)	20,566,799	4,008,373	20,487,090	322,002	6,943,679	12,689,603

Net increase (decrease) in net assets
from operations	$(11,415,731)	$22,589,957	$3,748,183	$20,933,178	$191,736	$6,832,056	$11,768,141

See notes to financial statements.

30

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Operations
Net investment income (loss)	$(262,325)	$(122,710)	$(56,419)	$(54,283)	$(202,089)	$(38,093)	$(124,671)	$(339,147)	$(513,940)	$(4,436)
Net realized gain (loss) on investments	(256,902)	(38,144)	(63,197)	(22,981)	(11,660)	(27,515)	(50,209)	(46,075)	(89,158)	(66,796)
Net change in unrealized appreciation
(depreciation) on investments	291,905	525,271	445,328	260,005	1,359,106	182,630	961,540	1,732,300	2,926,882	99,729
Net increase (decrease) in net assets
from operations	(227,322)	364,417	325,712	182,741	1,145,357	117,022	786,660	1,347,078	2,323,784	28,497

Contract transactions [1]
Purchase payments (Note 4)	1,380,702	2,850,315	617,620	328,421	1,502,215	354,111	1,152,034	4,785,470	4,972,245	41,896
Surrenders and terminations	(1,087,304)	(1,154,102)	(139,589)	(558,151)	(369,402)	(111,651)	(192,026)	(1,345,247)	(2,598,269)	(14,805)
Transfers between Investment Divisions	(1,699,717)	(453,890)	(62,239)	(742,304)	3,726,891	(358,518)	(662,033)	(1,639,199)	(3,842,928)	(237,106)
Contract owner charges (Note 3)	(6,360)	(5,241)	(1,109)	(1,303)	(11,574)	(492)	(4,178)	(14,653)	(37,723)	(54)
Net increase (decrease) in net assets from
contract transactions	(1,412,679)	1,237,082	414,683	(973,337)	4,848,130	(116,550)	293,797	1,786,371	(1,506,675)	(210,069)

Net increase (decrease) in net assets	(1,640,001)	1,601,499	740,395	(790,596)	5,993,487	472	1,080,457	3,133,449	817,109	(181,572)

Net assets beginning of period	25,072,467	10,739,462	5,301,233	5,593,817	17,411,809	3,609,428	11,982,384	30,299,882	47,720,471	622,026

Net assets end of period	$23,432,466	$12,340,961	$6,041,628	$4,803,221	$23,405,296	$3,609,900	$13,062,841	$33,433,331	$48,537,580	$440,454

[1] Contract unit transactions
Units Outstanding at December 31, 2015	2,446,008	1,026,052	403,542	588,732	1,581,862	388,972	981,951	2,611,860	4,112,335	74,231

Units Issued	369,906	357,844	97,280	52,862	554,015	51,496	181,644	477,872	542,368	15,555
Units Redeemed	(507,728)	(243,223)	(65,033)	(153,220)	(111,808)	(64,456)	(153,888)	(322,202)	(658,550)	(42,591)

Units Outstanding at December 31, 2016	2,308,186	1,140,673	435,789	488,374	2,024,069	376,012	1,009,707	2,767,530	3,996,153	47,195

See notes to financial statements.

31

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$22,477	$46,558	$67,243	$(58,872)	$(157,863)	$(18,480)	$60,299	$(19,500)	$292,577	$78,118
Net realized gain (loss) on investments	207,981	632,025	840,254	(15,203)	161,671	(188,999)	(72,169)	7,494	120,478	(9,209)
Net change in unrealized appreciation
(depreciation) on investments	159,288	212,228	262,342	75,382	1,277,415	333,782	69,353	564,030	(500,999)	31,838
Net increase (decrease) in net assets
from operations	389,746	890,811	1,169,839	1,307	1,281,223	126,303	57,483	552,024	(87,944)	100,747

Contract transactions [1]
Purchase payments (Note 4)	3,207,080	3,876,363	5,809,929	1,914,598	2,691,738	175,724	230,726	253,226	19,781,754	769,194
Surrenders and terminations	(465,732)	(378,610)	(509,141)	(212,157)	(392,610)	(56,757)	(141,443)	(126,524)	(2,049,408)	(49,903)
Transfers between Investment Divisions	2,399,197	601,264	(146,654)	(424,780)	32,578	310,835	(272,866)	97,849	15,668,258	55,708
Contract owner charges (Note 3)	(3,034)	(2,593)	(7,406)	(2,931)	(2,807)	(180)	(330)	(2,525)	(391,574)	(203)
Net increase (decrease) in net assets from
contract transactions	5,137,511	4,096,424	5,146,728	1,274,730	2,328,899	429,622	(183,913)	222,026	33,009,030	774,796

Net increase (decrease) in net assets	5,527,257	4,987,235	6,316,567	1,276,037	3,610,122	555,925	(126,430)	774,050	32,921,086	875,543

Net assets beginning of period	6,361,678	9,705,437	15,584,892	5,205,752	14,176,311	1,416,691	3,620,314	2,123,884	28,617,910	1,374,225

Net assets end of period	$11,888,935	$14,692,672	$21,901,459	$6,481,789	$17,786,433	$1,972,616	$3,493,884	$2,897,934	$61,538,996	$2,249,768

[1] Contract unit transactions
Units Outstanding at December 31, 2015	571,666	767,246	1,293,448	445,359	928,842	149,030	369,214	155,964	2,721,118	138,954

Units Issued	543,546	520,567	725,045	238,898	290,601	67,094	84,304	48,137	4,892,157	115,443
Units Redeemed	(91,307)	(207,685)	(302,458)	(126,619)	(139,774)	(24,841)	(103,133)	(34,554)	(1,798,375)	(38,841)

Units Outstanding at December 31, 2016	1,023,905	1,080,128	1,716,035	557,638	1,079,669	191,283	350,385	169,547	5,814,900	215,556

See notes to financial statements.

32

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund
Operations
Net investment income (loss)	$77,620	$181,907	$7,839	$8,246	$10,017	$(4,519)	$(50,079)	$3,198	$70,835	$(204,024)
Net realized gain (loss) on investments	(24,725)	413,760	110,316	(64,638)	(385)	(50,932)	(154,122)	33,087	(12,158)	515,413
Net change in unrealized appreciation
(depreciation) on investments	94,098	92,096	(342,571)	47,344	(35,874)	87,445	399,571	101,947	1,604	1,442,541
Net increase (decrease) in net assets
from operations	146,993	687,763	(224,416)	(9,048)	(26,242)	31,994	195,370	138,232	60,281	1,753,930

Contract transactions [1]
Purchase payments (Note 4)	554,027	774,995	608,356	41,915	69,258	59,744	231,450	1,590,517	60,811	15,737,301
Surrenders and terminations	(116,432)	(917,130)	(46,182)	(5,178)	(42,146)	(18,532)	(682,029)	(610,962)	(28,440)	(1,224,347)
Transfers between Investment Divisions	76,004	(1,633,610)	247,129	(796,181)	120,252	(16,318)	(815,821)	5,848,076	254,454	7,258,599
Contract owner charges (Note 3)	(233)	(3,163)	(583)	(239)	(533)	(692)	(3,146)	(35,262)	(222)	(12,666)
Net increase (decrease) in net assets from
contract transactions	513,366	(1,778,908)	808,720	(759,683)	146,831	24,202	(1,269,546)	6,792,369	286,603	21,758,887

Net increase (decrease) in net assets	660,359	(1,091,145)	584,304	(768,731)	120,589	56,196	(1,074,176)	6,930,601	346,884	23,512,817

Net assets beginning of period	2,756,329	11,650,678	3,035,813	768,731	736,098	434,460	9,103,915	4,736,600	514,221	15,980,153

Net assets end of period	$3,416,688	$10,559,533	$3,620,117	$—	$856,687	$490,656	$8,029,739	$11,667,201	$861,105	$39,492,970

[1] Contract unit transactions
Units Outstanding at December 31, 2015	215,653	993,959	261,624	88,959	73,103	76,245	931,825	441,420	54,762	1,329,919

Units Issued	88,021	108,609	136,915	7,266	44,773	47,640	129,810	816,333	43,931	2,179,446
Units Redeemed	(51,676)	(260,946)	(66,431)	(96,225)	(30,576)	(46,211)	(258,960)	(207,172)	(15,367)	(430,610)

Units Outstanding at December 31, 2016	251,998	841,622	332,108	—	87,300	77,674	802,675	1,050,581	83,326	3,078,755

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.

See notes to financial statements.

33

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A
Operations
Net investment income (loss)	$(4,055)	$(3,845)	$(9,985)	$(7,989)	$(234,769)	$(744,029)	$(1,325,814)	$(1,619,406)	$(1,174,629)	$(1,256,094)
Net realized gain (loss) on investments	644,313	5,131	90,836	4,994	(389,063)	(2,539)	510,587	524,533	(488,591)	(903,453)
Net change in unrealized appreciation
(depreciation) on investments	1,477,057	154,944	486,822	(2,031)	911,316	3,943,980	5,738,622	7,560,487	5,069,135	4,912,718
Net increase (decrease) in net assets
from operations	2,117,315	156,230	567,673	(5,026)	287,484	3,197,412	4,923,395	6,465,614	3,405,915	2,753,171

Contract transactions [1]
Purchase payments (Note 4)	838,427	389,320	567,133	345,309	341,680	4,509,780	7,750,728	12,351,259	4,894,963	1,893,460
Surrenders and terminations	(824,501)	(13,219)	(107,636)	(75,219)	(906,500)	(2,059,175)	(3,920,531)	(5,854,041)	(3,377,637)	(3,333,308)
Transfers between Investment Divisions	(253,151)	10,375	629,538	116,474	(1,504,537)	(2,666,910)	(315,574)	2,804,895	(3,114,024)	(9,482,701)
Contract owner charges (Note 3)	(7,717)	(173)	(3,624)	(387)	(179,457)	(659,512)	(1,129,316)	(1,385,661)	(968,888)	(1,035,103)
Net increase (decrease) in net assets from
contract transactions	(246,942)	386,303	1,085,411	386,177	(2,248,814)	(875,817)	2,385,307	7,916,452	(2,565,586)	(11,957,652)

Net increase (decrease) in net assets	1,870,373	542,533	1,653,084	381,151	(1,961,330)	2,321,595	7,308,702	14,382,066	840,329	(9,204,481)

Net assets beginning of period	12,552,153	861,264	1,398,394	779,268	17,691,195	48,060,489	84,073,110	99,288,919	76,881,590	84,507,579

Net assets end of period	$14,422,526	$1,403,797	$3,051,478	$1,160,419	$15,729,865	$50,382,084	$91,381,812	$113,670,985	$77,721,919	$75,303,098

[1] Contract unit transactions
Units Outstanding at December 31, 2015	806,880	78,828	446,993	72,269	1,049,427	4,280,844	6,739,814	8,227,761	4,804,026	5,175,158

Units Issued	104,540	52,903	593,487	86,770	117,515	612,811	1,107,206	1,998,542	502,225	196,992
Units Redeemed	(121,350)	(20,668)	(396,736)	(50,506)	(251,953)	(684,048)	(925,729)	(1,346,899)	(660,504)	(922,944)

Units Outstanding at December 31, 2016	790,070	111,063	643,744	108,533	914,989	4,209,607	6,921,291	8,879,404	4,645,747	4,449,206

See notes to financial statements.

34

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Mid Cap Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Operations
Net investment income (loss)	$(1,693,601)	$(3,689)	$(348)	$(1,004,429)	$(325,191)	$(25,872)	$(1,185,109)	$(2,514,742)	$(408,116)	$(434,386)
Net realized gain (loss) on investments	(1,103,225)	1,297	5,499	5,922,321	2,757,183	(14,490)	299,953	3,685,630	(207,347)	52,047
Net change in unrealized appreciation
(depreciation) on investments	5,399,613	8,197	1,725	(2,463,396)	5,909,415	112,845	5,186,429	23,122,135	707,506	443,126
Net increase (decrease) in net assets
from operations	2,602,787	5,805	6,876	2,454,496	8,341,407	72,483	4,301,273	24,293,023	92,043	60,787

Contract transactions [1]
Purchase payments (Note 4)	4,822,528	140,021	227,603	2,928,571	2,781,481	565,216	16,543,300	26,675,366	2,701,829	2,877,612
Surrenders and terminations	(5,073,271)	(10,209)	15	(2,879,610)	(1,898,941)	(53,328)	(2,745,189)	(5,321,715)	(1,365,163)	(1,061,048)
Transfers between Investment Divisions	(6,404,053)	42,403	130,802	(5,513,891)	(970,111)	(147,752)	8,243,131	21,619,041	368,975	(1,145,442)
Contract owner charges (Note 3)	(1,484,902)	(201)	(94)	(830,647)	(466,669)	(317)	(920,384)	(2,061,476)	(339,595)	(376,941)
Net increase (decrease) in net assets from
contract transactions	(8,139,698)	172,014	358,326	(6,295,577)	(554,240)	363,819	21,120,858	40,911,216	1,366,046	294,181

Net increase (decrease) in net assets	(5,536,911)	177,819	365,202	(3,841,081)	7,787,167	436,302	25,422,131	65,204,239	1,458,089	354,968

Net assets beginning of period	111,008,977	469,267	—	70,079,382	38,892,744	2,234,158	64,398,326	132,010,723	24,591,815	28,735,416

Net assets end of period	$105,472,066	$647,086	$365,202	$66,238,301	$46,679,911	$2,670,460	$89,820,457	$197,214,962	$26,049,904	$29,090,384

[1] Contract unit transactions
Units Outstanding at December 31, 2015	6,794,394	49,365	—	1,948,088	2,368,921	225,161	5,453,918	8,426,541	2,479,193	2,277,120

Units Issued	870,803	29,401	46,678	270,208	444,478	78,420	2,736,759	4,005,948	617,931	489,901
Units Redeemed	(1,366,864)	(11,087)	(12,326)	(456,416)	(486,098)	(41,891)	(999,477)	(1,631,985)	(493,188)	(468,094)

Units Outstanding at December 31, 2016	6,298,333	67,679	34,352	1,761,880	2,327,301	261,690	7,191,200	10,800,504	2,603,936	2,298,927

(a) Commencement of operations September 19, 2016.

See notes to financial statements.

35

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Operations
Net investment income (loss)	$(2,782,751)	$(795,421)	$(842,793)	$(626,015)	$453,629	$(1,854,726)	$(1,413,224)	$(343,934)	$(17,090)	$699,031
Net realized gain (loss) on investments	2,906,844	196,103	(278,788)	(914,948)	(387,318)	3,146,359	2,801,214	(2,201,745)	59,351	(2,087,762)
Net change in unrealized appreciation
(depreciation) on investments	18,482,229	3,888,279	2,000,153	2,793,534	(1,549,634)	3,089,941	(401,671)	13,293,017	(30,738)	7,118,674
Net increase (decrease) in net assets
from operations	18,606,322	3,288,961	878,572	1,252,571	(1,483,323)	4,381,574	986,319	10,747,338	11,523	5,729,943

Contract transactions [1]
Purchase payments (Note 4)	37,752,666	11,780,063	8,010,327	4,308,935	2,079,272	19,822,764	9,578,048	3,522,233	180,969	5,764,844
Surrenders and terminations	(6,203,474)	(1,203,960)	(2,039,687)	(1,376,138)	(757,273)	(5,736,008)	(4,227,119)	(2,481,005)	(31,039)	(1,698,754)
Transfers between Investment Divisions	4,443,528	3,807,970	1,983,790	1,455,156	(127,673)	(11,371,652)	39,228,510	3,728,808	(315,834)	4,453,889
Contract owner charges (Note 3)	(2,237,485)	(650,928)	(665,996)	(522,403)	(18,483)	(1,956,630)	(1,145,509)	(591,470)	(201)	(660,208)
Net increase (decrease) in net assets from
contract transactions	33,755,235	13,733,145	7,288,434	3,865,550	1,175,843	758,474	43,433,930	4,178,566	(166,105)	7,859,771

Net increase (decrease) in net assets	52,361,557	17,022,106	8,167,006	5,118,121	(307,480)	5,140,048	44,420,249	14,925,904	(154,582)	13,589,714

Net assets beginning of period	169,248,318	43,553,425	53,202,035	37,689,730	13,833,058	170,802,051	63,322,988	42,216,454	1,854,697	52,588,939

Net assets end of period	$221,609,875	$60,575,531	$61,369,041	$42,807,851	$13,525,578	$175,942,099	$107,743,237	$57,142,358	$1,700,115	$66,178,653

[1] Contract unit transactions
Units Outstanding at December 31, 2015	10,413,407	3,497,030	4,759,785	3,676,911	1,215,466	14,720,866	1,571,657	6,049,919	179,864	4,197,358

Units Issued	3,591,492	1,842,188	1,629,029	1,130,445	477,086	2,702,120	1,720,557	1,905,035	125,752	1,447,574
Units Redeemed	(1,559,816)	(747,458)	(989,870)	(768,814)	(379,976)	(2,639,450)	(637,134)	(1,390,270)	(142,299)	(883,915)

Units Outstanding at December 31, 2016	12,445,083	4,591,760	5,398,944	4,038,542	1,312,576	14,783,536	2,655,080	6,564,684	163,317	4,761,017

See notes to financial statements.

36

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (b)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A
Operations
Net investment income (loss)	$(326,527)	$53,612	$(106,257)	$(13,490)	$(187,300)	$(946)	$5,304	$115,899	$(399,446)	$(1,259,131)
Net realized gain (loss) on investments	1,531,197	3,416,601	(1,176,747)	5,875	1,597,863	184	17,551	(2,212,737)	(2,874,241)	1,504,523
Net change in unrealized appreciation
(depreciation) on investments	(376,796)	(2,781,524)	741,752	82,106	4,119,246	(619)	217,194	2,400,185	4,758,025	8,658,954
Net increase (decrease) in net assets
from operations	827,874	688,689	(541,252)	74,491	5,529,809	(1,381)	240,049	303,347	1,484,338	8,904,346

Contract transactions [1]
Purchase payments (Note 4)	1,470,906	376,871	2,627,526	628,769	5,707,778	172,325	1,377,496	224,071	2,881,224	2,734,031
Surrenders and terminations	(1,379,807)	(242,058)	(1,496,470)	(22,602)	(2,030,802)	(422)	(7,043)	(245,401)	(4,093,835)	(5,471,616)
Transfers between Investment Divisions	(874,582)	(16,705,826)	(922,366)	2,372,457	3,568,678	135,031	1,406,803	(11,004,096)	(12,282,666)	(5,223,869)
Contract owner charges (Note 3)	(232,531)	(58,135)	(396,427)	(8,321)	(453,913)	—	(82)	(42,374)	(1,121,241)	(1,006,078)
Net increase (decrease) in net assets from
contract transactions	(1,016,014)	(16,629,148)	(187,737)	2,970,303	6,791,741	306,934	2,777,174	(11,067,800)	(14,616,518)	(8,967,532)

Net increase (decrease) in net assets	(188,140)	(15,940,459)	(728,989)	3,044,794	12,321,550	305,553	3,017,223	(10,764,453)	(13,132,180)	(63,186)

Net assets beginning of period	21,514,549	15,940,459	34,217,641	—	38,575,740	—	590,287	10,764,453	98,689,540	85,001,487

Net assets end of period	$21,326,409	$—	$33,488,652	$3,044,794	$50,897,290	$305,553	$3,607,510	$—	$85,557,360	$84,938,301

[1] Contract unit transactions
Units Outstanding at December 31, 2015	1,623,562	484,927	2,679,218	—	1,522,576	—	53,853	1,538,620	8,127,866	7,726,173

Units Issued	261,887	52,826	535,316	322,365	653,766	38,432	296,811	66,840	1,086,289	520,762
Units Redeemed	(342,754)	(537,753)	(560,078)	(30,900)	(393,892)	(9,104)	(71,039)	(1,605,460)	(2,314,710)	(1,339,544)

Units Outstanding at December 31, 2016	1,542,695	—	2,654,456	291,465	1,782,450	29,328	279,625	—	6,899,445	6,907,391

(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisitions can be found on page 65 of the Notes to Financial Statements.

See notes to financial statements.

37

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A
Operations
Net investment income (loss)	$151,734	$(559,747)	$4,692,150	$4,723	$413,432	$605,117	$(140,145)	$(1,013,580)	$(441,521)	$169
Net realized gain (loss) on investments	1,476,330	(1,650,067)	(1,096,232)	89,903	3,365,486	(287,497)	(501,796)	(3,397,162)	2,553,110	(13,818)
Net change in unrealized appreciation
(depreciation) on investments	821,755	3,052,958	13,606,477	(1,001,831)	2,028,475	(95,066)	1,372,515	11,558,358	26,287	107,600
Net increase (decrease) in net assets
from operations	2,449,819	843,144	17,202,395	(907,205)	5,807,393	222,554	730,574	7,147,616	2,137,876	93,951

Contract transactions [1]
Purchase payments (Note 4)	2,050,350	3,466,707	11,125,051	3,530,848	2,314,884	5,537,177	188,565	5,086,241	2,154,683	88,902
Surrenders and terminations	(1,751,280)	(2,047,855)	(8,336,674)	(1,210,612)	(2,451,141)	(3,635,603)	(518,834)	(3,034,915)	(1,500,361)	(3,821)
Transfers between Investment Divisions	(1,104,045)	(3,352,881)	(3,704,784)	(1,245,136)	(696,444)	618,651	(563,599)	(332,986)	(7,189,489)	106,929
Contract owner charges (Note 3)	(365,872)	(356,838)	(1,617,210)	(363,004)	(566,505)	(722,693)	(107,274)	(839,723)	(451,495)	(47)
Net increase (decrease) in net assets from
contract transactions	(1,170,847)	(2,290,867)	(2,533,617)	712,096	(1,399,206)	1,797,532	(1,001,142)	878,617	(6,986,662)	191,963

Net increase (decrease) in net assets	1,278,972	(1,447,723)	14,668,778	(195,109)	4,408,187	2,020,086	(270,568)	8,026,233	(4,848,786)	285,914

Net assets beginning of period	28,794,910	42,800,015	141,626,365	31,890,312	43,429,825	60,731,682	9,817,111	65,900,270	37,637,011	883,304

Net assets end of period	$30,073,882	$41,352,292	$156,295,143	$31,695,203	$47,838,012	$62,751,768	$9,546,543	$73,926,503	$32,788,225	$1,169,218

[1] Contract unit transactions
Units Outstanding at December 31, 2015	2,893,589	3,870,743	11,092,515	3,175,754	3,826,464	2,456,243	896,423	3,607,706	2,936,259	100,360

Units Issued	566,501	798,981	1,796,934	974,305	548,715	703,386	94,904	965,175	646,847	39,011
Units Redeemed	(691,520)	(1,018,038)	(2,011,875)	(914,844)	(679,086)	(647,758)	(182,833)	(960,355)	(1,180,868)	(19,990)

Units Outstanding at December 31, 2016	2,768,570	3,651,686	10,877,574	3,235,215	3,696,093	2,511,871	808,494	3,612,526	2,402,238	119,381

See notes to financial statements.

38

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A
Operations
Net investment income (loss)	$(170,771)	$426,067	$193,110	$(221,173)	$(292,837)	$(1,170,496)	$(981,590)	$156,447	$214,856	$(609,144)
Net realized gain (loss) on investments	583,389	1,468,005	1,211,572	(4,448,574)	1,123,147	2,105,014	4,025,433	(52,273)	(1,257,389)	1,463,639
Net change in unrealized appreciation
(depreciation) on investments	(1,886,686)	(1,624,106)	(2,934,087)	2,123,023	2,668,379	7,123,225	(3,763,701)	(353,643)	5,458,851	3,202,511
Net increase (decrease) in net assets
from operations	(1,474,068)	269,966	(1,529,405)	(2,546,724)	3,498,689	8,057,743	(719,858)	(249,469)	4,416,318	4,057,006

Contract transactions [1]
Purchase payments (Note 4)	1,713,669	7,970,333	7,903,646	1,454,292	2,334,459	9,396,142	7,111,972	14,569,229	687,733	1,406,965
Surrenders and terminations	(1,630,173)	(3,213,377)	(2,048,019)	(601,006)	(1,171,875)	(3,074,146)	(3,018,735)	(5,112,126)	(1,412,815)	(2,439,415)
Transfers between Investment Divisions	7,368,129	2,115,246	4,567,404	(48,113,138)	(250,225)	521,120	(8,167,118)	255,526	(758,481)	587,934
Contract owner charges (Note 3)	(428,152)	(865,006)	(606,080)	(180,373)	(304,478)	(900,043)	(680,682)	(630,808)	(293,778)	(493,583)
Net increase (decrease) in net assets from
contract transactions	7,023,473	6,007,196	9,816,951	(47,440,225)	607,881	5,943,073	(4,754,563)	9,081,821	(1,777,341)	(938,099)

Net increase (decrease) in net assets	5,549,405	6,277,162	8,287,546	(49,986,949)	4,106,570	14,000,816	(5,474,421)	8,832,352	2,638,977	3,118,907

Net assets beginning of period	28,450,266	72,202,743	49,732,034	49,986,949	24,975,776	77,052,024	73,188,957	48,574,758	25,690,202	39,426,431

Net assets end of period	$33,999,671	$78,479,905	$58,019,580	$—	$29,082,346	$91,052,840	$67,714,536	$57,407,110	$28,329,179	$42,545,338

[1] Contract unit transactions
Units Outstanding at December 31, 2015	3,886,776	4,443,953	2,573,952	2,624,089	1,037,576	3,131,006	1,850,261	2,424,389	2,548,804	3,199,402

Units Issued	2,350,138	1,315,173	1,038,360	223,077	222,464	949,843	475,290	2,477,403	336,772	729,418
Units Redeemed	(1,361,546)	(983,703)	(536,600)	(2,847,166)	(199,840)	(726,013)	(610,886)	(2,089,194)	(504,767)	(802,183)

Units Outstanding at December 31, 2016	4,875,368	4,775,423	3,075,712	—	1,060,200	3,354,836	1,714,665	2,812,598	2,380,809	3,126,637

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.

See notes to financial statements.

39

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Operations
Net investment income (loss)	$(354,699)	$158,691	$481,063	$(1,146,777)	$(907,975)	$88,374	$(1,660,318)	$(4,547,511)	$(969,568)	$37,467
Net realized gain (loss) on investments	(57,290)	(1,246,929)	(1,981,120)	1,152,606	(1,162,443)	254,540	1,125,670	8,464,934	277,534	219,566
Net change in unrealized appreciation
(depreciation) on investments	366,681	3,466,445	302,206	7,270,613	1,743,037	860,559	22,498,087	28,018,264	23,136,678	262,042
Net increase (decrease) in net assets
from operations	(45,308)	2,378,207	(1,197,851)	7,276,442	(327,381)	1,203,473	21,963,439	31,935,687	22,444,644	519,075

Contract transactions [1]
Purchase payments (Note 4)	11,750,816	5,444,206	2,813,545	3,790,968	7,840,243	1,848,081	18,164,742	47,417,670	11,639,695	1,133,571
Surrenders and terminations	(3,489,588)	(1,129,159)	(1,030,794)	(2,874,118)	(3,715,547)	(742,631)	(5,050,610)	(13,677,172)	(4,721,185)	(244,130)
Transfers between Investment Divisions	2,099,525	7,953,626	(5,949,798)	3,124,383	2,342,702	(2,834,773)	15,658,687	27,106,309	6,722,572	40,601
Contract owner charges (Note 3)	(505,268)	(472,174)	(321,148)	(871,815)	(802,854)	(187,798)	(1,355,945)	(3,746,234)	(1,003,498)	(2,866)
Net increase (decrease) in net assets from
contract transactions	9,855,485	11,796,499	(4,488,195)	3,169,418	5,664,544	(1,917,121)	27,416,874	57,100,573	12,637,584	927,176

Net increase (decrease) in net assets	9,810,177	14,174,706	(5,686,046)	10,445,860	5,337,163	(713,648)	49,380,313	89,036,260	35,082,228	1,446,251

Net assets beginning of period	48,479,388	30,412,177	31,682,759	71,785,206	73,404,755	16,986,964	112,335,304	306,396,708	88,287,528	3,030,984

Net assets end of period	$58,289,565	$44,586,883	$25,996,713	$82,231,066	$78,741,918	$16,273,316	$161,715,617	$395,432,968	$123,369,756	$4,477,235

[1] Contract unit transactions
Units Outstanding at December 31, 2015	3,477,512	3,889,159	2,279,106	5,653,944	4,422,174	1,046,174	4,453,650	17,303,989	4,112,438	272,053

Units Issued	1,516,958	2,463,213	622,089	1,175,743	1,365,335	300,766	1,885,435	6,972,567	1,372,532	233,544
Units Redeemed	(868,895)	(1,099,305)	(972,799)	(961,702)	(1,026,016)	(420,338)	(934,421)	(3,948,993)	(860,259)	(157,938)

Units Outstanding at December 31, 2016	4,125,575	5,253,067	1,928,396	5,867,985	4,761,493	926,602	5,404,664	20,327,563	4,624,711	347,659
See notes to financial statements.

40

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Operations
Net investment income (loss)	$(202,018)	$(13,940)	$(86,767)	$(155,916)	$549,978	$(5,452)	$(803,151)	$3,335,621	$(2,520,670)	$2,394,582
Net realized gain (loss) on investments	(96,565)	(7,352)	(54,875)	(460,032)	(46,952)	445	2,809,175	(2,599,504)	(1,496,243)	(693,454)
Net change in unrealized appreciation
(depreciation) on investments	818,964	46,117	314,795	(335,624)	730,963	(4,525)	(3,129,779)	1,983,990	6,636,328	4,140,679
Net increase (decrease) in net assets
from operations	520,381	24,825	173,153	(951,572)	1,233,989	(9,532)	(1,123,755)	2,720,107	2,619,415	5,841,807

Contract transactions [1]
Purchase payments (Note 4)	1,352,230	316,008	975,842	2,105,840	4,023,065	245,830	4,825,476	4,350,671	21,364,709	9,154,565
Surrenders and terminations	(961,575)	(53,653)	(331,101)	(302,260)	(1,728,885)	(9,616)	(4,214,132)	(4,378,814)	(15,367,680)	(4,015,313)
Transfers between Investment Divisions	(1,126,161)	(122,758)	(577,718)	(2,662,151)	1,200,615	62,455	11,929,921	(1,479,348)	(7,910,269)	3,660,967
Contract owner charges (Note 3)	(4,225)	(373)	(5,248)	(131,530)	(404,356)	(31)	(1,048,526)	(862,288)	(2,550,877)	(703,089)
Net increase (decrease) in net assets from
contract transactions	(739,731)	139,224	61,775	(990,101)	3,090,439	298,638	11,492,739	(2,369,779)	(4,464,117)	8,097,130

Net increase (decrease) in net assets	(219,350)	164,049	234,928	(1,941,673)	4,324,428	289,106	10,368,984	350,328	(1,844,702)	13,938,937

Net assets beginning of period	19,204,010	1,230,982	7,804,193	10,795,902	33,381,709	343,244	83,341,353	75,850,423	224,765,707	76,164,446

Net assets end of period	$18,984,660	$1,395,031	$8,039,121	$8,854,229	$37,706,137	$632,350	$93,710,337	$76,200,751	$222,921,005	$90,103,383

[1] Contract unit transactions
Units Outstanding at December 31, 2015	1,907,201	127,212	796,060	909,129	3,237,202	40,715	4,415,328	5,852,518	11,614,468	7,290,143

Units Issued	223,564	41,828	127,917	315,712	1,192,169	40,823	1,914,668	1,086,553	2,200,913	2,321,787
Units Redeemed	(298,756)	(27,221)	(120,339)	(403,289)	(923,977)	(5,383)	(1,314,534)	(1,283,075)	(2,498,914)	(1,623,973)

Units Outstanding at December 31, 2016	1,832,009	141,819	803,638	821,552	3,505,394	76,155	5,015,462	5,655,996	11,316,467	7,987,957

See notes to financial statements.

41

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A
Operations
Net investment income (loss)	$(1,277,475)	$(196,251)	$(520,179)	$315,497	$48,543	$731,664	$(6,430,175)	$(306,894)	$2,551,645	$48,807
Net realized gain (loss) on investments	(2,550,429)	1,642,982	366,261	76,784	238,013	1,755,501	285,783	4,581,374	13,866,780	(36,170)
Net change in unrealized appreciation
(depreciation) on investments	17,947,603	4,465,942	9,677,661	(226,778)	1,480,669	(952,761)	42,181,635	(1,791,853)	17,923,759	104,751
Net increase (decrease) in net assets
from operations	14,119,699	5,912,673	9,523,743	165,503	1,767,225	1,534,404	36,037,243	2,482,627	34,342,184	117,388

Contract transactions [1]
Purchase payments (Note 4)	8,849,912	4,114,781	5,895,186	7,077,178	1,113,493	1,132,745	65,459,942	7,591,846	30,677,119	264,142
Surrenders and terminations	(6,168,644)	(1,025,130)	(1,321,035)	(376,626)	(543,880)	(1,023,066)	(17,255,138)	(2,403,895)	(14,712,681)	(46,418)
Transfers between Investment Divisions	6,465,448	7,530,429	10,025,346	7,928,354	1,141,825	(2,770,596)	(8,671,239)	(1,979,813)	71,964,647	(179,085)
Contract owner charges (Note 3)	(970,566)	(276,191)	(456,834)	(91,869)	(102,880)	(155,753)	(4,960,690)	(743,610)	(2,971,538)	(542)
Net increase (decrease) in net assets from
contract transactions	8,176,150	10,343,889	14,142,663	14,537,037	1,608,558	(2,816,670)	34,572,875	2,464,528	84,957,547	38,097

Net increase (decrease) in net assets	22,295,849	16,256,562	23,666,406	14,702,540	3,375,783	(1,282,266)	70,610,118	4,947,155	119,299,731	155,485

Net assets beginning of period	88,964,977	18,513,633	27,058,898	4,717,236	8,505,461	25,382,520	409,477,965	63,578,540	188,179,469	1,737,991

Net assets end of period	$111,260,826	$34,770,195	$50,725,304	$19,419,776	$11,881,244	$24,100,254	$480,088,083	$68,525,695	$307,479,200	$1,893,476

[1] Contract unit transactions
Units Outstanding at December 31, 2015	5,028,852	1,229,809	1,825,216	306,072	363,050	1,743,376	21,910,109	3,071,895	10,616,582	190,319

Units Issued	1,776,773	961,898	1,379,830	1,321,089	129,541	211,640	6,474,995	1,224,359	6,693,620	82,820
Units Redeemed	(1,348,411)	(353,008)	(545,927)	(434,694)	(79,835)	(407,890)	(4,790,385)	(1,120,202)	(2,383,745)	(79,627)

Units Outstanding at December 31, 2016	5,457,214	1,838,699	2,659,119	1,192,467	412,756	1,547,126	23,594,719	3,176,052	14,926,457	193,512

(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to financial statements.

42

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A
Operations
Net investment income (loss)	$658,577	$(2,038,063)	$(2,190,612)	$(5,210,711)	$(4,335,414)	$(6,691,313)	$22,036	$151,312	$(11,031)	$(3,892,280)
Net realized gain (loss) on investments	(4,235,577)	3,058,241	1,714,360	8,484,786	4,134,475	8,601,816	(134,767)	(965,689)	17,292	6,479,006
Net change in unrealized appreciation
(depreciation) on investments	5,584,939	4,396,072	5,162,401	11,192,436	11,277,694	15,276,844	2,510,883	4,257,175	124,558	(1,413,502)
Net increase (decrease) in net assets
from operations	2,007,939	5,416,250	4,686,149	14,466,511	11,076,755	17,187,347	2,398,152	3,442,798	130,819	1,173,224

Contract transactions [1]
Purchase payments (Note 4)	5,333,962	7,864,607	5,658,727	24,313,392	20,822,690	27,343,937	4,213,842	3,577,388	847,301	35,785,826
Surrenders and terminations	(2,010,708)	(7,033,572)	(13,512,646)	(18,092,646)	(15,534,254)	(23,429,743)	(309,884)	(1,274,565)	(157,161)	(14,296,448)
Transfers between Investment Divisions	(7,681,416)	(9,652,521)	(1,997,085)	(8,955,755)	(7,142,759)	(13,118,291)	1,375,115	4,812,405	(4,467)	(10,667,003)
Contract owner charges (Note 3)	(665,579)	(1,634,247)	(1,692,211)	(4,196,801)	(3,459,268)	(5,398,836)	(135,195)	(399,154)	(1,653)	(2,863,155)
Net increase (decrease) in net assets from
contract transactions	(5,023,741)	(10,455,733)	(11,543,215)	(6,931,810)	(5,313,591)	(14,602,933)	5,143,878	6,716,074	684,020	7,959,220

Net increase (decrease) in net assets	(3,015,802)	(5,039,483)	(6,857,066)	7,534,701	5,763,164	2,584,414	7,542,030	10,158,872	814,839	9,132,444

Net assets beginning of period	59,765,284	135,511,885	142,096,615	339,937,172	280,866,529	443,578,374	11,122,098	30,621,414	3,732,815	259,476,449

Net assets end of period	$56,749,482	$130,472,402	$135,239,549	$347,471,873	$286,629,693	$446,162,788	$18,664,128	$40,780,286	4,547,654	$268,608,893

[1] Contract unit transactions
Units Outstanding at December 31, 2015	3,188,724	6,881,873	10,875,429	17,079,069	19,230,242	23,737,460	1,116,827	1,815,561	396,872	4,906,708

Units Issued	882,277	1,299,272	1,470,285	2,488,356	2,578,049	3,083,064	822,558	889,393	169,184	1,681,446
Units Redeemed	(1,157,691)	(1,882,776)	(2,341,248)	(2,864,046)	(2,960,923)	(3,880,952)	(327,418)	(530,265)	(98,805)	(1,547,372)

Units Outstanding at December 31, 2016	2,913,310	6,298,369	10,004,466	16,703,379	18,847,368	22,939,572	1,611,967	2,174,689	467,251	5,040,782

See notes to financial statements.

43

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Operations
Net investment income (loss)	$(3,077,944)	$(105,528)	$375,980	$(1,045)	$(132,929)	$(1,171,148)	$(214,890)	$155,508	$(457,986)	$57,000
Net realized gain (loss) on investments	5,104,959	(159,214)	9,101,814	352	9,872,495	1,462	548,710	1,084,034	1,641,102	2,586,603
Net change in unrealized appreciation
(depreciation) on investments	6,832,032	206,254	807,423	3,183	14,356,814	—	4,901,830	1,189,265	787,015	9,647,104
Net increase (decrease) in net assets
from operations	8,859,047	(58,488)	10,285,217	2,490	24,096,380	(1,169,686)	5,235,650	2,428,807	1,970,131	12,290,707

Contract transactions [1]
Purchase payments (Note 4)	22,683,481	10,148,845	16,643,886	41,568	56,469,683	55,916,355	3,515,479	618,672	9,556,815	7,044,566
Surrenders and terminations	(12,092,560)	(3,779,638)	(7,968,439)	(3,965)	(12,170,825)	(21,949,462)	(2,747,933)	(769,781)	(2,457,370)	(2,615,576)
Transfers between Investment Divisions	(10,110,253)	(1,645,974)	2,096,948	81,935	24,581,628	(25,853,323)	(317,746)	301,077	(13,789,441)	12,674,734
Contract owner charges (Note 3)	(2,481,542)	(625,266)	(1,158,837)	(29)	(2,778,553)	(846,256)	(521,854)	(162,710)	(614,157)	(662,166)
Net increase (decrease) in net assets from
contract transactions	(2,000,874)	4,097,967	9,613,558	119,509	66,101,933	7,267,314	(72,054)	(12,742)	(7,304,153)	16,441,558

Net increase (decrease) in net assets	6,858,173	4,039,479	19,898,775	121,999	90,198,313	6,097,628	5,163,596	2,416,065	(5,334,022)	28,732,265

Net assets beginning of period	199,715,670	58,280,176	103,768,516	33,498	228,922,894	70,791,043	44,306,037	11,240,043	60,046,937	52,079,564

Net assets end of period	$206,573,843	$62,319,655	$123,667,291	$155,497	$319,121,207	$76,888,671	$49,469,633	$13,656,108	$54,712,915	$80,811,829

[1] Contract unit transactions
Units Outstanding at December 31, 2015	2,484,797	5,700,368	4,353,923	3,555	5,903,949	5,888,262	1,505,230	1,446,597	2,621,897	4,501,871

Units Issued	594,150	2,730,322	1,361,831	18,301	2,589,095	10,933,168	247,344	339,509	828,047	2,766,285
Units Redeemed	(628,518)	(2,349,029)	(973,903)	(5,609)	(1,020,403)	(10,342,772)	(250,924)	(364,887)	(1,183,586)	(1,584,045)

Units Outstanding at December 31, 2016	2,450,429	6,081,661	4,741,851	16,247	7,472,641	6,478,658	1,501,650	1,421,219	2,266,358	5,684,111

See notes to financial statements.

44

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$631,613	$2,023,158	$(260,190)	$446,088	$(130,266)	$(111,623)	$(921,462)
Net realized gain (loss) on investments	14,991,142	6,542,540	6,307,328	(3,483,250)	(1,701,336)	(439,342)	3,777,987
Net change in unrealized appreciation
(depreciation) on investments	(27,038,486)	14,024,259	(2,298,955)	23,970,340	2,023,338	7,383,021	8,911,616
Net increase (decrease) in net assets
from operations	(11,415,731)	22,589,957	3,748,183	20,933,178	191,736	6,832,056	11,768,141

Contract transactions [1]
Purchase payments (Note 4)	21,123,511	5,790,024	8,487,898	11,783,575	1,336,872	4,093,226	13,410,635
Surrenders and terminations	(8,545,435)	(20,738,756)	(2,607,386)	(3,448,616)	(2,542,136)	(1,044,570)	(5,703,703)
Transfers between Investment Divisions	(17,780,526)	(13,489,337)	3,560,858	9,255,149	(1,501,770)	14,081,096	184,975
Contract owner charges (Note 3)	(2,261,512)	(2,074,729)	(596,561)	(1,111,120)	(267,998)	(250,615)	(1,306,845)
Net increase (decrease) in net assets from
contract transactions	(7,463,962)	(30,512,798)	8,844,809	16,478,988	(2,975,032)	16,879,137	6,585,062

Net increase (decrease) in net assets	(18,879,693)	(7,922,841)	12,592,992	37,412,166	(2,783,296)	23,711,193	18,353,203

Net assets beginning of period	210,768,138	239,192,074	50,365,696	73,657,215	29,558,413	15,745,548	105,648,234

Net assets end of period	$191,888,445	$231,269,233	$62,958,688	$111,069,381	$26,775,117	$39,456,741	$124,001,437

[1] Contract unit transactions
Units Outstanding at December 31, 2015	7,892,964	14,272,141	2,332,872	2,726,360	2,098,357	1,042,215	9,382,054

Units Issued	1,841,712	959,257	1,536,067	1,234,825	320,171	1,204,952	3,418,854
Units Redeemed	(2,181,359)	(2,752,728)	(1,128,995)	(695,164)	(544,968)	(278,832)	(2,953,039)

Units Outstanding at December 31, 2016	7,553,317	12,478,670	2,739,944	3,266,021	1,873,560	1,968,335	9,847,869

See notes to financial statements.

45

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Operations
Net investment income (loss)	$18,654	$51,006	$642	$4,403	$5,546	$77,800	$23,394	$75,957	$108,096	$17,260
Net realized gain (loss) on investments	64,083	56,406	(10,605)	3,236	(13,680)	399,793	5,787	559,877	1,101,607	636,503
Net change in unrealized appreciation
(depreciation) on investments	(14,601)	11,806	11,009	16,070	28,192	(261,167)	5,350	(326,444)	(484,109)	(392,618)
Net increase (decrease) in net assets
from operations	68,136	119,218	1,046	23,709	20,058	216,426	34,531	309,390	725,594	261,145

Contract transactions [1]
Purchase payments (Note 4)	252,974	105,167	34,233	194,214	11,905	66,370	104,843	601,969	152,048	772,853
Surrenders and terminations	(24,196)	(39,093)	(1,067)	(3)	(3,812)	(121,657)	(114,025)	(349,848)	(92,008)	(294,188)
Transfers between Investment Divisions	(2,433,792)	(4,048,633)	(297,858)	(565,295)	(763,461)	(6,021,889)	(2,088,202)	(7,023,041)	(14,175,219)	(10,212,063)
Contract owner charges (Note 3)	(1,084)	(318)	(36)	(10)	(220)	(466)	(34)	(469)	(817)	(1,374)
Net increase (decrease) in net assets from
contract transactions	(2,206,098)	(3,982,877)	(264,728)	(371,094)	(755,588)	(6,077,642)	(2,097,418)	(6,771,389)	(14,115,996)	(9,734,772)

Net increase (decrease) in net assets	(2,137,962)	(3,863,659)	(263,682)	(347,385)	(735,530)	(5,861,216)	(2,062,887)	(6,461,999)	(13,390,402)	(9,473,627)

Net assets beginning of period	2,137,962	3,863,659	263,682	347,385	735,530	5,861,216	2,062,887	6,461,999	13,390,402	9,473,627

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	214,616	377,864	27,954	35,843	77,296	519,527	211,864	541,673	1,136,336	900,750

Units Issued	31,906	14,200	4,521	35,759	3,859	9,372	19,559	61,295	14,069	106,567
Units Redeemed	(246,522)	(392,064)	(32,475)	(71,602)	(81,155)	(528,899)	(231,423)	(602,968)	(1,150,405)	(1,007,317)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	—

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.

See notes to financial statements.

46

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Operations
Net investment income (loss)	$(10,214)	$162,962	$(514)	$(328)	$(1,440)	$1,795	$(15,629)	$(1,015)	$33,213	$25,533
Net realized gain (loss) on investments	(58,681)	264,656	(36,061)	16,763	(31,614)	1,958	(18,554)	(55,768)	(60,865)	442,662
Net change in unrealized appreciation
(depreciation) on investments	167,411	(313,136)	30,168	18,266	20,669	20,440	24,257	84,085	40,185	(1,437,545)
Net increase (decrease) in net assets
from operations	98,516	114,482	(6,407)	34,701	(12,385)	24,193	(9,926)	27,302	12,533	(969,350)

Contract transactions [1]
Purchase payments (Note 4)	67,132	181,656	22,061	16,150	109,046	50,631	102,231	34,977	36,931	2,809,496
Surrenders and terminations	(14,368)	(112,610)	(8,259)	(1,180)	(7,043)	(8,485)	(53,427)	(1,282)	(6,275)	(637,002)
Transfers between Investment Divisions	(3,222,923)	(7,837,006)	(164,435)	(295,516)	(503,774)	(448,955)	(4,860,633)	(377,685)	(1,115,640)	4,490,856
Contract owner charges (Note 3)	(345)	(542)	(2)	(2)	(17)	(120)	(322)	(14)	(25)	(7,638)
Net increase (decrease) in net assets from
contract transactions	(3,170,504)	(7,768,502)	(150,635)	(280,548)	(401,788)	(406,929)	(4,812,151)	(344,004)	(1,085,009)	6,655,712

Net increase (decrease) in net assets	(3,071,988)	(7,654,020)	(157,042)	(245,847)	(414,173)	(382,736)	(4,822,077)	(316,702)	(1,072,476)	5,686,362

Net assets beginning of period	3,071,988	7,654,020	157,042	245,847	414,173	382,736	4,822,077	316,702	1,072,476	19,386,105

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$25,072,467

[1] Contract unit transactions
Units Outstanding at December 31, 2014	340,613	693,625	22,702	26,618	45,004	41,419	495,304	42,563	114,640	1,839,948

Units Issued	9,688	37,122	6,778	5,413	17,753	8,895	21,031	8,285	8,193	1,060,887
Units Redeemed	(350,301)	(730,747)	(29,480)	(32,031)	(62,757)	(50,314)	(516,335)	(50,848)	(122,833)	(454,827)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	2,446,008

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.

See notes to financial statements.

47

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Operations
Net investment income (loss)	$16,917	$67,292	$28,576	$9,061	$87,987	$(5,428)	$32,440	$166,009	$113,801	$(1,281)
Net realized gain (loss) on investments	117,820	516,475	(415,787)	(23,414)	415,948	27,850	370,910	698,842	874,713	8,196
Net change in unrealized appreciation
(depreciation) on investments	(415,725)	(703,934)	(307,372)	(191,677)	(860,710)	(223,641)	(1,090,098)	(1,665,939)	(2,839,968)	(96,570)
Net increase (decrease) in net assets
from operations	(280,988)	(120,167)	(694,583)	(206,030)	(356,775)	(201,219)	(686,748)	(801,088)	(1,851,454)	(89,655)

Contract transactions [1]
Purchase payments (Note 4)	3,587,732	719,580	1,157,141	931,763	5,650,682	807,592	816,793	7,741,386	11,411,546	460,783
Surrenders and terminations	(524,705)	(108,110)	(208,964)	(487,067)	(341,569)	(171,429)	(255,242)	(1,312,766)	(1,569,768)	(16,821)
Transfers between Investment Divisions	194,546	(296,989)	(8,283,632)	1,428,644	2,253,304	(493,365)	6,145,831	1,026,220	12,321,847	(101,461)
Contract owner charges (Note 3)	(5,232)	(2,757)	(524)	(1,301)	(10,842)	(2,089)	(5,422)	(17,101)	(20,938)	(437)
Net increase (decrease) in net assets from
contract transactions	3,252,341	311,724	(7,335,979)	1,872,039	7,551,575	140,709	6,701,960	7,437,739	22,142,687	342,064

Net increase (decrease) in net assets	2,971,353	191,557	(8,030,562)	1,666,009	7,194,800	(60,510)	6,015,212	6,636,651	20,291,233	252,409

Net assets beginning of period	7,768,109	5,109,676	8,030,562	3,927,808	10,217,009	3,669,938	5,967,172	23,663,231	27,429,238	369,617

Net assets end of period	$10,739,462	$5,301,233	$—	$5,593,817	$17,411,809	$3,609,428	$11,982,384	$30,299,882	$47,720,471	$622,026

[1] Contract unit transactions
Units Outstanding at December 31, 2014	722,090	380,265	621,975	400,635	912,047	375,866	477,961	1,991,913	2,307,502	38,665

Units Issued	470,685	68,638	190,582	333,012	770,185	92,317	631,659	874,456	2,204,981	51,276
Units Redeemed	(166,723)	(45,361)	(812,557)	(144,915)	(100,370)	(79,211)	(127,669)	(254,509)	(400,148)	(15,710)

Units Outstanding at December 31, 2015	1,026,052	403,542	—	588,732	1,581,862	388,972	981,951	2,611,860	4,112,335	74,231

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to financial statements.

48

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$768	$8,697	$7,673	$(20,468)	$(49,432)	$529,549	$147,604	$(24,608)	$165,208	$68,441
Net realized gain (loss) on investments	93,240	174,467	241,140	111,627	535,648	614,422	23,737	766,543	98,170	13,850
Net change in unrealized appreciation
(depreciation) on investments	(142,218)	(343,497)	(422,501)	(18,281)	(26,312)	(1,346,388)	(273,113)	(876,583)	(271,159)	(83,454)
Net increase (decrease) in net assets
from operations	(48,210)	(160,333)	(173,688)	72,878	459,904	(202,417)	(101,772)	(134,648)	(7,781)	(1,163)

Contract transactions [1]
Purchase payments (Note 4)	1,460,917	3,406,643	5,308,429	2,744,632	6,231,686	433,099	790,415	351,467	10,163,087	652,908
Surrenders and terminations	(689,815)	(269,029)	(280,877)	(211,680)	(449,922)	(78,148)	(212,317)	(218,932)	(988,436)	(89,250)
Transfers between Investment Divisions	255,092	(90,540)	83,577	687,087	40,050	199,986	939,933	(363,203)	10,767,180	(91,508)
Contract owner charges (Note 3)	(1,350)	(8,190)	(3,309)	(1,038)	(1,713)	(279)	(1,027)	(3,654)	(18,374)	(440)
Net increase (decrease) in net assets from
contract transactions	1,024,844	3,038,884	5,107,820	3,219,001	5,820,101	554,658	1,517,004	(234,322)	19,923,457	471,710

Net increase (decrease) in net assets	976,634	2,878,551	4,934,132	3,291,879	6,280,005	352,241	1,415,232	(368,970)	19,915,676	470,547

Net assets beginning of period	5,385,044	6,826,886	10,650,760	1,913,873	7,896,306	1,064,450	2,205,082	2,492,854	8,702,234	903,678

Net assets end of period	$6,361,678	$9,705,437	$15,584,892	$5,205,752	$14,176,311	$1,416,691	$3,620,314	$2,123,884	$28,617,910	$1,374,225

[1] Contract unit transactions
Units Outstanding at December 31, 2014	480,060	534,300	875,916	172,794	545,207	99,361	219,530	172,312	828,603	92,240

Units Issued	221,677	340,511	478,989	347,055	540,332	84,602	238,631	57,235	2,458,406	104,500
Units Redeemed	(130,071)	(107,565)	(61,457)	(74,490)	(156,697)	(34,933)	(88,947)	(73,583)	(565,891)	(57,786)

Units Outstanding at December 31, 2015	571,666	767,246	1,293,448	445,359	928,842	149,030	369,214	155,964	2,721,118	138,954

See notes to financial statements.

49

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Operations
Net investment income (loss)	$18,538	$101,486	$48,530	$(281)	$135,922	$5,609	$(3,031)	$10,666	$47,570	$14,659
Net realized gain (loss) on investments	7,135	260,497	(1,157,961)	19,903	457,961	964	(6,023)	(62,921)	28,280	(18,500)
Net change in unrealized appreciation
(depreciation) on investments	(207,152)	(874,180)	705,246	(34,646)	(734,723)	(1,237)	(89,042)	(449,293)	(187,768)	(27,409)
Net increase (decrease) in net assets
from operations	(181,479)	(512,197)	(404,185)	(15,024)	(140,840)	5,336	(98,096)	(501,548)	(111,918)	(31,250)

Contract transactions [1]
Purchase payments (Note 4)	312,536	3,856,178	590,440	1,156,009	185,666	167,977	292,791	949,827	2,204,849	242,821
Surrenders and terminations	(103,416)	(490,872)	(45,279)	(12,121)	(14,546)	(19,932)	(9,985)	(420,454)	(189,108)	(173,046)
Transfers between Investment Divisions	(218,283)	39,598	(1,717,592)	1,014,772	(17,601)	(160,886)	123,642	2,945,945	235,009	(159)
Contract owner charges (Note 3)	(463)	(4,125)	(612)	(110)	(139)	(387)	(45)	(2,997)	(1,511)	(359)
Net increase (decrease) in net assets from
contract transactions	(9,626)	3,400,779	(1,173,043)	2,158,550	153,380	(13,228)	406,403	3,472,321	2,249,239	69,257

Net increase (decrease) in net assets	(191,105)	2,888,582	(1,577,228)	2,143,526	12,540	(7,892)	308,307	2,970,773	2,137,321	38,007

Net assets beginning of period	2,947,434	8,762,096	1,577,228	892,287	756,191	743,990	126,153	6,133,142	2,599,279	476,214

Net assets end of period	$2,756,329	$11,650,678	$—	$3,035,813	$768,731	$736,098	$434,460	$9,103,915	$4,736,600	$514,221

[1] Contract unit transactions
Units Outstanding at December 31, 2014	216,768	716,307	212,836	79,443	73,689	74,474	16,413	602,745	237,398	48,323

Units Issued	46,721	477,946	162,382	234,196	48,878	23,351	67,049	573,173	336,602	53,800
Units Redeemed	(47,836)	(200,294)	(375,218)	(52,015)	(33,608)	(24,722)	(7,217)	(244,093)	(132,580)	(47,361)

Units Outstanding at December 31, 2015	215,653	993,959	—	261,624	88,959	73,103	76,245	931,825	441,420	54,762

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to financial statements.

50

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$(77,340)	$(9,967)	$(6,318)	$36,478	$(6,269)	$76,296	$444,979	$773,963	$944,405	$644,954
Net realized gain (loss) on investments	79,860	485,370	7,234	(175,099)	2,062	1,090,698	2,946,995	3,326,698	4,802,666	7,989,373
Net change in unrealized appreciation
(depreciation) on investments	105,212	(118,467)	(23,861)	(304,814)	23,935	(1,955,642)	(5,427,292)	(6,836,675)	(9,437,312)	(11,552,080)
Net increase (decrease) in net assets
from operations	107,732	356,936	(22,945)	(443,435)	19,728	(788,648)	(2,035,318)	(2,736,014)	(3,690,241)	(2,917,753)

Contract transactions [1]
Purchase payments (Note 4)	5,983,032	1,490,263	289,123	209,478	246,518	528,108	8,400,464	13,499,702	15,004,366	8,496,269
Surrenders and terminations	(577,933)	(243,397)	(25,457)	(29,656)	(13,567)	(1,299,217)	(2,369,683)	(4,007,919)	(3,456,963)	(4,142,702)
Transfers between Investment Divisions	6,927,943	6,600,813	(2,947)	336,953	40,642	3,780,262	(2,469,051)	(1,403,572)	(236,863)	(6,905,212)
Contract owner charges (Note 3)	(978)	(3,253)	(299)	(729)	(42)	(199,268)	(568,048)	(985,209)	(1,193,888)	(961,968)
Net increase (decrease) in net assets from
contract transactions	12,332,064	7,844,426	260,420	516,046	273,551	2,809,885	2,993,682	7,103,002	10,116,652	(3,513,613)

Net increase (decrease) in net assets	12,439,796	8,201,362	237,475	72,611	293,279	2,021,237	958,364	4,366,988	6,426,411	(6,431,366)

Net assets beginning of period	3,540,357	4,350,791	623,789	1,325,783	485,989	15,669,958	47,102,125	79,706,122	92,862,508	83,312,956

Net assets end of period	$15,980,153	$12,552,153	$861,264	$1,398,394	$779,268	$17,691,195	$48,060,489	$84,073,110	$99,288,919	$76,881,590

[1] Contract unit transactions
Units Outstanding at December 31, 2014	304,702	271,982	55,687	307,930	47,184	907,130	4,023,792	6,187,995	7,431,378	5,013,310

Units Issued	1,187,708	695,099	35,232	256,039	30,750	386,907	1,187,923	1,688,084	1,954,468	836,275
Units Redeemed	(162,491)	(160,201)	(12,091)	(116,976)	(5,665)	(244,610)	(930,871)	(1,136,265)	(1,158,085)	(1,045,559)

Units Outstanding at December 31, 2015	1,329,919	806,880	78,828	446,993	72,269	1,049,427	4,280,844	6,739,814	8,227,761	4,804,026

See notes to financial statements.

51

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Operations
Net investment income (loss)	$667,072	$844,960	$(1,872)	$(1,176,036)	$(511,841)	$(25,362)	$(147,385)	$1,169,969	$(65,792)	$(425,685)
Net realized gain (loss) on investments	7,762,130	8,511,106	(568)	11,677,730	3,583,086	21,902	1,339,463	6,025,855	(31,450)	1,497,410
Net change in unrealized appreciation
(depreciation) on investments	(11,862,016)	(13,502,131)	(10,250)	(15,311,562)	(7,661,098)	(89,250)	(2,613,619)	(13,891,684)	(1,425,250)	(2,218,560)
Net increase (decrease) in net assets
from operations	(3,432,814)	(4,146,065)	(12,690)	(4,809,868)	(4,589,853)	(92,710)	(1,421,541)	(6,695,860)	(1,522,492)	(1,146,835)

Contract transactions [1]
Purchase payments (Note 4)	6,162,395	9,634,856	277,342	7,673,263	4,607,782	1,231,980	18,499,839	30,066,372	2,838,104	4,256,620
Surrenders and terminations	(2,434,527)	(6,215,120)	(3,682)	(2,849,612)	(1,498,855)	(23,148)	(1,883,928)	(5,085,103)	(1,171,463)	(1,188,926)
Transfers between Investment Divisions	(10,190,668)	(10,389,642)	208,408	(3,129,266)	(7,028,873)	(457,516)	9,543,512	(12,004,494)	(1,118,281)	3,513,433
Contract owner charges (Note 3)	(1,101,862)	(1,541,570)	(111)	(862,265)	(476,103)	(178)	(608,168)	(1,655,330)	(321,117)	(335,285)
Net increase (decrease) in net assets from
contract transactions	(7,564,662)	(8,511,476)	481,957	832,120	(4,396,049)	751,138	25,551,255	11,321,445	227,243	6,245,842

Net increase (decrease) in net assets	(10,997,476)	(12,657,541)	469,267	(3,977,748)	(8,985,902)	658,428	24,129,714	4,625,585	(1,295,249)	5,099,007

Net assets beginning of period	95,505,055	123,666,518	—	74,057,130	47,878,646	1,575,730	40,268,612	127,385,138	25,887,064	23,636,409

Net assets end of period	$84,507,579	$111,008,977	$469,267	$70,079,382	$38,892,744	$2,234,158	$64,398,326	$132,010,723	$24,591,815	$28,735,416

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,629,885	7,300,860	—	1,933,406	2,607,545	154,484	3,353,932	7,747,188	2,462,142	1,843,871

Units Issued	691,677	1,081,928	52,131	421,482	593,130	195,181	2,708,702	3,048,585	502,513	992,361
Units Redeemed	(1,146,404)	(1,588,394)	(2,766)	(406,800)	(831,754)	(124,504)	(608,716)	(2,369,232)	(485,462)	(559,112)

Units Outstanding at December 31, 2015	5,175,158	6,794,394	49,365	1,948,088	2,368,921	225,161	5,453,918	8,426,541	2,479,193	2,277,120

(a) Commencement of operations April 27, 2015.
See notes to financial statements.

52

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Operations
Net investment income (loss)	$(995,787)	$(154,264)	$(305,199)	$(260,695)	$978,931	$1,051,220	$(771,645)	$(482,901)	$(6,923)	$191,980
Net realized gain (loss) on investments	9,962,577	1,355,408	555,454	3,089,151	(44,548)	10,018,329	4,908,799	(2,112,701)	4,189	96,807
Net change in unrealized appreciation
(depreciation) on investments	(10,357,351)	(2,025,428)	(4,099,892)	(4,833,222)	(1,271,319)	(16,113,632)	(2,688,866)	(10,332,919)	29,390	(13,266,361)
Net increase (decrease) in net assets
from operations	(1,390,561)	(824,284)	(3,849,637)	(2,004,766)	(336,936)	(5,044,083)	1,448,288	(12,928,521)	26,656	(12,977,574)

Contract transactions [1]
Purchase payments (Note 4)	40,211,689	12,832,676	13,245,248	5,473,519	2,919,356	34,373,014	9,623,029	6,388,621	674,659	12,440,862
Surrenders and terminations	(6,926,739)	(827,213)	(1,714,373)	(1,274,799)	(471,340)	(5,313,560)	(2,637,611)	(1,949,283)	(12,920)	(1,723,680)
Transfers between Investment Divisions	10,602,646	2,902,919	8,518,468	1,505,033	5,147,433	(1,657,445)	15,129,305	3,585,882	893,021	(12,009,825)
Contract owner charges (Note 3)	(1,633,091)	(438,637)	(521,428)	(449,540)	(14,734)	(1,749,752)	(542,027)	(528,051)	(76)	(621,246)
Net increase (decrease) in net assets from
contract transactions	42,254,505	14,469,745	19,527,915	5,254,213	7,580,715	25,652,257	21,572,696	7,497,169	1,554,684	(1,913,889)

Net increase (decrease) in net assets	40,863,944	13,645,461	15,678,278	3,249,447	7,243,779	20,608,174	23,020,984	(5,431,352)	1,581,340	(14,891,463)

Net assets beginning of period	128,384,374	29,907,964	37,523,757	34,440,283	6,589,279	150,193,877	40,302,004	47,647,806	273,357	67,480,402

Net assets end of period	$169,248,318	$43,553,425	$53,202,035	$37,689,730	$13,833,058	$170,802,051	$63,322,988	$42,216,454	$1,854,697	$52,588,939

[1] Contract unit transactions
Units Outstanding at December 31, 2014	7,862,247	2,375,225	3,150,044	3,189,943	584,380	12,596,251	1,069,694	5,143,682	27,802	4,326,408

Units Issued	4,042,077	1,673,572	2,462,262	1,206,793	915,850	4,627,163	760,746	2,184,564	180,343	1,454,811
Units Redeemed	(1,490,917)	(551,767)	(852,521)	(719,825)	(284,764)	(2,502,548)	(258,783)	(1,278,327)	(28,281)	(1,583,861)

Units Outstanding at December 31, 2015	10,413,407	3,497,030	4,759,785	3,676,911	1,215,466	14,720,866	1,571,657	6,049,919	179,864	4,197,358

See notes to financial statements.

53

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Operations
Net investment income (loss)	$(185,412)	$(99,844)	$634,246	$(195,975)	$(501)	$69,370	$(224,257)	$19,735	$244,880	$3,110,225
Net realized gain (loss) on investments	1,786,622	648,609	(262,027)	2,217,692	1,521	173,302	922,015	3,210,247	1,299,425	(376,268)
Net change in unrealized appreciation
(depreciation) on investments	(2,288,147)	(473,118)	(2,406,899)	(3,392,836)	2,875	(2,542,597)	(2,960,943)	(10,253,351)	(3,955,748)	(5,218,644)
Net increase (decrease) in net assets
from operations	(686,937)	75,647	(2,034,680)	(1,371,119)	3,895	(2,299,925)	(2,263,185)	(7,023,369)	(2,411,443)	(2,484,687)

Contract transactions [1]
Purchase payments (Note 4)	1,621,364	1,458,594	4,581,360	6,745,178	86,871	1,321,946	4,303,397	6,951,652	3,441,788	8,803,568
Surrenders and terminations	(1,123,465)	(799,570)	(1,222,423)	(1,180,083)	(540)	(490,539)	(1,332,250)	(6,218,308)	(1,276,973)	(1,538,672)
Transfers between Investment Divisions	(347,984)	960,831	2,104,512	1,968,305	500,061	(122,939)	(3,986,271)	(5,161,259)	(766)	(1,942,856)
Contract owner charges (Note 3)	(225,644)	(168,024)	(384,725)	(367,846)	—	(143,713)	(395,398)	(1,069,863)	(362,448)	(346,305)
Net increase (decrease) in net assets from
contract transactions	(75,729)	1,451,831	5,078,724	7,165,554	586,392	564,755	(1,410,522)	(5,497,778)	1,801,601	4,975,735

Net increase (decrease) in net assets	(762,666)	1,527,478	3,044,044	5,794,435	590,287	(1,735,170)	(3,673,707)	(12,521,147)	(609,842)	2,491,048

Net assets beginning of period	22,277,215	14,412,981	31,173,597	32,781,305	—	12,499,623	32,123,973	97,522,634	29,404,752	40,308,967

Net assets end of period	$21,514,549	$15,940,459	$34,217,641	$38,575,740	$590,287	$10,764,453	$28,450,266	$85,001,487	$28,794,910	$42,800,015

[1] Contract unit transactions
Units Outstanding at December 31, 2014	1,635,697	448,339	2,322,411	1,257,855	—	1,467,921	4,120,006	8,199,052	2,724,106	3,448,182

Units Issued	315,851	117,932	764,188	524,495	57,924	440,766	1,521,322	1,083,603	692,606	1,326,799
Units Redeemed	(327,986)	(81,344)	(407,381)	(259,774)	(4,071)	(370,067)	(1,754,552)	(1,556,482)	(523,123)	(904,238)

Units Outstanding at December 31, 2015	1,623,562	484,927	2,679,218	1,522,576	53,853	1,538,620	3,886,776	7,726,173	2,893,589	3,870,743

(a) Commencement of operations September 28, 2015.

See notes to financial statements.

54

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Operations
Net investment income (loss)	$4,095,272	$(171,994)	$842,944	$276,268	$(164,606)	$(610,400)	$(562,556)	$(3,153)	$993,817	$202,074
Net realized gain (loss) on investments	470,789	2,177,423	3,547,610	(401,724)	(1,035,626)	5,648,536	3,671,102	(759)	5,329,815	690,527
Net change in unrealized appreciation
(depreciation) on investments	(18,288,864)	(1,682,709)	(7,183,695)	(624,351)	(422,412)	(12,190,143)	(4,337,251)	(27,593)	(8,531,652)	(2,950,431)
Net increase (decrease) in net assets
from operations	(13,722,803)	322,720	(2,793,141)	(749,807)	(1,622,644)	(7,152,007)	(1,228,705)	(31,505)	(2,208,020)	(2,057,830)

Contract transactions [1]
Purchase payments (Note 4)	21,325,649	5,271,828	4,202,094	7,280,512	431,004	8,697,594	7,682,919	655,952	14,031,518	9,573,960
Surrenders and terminations	(10,392,374)	(842,616)	(2,566,900)	(3,740,785)	(889,225)	(2,527,148)	(1,257,213)	(998)	(2,799,880)	(1,752,525)
Transfers between Investment Divisions	(7,008,114)	2,750,888	(361,785)	(999,338)	(832,731)	2,982,982	1,836,556	259,857	797,957	605,082
Contract owner charges (Note 3)	(1,628,669)	(305,898)	(542,888)	(608,078)	(118,832)	(751,008)	(419,135)	(2)	(746,493)	(485,788)
Net increase (decrease) in net assets from
contract transactions	2,296,492	6,874,202	730,521	1,932,311	(1,409,784)	8,402,420	7,843,127	914,809	11,283,102	7,940,729

Net increase (decrease) in net assets	(11,426,311)	7,196,922	(2,062,620)	1,182,504	(3,032,428)	1,250,413	6,614,422	883,304	9,075,082	5,882,899

Net assets beginning of period	153,052,676	24,693,390	45,492,445	59,549,178	12,849,539	64,649,857	31,022,589	—	63,127,661	43,849,135

Net assets end of period	$141,626,365	$31,890,312	$43,429,825	$60,731,682	$9,817,111	$65,900,270	$37,637,011	$883,304	$72,202,743	$49,732,034

[1] Contract unit transactions
Units Outstanding at December 31, 2014	10,957,600	2,518,787	3,766,021	2,381,732	1,017,179	3,178,342	2,352,288	—	3,798,781	2,212,763

Units Issued	2,643,472	1,225,363	724,694	973,484	195,229	1,185,591	1,438,081	106,732	1,872,282	943,985
Units Redeemed	(2,508,557)	(568,396)	(664,251)	(898,973)	(315,985)	(756,227)	(854,110)	(6,372)	(1,227,110)	(582,796)

Units Outstanding at December 31, 2015	11,092,515	3,175,754	3,826,464	2,456,243	896,423	3,607,706	2,936,259	100,360	4,443,953	2,573,952

(a) Commencement of operations April 27, 2015.

See notes to financial statements.

55

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Operations
Net investment income (loss)	$(686,775)	$(324,451)	$(997,358)	$(974,073)	$(931,738)	$348,346	$487,167	$189,648	$252,616	$(34,555)
Net realized gain (loss) on investments	5,358,914	1,664,214	5,766,593	5,576,669	9,676,690	(114,552)	(589,879)	2,626,934	33,302	(830,653)
Net change in unrealized appreciation
(depreciation) on investments	(3,218,166)	(4,249,768)	(8,100,735)	(16,748,640)	(9,162,907)	(803,553)	(6,374,630)	(4,283,966)	(1,087,851)	399,848
Net increase (decrease) in net assets
from operations	1,453,973	(2,910,005)	(3,331,500)	(12,146,044)	(417,955)	(569,759)	(6,477,342)	(1,467,384)	(801,933)	(465,360)

Contract transactions [1]
Purchase payments (Note 4)	6,311,167	3,733,875	16,374,347	9,141,523	15,191,017	7,938,980	869,359	2,246,433	9,768,068	1,309,071
Surrenders and terminations	(1,836,707)	(1,181,886)	(2,571,118)	(4,939,542)	(3,266,524)	(3,677,591)	(2,167,732)	(2,662,332)	(2,444,537)	(63,344)
Transfers between Investment Divisions	3,013,046	(294,204)	14,203,641	(17,861,520)	12,024,425	6,582,437	634,931	(1,253,958)	1,573,912	(5,292,365)
Contract owner charges (Note 3)	(462,469)	(266,181)	(679,657)	(1,337,458)	(579,701)	(436,433)	(322,885)	(472,461)	(402,823)	(42,501)
Net increase (decrease) in net assets from
contract transactions	7,025,037	1,991,604	27,327,213	(14,996,997)	23,369,217	10,407,393	(986,327)	(2,142,318)	8,494,620	(4,089,139)

Net increase (decrease) in net assets	8,479,010	(918,401)	23,995,713	(27,143,041)	22,951,262	9,837,634	(7,463,669)	(3,609,702)	7,692,687	(4,554,499)

Net assets beginning of period	41,507,939	25,894,177	53,056,311	125,832,581	50,237,695	38,737,124	33,153,871	43,036,133	40,786,701	4,554,499

Net assets end of period	$49,986,949	$24,975,776	$77,052,024	$98,689,540	$73,188,957	$48,574,758	$25,690,202	$39,426,431	$48,479,388	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,252,804	965,725	2,095,064	9,277,064	1,311,485	1,926,405	2,645,587	3,363,371	2,888,374	312,511

Units Issued	749,477	243,555	1,426,426	1,262,279	909,089	1,232,751	404,914	426,459	1,418,870	137,284
Units Redeemed	(378,192)	(171,704)	(390,484)	(2,411,477)	(370,313)	(734,767)	(501,697)	(590,428)	(829,732)	(449,795)

Units Outstanding at December 31, 2015	2,624,089	1,037,576	3,131,006	8,127,866	1,850,261	2,424,389	2,548,804	3,199,402	3,477,512	—

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to financial statements.

56

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Operations
Net investment income (loss)	$63,372	$132,200	$(12,706)	$166,295	$594,514	$122,274	$(542,258)	$42,921	$(708,965)	$8,466
Net realized gain (loss) on investments	(805,744)	204,376	(130,292)	4,561,294	146,482	541,237	10,474,260	15,680,393	11,936,807	72,632
Net change in unrealized appreciation
(depreciation) on investments	(4,857,938)	(2,301,161)	400,438	(7,115,106)	(3,441,548)	(796,280)	(14,686,799)	(17,356,941)	(16,701,569)	(305,764)
Net increase (decrease) in net assets
from operations	(5,600,310)	(1,964,585)	257,440	(2,387,517)	(2,700,552)	(132,769)	(4,754,797)	(1,633,627)	(5,473,727)	(224,666)

Contract transactions [1]
Purchase payments (Note 4)	7,221,805	10,060,486	57,188	7,616,576	15,359,984	3,176,400	23,269,809	58,104,175	17,804,744	1,095,542
Surrenders and terminations	(626,203)	(677,342)	(14,545)	(3,038,441)	(3,723,656)	(543,411)	(4,227,741)	(11,962,614)	(4,123,705)	(109,337)
Transfers between Investment Divisions	2,167,766	10,672,140	(3,323,662)	610,202	3,508,792	5,823,379	7,751,167	5,146,587	6,155,443	(870,260)
Contract owner charges (Note 3)	(360,689)	(260,062)	(5,003)	(806,174)	(677,916)	(147,575)	(1,017,756)	(2,955,255)	(789,614)	(899)
Net increase (decrease) in net assets from
contract transactions	8,402,679	19,795,222	(3,286,022)	4,382,163	14,467,204	8,308,793	25,775,479	48,332,893	19,046,868	115,046

Net increase (decrease) in net assets	2,802,369	17,830,637	(3,028,582)	1,994,646	11,766,652	8,176,024	21,020,682	46,699,266	13,573,141	(109,620)

Net assets beginning of period	27,609,808	13,852,122	3,028,582	69,790,560	61,638,103	8,810,940	91,314,622	259,697,442	74,714,387	3,140,604

Net assets end of period	$30,412,177	$31,682,759	$—	$71,785,206	$73,404,755	$16,986,964	$112,335,304	$306,396,708	$88,287,528	$3,030,984

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,947,475	963,095	314,858	5,342,150	3,631,130	562,137	3,482,334	14,603,665	3,286,182	263,832

Units Issued	1,773,434	1,927,445	18,227	1,157,514	1,997,846	848,789	1,833,941	6,329,703	1,528,426	176,680
Units Redeemed	(831,750)	(611,434)	(333,085)	(845,720)	(1,206,802)	(364,752)	(862,625)	(3,629,379)	(702,170)	(168,459)

Units Outstanding at December 31, 2015	3,889,159	2,279,106	—	5,653,944	4,422,174	1,046,174	4,453,650	17,303,989	4,112,438	272,053

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.

See notes to financial statements.

57

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Operations
Net investment income (loss)	$(156,308)	$(6,616)	$(63,637)	$(146,222)	$(69,029)	$(1,142)	$(461,638)	$1,751,307	$3,193,711	$1,881,330
Net realized gain (loss) on investments	(121,083)	(5,602)	(127,931)	498,643	602,325	(13,452)	3,905,256	(2,751,704)	3,742,892	(414,418)
Net change in unrealized appreciation
(depreciation) on investments	(1,052,058)	(62,785)	(492,997)	(1,085,957)	(1,625,639)	(9,254)	(2,965,792)	(2,707,121)	(9,581,852)	(3,680,783)
Net increase (decrease) in net assets
from operations	(1,329,449)	(75,003)	(684,565)	(733,536)	(1,092,343)	(23,848)	477,826	(3,707,518)	(2,645,249)	(2,213,871)

Contract transactions [1]
Purchase payments (Note 4)	3,596,588	1,160,064	5,496,635	2,098,337	7,175,131	331,515	10,594,996	7,585,706	23,573,555	13,926,156
Surrenders and terminations	(910,252)	(10,916)	(372,344)	(203,371)	(1,362,116)	(208)	(3,449,804)	(4,411,986)	(16,051,251)	(6,788,009)
Transfers between Investment Divisions	16,005,122	(10,676)	2,686,479	2,661,189	(1,893,241)	35,810	20,168,793	(5,272,465)	(11,983,620)	(6,245,050)
Contract owner charges (Note 3)	(5,859)	(45)	(2,365)	(110,466)	(332,131)	(25)	(795,447)	(880,189)	(2,572,208)	(621,792)
Net increase (decrease) in net assets from
contract transactions	18,685,599	1,138,427	7,808,405	4,445,689	3,587,643	367,092	26,518,538	(2,978,934)	(7,033,524)	271,305

Net increase (decrease) in net assets	17,356,150	1,063,424	7,123,840	3,712,153	2,495,300	343,244	26,996,364	(6,686,452)	(9,678,773)	(1,942,566)

Net assets beginning of period	1,847,860	167,558	680,353	7,083,749	30,886,409	—	56,344,989	82,536,875	234,444,480	78,107,012

Net assets end of period	$19,204,010	$1,230,982	$7,804,193	$10,795,902	$33,381,709	$343,244	$83,341,353	$75,850,423	$224,765,707	$76,164,446

[1] Contract unit transactions
Units Outstanding at December 31, 2014	177,553	16,167	65,500	561,572	2,913,725	—	3,057,323	6,085,762	12,021,745	7,273,814

Units Issued	2,096,498	138,935	1,155,395	513,500	1,564,381	57,384	2,029,831	1,162,851	2,189,238	3,026,868
Units Redeemed	(366,850)	(27,890)	(424,835)	(165,943)	(1,240,904)	(16,669)	(671,826)	(1,396,095)	(2,596,515)	(3,010,539)

Units Outstanding at December 31, 2015	1,907,201	127,212	796,060	909,129	3,237,202	40,715	4,415,328	5,852,518	11,614,468	7,290,143

(a) Commencement of operations April 27, 2015.
See notes to financial statements.

58

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Operations
Net investment income (loss)	$4,418,337	$(130,212)	$(159,028)	$(141,528)	$1,193,967	$14,243,265	$(386,793)	$1,729,668	$863	$(288,683)
Net realized gain (loss) on investments	(3,269,785)	2,792,208	1,654,231	495,216	1,512,871	22,444,432	7,375,418	14,272,834	(6,180)	7,796,113
Net change in unrealized appreciation
(depreciation) on investments	(9,948,750)	(4,520,066)	(3,570,629)	(1,292,095)	(3,182,136)	(61,301,159)	(7,724,310)	(17,627,664)	(125,176)	(18,541,796)
Net increase (decrease) in net assets
from operations	(8,800,198)	(1,858,070)	(2,075,426)	(938,407)	(475,298)	(24,613,462)	(735,685)	(1,625,162)	(130,493)	(11,034,366)

Contract transactions [1]
Purchase payments (Note 4)	15,231,802	3,097,132	4,254,437	1,192,667	3,186,572	94,130,828	11,046,361	19,314,204	1,060,996	15,645,685
Surrenders and terminations	(6,152,249)	(859,787)	(453,750)	(404,164)	(951,618)	(12,290,658)	(2,156,523)	(7,820,016)	(8,950)	(1,639,019)
Transfers between Investment Divisions	(17,159,508)	972,919	13,454,102	(946,358)	(1,029,966)	41,879,469	12,760,775	(1,541,508)	674,738	(2,406,715)
Contract owner charges (Note 3)	(953,107)	(203,509)	(246,950)	(88,647)	(172,862)	(3,742,775)	(588,920)	(2,163,282)	(74)	(675,573)
Net increase (decrease) in net assets from
contract transactions	(9,033,062)	3,006,755	17,007,839	(246,502)	1,032,126	119,976,864	21,061,693	7,789,398	1,726,710	10,924,378

Net increase (decrease) in net assets	(17,833,260)	1,148,685	14,932,413	(1,184,909)	556,828	95,363,402	20,326,008	6,164,236	1,596,217	(109,988)

Net assets beginning of period	106,798,237	17,364,948	12,126,485	9,690,370	24,825,692	314,114,563	43,252,532	182,015,233	141,774	59,875,272

Net assets end of period	$88,964,977	$18,513,633	$27,058,898	$8,505,461	$25,382,520	$409,477,965	$63,578,540	$188,179,469	$1,737,991	$59,765,284

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,575,769	1,046,259	775,362	374,172	1,679,930	15,734,311	2,092,340	10,200,006	15,031	2,719,551

Units Issued	1,769,586	493,826	1,265,488	97,818	402,344	9,412,161	2,033,156	2,823,220	210,477	1,799,187
Units Redeemed	(2,316,503)	(310,276)	(215,634)	(108,940)	(338,898)	(3,236,363)	(1,053,601)	(2,406,644)	(35,189)	(1,330,014)

Units Outstanding at December 31, 2015	5,028,852	1,229,809	1,825,216	363,050	1,743,376	21,910,109	3,071,895	10,616,582	190,319	3,188,724

See notes to financial statements.

59

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Operations
Net investment income (loss)	$(2,215,047)	$(2,270,725)	$(5,425,513)	$(4,473,414)	$(6,989,908)	$(94,398)	$(61,690)	$(27,989)	$(3,127,828)	$(2,873,733)
Net realized gain (loss) on investments	3,306,843	1,920,158	10,699,516	5,326,520	10,409,508	125,296	3,513,503	(10,603)	23,739,022	23,169,903
Net change in unrealized appreciation
(depreciation) on investments	(3,724,607)	(4,116,823)	(11,449,843)	(8,475,227)	(13,755,967)	(1,288,075)	(6,758,450)	(16,747)	(4,867,297)	(12,646,178)
Net increase (decrease) in net assets
from operations	(2,632,811)	(4,467,390)	(6,175,840)	(7,622,121)	(10,336,367)	(1,257,177)	(3,306,637)	(55,339)	15,743,897	7,649,992

Contract transactions [1]
Purchase payments (Note 4)	19,856,095	15,675,234	39,538,384	26,937,856	46,253,223	4,890,566	6,274,428	2,217,587	38,861,743	25,657,823
Surrenders and terminations	(10,191,240)	(12,726,558)	(21,590,040)	(21,279,986)	(27,500,060)	(133,251)	(1,467,425)	(174,403)	(9,230,233)	(9,047,556)
Transfers between Investment Divisions	(5,828,532)	(765,996)	(7,672,149)	(5,403,874)	(14,097,351)	4,225,938	(3,825,893)	(20,790)	47,994,655	14,871,615
Contract owner charges (Note 3)	(1,506,483)	(1,644,590)	(3,946,414)	(3,401,150)	(5,177,194)	(71,937)	(366,398)	(1,111)	(2,060,620)	(2,013,929)
Net increase (decrease) in net assets from
contract transactions	2,329,840	538,090	6,329,781	(3,147,154)	(521,382)	8,911,316	614,712	2,021,283	75,565,545	29,467,953

Net increase (decrease) in net assets	(302,971)	(3,929,300)	153,941	(10,769,275)	(10,857,749)	7,654,139	(2,691,925)	1,965,944	91,309,442	37,117,945

Net assets beginning of period	135,814,856	146,025,915	339,783,231	291,635,804	454,436,123	3,467,959	33,313,339	1,766,871	168,167,007	162,597,725

Net assets end of period	$135,511,885	$142,096,615	$339,937,172	$280,866,529	$443,578,374	$11,122,098	$30,621,414	$3,732,815	$259,476,449	$199,715,670

[1] Contract unit transactions
Units Outstanding at December 31, 2014	6,773,967	10,832,646	16,780,767	19,457,276	23,808,145	306,657	1,800,204	184,982	3,515,558	2,134,282

Units Issued	1,629,696	2,464,562	3,280,645	3,035,750	3,794,374	1,086,213	877,330	315,517	2,094,816	784,678
Units Redeemed	(1,521,790)	(2,421,779)	(2,982,343)	(3,262,784)	(3,865,059)	(276,043)	(861,973)	(103,627)	(703,666)	(434,163)

Units Outstanding at December 31, 2015	6,881,873	10,875,429	17,079,069	19,230,242	23,737,460	1,116,827	1,815,561	396,872	4,906,708	2,484,797

See notes to financial statements.

60

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Operations
Net investment income (loss)	$(231,616)	$(744,690)	$(142)	$(700,396)	$(968,419)	$(32,554)	$690,437	$244,282	$(394,484)	$(141,142)
Net realized gain (loss) on investments	(144,580)	11,218,694	(38)	15,485,679	286	6,068,585	(1,083,764)	593,095	5,101,543	4,150,299
Net change in unrealized appreciation
(depreciation) on investments	(287,038)	(13,910,085)	(1,101)	(20,672,311)	—	(8,135,839)	(2,554,284)	(699,412)	(3,774,342)	(5,450,290)
Net increase (decrease) in net assets
from operations	(663,234)	(3,436,081)	(1,281)	(5,887,028)	(968,133)	(2,099,808)	(2,947,611)	137,965	932,717	(1,441,133)

Contract transactions [1]
Purchase payments (Note 4)	14,635,074	16,706,518	36,912	50,511,134	71,030,701	4,285,933	2,241,803	376,421	11,958,999	10,841,853
Surrenders and terminations	(3,479,171)	(5,009,726)	—	(12,380,704)	(8,303,002)	(2,000,515)	(2,139,712)	(436,065)	(1,540,103)	(2,103,857)
Transfers between Investment Divisions	824,794	(2,274,554)	(2,133)	(15,057,547)	(58,092,261)	501,616	(38,186,479)	(1,006,141)	18,992,390	5,500,855
Contract owner charges (Note 3)	(496,721)	(939,681)	—	(2,435,702)	(543,505)	(462,516)	(300,920)	(124,957)	(409,428)	(508,397)
Net increase (decrease) in net assets from
contract transactions	11,483,976	8,482,557	34,779	20,637,181	4,091,933	2,324,518	(38,385,308)	(1,190,742)	29,001,858	13,730,454

Net increase (decrease) in net assets	10,820,742	5,046,476	33,498	14,750,153	3,123,800	224,710	(41,332,919)	(1,052,777)	29,934,575	12,289,321

Net assets beginning of period	47,459,434	98,722,040	—	214,172,741	67,667,243	44,081,327	41,332,919	12,292,820	30,112,362	39,790,243

Net assets end of period	$58,280,176	$103,768,516	$33,498	$228,922,894	$70,791,043	$44,306,037	$—	$11,240,043	$60,046,937	$52,079,564

[1] Contract unit transactions
Units Outstanding at December 31, 2014	4,599,060	4,005,270	—	5,422,463	5,497,382	1,429,471	1,765,602	1,608,044	1,375,093	3,360,811

Units Issued	2,726,650	1,192,792	3,805	2,143,354	9,993,009	330,062	239,327	138,216	1,702,742	2,394,745
Units Redeemed	(1,625,342)	(844,139)	(250)	(1,661,868)	(9,602,129)	(254,303)	(2,004,929)	(299,663)	(455,938)	(1,253,685)

Units Outstanding at December 31, 2015	5,700,368	4,353,923	3,555	5,903,949	5,888,262	1,505,230	—	1,446,597	2,621,897	4,501,871

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to financial statements.

61

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a) (c)
Operations
Net investment income (loss)	$(1,990,864)	$2,648,698	$(175,100)	$(463,468)	$80,594	$18,566	$197,568	$(858,200)	$(147,257)	$81,106
Net realized gain (loss) on investments	15,478,236	10,297,765	8,746,432	7,900,167	(678,457)	10,198,929	5,859,967	10,598,779	2,854,716	(57,470)
Net change in unrealized appreciation
(depreciation) on investments	(9,616,941)	(25,734,763)	(7,327,861)	(7,320,852)	(21,264,453)	(13,570,570)	(7,309,524)	(7,478,686)	(2,804,046)	(95,626)
Net increase (decrease) in net assets
from operations	3,870,431	(12,788,300)	1,243,471	115,847	(21,862,316)	(3,353,075)	(1,251,989)	2,261,893	(96,587)	(71,990)

Contract transactions [1]
Purchase payments (Note 4)	50,315,637	8,354,495	569,376	12,588,847	15,526,451	1,504,365	2,511,243	21,582,598	613,531	2,320,546
Surrenders and terminations	(7,404,136)	(22,824,741)	(993,702)	(2,440,817)	(2,970,192)	(1,468,861)	(936,277)	(3,719,615)	(886,042)	(21,025)
Transfers between Investment Divisions	33,375,485	18,116,147	(36,089,027)	(4,049,125)	12,245,918	27,940,204	(3,116,605)	13,592,020	(35,250,040)	2,508,745
Contract owner charges (Note 3)	(1,896,668)	(2,106,422)	(114,829)	(465,328)	(906,776)	(226,970)	(193,235)	(951,977)	(84,105)	(19,040)
Net increase (decrease) in net assets from
contract transactions	74,390,318	1,539,479	(36,628,182)	5,633,577	23,895,401	27,748,738	(1,734,874)	30,503,026	(35,606,656)	4,789,226

Net increase (decrease) in net assets	78,260,749	(11,248,821)	(35,384,711)	5,749,424	2,033,085	24,395,663	(2,986,863)	32,764,919	(35,703,243)	4,717,236

Net assets beginning of period	132,507,389	250,440,895	35,384,711	44,616,272	71,624,130	5,162,750	18,732,411	72,883,315	35,703,243	—

Net assets end of period	$210,768,138	$239,192,074	$—	$50,365,696	$73,657,215	$29,558,413	$15,745,548	$105,648,234	$—	$4,717,236

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,236,221	14,279,030	2,688,507	2,079,983	2,011,900	330,574	1,167,734	6,680,648	2,479,494	—

Units Issued	4,634,330	3,353,907	343,150	1,231,751	1,322,493	2,222,868	283,408	5,101,205	96,202	439,529
Units Redeemed	(1,977,587)	(3,360,796)	(3,031,657)	(978,862)	(608,033)	(455,085)	(408,927)	(2,399,799)	(2,575,696)	(133,457)

Units Outstanding at December 31, 2015	7,892,964	14,272,141	—	2,332,872	2,726,360	2,098,357	1,042,215	9,382,054	—	306,072

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in

    JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes for the year ended December 31, 2015 reflects activity of the acquiring fund formerly in JNL Investors Series Trust.

See notes to financial statements.

62

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2016

Note 1 - Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred forty-seven (147) Investment Divisions during 2016, but currently contains one-hundred forty-three (143) Investment Divisions as of December 31, 2016. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2016:

Jackson Variable Series Trust
JG - Alt 100 Fund(1)(3)
JG - Conservative Fund(1)(3)
JG - Equity 100 Fund(1)(3)
JG - Fixed Income 100 Fund(1)(3)
JG - Growth Fund(1)(3)
JG - Interest Rate Opportunities Fund(1)(3)
JG - Maximum Growth Fund(1)(3)
JG - Moderate Fund(1)(3)
JG - Moderate Growth Fund(1)(3)
JG - Real Assets Fund(1)(3)
JNL Tactical ETF Conservative Fund

JNL Tactical ETF Growth Fund
JNL Tactical ETF Moderate Fund
JNL/American Funds® Global Growth Fund
JNL/American Funds® Growth Fund
JNL/AQR Risk Parity Fund
JNL/BlackRock Global Long Short Credit Fund
JNL/DFA U.S. Micro Cap Fund
JNL/DoubleLine Total Return Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/Epoch Global Shareholder Yield Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Lazard International Strategic Equity Fund

JNL/MC Frontier Markets 100 Index Fund(4)(7)
JNL/Neuberger Berman Currency Fund
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PIMCO Credit Income Fund
JNL/PPM America Long Short Credit Fund(2)
JNL/T. Rowe Price Capital Appreciation Fund
JNL/The Boston Company Equity Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/Van Eck International Gold Fund
JNL/WCM Focused International Equity Fund

JNL® Series Trust
JNL Alt 65 Fund - A(1)(8)
JNL Disciplined Growth Fund - A(1)(8)
JNL Disciplined Moderate Fund - A(1)(8)
JNL Disciplined Moderate Growth Fund - A(1)(8)
JNL Institutional Alt 20 Fund - A(1)(8)
JNL Institutional Alt 35 Fund - A(1)(8)
JNL Institutional Alt 50 Fund - A(1)(8)
JNL Multi-Manager Alternative Fund - A(8)
JNL Multi-Manager Mid Cap Fund - A(8)
JNL Multi-Manager Small Cap Growth Fund - A(8)

JNL Multi-Manager Small Cap Value Fund - A(8)
JNL/AB Dynamic Asset Allocation Fund - A(8)
JNL/American Funds® Balanced Allocation Fund - A(1)(8)
JNL/American Funds Blue Chip Income and Growth Fund - A(8)
JNL/American Funds Global Bond Fund - A(8)
JNL/American Funds Global Small Capitalization Fund - A(8)
JNL/American Funds Growth-Income Fund - A(8)
JNL/American Funds Growth Allocation Fund - A(1)(8)
JNL/American Funds International Fund - A(8)
JNL/American Funds New World Fund - A(8)

JNL/AQR Managed Futures Strategy Fund - A(8)
JNL/BlackRock Global Allocation Fund - A(8)
JNL/BlackRock Large Cap Select Growth Fund - A(8)
JNL/BlackRock Natural Resources Fund - A(8)
JNL/Boston Partners Global Long Short Equity Fund - A(8)
JNL/Brookfield Global Infrastructure and MLP Fund - A(8)
JNL/Capital Guardian Global Balanced Fund - A(8)
JNL/Capital Guardian Global Diversified Research
Fund - A(7)(8)

63

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 1 - Organization (continued)
JNL® Series Trust
JNL/Causeway International Value Select Fund - A(8)
JNL/Crescent High Income Fund - A(8)
JNL/DFA U.S. Core Equity Fund - A(8)
JNL/DoubleLine Emerging Markets Fixed Income Fund - A(8)
JNL/DoubleLine Shiller Enhanced CAPE Fund - A(8)
JNL/Eastspring Investments Asia ex-Japan Fund - A(2)(7)(8)
JNL/FPA + DoubleLine Flexible Allocation Fund - A(6)(8)
JNL/Franklin Templeton Founding Strategy Fund - A(1)(8)
JNL/Franklin Templeton Global Growth Fund - A(8)
JNL/Franklin Templeton Global Multisector Bond Fund - A(8)
JNL/Franklin Templeton Income Fund - A(8)
JNL/Franklin Templeton International Small Cap Growth Fund - A(8)
JNL/Franklin Templeton Mutual Shares Fund - A(8)
JNL/Goldman Sachs Core Plus Bond Fund - A(8)
JNL/Goldman Sachs Emerging Markets Debt Fund - A(8)
JNL/Goldman Sachs Mid Cap Value Fund - A(8)
JNL/Goldman Sachs U.S. Equity Flex Fund - A(8)
JNL/Harris Oakmark Global Equity Fund - A(8)
JNL/Invesco China-India Fund - A(2)(6)(8)
JNL/Invesco Global Real Estate Fund - A(8)
JNL/Invesco International Growth Fund - A(8)
JNL/Invesco Large Cap Growth Fund - A(7)(8)
JNL/Invesco Mid Cap Value Fund - A(8)
JNL/Invesco Small Cap Growth Fund - A(8)
JNL/JPMorgan MidCap Growth Fund - A(8)

JNL/JPMorgan U.S. Government & Quality Bond Fund - A(8)
JNL/Lazard Emerging Markets Fund - A(8)
JNL/MC 10 x 10 Fund - A(1)(4)(8)
JNL/MC Bond Index Fund - A(4)(8)
JNL/MC Emerging Markets Index Fund - A(4)(8)
JNL/MC European 30 Fund - A(4)(8)
JNL/MC Index 5 Fund - A(1)(4)(8)
JNL/MC International Index Fund - A(4)(8)
JNL/MC Pacific Rim 30 Fund - A(4)(8)
JNL/MC S&P 400 MidCap Index Fund - A(4)(8)
JNL/MC S&P 500 Index Fund - A(4)(8)
JNL/MC Small Cap Index Fund - A(4)(8)
JNL/MC Utilities Sector Fund - A(4)(8)
JNL/MMRS Conservative Fund - A(8)
JNL/MMRS Growth Fund - A(8)
JNL/MMRS Moderate Fund - A(8)
JNL/Morgan Stanley Mid Cap Growth Fund - A(8)
JNL/Neuberger Berman Strategic Income Fund - A(8)
JNL/Oppenheimer Emerging Markets Innovator Fund - A(8)
JNL/Oppenheimer Global Growth Fund - A(8)
JNL/PIMCO Real Return Fund - A(8)
JNL/PIMCO Total Return Bond Fund - A(8)
JNL/PPM America Floating Rate Income Fund - A(2)(8)
JNL/PPM America High Yield Bond Fund - A(2)(8)
JNL/PPM America Mid Cap Value Fund - A(2)(8)

JNL/PPM America Small Cap Value Fund - A(2)(8)
JNL/PPM America Total Return Fund - A(2)(8)
JNL/PPM America Value Equity Fund - A(2)(8)
JNL/Red Rocks Listed Private Equity Fund - A(8)
JNL/S&P 4 Fund - A(1)(8)
JNL/S&P Competitive Advantage Fund - A(8)
JNL/S&P Dividend Income & Growth Fund - A(8)
JNL/S&P International 5 Fund - A(8)
JNL/S&P Intrinsic Value Fund - A(8)
JNL/S&P Managed Aggressive Growth Fund - A(8)
JNL/S&P Managed Conservative Fund - A(8)
JNL/S&P Managed Growth Fund - A(8)
JNL/S&P Managed Moderate Fund - A(8)
JNL/S&P Managed Moderate Growth Fund - A(8)
JNL/S&P Mid 3 Fund - A(8)
JNL/S&P Total Yield Fund - A(8)
JNL/Scout Unconstrained Bond Fund - A(8)
JNL/T. Rowe Price Established Growth Fund - A(8)
JNL/T. Rowe Price Mid-Cap Growth Fund - A(8)
JNL/T. Rowe Price Short-Term Bond Fund - A(8)
JNL/T. Rowe Price Value Fund - A(8)
JNL/Westchester Capital Event Driven Fund - A(8)
JNL/WMC Balanced Fund - A(8)
JNL/WMC Money Market Fund - A(8)
JNL/WMC Value Fund - A(8)

JNL Variable Fund LLC
JNL/MC Communications Sector Fund - A(4)(8)(9) JNL/MC Consumer Brands Sector Fund - A(4)(8) JNL/MC Financial Sector Fund - A(4)(8)	JNL/MC Healthcare Sector Fund - A(4)(8) JNL/MC JNL 5 Fund - A(4)(8) JNL/MC Nasdaq® 100 Fund - A(4)(5)(8)	JNL/MC Oil & Gas Sector Fund - A(4)(8) JNL/MC S&P® 24 Fund - A(4)(8) JNL/MC S&P® SMid 60 Fund - A(4)(8) JNL/MC Technology Sector Fund - A(4)(8)

64

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 1 - Organization (continued)

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

During the year ended December 31, 2016, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Eastspring Investments China-India Fund	JNL/Invesco China-India Fund	April 25, 2016
JNL/Ivy Asset Strategy Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	April 25, 2016
JNL/MC Nasdaq® 25 Fund	JNL/MC Nasdaq® 100 Fund	April 25, 2016

During the year ended December 31, 2016, the following Fund acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
JNL/MC Frontier Markets 100 Index Fund	JNL/MC Emerging Markets Index Fund	April 25, 2016
JNL/Capital Guardian Global Diversified Research Fund	JNL/Oppenheimer Global Growth Fund	April 25, 2016
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Invesco China-India Fund	April 25, 2016
JNL/Invesco Large Cap Growth Fund	JNL/BlackRock Large Cap Select Growth Fund	April 25, 2016
JNL/PPM America Total Return Fund(10)	JNL/PPM America Total Return Fund(10)	April 25, 2016

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
(2) The Fund is or was sub-advised by an affiliate of Jackson during the year.
(3) “JG” denotes the Fund of Fund group JNAM Guidance throughout these financial statements.
(4) “MC” denotes the sub-adviser Mellon Capital throughout these financial statements.
(5) The Fund’s name was changed during the year ended December 31, 2016 to align the Fund name with its investment strategy.
(6) The Fund’s name was changed during the year ended December 31, 2016 due to a change in adviser or sub-adviser(s).
(7) This Fund was acquired during the year and is no longer available as of December 31, 2016.
(8) “A” denotes Class A shares of the respective Fund throughout these financial statements.
(9) JNL/MC Communications Sector Fund is closed to new contract owners.
(10) The purpose of the acquisition was to facilitate an acquisition of a Fund with the same name and investment objective in JNL Investors Series Trust into a Fund in JNL Series Trust. Although the Fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring Fund for financial reporting purposes. The acquired Fund had no activity prior to inception on April 25, 2016 nor did it hold any investments on April 25, 2016, and as a result, there were no results of operations, net assets, cost basis or market value carried forward from the acquired Fund to the acquiring Fund.

65

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments

The Separate Account’s ‘Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2016.

FASB ASC Topic 820, “Fair Value Measurement”

As of December 31, 2016, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”.  On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Easter Time).  The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

66

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 3 - Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% to 0.72%, depending on the contract, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

67

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 3 - Contract Charges (continued)

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% to 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual costs of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

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JNLNY Separate Account I
Notes to Financial Statements
December 31, 2016

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $81,082 and $159,680 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments from contract transactions.

Note 5 - Purchases and Sales of Investments

For the year ended December 31, 2016, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Jackson Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JG - Alt 100 Fund	$ 3,739,329	$ 5,414,333	JNL/DFA U.S. Micro Cap Fund	$886,892	$ 512,996
JG - Conservative Fund	3,810,518	2,696,147	JNL/DoubleLine Total Return Fund	53,117,436	19,815,829
JG - Equity 100 Fund	1,272,748	914,484	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,261,887	408,973
JG - Fixed Income 100 Fund	515,585	1,543,205	JNL/Epoch Global Shareholder Yield Fund	1,309,462	718,476
JG - Growth Fund	6,087,231	1,441,189	JNL/FAMCO Flex Core Covered Call Fund	2,042,230	3,198,687
JG - Interest Rate Opportunities Fund	492,726	647,370	JNL/Lazard International Strategic Equity Fund	1,739,176	764,079
JG - Maximum Growth Fund	2,213,587	2,044,461	JNL/MC Frontier Markets 100 Index Fund*	71,481	822,918
JG - Moderate Fund	5,608,148	4,160,924	JNL/Neuberger Berman Currency Fund	471,403	314,555
JG - Moderate Growth Fund	6,277,726	8,298,342	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	291,464	271,780
JG - Real Assets Fund	145,531	360,036	JNL/Nicholas Convertible Arbitrage Fund	1,324,234	2,643,858
JNL Tactical ETF Conservative Fund	6,486,143	1,137,560	JNL/PIMCO Credit Income Fund	9,209,248	2,413,681
JNL Tactical ETF Growth Fund	7,538,419	2,675,789	JNL/PPM America Long Short Credit Fund	515,619	158,181
JNL Tactical ETF Moderate Fund	9,910,384	3,956,162	JNL/T. Rowe Price Capital Appreciation Fund	27,494,252	5,613,454
JNL/American Funds Global Growth Fund	2,710,169	1,494,311	JNL/The Boston Company Equity Income Fund	2,386,192	2,077,284
JNL/American Funds Growth Fund	4,497,903	2,326,868	JNL/The London Company Focused U.S. Equity Fund	625,536	243,078
JNL/AQR Risk Parity Fund	678,712	267,570	JNL/Van Eck International Gold Fund	3,105,269	2,029,842
JNL/BlackRock Global Long Short Credit Fund	925,785	1,049,399	JNL/WCM Focused International Equity Fund	918,729	539,365

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JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 5 - Purchases and Sales of Investments (continued)

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Alt 65 Fund - A	$2,027,858	$4,511,441	JNL/Franklin Templeton Global Multisector Bond Fund - A	$8,865,144	$11,482,592
JNL Disciplined Growth Fund - A	6,870,951	8,490,796	JNL/Franklin Templeton Income Fund - A	31,004,783	28,846,250
JNL Disciplined Moderate Fund - A	14,154,895	13,095,401	JNL/Franklin Templeton International Small Cap Growth Fund - A	10,677,015	9,282,975
JNL Disciplined Moderate Growth Fund - A	24,364,660	18,067,614	JNL/Franklin Templeton Mutual Shares Fund - A	10,474,143	8,605,277
JNL Institutional Alt 20 Fund - A	8,165,206	11,905,421	JNL/Goldman Sachs Core Plus Bond Fund - A	19,537,541	17,134,892
JNL Institutional Alt 35 Fund - A	3,267,763	16,481,508	JNL/Goldman Sachs Emerging Markets Debt Fund - A	1,149,912	2,291,199
JNL Institutional Alt 50 Fund - A	14,223,278	24,056,577	JNL/Goldman Sachs Mid Cap Value Fund - A	18,011,556	18,146,518
JNL Multi-Manager Alternative Fund - A	281,773	109,610	JNL/Goldman Sachs U.S. Equity Flex Fund - A	11,854,762	15,567,261
JNL Multi-Manager Mid Cap Fund - A	489,564	131,586	JNL/Harris Oakmark Global Equity Fund - A	367,403	175,271
JNL Multi-Manager Small Cap Growth Fund - A	18,165,879	16,659,221	JNL/Invesco China-India Fund - A	18,037,551	10,170,656
JNL Multi-Manager Small Cap Value Fund - A	11,176,293	8,861,866	JNL/Invesco Global Real Estate Fund - A	26,011,522	17,293,679
JNL/AB Dynamic Asset Allocation Fund - A	778,053	440,106	JNL/Invesco International Growth Fund - A	22,221,932	10,995,691
JNL/American Funds Balanced Allocation Fund - A	33,179,933	13,244,184	JNL/Invesco Large Cap Growth Fund - A*	9,400,081	51,549,366
JNL/American Funds Blue Chip Income and Growth Fund - A	68,233,921	29,837,447	JNL/Invesco Mid Cap Value Fund - A	6,385,691	5,317,111
JNL/American Funds Global Bond Fund - A	6,422,278	5,464,348	JNL/Invesco Small Cap Growth Fund - A	25,797,186	18,858,574
JNL/American Funds Global Small Capitalization Fund - A	5,999,746	6,139,950	JNL/JPMorgan MidCap Growth Fund - A	24,161,109	24,188,715
JNL/American Funds Growth-Income Fund - A	59,602,096	28,629,613	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	52,614,765	43,376,497
JNL/American Funds Growth Allocation Fund - A	23,114,893	10,177,169	JNL/Lazard Emerging Markets Fund - A	4,429,354	5,991,838
JNL/American Funds International Fund - A	18,288,420	11,842,779	JNL/MC 10 x 10 Fund - A	9,095,863	10,643,106
JNL/American Funds New World Fund - A	11,796,344	8,556,809	JNL/MC Bond Index Fund - A	22,669,882	13,169,097
JNL/AQR Managed Futures Strategy Fund - A	6,044,751	4,415,279	JNL/MC Emerging Markets Index Fund - A	21,474,493	9,519,302
JNL/BlackRock Global Allocation Fund - A	36,620,571	33,027,141	JNL/MC European 30 Fund - A	9,237,309	13,244,440
JNL/BlackRock Large Cap Select Growth Fund - A	70,970,248	26,616,726	JNL/MC Index 5 Fund - A	15,474,753	13,452,112
JNL/BlackRock Natural Resources Fund - A	15,146,564	11,311,933	JNL/MC International Index Fund - A	22,422,961	17,666,392
JNL/Boston Partners Global Long Short Equity Fund - A	1,338,078	1,461,031	JNL/MC Pacific Rim 30 Fund - A	5,961,529	7,132,509
JNL/Brookfield Global Infrastructure and MLP Fund - A	21,304,011	12,745,208	JNL/MC S&P 400 MidCap Index Fund - A	52,979,384	26,566,263
JNL/Capital Guardian Global Balanced Fund - A	4,966,073	4,936,892	JNL/MC S&P 500 Index Fund - A	128,302,673	75,248,185
JNL/Capital Guardian Global Diversified Research Fund - A*	4,166,489	18,435,193	JNL/MC Small Cap Index Fund - A	32,688,820	20,927,391
JNL/Causeway International Value Select Fund - A	6,993,997	7,287,990	JNL/MC Utilities Sector Fund - A	3,064,252	2,029,997
JNL/Crescent High Income Fund - A	3,289,550	332,737	JNL/MMRS Conservative Fund - A	2,311,704	3,253,453
JNL/DFA U.S. Core Equity Fund - A	18,421,203	10,662,325	JNL/MMRS Growth Fund - A	404,268	278,984
JNL/DoubleLine Emerging Markets Fixed Income Fund - A	401,477	95,489	JNL/MMRS Moderate Fund - A	1,245,331	1,270,322
JNL/DoubleLine Shiller Enhanced CAPE Fund - A	3,601,036	797,704	JNL/Morgan Stanley Mid Cap Growth Fund - A	3,477,295	4,623,312
JNL/Eastspring Investments Asia ex-Japan Fund - A*	605,745	11,557,646	JNL/Neuberger Berman Strategic Income Fund - A	13,931,998	10,161,261
JNL/FPA + DoubleLine Flexible Allocation Fund - A	15,238,337	28,692,801	JNL/Oppenheimer Emerging Markets Innovator Fund - A	344,992	51,806
JNL/Franklin Templeton Founding Strategy Fund - A	5,888,028	16,114,691	JNL/Oppenheimer Global Growth Fund - A	37,946,218	24,492,295
JNL/Franklin Templeton Global Growth Fund - A	8,000,195	7,305,930	JNL/PIMCO Real Return Fund - A	19,253,275	18,287,433

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JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 5 - Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/PIMCO Total Return Bond Fund - A	$ 45,689,934	$ 52,474,958	JNL/S&P Managed Growth Fund - A	$ 49,976,471	$ 62,118,993
JNL/PPM America Floating Rate Income Fund - A	28,955,003	18,463,292	JNL/S&P Managed Moderate Fund - A	38,098,516	47,747,520
JNL/PPM America High Yield Bond Fund - A	33,416,829	26,518,153	JNL/S&P Managed Moderate Growth Fund - A	57,151,598	78,445,844
JNL/PPM America Mid Cap Value Fund - A	18,125,755	6,107,126	JNL/S&P Mid 3 Fund - A	8,724,676	3,558,763
JNL/PPM America Small Cap Value Fund - A	23,523,549	9,579,477	JNL/S&P Total Yield Fund - A	16,694,494	9,827,108
JNL/PPM America Total Return Fund - A	22,076,293	7,223,759	JNL/Scout Unconstrained Bond Fund - A	1,672,971	999,982
JNL/PPM America Value Equity Fund - A	3,723,107	2,066,006	JNL/T. Rowe Price Established Growth Fund - A	87,940,093	82,471,554
JNL/Red Rocks Listed Private Equity Fund - A	6,782,330	6,176,518	JNL/T. Rowe Price Mid-Cap Growth Fund - A	49,758,666	53,580,817
JNL/S&P 4 Fund - A	126,139,304	97,996,605	JNL/T. Rowe Price Short-Term Bond Fund - A	29,057,209	25,064,770
JNL/S&P Competitive Advantage Fund - A	32,596,338	23,944,299	JNL/T. Rowe Price Value Fund - A	43,667,444	25,439,289
JNL/S&P Dividend Income & Growth Fund - A	148,176,224	50,269,175	JNL/Westchester Capital Event Driven Fund - A	173,229	54,199
JNL/S&P International 5 Fund - A	838,878	751,975	JNL/WMC Balanced Fund - A	118,093,397	44,062,869
JNL/S&P Intrinsic Value Fund - A	18,241,361	22,606,524	JNL/WMC Money Market Fund - A	129,503,863	123,406,235
JNL/S&P Managed Aggressive Growth Fund - A	26,069,914	38,563,709	JNL/WMC Value Fund - A	8,291,178	8,274,659
JNL/S&P Managed Conservative Fund - A	19,537,037	33,270,864

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC Communications Sector Fund - A	$ 4,256,403	$ 3,369,195	JNL/MC Nasdaq 100 Fund - A	$ 40,697,493	$ 25,013,894
JNL/MC Consumer Brands Sector Fund - A	21,167,275	27,305,489	JNL/MC Oil & Gas Sector Fund - A	38,785,486	21,860,409
JNL/MC Financial Sector Fund - A	37,590,858	18,988,693	JNL/MC S&P 24 Fund - A	6,662,890	7,792,766
JNL/MC Healthcare Sector Fund - A	64,476,920	58,009,693	JNL/MC S&P SMid 60 Fund - A	22,349,150	5,019,225
JNL/MC JNL 5 Fund - A	22,181,126	50,670,765	JNL/MC Technology Sector Fund - A	42,442,372	34,674,196
*No longer available as of April 25, 2016.

Note 6 - Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and the following events occurred:

On March 20, 2017, contract holders of JNL/Mellon Capital S&P 24 Fund Investment Division as shareowners in the acquired Fund approved the acquisition of JNL/Mellon Capital S&P 24 Fund into JNL/Mellon Capital JNL 5 Fund effective after close of business on April 24, 2017. Also effective after close of business on April 24, 2017, JNL/Morgan Stanley Mid Cap Growth Fund will be acquired by JNL/T.Rowe Price Mid-Cap Growth Fund.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

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Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2015, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment Division data. Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	JG - Alt 100 Fund (a)	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$10.058746	$10.729770	$13.720849	$9.741117	$11.446753	$9.543384	$12.776162	$11.959537	$12.025681	$9.271135
Total Return *	-1.14%	3.18%	5.25%	3.21%	4.68%	3.27%	5.75%	3.91%	4.45%	11.26%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2015

Unit Value	$10.174888	$10.399303	$13.035932	$9.438343	$10.935242	$9.241209	$12.081553	$11.509665	$11.513449	$8.333126
Total Return *	-2.93%	-2.92%	-2.47%	-3.31%	-2.01%	-5.10%	-2.55%	-2.56%	-2.56%	-12.60%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$10.481547	$10.712578	$13.365617	$9.761060	$11.159017	$9.737747	$12.397100	$11.811623	$11.816086	$9.534581
Total Return *	1.00%	2.43%	3.53%	0.87%	2.87%	-0.20%	2.97%	2.42%	2.82%	-2.88%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.377480	$10.458925	$12.909400	$9.676550	$10.848084	$9.757431	$12.040105	$11.532356	$11.492095	$9.816898
Total Return *	2.59%	-0.40%	25.57%	-3.63%	8.34%***	-1.24%***	17.30%	10.76%	10.37%	-0.95%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.115590	$10.501299	$10.280677	$10.041492	n/a	n/a	$10.263934	$10.412254	$10.412243	n/a
Total Return *	3.27%***	4.19%***	3.38%***	-0.11%***	n/a	n/a	2.16%***	3.86%***	3.08%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.25%	1.25%	1.25%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
72

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Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Alt 100 Fund (a)	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$10.257567	$10.861827	$13.958892	$9.910197	$11.616249	$9.631392	$13.028666	$12.195889	$12.263396	$9.356674
Total Return *	-0.75%	3.44%	5.67%	3.62%	5.10%	3.53%	6.17%	4.32%	4.87%	11.53%
Ratio of Expenses **	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2015

Unit Value	$10.334693	$10.501088	$13.209294	$9.563941	$11.052980	$9.303213	$12.271280	$11.690409	$11.694285	$8.389061
Total Return *	-2.54%	-2.68%	-2.08%	-2.92%	-1.61%	-4.86%	-2.15%	-2.15%***	-2.17%	-12.38%
Ratio of Expenses **	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$10.603680	$10.790432	$13.489297	$9.851465	$11.234131	$9.778611	$12.541512	$11.897511	$11.953766	$9.574612
Total Return *	1.41%	2.68%	-1.55%***	-2.82%***	-0.37%***	0.05%	-0.50%***	2.68%	3.23%	-2.63%
Ratio of Expenses **	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%	1.00%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$10.456496	$10.508634	$12.951487	$9.708256	$10.866519	$9.773907	$12.097419	$11.587209	$11.579589	$9.833497
Total Return *	0.32%***	-0.15%	25.88%	-3.39%	6.27%***	-2.30%***	17.60%	11.03%	7.19%***	-0.07%***
Ratio of Expenses **	0.85%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.138417	$10.524862	$10.288426	$10.049233	n/a	n/a	$10.287058	$10.435657	$10.435693	n/a
Total Return *	2.29%***	1.45%***	6.81%***	0.31%***	n/a	n/a	0.28%***	0.76%***	3.72%***	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	n/a	1.00%	1.00%	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.

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Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Alt 100 Fund (a)	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$23,432	$12,341	$6,042	$4,803	$23,405	$3,610	$13,063	$33,433	$48,538	$440
Units Outstanding (in thousands)	2,308	1,141	436	488	2,024	376	1,010	2,768	3,996	47
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$25,072	$10,739	$5,301	$5,594	$17,412	$3,609	$11,982	$30,300	$47,720	$622
Units Outstanding (in thousands)	2,446	1,026	404	589	1,582	389	982	2,612	4,112	74
Investment Income Ratio *	1.16%	1.26%	2.25%	1.22%	1.65%	0.95%	1.30%	1.64%	1.32%	0.82%

Period ended December 31, 2014

Net Assets (in thousands)	$19,386	$7,768	$5,110	$3,928	$10,217	$3,670	$5,967	$23,663	$27,429	$370
Units Outstanding (in thousands)	1,840	722	380	401	912	376	478	1,992	2,308	39
Investment Income Ratio *	1.12%	0.94%	0.73%	1.84%	0.48%	1.59%	0.63%	0.92%	0.73%	1.01%

Period ended December 31, 2013

Net Assets (in thousands)	$15,147	$2,981	$2,259	$1,251	$3,163	$2,397	$4,287	$9,543	$13,172	$284
Units Outstanding (in thousands)	1,455	284	175	129	291	245	355	825	1,142	29
Investment Income Ratio *	0.03%	0.85%	0.09%	0.47%	0.00%	0.00%	0.19%	0.48%	0.17%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$6,324	$797	$292	$278	n/a	n/a	$890	$2,455	$4,377	n/a
Units Outstanding (in thousands)	624	76	28	28	n/a	n/a	87	235	420	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%	0.00%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.

74

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$11.528563	$13.434580	$12.623280	$11.537266	$16.296136	$10.244532	$9.896900	$16.938951	$10.192255	$10.341168
Total Return *	4.26%	7.14%	5.72%	-0.82%	7.68%	8.23%	1.50%	25.18%	-0.42%	5.14%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.46%	1.25%

Period ended December 31, 2015

Unit Value	$11.057196	$12.539329	$11.940608	$11.632279	$15.134524	$9.465401	$9.750850	$13.531821	$10.235384	$9.835931
Total Return *	-0.97%	-1.24%	-1.09%	5.30%	5.12%	-11.42%	-2.57%	-6.02%	-1.17%***	0.74%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.46%	1.25%

Period ended December 31, 2014

Unit Value	$11.165416	$12.696714	$12.072143	$11.046631	$14.397508	$10.686224	$10.008388	$14.398510	$10.478404	$9.763528
Total Return *	2.74%	3.26%	3.23%	0.79%	6.64%	6.61%	-0.07%	0.78%	5.17%	3.43%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.868066	$12.295748	$11.694231	$10.960114	$13.500798	$10.023693	$10.015287	$14.286772	$9.963773	$9.440133
Total Return *	5.27%	17.00%	12.29%	4.41%***	27.84%	-1.51%***	0.31%***	41.85%	-0.80%***	-5.90%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.323518	$10.508894	$10.413985	n/a	$10.560607	n/a	n/a	$10.071412	n/a	n/a
Total Return *	5.41%***	5.47%***	2.70%***	n/a	2.78%***	n/a	n/a	3.58%***	n/a	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.25%	n/a	n/a	1.25%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

75

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$11.756327	$13.700122	$12.872708	$11.690078	$16.618206	$10.328920	$10.043266	$17.232673	$10.746292	$10.494169
Total Return *	3.74%***	7.57%	6.14%	-0.42%	8.11%	8.50%	1.90%	25.68%	1.19%	5.56%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$11.165503	$12.736262	$12.128067	$11.739421	$15.372191	$9.519610	$9.855677	$13.711652	$10.619877	$9.941726
Total Return *	-0.72%	-0.84%	-0.69%	5.72%	5.54%	-11.20%	-2.18%	-5.64%	0.83%	-1.14%***
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$11.246631	$12.844628	$12.212727	$11.103859	$14.565207	$10.720593	$10.075604	$14.531633	$10.532614	$9.804489
Total Return *	2.99%	0.46%***	3.65%	1.99%***	7.07%	6.88%	-1.18%***	7.80%***	5.59%	3.68%
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$10.919785	$12.354317	$11.783178	$10.968059	$13.603532	$10.030855	$10.032095	$14.333220	$9.975345	$9.456052
Total Return *	5.54%	17.30%	9.33%***	8.41%***	10.03%***	-2.10%***	0.54%***	42.21%	-1.62%***	-1.55%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.346749	$10.532592	$10.437409	n/a	$10.584333	n/a	n/a	$10.079057	n/a	n/a
Total Return *	3.79%***	0.75%***	5.42%***	n/a	7.76%***	n/a	n/a	6.20%***	n/a	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	n/a	1.00%	n/a	n/a	1.00%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

76

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$11,889	$14,693	$21,901	$6,482	$17,786	$1,973	$3,494	$2,898	$61,539	$2,250
Units Outstanding (in thousands)	1,024	1,080	1,716	558	1,080	191	350	170	5,815	216
Investment Income Ratio *	1.35%	1.40%	1.38%	0.00%	0.00%	0.00%	2.79%	0.17%	1.88%	5.34%

Period ended December 31, 2015

Net Assets (in thousands)	$6,362	$9,705	$15,585	$5,206	$14,176	$1,417	$3,620	$2,124	$28,618	$1,374
Units Outstanding (in thousands)	572	767	1,293	445	929	149	369	156	2,721	139
Investment Income Ratio *	1.09%	1.14%	1.06%	0.44%	0.57%	36.53%	5.76%	0.00%	2.32%	6.87%

Period ended December 31, 2014

Net Assets (in thousands)	$5,385	$6,827	$10,651	$1,914	$7,896	$1,064	$2,205	$2,493	$8,702	$904
Units Outstanding (in thousands)	480	534	876	173	545	99	220	172	829	92
Investment Income Ratio *	0.82%	0.80%	0.74%	0.23%	0.29%	0.00%	0.00%	0.00%	0.53%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$4,758	$4,407	$7,820	$290	$3,384	$70	$775	$1,029	$463	$268
Units Outstanding (in thousands)	437	357	666	26	250	7	77	72	46	28
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.19%	0.00%	0.00%	1.03%	0.00%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$1,394	$801	$1,451	n/a	$445	n/a	n/a	$14	n/a	n/a
Units Outstanding (in thousands)	135	76	139	n/a	42	n/a	n/a	1	n/a	n/a
Investment Income Ratio *	2.89%	1.53%	2.05%	n/a	0.00%	n/a	n/a	0.00%	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

77

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b) (f)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (e)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)	JNL/T. Rowe Price Capital Appreciation Fund (d)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$13.421121	$12.414316	$10.819103	$8.495651	$9.728964	$6.276822	$9.906424	$10.693574	$10.241589	$12.734278
Total Return *	5.83%	6.75%	-6.30%	-0.95%	-2.82%	10.51%	2.18%	-1.09%***	9.75%	6.43%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.16%	1.25%	1.25%

Period ended December 31, 2015

Unit Value	$12.681527	$11.629381	$11.546871	$8.577292	$10.011404	$5.679845	$9.695055	$10.331816	$9.332169	$11.964387
Total Return *	-6.17%	-4.41%	3.11%	-15.99%	0.62%	-26.00%	-4.16%	-1.35%***	-4.94%	3.21%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.02%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$13.515080	$12.166246	$11.198173	$10.210125	$9.949288	$7.675001	$10.116375	$10.884006	$9.816721	$11.592746
Total Return *	4.74%	7.49%	-2.65%	-16.03%	2.08%	-22.03%***	-2.30%	6.28%	-2.66%	10.34%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$12.903844	$11.319004	$11.502659	$12.159633	$9.746259	n/a	$10.354499	$10.241175	$10.084773	$10.506294
Total Return *	19.27%***	11.31%	15.57%***	8.67%***	-3.13%	n/a	2.06%	-2.92%	3.04%***	5.33%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.609000	$10.169153	n/a	$10.408022	$10.061422	n/a	$10.145372	$10.549023	n/a	n/a
Total Return *	1.28%***	0.34%***	n/a	1.64%***	0.77%***	n/a	1.88%***	4.88%***	n/a	n/a
Ratio of Expenses **	1.10%	1.25%	n/a	1.00%	1.25%	n/a	1.25%	1.25%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.
(e) Commencement of operations April 28, 2014.
(f) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

78

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b) (f)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (e)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)	JNL/T. Rowe Price Capital Appreciation Fund (d)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$13.686724	$12.659853	$10.979192	$8.619514	$9.834163	$6.344154	$10.102616	$11.402639	$10.392997	$12.902902
Total Return *	6.26%	7.18%	-5.93%	-0.83%	-2.58%	10.95%	2.59%	5.44%	10.18%	6.86%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$12.880997	$11.812166	$11.671070	$8.691580	$10.094468	$5.717924	$9.847698	$10.814407	$9.432437	$12.074545
Total Return *	-5.79%	-4.03%	-7.68%***	-15.66%	0.88%	0.15%***	-3.78%	-1.78%	-4.56%	3.62%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$13.672846	$12.308118	$11.245149	$10.304910	$10.006806	$7.687721	$10.234637	$11.010872	$9.882596	$11.652775
Total Return *	-2.03%***	7.92%	-2.40%	-19.04%***	2.34%	-22.75%***	-1.91%	6.70%	-2.27%	10.78%
Ratio of Expenses **	0.85%	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$12.965454	$11.405273	$11.522068	$12.200676	$9.778111	n/a	$10.433734	$10.319164	$10.111911	$10.518513
Total Return *	22.10%	3.60%***	22.24%***	17.22%	-2.89%	n/a	2.47%	-0.55%***	1.41%***	2.62%***
Ratio of Expenses **	1.00%	0.85%	1.00%	1.00%	1.00%	n/a	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.618625	$10.191700	n/a	$10.408022	$10.069089	n/a	$10.182201	$10.572784	n/a	n/a
Total Return *	1.47%***	-1.03%***	n/a	0.86%***	-0.70%***	n/a	3.40%***	3.46%***	n/a	n/a
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	1.00%	n/a	0.85%	1.00%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.
(e) Commencement of operations April 28, 2014.
(f) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

79

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b) (f)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (e)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)	JNL/T. Rowe Price Capital Appreciation Fund (d)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$3,417	$10,560	$3,620	$—	$857	$491	$8,030	$11,667	$861	$39,493
Units Outstanding (in thousands)	252	842	332	—	87	78	803	1,051	83	3,079
Investment Income Ratio *	3.62%	2.74%	1.29%	1.48%	2.24%	0.00%	0.47%	1.29%	12.73%	0.30%

Period ended December 31, 2015

Net Assets (in thousands)	$2,756	$11,651	$3,036	$769	$736	$434	$9,104	$4,737	$514	$15,980
Units Outstanding (in thousands)	216	994	262	89	73	76	932	441	55	1,330
Investment Income Ratio *	1.67%	1.99%	1.01%	17.42%	1.84%	0.00%	1.17%	2.27%	3.29%	0.03%

Period ended December 31, 2014

Net Assets (in thousands)	$2,947	$8,762	$892	$756	$744	$126	$6,133	$2,599	$476	$3,540
Units Outstanding (in thousands)	217	716	79	74	74	16	603	237	48	305
Investment Income Ratio *	0.00%	0.03%	0.00%	4.55%	0.00%	0.00%	0.94%	0.06%	1.97%	1.16%

Period ended December 31, 2013

Net Assets (in thousands)	$1,954	$4,697	$278	$394	$622	n/a	$3,463	$1,124	$257	$530
Units Outstanding (in thousands)	151	413	24	32	64	n/a	333	109	25	50
Investment Income Ratio *	5.38%	2.12%	0.00%	0.00%	1.42%	n/a	0.01%	1.99%	0.00%	0.52%

Period ended December 31, 2012

Net Assets (in thousands)	$141	$1,104	n/a	$1	$184	n/a	$1,101	$640	n/a	n/a
Units Outstanding (in thousands)	13	108	n/a	—	18	n/a	108	61	n/a	n/a
Investment Income Ratio *	4.29%	2.91%	n/a	0.00%	0.00%	n/a	0.00%	1.92%	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.
(e) Commencement of operations April 28, 2014.
(f) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.

80

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$18.067758	$12.533609	$4.696920	$10.593039	$15.717759	$10.789349	$11.889426	$11.654718	$15.427889	$15.791755
Total Return *	17.08%	15.21%	51.16%	-1.12%	0.64%	5.36%	4.54%	4.92%	3.36%	2.66%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%	2.46%

Period ended December 31, 2015

Unit Value	$15.431350	$10.879032	$3.107312	$10.713150	$15.617926	$10.240816	$11.372665	$11.108196	$14.925908	$15.382780
Total Return *	-2.94%	-2.64%	-27.51%	4.47%	-4.29%	-5.09%	-4.30%	-4.38%	-4.71%	-4.66%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%	2.46%

Period ended December 31, 2014

Unit Value	$15.899410	$11.174001	$4.286291	$10.254878	$16.317361	$10.790542	$11.883565	$11.616939	$15.663060	$16.134780
Total Return *	9.69%	2.23%	-7.30%	-2.17%	-0.93%	2.33%	2.68%	2.51%	-0.37%	-0.57%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%	2.46%

Period ended December 31, 2013

Unit Value	$14.494422	$10.930253	$4.623618	$10.481868	$16.470486	$10.545024	$11.573814	$11.332690	$15.720968	$16.227927
Total Return *	35.12%	9.47%***	-48.54%	6.50%***	6.73%	20.92%	14.14%	19.70%	11.00%	9.72%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%	2.46%

Period ended December 31, 2012

Unit Value	$10.727021	n/a	$8.985544	n/a	$15.432167	$8.720397	$10.140190	$9.467785	$14.163042	$14.789750
Total Return *	11.78%***	n/a	-15.10%***	n/a	8.14%	11.68%	10.42%	11.43%	6.71%***	8.62%
Ratio of Expenses **	1.25%	n/a	1.25%	n/a	2.56%	2.56%	2.57%	2.46%	2.56%	2.46%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

81

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$18.425261	$12.699433	$4.778462	$10.733194	$17.733580	$12.665227	$13.968929	$13.544695	$17.140142	$17.475126
Total Return *	17.55%	13.44%***	51.76%	-0.73%	2.22%	7.06%	6.25%	6.51%	4.78%	4.01%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	1.00%	0.95%	0.95%	0.95%	1.20%	1.15%

Period ended December 31, 2015

Unit Value	$15.674033	$10.941439	$3.148663	$10.811670	$17.348920	$11.829843	$13.147557	$12.716539	$16.358927	$16.801610
Total Return *	1.98%***	-2.40%	-27.22%	4.89%	-6.12%***	-3.55%	-2.74%	-2.92%	-3.40%	-3.40%
Ratio of Expenses **	0.85%	1.00%	0.85%	0.85%	1.00%	0.95%	0.95%	0.95%	1.20%	1.15%

Period ended December 31, 2014

Unit Value	$16.015559	$11.210045	$4.325990	$10.307884	$17.641612	$12.265779	$13.517452	$13.099668	$16.934824	$17.393606
Total Return *	9.97%	2.49%	-6.92%	-1.46%***	-0.74%***	3.99%	4.35%	4.07%	0.99%	-0.16%***
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	1.20%	0.95%	0.95%	0.95%	1.20%	1.15%

Period ended December 31, 2013

Unit Value	$14.563853	$10.938148	$4.647816	$10.490219	$17.524884	$11.795248	$12.953616	$12.587668	$16.768105	$17.144008
Total Return *	35.46%	9.74%***	-20.24%***	2.57%***	8.13%	22.89%	16.00%	21.52%	12.52%	8.33%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.00%	1.25%	0.95%	0.95%	0.95%	1.20%	1.30%

Period ended December 31, 2012

Unit Value	$10.751499	n/a	$8.992422	n/a	$16.206761	$9.598504	$11.166780	$10.358582	$14.902370	$15.416154
Total Return *	15.43%***	n/a	-12.71%***	n/a	9.56%	13.50%	12.23%	13.13%	9.82%	9.83%
Ratio of Expenses **	1.00%	n/a	1.00%	n/a	1.25%	0.95%	0.95%	0.95%	1.20%	1.35%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

82

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$14,423	$1,404	$3,051	$1,160	$15,730	$50,382	$91,382	$113,671	$77,722	$75,303
Units Outstanding (in thousands)	790	111	644	109	915	4,210	6,921	8,879	4,646	4,449
Investment Income Ratio *	1.01%	0.64%	0.68%	0.09%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$12,552	$861	$1,398	$779	$17,691	$48,060	$84,073	$99,289	$76,882	$84,508
Units Outstanding (in thousands)	807	79	447	72	1,049	4,281	6,740	8,228	4,804	5,175
Investment Income Ratio *	0.89%	0.21%	3.67%	0.03%	1.88%	2.44%	2.46%	2.47%	2.32%	2.29%

Period ended December 31, 2014

Net Assets (in thousands)	$4,351	$624	$1,326	$486	$15,670	$47,102	$79,706	$92,863	$83,313	$95,505
Units Outstanding (in thousands)	272	56	308	47	907	4,024	6,188	7,431	5,013	5,630
Investment Income Ratio *	0.08%	0.03%	0.30%	0.00%	1.46%	1.70%	2.22%	1.87%	1.81%	1.64%

Period ended December 31, 2013

Net Assets (in thousands)	$2,481	$135	$672	$23	$18,921	$32,238	$69,637	$78,307	$74,335	$93,592
Units Outstanding (in thousands)	171	12	145	2	1,096	2,849	5,610	6,488	4,503	5,536
Investment Income Ratio *	1.71%	0.00%	0.23%	0.00%	0.65%	1.02%	1.37%	1.19%	2.10%	1.79%

Period ended December 31, 2012

Net Assets (in thousands)	$258	n/a	$182	n/a	$42,386	$17,076	$49,738	$51,479	$57,285	$65,669
Units Outstanding (in thousands)	24	n/a	20	n/a	2,641	1,847	4,626	5,144	3,894	4,299
Investment Income Ratio *	2.90%	n/a	0.00%	n/a	2.42%	1.18%	1.53%	1.44%	1.64%	1.85%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

83

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Mid Cap Fund - A(d)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$15.498787	$9.521581	$10.620192	$28.603061	$16.956846	$10.156388	$12.001707	$17.213313	$9.199416	$11.827682
Total Return *	1.48%	0.34%	1.38%***	2.71%	20.23%	2.66%	4.81%	15.47%	-0.50%	-0.81%
Ratio of Expenses **	2.56%	1.25%	1.65%	2.92%	2.92%	1.25%	2.395%	2.46%	2.81%	2.56%

Period ended December 31, 2015

Unit Value	$15.273454	$9.489056	n/a	$27.848275	$14.104043	$9.893266	$11.451350	$14.906859	$9.246058	$11.923689
Total Return *	-4.53%	-3.11%***	n/a	-7.42%	-12.05%	-2.91%	0.00%***	-5.67%	-6.89%	-2.57%
Ratio of Expenses **	2.56%	1.25%	n/a	2.92%	2.92%	1.25%	2.395%	2.46%	2.81%	2.56%

Period ended December 31, 2014

Unit Value	$15.997925	n/a	n/a	$30.079750	$16.035604	$10.190133	$11.769809	$15.802258	$9.930369	$12.238466
Total Return *	-0.71%	n/a	n/a	-0.16%	-2.73%	-1.31%***	0.64%***	12.20%	-1.63%	-0.77%
Ratio of Expenses **	2.56%	n/a	n/a	2.92%	2.92%	1.25%	2.32%	2.46%	2.81%	2.56%

Period ended December 31, 2013

Unit Value	$16.112535	n/a	n/a	$30.128593	$16.486449	n/a	$11.555447	$14.084479	$10.094860	$12.333247
Total Return *	7.56%	n/a	n/a	26.72%	30.52%	n/a	12.63%	29.21%	-5.64%	24.67%
Ratio of Expenses **	2.56%	n/a	n/a	2.92%	2.92%	n/a	2.31%	2.46%	2.81%	2.56%

Period ended December 31, 2012

Unit Value	$14.979408	n/a	n/a	$23.775844	$12.631682	n/a	$10.260003	$10.900227	$10.698246	$9.893015
Total Return *	8.07%	n/a	n/a	10.55%	14.23%	n/a	8.40%***	10.67%	2.82%	10.28%***
Ratio of Expenses **	2.56%	n/a	n/a	2.92%	2.92%	n/a	2.31%	2.46%	2.81%	2.56%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
(d) Commencement of operations September 19, 2016.

84

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Mid Cap Fund - A(d)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$17.222595	$9.585672	$10.640246	$43.533089	$21.584991	$10.265594	$12.660686	$18.719693	$10.240755	$12.949356
Total Return *	2.86%	0.74%	7.16%***	4.85%	22.73%	3.07%	6.01%	16.93%	1.11%	0.55%
Ratio of Expenses **	1.20%	0.85%	1.00%	0.85%	0.85%	0.85%	1.25%	1.20%	1.20%	1.20%

Period ended December 31, 2015

Unit Value	$16.743560	$9.514887	n/a	$41.518296	$17.586708	$9.959834	$11.942954	$16.008925	$10.128721	$12.878624
Total Return *	-3.22%	-1.80%***	n/a	-0.67%***	-10.21%	-4.28%***	-1.39%	-4.47%	-5.38%	-1.24%
Ratio of Expenses **	1.20%	0.85%	n/a	0.85%	0.85%	0.85%	1.25%	1.20%	1.20%	1.20%

Period ended December 31, 2014

Unit Value	$17.300850	n/a	n/a	$41.965265	$19.585550	$10.207381	$12.111004	$16.757992	$10.704602	$13.040099
Total Return *	0.65%	n/a	n/a	1.67%	-0.70%	0.81%***	2.36%***	13.62%	-0.03%	0.59%
Ratio of Expenses **	1.20%	n/a	n/a	1.10%	0.85%	1.00%	1.25%	1.20%	1.20%	1.20%

Period ended December 31, 2013

Unit Value	$17.189416	n/a	n/a	$41.275268	$19.723682	n/a	$11.742381	$14.749397	$10.708113	$12.963556
Total Return *	9.04%	n/a	n/a	29.05%	2.40%***	n/a	13.71%	30.85%	-4.11%	26.37%
Ratio of Expenses **	1.20%	n/a	n/a	1.10%	0.85%	n/a	1.35%	1.20%	1.20%	1.20%

Period ended December 31, 2012

Unit Value	$15.764688	n/a	n/a	$31.984710	$14.633484	n/a	$10.326225	$11.271931	$11.166907	$10.258146
Total Return *	9.55%	n/a	n/a	8.78%	11.16%***	n/a	5.95%***	12.07%	4.50%	16.49%
Ratio of Expenses **	1.20%	n/a	n/a	1.10%	1.00%	n/a	1.35%	1.20%	1.20%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
(d) Commencement of operations September 19, 2016.

85

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Mid Cap Fund - A(d)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$105,472	$647	$365	$66,238	$46,680	$2,670	$89,820	$197,215	$26,050	$29,090
Units Outstanding (in thousands)	6,298	68	34	1,762	2,327	262	7,191	10,801	2,604	2,299
Investment Income Ratio *	0.00%	0.35%	0.00%	0.00%	0.66%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$111,009	$469	n/a	$70,079	$38,893	$2,234	$64,398	$132,011	$24,592	$28,735
Units Outstanding (in thousands)	6,794	49	n/a	1,948	2,369	225	5,454	8,427	2,479	2,277
Investment Income Ratio *	2.26%	0.00%	n/a	0.00%	0.32%	0.00%	1.28%	2.45%	1.31%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$123,667	n/a	n/a	$74,057	$47,879	$1,576	$40,269	$127,385	$25,887	$23,636
Units Outstanding (in thousands)	7,301	n/a	n/a	1,933	2,608	154	3,354	7,747	2,462	1,844
Investment Income Ratio *	1.56%	n/a	n/a	0.00%	0.41%	1.32%	1.03%	1.25%	0.01%	0.22%

Period ended December 31, 2013

Net Assets (in thousands)	$114,337	n/a	n/a	$71,984	$36,575	n/a	$22,788	$69,306	$21,683	$20,367
Units Outstanding (in thousands)	6,768	n/a	n/a	1,910	1,973	n/a	1,948	4,763	2,054	1,592
Investment Income Ratio *	1.32%	n/a	n/a	0.08%	0.93%	n/a	0.88%	1.19%	2.13%	0.67%

Period ended December 31, 2012

Net Assets (in thousands)	$94,136	n/a	n/a	$46,089	$22,557	n/a	$5,737	$40,132	$20,921	$13,337
Units Outstanding (in thousands)	6,055	n/a	n/a	1,576	1,615	n/a	557	3,594	1,893	1,313
Investment Income Ratio *	1.94%	n/a	n/a	0.00%	0.27%	n/a	0.00%	1.02%	1.98%	0.74%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
(d) Commencement of operations September 19, 2016.

86

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (a)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (b)	JNL/Brookfield Global Infrastructure and MLP Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$16.279809	$12.650225	$10.570100	$9.922050	$9.634346	$11.109566	$30.654047	$7.447066	$10.353723	$13.191223
Total Return *	3.70%***	4.90%	0.46%	2.27%	-10.66%	1.35%	-2.46%	22.72%	0.69%	9.84%
Ratio of Expenses **	2.80%	2.42%	2.595%	2.56%	2.32%	2.56%	2.95%	3.06%	1.25%	2.46%

Period ended December 31, 2015

Unit Value	$15.365214	$12.059572	$10.521271	$9.701383	$10.783332	$10.961929	$31.428639	$6.068285	$10.282456	$12.009328
Total Return *	-1.44%	-2.03%	-7.28%	-6.01%	-7.76%***	-3.84%	3.14%	-26.04%	4.67%	-20.53%
Ratio of Expenses **	2.46%	2.42%	2.595%	2.56%	2.32%	2.56%	2.95%	3.06%	1.25%	2.46%

Period ended December 31, 2014

Unit Value	$15.589418	$12.309648	$11.346974	$10.321385	$11.192544	$11.399499	$30.470480	$8.205309	$9.823942	$15.111540
Total Return *	7.51%	1.58%	-5.52%	-10.53%	7.73%	-0.72%	5.72%	-16.83%	0.12%***	4.74%
Ratio of Expenses **	2.46%	2.42%	2.595%	2.56%	1.25%	2.56%	2.95%	3.06%	1.25%	2.46%

Period ended December 31, 2013

Unit Value	$14.500602	$12.118027	$12.010254	$11.536518	$10.389215	$11.482345	$28.821772	$9.865909	n/a	$14.427859
Total Return *	29.70%	17.97%	18.00%	8.08%	5.75%	11.42%	34.95%	6.21%	n/a	20.43%
Ratio of Expenses **	2.46%	2.42%	2.595%	2.56%	1.25%	2.56%	2.95%	3.06%	n/a	2.46%

Period ended December 31, 2012

Unit Value	$11.179782	$10.271827	$10.178122	$10.673864	$9.823886	$10.305240	$21.357364	$9.289162	n/a	$11.979817
Total Return *	14.07%	1.49%***	14.39%	13.45%***	6.56%***	6.81%	7.39%	-2.26%	n/a	15.78%
Ratio of Expenses **	2.46%	2.42%	2.595%	2.56%	1.25%	2.56%	2.95%	3.06%	n/a	2.46%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations September 15, 2014.

87

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (a)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (b)	JNL/Brookfield Global Infrastructure and MLP Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$18.539479	$13.454302	$11.873109	$10.862749	$10.420820	$12.355962	$44.764329	$9.279231	$10.449005	$14.310153
Total Return *	10.15%	6.29%	2.23%	3.67%	-9.34%	3.09%	-0.75%	25.46%	1.10%	11.63%
Ratio of Expenses **	0.85%	1.10%	0.85%	1.20%	0.85%	0.85%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$16.831668	$12.658356	$11.614360	$10.478207	$11.493821	$11.985592	$45.101406	$7.396392	$10.335772	$12.818939
Total Return *	0.16%	-4.92%***	-5.65%	-4.72%	1.33%	-2.18%	4.97%	-24.39%	5.09%	-19.24%
Ratio of Expenses **	0.85%	1.10%	0.85%	1.20%	0.85%	0.85%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$16.804671	$12.700410	$12.309618	$10.997262	$11.343225	$12.252701	$42.967791	$9.782508	$9.835465	$15.872384
Total Return *	9.25%	2.78%	-4.74%***	-9.31%	8.16%	0.99%	7.59%	-14.97%	0.17%***	6.44%
Ratio of Expenses **	0.85%	1.25%	0.85%	1.20%	0.85%	0.85%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$15.381271	$12.357278	$12.733397	$12.125908	$10.487045	$12.132492	$39.937760	$11.505214	n/a	$14.912229
Total Return *	22.13%***	14.79%***	7.46%***	9.56%	6.18%	9.10%***	37.33%	8.58%	n/a	22.39%
Ratio of Expenses **	0.85%	1.25%	1.00%	1.20%	0.85%	0.85%	1.20%	0.85%	n/a	0.85%

Period ended December 31, 2012

Unit Value	$11.622914	$10.346059	$10.563954	$11.067687	$9.876802	$10.668681	$29.081001	$10.595859	n/a	$12.184240
Total Return *	-0.19%***	2.62%***	-1.86%	15.97%	3.82%***	0.79%***	9.29%	14.31%***	n/a	13.75%***
Ratio of Expenses **	1.00%	1.35%	1.20%	1.20%	0.85%	1.00%	1.20%	0.85%	n/a	0.85%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations September 15, 2014.

88

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (a)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (b)	JNL/Brookfield Global Infrastructure and MLP Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$221,610	$60,576	$61,369	$42,808	$13,526	$175,942	$107,743	$57,142	$1,700	$66,179
Units Outstanding (in thousands)	12,445	4,592	5,399	4,039	1,313	14,784	2,655	6,565	163	4,761
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	4.15%	0.39%	0.00%	0.78%	0.00%	2.60%

Period ended December 31, 2015

Net Assets (in thousands)	$169,248	$43,553	$53,202	$37,690	$13,833	$170,802	$63,323	$42,216	$1,855	$52,589
Units Outstanding (in thousands)	10,413	3,497	4,760	3,677	1,215	14,721	1,572	6,050	180	4,197
Investment Income Ratio *	0.79%	1.12%	0.88%	0.87%	9.65%	2.12%	0.00%	0.49%	0.00%	1.73%

Period ended December 31, 2014

Net Assets (in thousands)	$128,384	$29,908	$37,524	$34,440	$6,589	$150,194	$40,302	$47,648	$273	$67,480
Units Outstanding (in thousands)	7,862	2,375	3,150	3,190	584	12,596	1,070	5,144	28	4,326
Investment Income Ratio *	0.70%	0.79%	0.76%	0.86%	2.75%	0.63%	0.00%	0.00%	0.00%	0.72%

Period ended December 31, 2013

Net Assets (in thousands)	$82,480	$15,516	$29,626	$29,110	$5,106	$112,382	$32,979	$50,906	n/a	$28,526
Units Outstanding (in thousands)	5,490	1,262	2,377	2,436	489	9,465	957	4,648	n/a	1,935
Investment Income Ratio *	0.82%	0.64%	0.82%	0.57%	4.80%	0.63%	0.03%	0.40%	n/a	0.93%

Period ended December 31, 2012

Net Assets (in thousands)	$48,188	$4,260	$19,107	$21,332	$1,647	$66,293	$24,075	$43,540	n/a	$4,763
Units Outstanding (in thousands)	4,205	413	1,827	1,948	167	6,292	971	4,294	n/a	393
Investment Income Ratio *	0.80%	0.00%	1.19%	1.07%	0.00%	0.00%	0.15%	0.00%	n/a	0.06%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations September 15, 2014.

89

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A(c)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (b)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (b)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A(c)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$9.174723	$27.016840	$8.407950	$10.407317	$19.109916	$10.401099	$12.863332	$6.505233	$11.301545	$10.722914
Total Return *	1.60%	3.72%	-3.59%	3.70%***	10.17%	3.77%***	17.42%	2.81%	0.81%	10.17%
Ratio of Expenses **	4.00%	2.92%	3.67%	2.00%	3.45%	1.25%	1.25%	2.77%	2.81%	2.92%

Period ended December 31, 2015

Unit Value	$9.030447	$26.047062	$8.720820	n/a	$17.346364	n/a	$10.954685	$6.327309	$11.211279	$9.732670
Total Return *	-5.38%	-0.28%	-7.03%	n/a	-5.41%	n/a	3.11%***	-18.94%	-11.67%	-8.89%
Ratio of Expenses **	4.00%	2.92%	3.67%	n/a	3.445%	n/a	1.25%	2.77%	2.81%	2.92%

Period ended December 31, 2014

Unit Value	$9.544048	$26.120657	$9.379997	n/a	$18.339006	n/a	n/a	$7.805575	$12.692315	$10.682032
Total Return *	-3.40%	-0.60%	-13.76%	n/a	6.10%	n/a	n/a	2.77%	-6.70%	-0.29%
Ratio of Expenses **	4.00%	2.92%	3.67%	n/a	3.445%	n/a	n/a	2.77%	2.81%	2.92%

Period ended December 31, 2013

Unit Value	$9.879777	$26.277428	$10.876593	n/a	$17.283979	n/a	n/a	$7.594985	$13.603059	$10.712698
Total Return *	11.02%	19.69%	17.10%	n/a	30.59%	n/a	n/a	-8.61%	20.23%	20.40%
Ratio of Expenses **	4.00%	2.92%	3.67%	n/a	3.445%	n/a	n/a	2.77%	2.81%	2.92%

Period ended December 31, 2012

Unit Value	$8.899463	$21.955160	$9.288562	n/a	$13.235343	n/a	n/a	$8.310648	$11.314614	$8.897691
Total Return *	8.60%	13.65%	12.92%	n/a	9.84%	n/a	n/a	19.19%	14.00%	12.61%
Ratio of Expenses **	4.00%	2.92%	3.67%	n/a	3.445%	n/a	n/a	2.77%	2.81%	2.92%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 28, 2015.
(b) Commencement of operations April 25, 2016.
(c) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisitions can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

90

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A(c)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (b)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (b)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A(c)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$14.629811	$38.736320	$13.901670	$10.479592	$32.354345	$10.429403	$12.928069	$7.641780	$13.028217	$12.724823
Total Return *	4.47%	4.28%	4.91%***	4.80%***	13.06%	-1.23%***	17.89%	3.42%	2.80%	12.08%
Ratio of Expenses **	1.20%	1.20%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	1.20%

Period ended December 31, 2015

Unit Value	$14.003186	$37.148065	$13.793209	n/a	$28.618220	n/a	$10.965968	$7.388843	$12.673972	$11.353265
Total Return *	-6.08%***	1.45%	-4.61%	n/a	-2.93%	n/a	-2.27%***	-17.37%	-9.92%	-7.31%
Ratio of Expenses **	1.20%	1.20%	1.10%	n/a	0.85%	n/a	0.85%	0.85%	0.85%	1.20%

Period ended December 31, 2014

Unit Value	$14.287424	$36.617703	$14.459347	n/a	$29.480814	n/a	n/a	$8.941782	$14.069742	$12.248203
Total Return *	-0.70%	1.13%	-11.51%	n/a	8.89%	n/a	n/a	-0.64%***	-4.85%	1.44%
Ratio of Expenses **	1.25%	1.20%	1.10%	n/a	0.85%	n/a	n/a	0.85%	0.85%	1.20%

Period ended December 31, 2013

Unit Value	$14.388763	$36.209240	$16.340932	n/a	$27.073038	n/a	n/a	$8.457573	$14.786626	$12.073890
Total Return *	14.11%	21.76%	20.15%	n/a	15.09%***	n/a	n/a	-6.98%	17.48%***	22.49%
Ratio of Expenses **	1.25%	1.20%	1.10%	n/a	0.85%	n/a	n/a	1.00%	0.85%	1.20%

Period ended December 31, 2012

Unit Value	$12.609448	$29.737379	$13.600982	n/a	$19.712406	n/a	n/a	$9.092134	$12.001718	$9.857235
Total Return *	11.63%	15.62%***	15.87%	n/a	1.42%***	n/a	n/a	6.96%***	2.38%***	14.57%
Ratio of Expenses **	1.25%	1.20%	1.10%	n/a	1.00%	n/a	n/a	1.00%	1.00%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 28, 2015.
(b) Commencement of operations April 25, 2016.
(c) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisitions can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

91

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A(c)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (b)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (b)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A(c)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$21,326	$—	$33,489	$3,045	$50,897	$306	$3,608	$—	$85,557	$84,938
Units Outstanding (in thousands)	1,543	—	2,654	291	1,782	29	280	—	6,899	6,907
Investment Income Ratio *	0.01%	0.82%	1.20%	0.00%	1.02%	0.00%	1.34%	1.63%	1.08%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$21,515	$15,940	$34,218	n/a	$38,576	n/a	$590	$10,764	$98,690	$85,001
Units Outstanding (in thousands)	1,624	485	2,679	n/a	1,523	n/a	54	1,539	8,128	7,726
Investment Income Ratio *	0.74%	0.89%	3.35%	n/a	0.92%	n/a	0.00%	2.10%	0.68%	1.57%

Period ended December 31, 2014

Net Assets (in thousands)	$22,277	$14,413	$31,174	n/a	$32,781	n/a	n/a	$12,500	$125,833	$97,523
Units Outstanding (in thousands)	1,636	448	2,322	n/a	1,258	n/a	n/a	1,468	9,277	8,199
Investment Income Ratio *	0.89%	0.76%	2.01%	n/a	0.60%	n/a	n/a	1.06%	1.10%	1.66%

Period ended December 31, 2013

Net Assets (in thousands)	$23,593	$14,613	$31,060	n/a	$20,880	n/a	n/a	$10,589	$122,561	$90,996
Units Outstanding (in thousands)	1,717	463	2,046	n/a	877	n/a	n/a	1,296	8,545	7,741
Investment Income Ratio *	1.69%	1.26%	3.63%	n/a	1.00%	n/a	n/a	1.22%	1.41%	2.00%

Period ended December 31, 2012

Net Assets (in thousands)	$20,485	$11,953	$21,942	n/a	$9,008	n/a	n/a	$11,645	$81,633	$71,831
Units Outstanding (in thousands)	1,696	468	1,733	n/a	512	n/a	n/a	1,320	6,936	7,459
Investment Income Ratio *	2.03%	1.19%	4.83%	n/a	0.89%	n/a	n/a	0.68%	0.11%	2.20%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations September 28, 2015.
(b) Commencement of operations April 25, 2016.
(c) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisitions can be found on page 65 of the Notes to Financial Statements.

92

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$9.448472	$10.687553	$12.142364	$8.826096	$11.677618	$17.113297	$10.503728	$17.127479	$12.023454	$9.756741
Total Return *	7.41%	3.95%***	10.69%	-3.74%	12.76%	-1.21%	6.04%	10.17%	4.95%	11.06%
Ratio of Expenses **	2.92%	2.56%	3.06%	2.645%	2.56%	3.30%	2.81%	3.06%	2.81%	1.25%

Period ended December 31, 2015

Unit Value	$8.796670	$10.604347	$10.969979	$9.169448	$10.355809	$17.322827	$9.905667	$15.546390	$11.456501	$8.785144
Total Return *	-9.12%	-6.48%	-10.15%	1.10%	-7.07%	-2.87%	-14.76%	-11.70%	-4.45%	-12.10%***
Ratio of Expenses **	2.92%	2.46%	3.06%	2.645%	2.56%	3.30%	2.81%	3.06%	2.81%	1.25%

Period ended December 31, 2014

Unit Value	$9.679582	$11.338854	$12.209732	$9.069887	$11.144236	$17.834916	$11.621173	$17.606617	$11.989800	n/a
Total Return *	-5.17%	-2.87%	0.08%	-11.79%	4.59%	1.97%	-7.58%	9.72%	10.77%	n/a
Ratio of Expenses **	2.92%	2.46%	3.06%	2.645%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a

Period ended December 31, 2013

Unit Value	$10.207749	$11.673816	$12.200544	$10.281784	$10.655559	$17.489665	$12.573658	$16.046163	$10.824188	n/a
Total Return *	26.60%	1.01%	10.64%	28.95%	25.05%	-4.26%	-10.39%	28.73%	30.48%	n/a
Ratio of Expenses **	2.92%	2.46%	3.06%	2.645%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a

Period ended December 31, 2012

Unit Value	$8.063049	$11.557034	$11.026824	$7.973159	$8.521104	$18.268639	$14.032145	$12.464803	$8.295683	n/a
Total Return *	18.53%	8.29%***	8.81%	23.93%	10.78%	4.26%	16.71%	14.45%	16.27%	n/a
Ratio of Expenses **	2.92%	2.46%	3.06%	2.645%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

93

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$11.212542	$11.651996	$15.369419	$10.387134	$13.370309	$27.545372	$12.342607	$21.651742	$14.614115	$9.822317
Total Return *	9.27%	2.94%	13.15%	-2.01%	14.30%	0.98%	8.13%	12.40%***	7.02%	11.50%
Ratio of Expenses **	1.20%	0.85%	0.85%	0.85%	1.20%	1.10%	0.85%	1.05%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$10.261495	$11.319229	$13.582740	$10.599748	$11.697168	$27.277521	$11.414527	$18.957723	$13.655452	$8.808979
Total Return *	-7.54%	-4.96%	-8.15%	2.93%	-5.80%	-0.71%	-13.07%	-10.04%	-2.56%	4.24%***
Ratio of Expenses **	1.20%	0.85%	0.85%	0.85%	1.20%	1.10%	0.85%	1.20%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$11.098860	$11.909819	$14.787315	$10.298121	$12.417678	$27.472760	$13.131425	$21.074348	$14.013717	n/a
Total Return *	-3.53%	-1.29%	2.28%***	-10.19%	6.02%	4.24%	-5.75%	11.78%	0.11%***	n/a
Ratio of Expenses **	1.20%	0.85%	0.85%	0.85%	1.20%	1.10%	0.85%	1.20%	0.85%	n/a

Period ended December 31, 2013

Unit Value	$11.504855	$12.065777	$14.287741	$11.466446	$11.712767	$26.354655	$13.931926	$18.852593	$12.107867	n/a
Total Return *	28.80%	0.31%***	5.52%***	3.01%***	26.76%	-2.13%	-8.62%	31.15%	32.60%	n/a
Ratio of Expenses **	1.20%	0.85%	1.00%	0.85%	1.20%	1.10%	0.85%	1.20%	1.20%	n/a

Period ended December 31, 2012

Unit Value	$8.932659	$11.736107	$12.482631	$8.667349	$9.240017	$26.929413	$15.246170	$14.374973	$9.131280	n/a
Total Return *	20.60%	3.09%***	10.86%	17.64%***	12.30%	6.58%	13.03%***	16.60%	18.16%	n/a
Ratio of Expenses **	1.20%	1.00%	1.20%	1.00%	1.20%	1.10%	0.85%	1.20%	1.20%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

94

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$30,074	$41,352	$156,295	$31,695	$47,838	$62,752	$9,547	$73,927	$32,788	$1,169
Units Outstanding (in thousands)	2,769	3,652	10,878	3,235	3,696	2,512	808	3,613	2,402	119
Investment Income Ratio *	2.07%	0.03%	4.70%	1.53%	2.47%	2.51%	0.00%	0.00%	0.31%	1.00%

Period ended December 31, 2015

Net Assets (in thousands)	$28,795	$42,800	$141,626	$31,890	$43,430	$60,732	$9,817	$65,900	$37,637	$883
Units Outstanding (in thousands)	2,894	3,871	11,093	3,176	3,826	2,456	896	3,608	2,936	100
Investment Income Ratio *	2.34%	8.68%	4.18%	0.92%	3.38%	1.98%	0.00%	0.61%	0.00%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$29,405	$40,309	$153,053	$24,693	$45,492	$59,549	$12,850	$64,650	$31,023	n/a
Units Outstanding (in thousands)	2,724	3,448	10,958	2,519	3,766	2,382	1,017	3,178	2,352	n/a
Investment Income Ratio *	0.79%	3.98%	3.41%	0.89%	0.79%	2.33%	1.68%	0.89%	0.08%	n/a

Period ended December 31, 2013

Net Assets (in thousands)	$26,200	$28,988	$115,313	$20,155	$40,022	$44,744	$15,020	$42,939	$11,686	n/a
Units Outstanding (in thousands)	2,335	2,435	8,409	1,837	3,499	1,862	1,116	2,353	990	n/a
Investment Income Ratio *	1.30%	2.78%	4.10%	1.01%	0.92%	3.03%	7.64%	0.42%	0.18%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$15,856	$11,176	$85,711	$13,432	$28,473	$41,804	$17,700	$26,407	$6,831	n/a
Units Outstanding (in thousands)	1,813	959	7,036	1,599	3,145	1,701	1,197	1,891	765	n/a
Investment Income Ratio *	1.55%	0.34%	4.68%	1.63%	1.55%	2.46%	0.00%	1.18%	0.39%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.

95

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$6.207293	$13.663010	$13.403170	$12.678440	$18.632539	$19.632318	$29.293110	$11.807770	$9.985586	$12.419455
Total Return *	-6.07%	-0.65%	-4.16%	-5.83%	11.28%	7.58%	-2.37%	-2.52%	15.70%	9.33%
Ratio of Expenses **	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.92%	4.00%	3.06%	2.47%

Period ended December 31, 2015

Unit Value	$6.608352	$13.753062	$13.985391	$13.463068	$16.744112	$18.249863	$30.003755	$12.113161	$8.630951	$11.359999
Total Return *	-7.67%	-3.95%	-4.98%	0.89%	-12.31%	-5.27%	0.05%	-3.48%	-21.14%	-4.65%
Ratio of Expenses **	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.92%	4.00%	3.06%	2.47%

Period ended December 31, 2014

Unit Value	$7.156934	$14.318392	$14.718224	$13.344782	$19.094955	$19.264517	$29.989944	$12.550201	$10.944539	$11.913933
Total Return *	8.31%	11.56%	-2.78%	4.08%	5.37%	4.17%	7.99%	1.27%	-8.11%	5.62%
Ratio of Expenses **	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.92%	4.00%	3.06%	2.47%

Period ended December 31, 2013

Unit Value	$6.607529	$12.834530	$15.139828	$12.821086	$18.122302	$18.493104	$27.770029	$12.393151	$11.910786	$11.280317
Total Return *	-5.05%	-0.33%	15.39%	34.11%	26.25%	34.75%	37.95%	-7.30%	-4.08%	24.59%
Ratio of Expenses **	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.92%	4.00%	3.06%	2.47%

Period ended December 31, 2012

Unit Value	$6.959027	$12.877546	$13.120420	$9.560387	$14.354642	$13.724219	$20.131128	$13.368705	$12.416942	$9.054294
Total Return *	20.04%	24.44%	12.26%	8.07%	3.90%	13.50%	12.89%	-0.43%	18.51%	13.13%
Ratio of Expenses **	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.92%	4.00%	3.06%	2.47%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

96

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$7.415794	$17.679823	$21.620099	$19.296792	$29.951107	$29.794995	$45.841372	$23.337033	$12.639572	$14.041155
Total Return *	-4.22%	1.56%	-2.03%	-4.98%	14.11%	10.57%	-0.33%	0.59%	18.27%	10.72%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.10%	1.10%	0.85%	0.85%	0.85%	0.85%	1.20%

Period ended December 31, 2015

Unit Value	$7.742140	$17.408382	$22.067470	$20.308342	$26.247502	$26.947593	$45.994072	$23.200167	$10.686731	$12.681715
Total Return *	-16.76%***	-1.80%	-2.86%	3.86%	-10.07%	-2.63%	2.14%	-1.04%***	-19.38%	-3.43%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.10%	1.10%	0.85%	0.85%	0.85%	0.85%	1.20%

Period ended December 31, 2014

Unit Value	$8.135595	$17.727799	$22.716170	$19.554490	$29.187687	$27.674168	$45.030983	$22.615493	$13.255177	$13.132237
Total Return *	10.29%	14.05%	-0.61%	7.15%	8.06%	7.08%***	10.25%	1.76%***	-6.06%	6.97%
Ratio of Expenses **	1.00%	0.85%	0.85%	1.10%	1.10%	0.85%	0.85%	1.00%	0.85%	1.20%

Period ended December 31, 2013

Unit Value	$7.376329	$15.543283	$22.856138	$18.250068	$27.011558	$25.378300	$40.843386	$20.880817	$14.110089	$12.276911
Total Return *	-3.32%	1.89%	2.83%***	38.05%	29.47%	38.30%	15.37%***	-4.66%	0.01%***	14.58%***
Ratio of Expenses **	1.00%	0.85%	0.85%	1.10%	1.10%	1.00%	0.85%	1.20%	0.85%	1.20%

Period ended December 31, 2012

Unit Value	$7.629376	$15.254481	$18.868951	$13.219647	$20.863336	$18.350522	$28.245166	$21.902507	$14.245087	$9.702499
Total Return *	3.02%***	16.75%***	8.78%***	11.26%	6.56%	7.02%***	2.12%***	2.40%	6.77%***	14.52%
Ratio of Expenses **	1.00%	0.85%	1.00%	1.10%	1.10%	1.00%	1.00%	1.20%	1.00%	1.25%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

97

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$34,000	$78,480	$58,020	$—	$29,082	$91,053	$67,715	$57,407	$28,329	$42,545
Units Outstanding (in thousands)	4,875	4,775	3,076	—	1,060	3,355	1,715	2,813	2,381	3,127
Investment Income Ratio *	1.02%	2.04%	1.81%	0.00%	0.44%	0.00%	0.00%	1.75%	2.22%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$28,450	$72,203	$49,732	$49,987	$24,976	$77,052	$73,189	$48,575	$25,690	$39,426
Units Outstanding (in thousands)	3,887	4,444	2,574	2,624	1,038	3,131	1,850	2,424	2,549	3,199
Investment Income Ratio *	0.90%	2.88%	1.89%	0.00%	0.35%	0.00%	0.00%	2.31%	3.05%	1.98%

Period ended December 31, 2014

Net Assets (in thousands)	$32,124	$63,128	$43,849	$41,508	$25,894	$53,056	$50,238	$38,737	$33,154	$43,036
Units Outstanding (in thousands)	4,120	3,799	2,213	2,253	966	2,095	1,311	1,926	2,646	3,363
Investment Income Ratio *	0.93%	1.32%	1.13%	0.06%	0.21%	0.00%	0.00%	3.12%	1.63%	1.78%

Period ended December 31, 2013

Net Assets (in thousands)	$25,156	$44,391	$33,600	$33,216	$23,526	$31,745	$30,656	$34,446	$38,741	$41,074
Units Outstanding (in thousands)	3,537	3,035	1,687	1,924	947	1,338	900	1,782	2,894	3,423
Investment Income Ratio *	0.90%	3.41%	1.14%	0.42%	0.20%	0.13%	0.18%	3.23%	1.39%	2.04%

Period ended December 31, 2012

Net Assets (in thousands)	$26,375	$36,326	$23,664	$21,018	$15,967	$15,231	$17,299	$41,937	$45,233	$34,975
Units Outstanding (in thousands)	3,568	2,520	1,405	1,678	831	887	731	2,069	3,301	3,665
Investment Income Ratio *	0.78%	0.78%	1.73%	0.00%	0.27%	0.00%	0.00%	2.28%	2.02%	2.36%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.

98

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (a)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$9.907125	$8.057410	$12.059427	$12.556808	$11.668216	$15.750841	$21.107709	$13.718790	$18.790090	$12.789734
Total Return *	-1.89%	7.42%	-4.54%	8.95%	-2.97%	6.62%	15.63%	7.21%	21.16%	15.36%
Ratio of Expenses **	3.82%	2.46%	2.80%	2.695%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2015

Unit Value	$10.098181	$7.500752	$12.632821	$11.525579	$12.024823	$14.773234	$18.254028	$12.796770	$15.508081	$11.086493
Total Return *	-3.87%	-17.35%	-4.65%	-4.09%	-4.79%	2.10%	-6.33%	-2.91%	-8.14%	-6.58%
Ratio of Expenses **	3.82%	2.46%	2.80%	2.695%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2014

Unit Value	$10.504440	$9.075531	$13.249537	$12.016786	$12.630226	$14.469323	$19.488282	$13.180009	$16.881594	$11.867462
Total Return *	1.66%	-6.03%	-6.07%	2.50%	-9.60%	0.39%	5.14%	8.83%	0.73%	24.63%
Ratio of Expenses **	3.82%	2.46%	2.80%	2.695%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2013

Unit Value	$10.333287	$9.657680	$14.105397	$11.723567	$13.972251	$14.412854	$18.535898	$12.110445	$16.759446	$9.521931
Total Return *	-6.38%	-6.49%	3.12%***	20.45%	16.88%	9.58%	28.01%	26.71%	33.25%	-2.91%***
Ratio of Expenses **	3.82%	2.46%	2.80%	2.695%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2012

Unit Value	$11.037020	$10.327566	$11.268651	$9.732936	$11.954577	$13.152889	$14.480131	$9.557977	$12.577766	n/a
Total Return *	-0.28%	11.21%***	6.00%	10.92%	13.58%	8.96%	12.84%	11.04%	11.53%	n/a
Ratio of Expenses **	3.82%	2.46%	2.46%	2.695%	3.82%	2.77%	3.82%	3.82%	3.82%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 29, 2013.

99

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (a)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$15.446324	$8.780561	$14.160391	$15.008102	$18.193618	$18.447751	$32.912709	$21.390969	$29.298551	$12.977709
Total Return *	1.06%	9.16%	-2.66%	6.13%***	-0.05%	8.68%	19.11%	10.43%	24.81%	15.82%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$15.284682	$8.043708	$14.547985	$13.349777	$18.202432	$16.974580	$27.632298	$19.370958	$23.475290	$11.204632
Total Return *	-1.14%***	-16.01%	-2.78%	-2.45%	-1.92%	4.08%	-3.51%	0.02%	-5.37%	-6.21%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$15.136551	$9.577076	$14.963539	$13.684791	$18.559333	$16.309206	$28.637327	$19.367215	$24.806591	$11.946040
Total Return *	4.56%	-4.50%	-11.61%***	2.01%***	-6.88%	-8.95%***	8.31%***	12.11%***	3.77%	13.01%***
Ratio of Expenses **	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$14.475854	$10.028636	$15.500182	$12.824234	$19.930516	$15.811938	$25.970550	$16.967550	$23.906405	$9.537029
Total Return *	-3.70%	-4.73%***	23.00%***	22.08%	16.38%***	11.54%	31.67%	30.33%	28.62%***	-3.95%***
Ratio of Expenses **	1.00%	0.85%	1.00%	1.35%	0.85%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$15.031760	$10.531884	$11.860954	$10.504460	$16.283294	$14.176473	$19.723854	$13.018981	$17.132383	n/a
Total Return *	-0.04%***	0.73%***	7.29%	12.42%	2.01%***	0.31%***	3.32%***	-1.54%***	1.32%***	n/a
Ratio of Expenses **	1.00%	1.00%	1.25%	1.35%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 29, 2013.

100

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (a)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$58,290	$44,587	$25,997	$82,231	$78,742	$16,273	$161,716	$395,433	$123,370	$4,477
Units Outstanding (in thousands)	4,126	5,253	1,928	5,868	4,761	927	5,405	20,328	4,625	348
Investment Income Ratio *	0.83%	1.92%	3.18%	0.00%	0.25%	2.01%	0.17%	0.13%	0.50%	1.95%

Period ended December 31, 2015

Net Assets (in thousands)	$48,479	$30,412	$31,683	$71,785	$73,405	$16,987	$112,335	$306,397	$88,288	$3,031
Units Outstanding (in thousands)	3,478	3,889	2,279	5,654	4,422	1,046	4,454	17,304	4,112	272
Investment Income Ratio *	2.05%	1.70%	1.99%	1.80%	2.37%	2.35%	0.98%	1.51%	0.67%	1.33%

Period ended December 31, 2014

Net Assets (in thousands)	$40,787	$27,610	$13,852	$69,791	$61,638	$8,811	$91,315	$259,697	$74,714	$3,141
Units Outstanding (in thousands)	2,888	2,947	963	5,342	3,631	562	3,482	14,604	3,286	264
Investment Income Ratio *	3.42%	1.30%	1.38%	1.42%	3.52%	2.56%	0.93%	1.37%	1.00%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$32,592	$16,399	$5,020	$65,059	$49,446	$6,356	$75,340	$205,436	$72,482	$271
Units Outstanding (in thousands)	2,413	1,661	333	5,170	2,705	414	3,105	12,934	3,306	28
Investment Income Ratio *	2.15%	0.82%	1.14%	1.56%	2.53%	3.78%	0.93%	1.35%	1.27%	5.42%

Period ended December 31, 2012

Net Assets (in thousands)	$32,939	$8,491	$1,887	$50,449	$36,273	$4,074	$40,766	$123,527	$34,922	n/a
Units Outstanding (in thousands)	2,345	812	161	4,879	2,387	294	2,206	10,096	2,178	n/a
Investment Income Ratio *	2.34%	0.04%	3.62%	1.50%	2.69%	1.92%	1.00%	1.66%	1.66%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 29, 2013.

101

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (b)	JNL/MMRS Growth Fund - A (b)	JNL/MMRS Moderate Fund - A (b)	JNL/Morgan Stanley Mid Cap Growth Fund - A (a)	JNL/Neuberger Berman Strategic Income Fund - A (a)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (c)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$10.309578	$9.777668	$9.951757	$10.324367	$10.368167	$8.274732	$14.161051	$11.682365	$12.301830	$10.358919
Total Return *	2.71%	1.37%	1.83%	-10.23%	3.49%	-1.70%	-3.14%	2.15%	-1.29%	6.39%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.45%	2.32%	1.25%	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2015

Unit Value	$10.037407	$9.645712	$9.773015	$11.500987	$10.018393	$8.418188	$14.620129	$11.436394	$12.462997	$9.736350
Total Return *	-3.50%	-6.82%	-5.77%	-6.64%	-3.50%	-13.17%***	0.43%	-5.89%	-3.53%	-4.02%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.45%	2.32%	1.25%	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2014

Unit Value	$10.401642	$10.352069	$10.371899	$12.318387	$10.381966	n/a	$14.557493	$12.152589	$12.919306	$10.143632
Total Return *	3.05%***	-0.37%***	0.21%***	-2.81%	2.49%	n/a	-1.40%	0.32%	-0.10%	-2.56%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.45%	2.32%	n/a	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.674195	$10.130188	n/a	$14.764434	$12.113850	$12.932439	$10.410476
Total Return *	n/a	n/a	n/a	34.40%	-2.89%***	n/a	22.14%	-11.74%	-5.92%	1.43%
Ratio of Expenses **	n/a	n/a	n/a	2.45%	2.32%	n/a	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.430240	$10.378186	n/a	$12.087946	$13.725632	$13.745677	$10.264129
Total Return *	n/a	n/a	n/a	3.41%***	4.46%***	n/a	16.62%	5.30%	3.84%	2.69%***
Ratio of Expenses **	n/a	n/a	n/a	2.45%	2.31%	n/a	3.30%	2.92%	4.00%	2.81%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
102

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (b)	JNL/MMRS Growth Fund - A (b)	JNL/MMRS Moderate Fund - A (b)	JNL/Morgan Stanley Mid Cap Growth Fund - A (a)	JNL/Neuberger Berman Strategic Income Fund - A (a)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (c)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$10.420265	$9.843266	$10.058757	$10.944442	$11.026433	$8.330418	$19.989266	$14.355144	$22.265574	$11.651029
Total Return *	-1.80%***	1.62%	2.24%	-9.10%	2.00%***	-1.31%	-0.99%	4.28%	1.86%	8.49%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.20%	1.00%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$10.079561	$9.686243	$9.838769	$12.040674	$10.438491	$8.441103	$20.189406	$13.765763	$21.859627	$10.738827
Total Return *	-3.26%	-6.59%	-6.95%***	-8.14%***	-2.42%	-12.50%***	2.66%	-3.92%	-0.44%	-2.12%
Ratio of Expenses **	1.00%	1.00%	0.85%	1.20%	1.20%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.419247	$10.369613	$10.389448	$12.685568	$10.696824	n/a	$19.665443	$14.328127	$21.957250	$10.970883
Total Return *	3.10%***	1.45%***	2.60%***	-1.73%	3.65%***	n/a	0.79%	2.42%	3.10%	-0.63%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.35%	1.20%	n/a	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.909203	$10.311970	n/a	$19.510969	$13.989820	$21.297973	$11.040930
Total Return *	n/a	n/a	n/a	35.88%	1.46%***	n/a	24.86%	-10.80%***	-3.00%***	2.52%***
Ratio of Expenses **	n/a	n/a	n/a	1.35%	1.25%	n/a	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.500450	$10.445070	n/a	$15.626425	$15.388594	$21.452391	$10.642622
Total Return *	n/a	n/a	n/a	3.94%***	0.81%***	n/a	19.22%	6.33%***	0.53%***	1.40%***
Ratio of Expenses **	n/a	n/a	n/a	1.35%	1.35%	n/a	1.10%	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

103

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (b)	JNL/MMRS Growth Fund - A (b)	JNL/MMRS Moderate Fund - A (b)	JNL/Morgan Stanley Mid Cap Growth Fund - A (a)	JNL/Neuberger Berman Strategic Income Fund - A (a)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (c)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$18,985	$1,395	$8,039	$8,854	$37,706	$632	$93,710	$76,201	$222,921	$90,103
Units Outstanding (in thousands)	1,832	142	804	822	3,505	76	5,015	5,656	11,316	7,988
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	3.25%	0.00%	0.62%	5.89%	0.39%	4.50%

Period ended December 31, 2015

Net Assets (in thousands)	$19,204	$1,231	$7,804	$10,796	$33,382	$343	$83,341	$75,850	$224,766	$76,164
Units Outstanding (in thousands)	1,907	127	796	909	3,237	41	4,415	5,853	11,614	7,290
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.33%	0.00%	0.92%	3.69%	2.88%	3.82%

Period ended December 31, 2014

Net Assets (in thousands)	$1,848	$168	$680	$7,084	$30,886	n/a	$56,345	$82,537	$234,444	$78,107
Units Outstanding (in thousands)	178	16	66	562	2,914	n/a	3,057	6,086	12,022	7,274
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.03%	n/a	0.59%	0.73%	3.37%	2.48%

Period ended December 31, 2013

Net Assets (in thousands)	n/a	n/a	n/a	$3,787	$10,544	n/a	$47,210	$80,705	$241,408	$55,347
Units Outstanding (in thousands)	n/a	n/a	n/a	294	1,028	n/a	2,571	6,059	12,715	5,104
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.23%	n/a	1.01%	1.21%	1.18%	2.32%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$702	$3,680	n/a	$32,152	$111,530	$259,261	$14,170
Units Outstanding (in thousands)	n/a	n/a	n/a	74	353	n/a	2,182	7,508	13,242	1,348
Investment Income Ratio *	n/a	n/a	n/a	0.76%	0.00%	n/a	1.06%	2.07%	2.12%	3.29%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

104

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (b) (c)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$15.188572	$16.809644	$17.416394	$15.114920	$19.962828	$13.940101	$17.756479	$19.459955	$18.646034	$9.739920
Total Return *	13.51%	23.94%	27.26%	3.26%	17.31%	5.43%	7.09%	2.97%	14.71%	6.93%
Ratio of Expenses **	3.06%	2.77%	2.56%	2.32%	3.62%	2.62%	2.95%	2.62%	2.61%	1.25%

Period ended December 31, 2015

Unit Value	$13.380499	$13.562701	$13.685427	$14.637327	$17.017675	$13.222673	$16.580961	$18.898667	$16.255184	$9.108275
Total Return *	-9.69%	-10.57%	-5.93%	0.16%***	-11.95%	-2.99%	-7.81%	-1.43%	-1.91%	-3.36%
Ratio of Expenses **	3.06%	2.77%	2.56%	2.32%	3.62%	2.62%	2.95%	2.62%	2.61%	1.25%

Period ended December 31, 2014

Unit Value	$14.816619	$15.166470	$14.548215	n/a	$19.326464	$13.629676	$17.984681	$19.172507	$16.571231	$9.425269
Total Return *	-2.89%	7.43%	3.18%	n/a	8.50%	-1.98%	11.08%	7.21%	10.77%	-1.93%***
Ratio of Expenses **	3.06%	2.77%	2.56%	n/a	3.62%	2.62%	2.95%	2.62%	2.61%	1.25%

Period ended December 31, 2013

Unit Value	$15.257323	$14.117385	$14.100486	n/a	$17.812896	$13.905517	$16.191433	$17.883030	$14.960387	n/a
Total Return *	4.94%	37.23%	33.88%	n/a	35.24%	38.00%	39.46%	39.24%	27.41%	n/a
Ratio of Expenses **	3.06%	2.77%	2.56%	n/a	3.62%	2.62%	2.95%	2.62%	2.61%	n/a

Period ended December 31, 2012

Unit Value	$14.539145	$10.287545	$10.532033	n/a	$13.171132	$10.076497	$11.610352	$12.843302	$11.741770	n/a
Total Return *	13.22%	13.24%	16.65%	n/a	11.54%	26.89%	12.84%	13.60%	9.89%	n/a
Ratio of Expenses **	3.06%	2.77%	2.56%	n/a	3.62%	2.62%	2.95%	2.62%	2.61%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.
(b) The Fund was made available to the separate account effective April 27, 2015.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Financial Highlights includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period prior to the merger.

105

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (b) (c)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$23.029246	$19.884754	$19.616787	$17.002568	$33.364029	$16.127133	$21.484971	$22.851206	$21.875403	$9.829925
Total Return *	16.04%	26.34%	29.00%	2.74%***	20.11%	7.30%	9.36%	4.80%	16.74%	7.36%
Ratio of Expenses **	0.85%	0.85%	1.20%	0.85%	1.25%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$19.845535	$15.739543	$15.206775	$16.056101	$27.777385	$15.029479	$19.646838	$21.803786	$18.738663	$9.155836
Total Return *	-7.67%	-8.84%	-4.64%	-1.83%***	-9.83%	-1.25%	-5.85%	0.33%	-0.17%	-8.43%***
Ratio of Expenses **	0.85%	0.85%	1.20%	1.00%	1.25%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$21.495176	$17.265994	$15.947097	n/a	$30.807024	$15.220300	$20.867188	$21.731617	$18.769706	$9.432305
Total Return *	-0.72%	9.51%	4.59%	n/a	11.10%	-0.23%	13.43%	10.06%***	6.16%***	2.84%***
Ratio of Expenses **	0.85%	0.85%	1.20%	n/a	1.25%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$21.650695	$15.766040	$15.247512	n/a	$27.729282	$15.255883	$18.396101	$19.494925	$16.299350	n/a
Total Return *	4.03%***	13.21%***	35.72%	n/a	38.49%	40.46%	24.81%***	23.34%***	29.22%	n/a
Ratio of Expenses **	0.85%	0.85%	1.20%	n/a	1.25%	0.85%	0.85%	1.20%	1.20%	n/a

Period ended December 31, 2012

Unit Value	$19.736528	$11.190626	$11.234940	n/a	$20.023195	$10.861067	$12.819083	$13.769500	$12.613424	n/a
Total Return *	10.16%***	6.15%***	18.25%***	n/a	14.22%	20.39%***	-0.52%***	15.17%	11.46%	n/a
Ratio of Expenses **	1.00%	1.00%	1.20%	n/a	1.25%	0.85%	1.00%	1.25%	1.20%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.
(b) The Fund was made available to the separate account effective April 27, 2015.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Financial Highlights includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period prior to the merger.

106

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (b) (c)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$111,261	$34,770	$50,725	$19,420	$11,881	$24,100	$480,088	$68,526	$307,479	$1,893
Units Outstanding (in thousands)	5,457	1,839	2,659	1,192	413	1,547	23,595	3,176	14,926	194
Investment Income Ratio *	0.18%	0.61%	0.05%	4.33%	2.05%	4.34%	0.00%	1.00%	2.54%	3.80%

Period ended December 31, 2015

Net Assets (in thousands)	$88,965	$18,514	$27,059	$4,717	$8,505	$25,383	$409,478	$63,579	$188,179	$1,738
Units Outstanding (in thousands)	5,029	1,230	1,825	306	363	1,743	21,910	3,072	10,617	190
Investment Income Ratio *	5.67%	0.73%	0.71%	6.56%	0.00%	5.80%	5.32%	0.80%	2.47%	1.12%

Period ended December 31, 2014

Net Assets (in thousands)	$106,798	$17,365	$12,126	n/a	$9,690	$24,826	$314,115	$43,253	$182,015	$142
Units Outstanding (in thousands)	5,576	1,046	775	n/a	374	1,680	15,734	2,092	10,200	15
Investment Income Ratio *	6.12%	0.61%	0.29%	n/a	5.14%	7.27%	2.42%	0.32%	1.50%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$89,003	$10,913	$8,596	n/a	$7,682	$22,471	$167,200	$32,333	$129,777	n/a
Units Outstanding (in thousands)	4,628	719	573	n/a	339	1,516	9,461	1,696	8,150	n/a
Investment Income Ratio *	6.48%	0.57%	0.39%	n/a	1.34%	9.56%	0.84%	0.80%	2.03%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$71,646	$5,314	$4,598	n/a	$5,003	$12,552	$67,214	$14,021	$55,100	n/a
Units Outstanding (in thousands)	4,004	488	415	n/a	320	1,191	5,399	1,035	4,453	n/a
Investment Income Ratio *	5.98%	0.36%	1.08%	n/a	1.38%	0.00%	1.88%	0.69%	1.77%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations September 15, 2014.
(b) The Fund was made available to the separate account effective April 27, 2015.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Financial Highlights includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period prior to the merger.

107

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$17.542631	$14.526331	$11.451893	$13.977122	$12.613225	$13.159547	$11.259613	$16.630240	$9.674716	$31.401944
Total Return *	2.53%	2.39%	2.00%	2.11%	2.38%	1.84%	15.02%	9.51%	3.24%	-2.54%
Ratio of Expenses **	2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	2.46%	2.81%	1.25%	4.00%

Period ended December 31, 2015

Unit Value	$17.109588	$14.186639	$11.227064	$13.688595	$12.320149	$12.921449	$9.789655	$15.186258	$9.371504	$32.220403
Total Return *	-16.09%	-3.64%	-4.40%	-3.80%	-4.11%	-4.29%	-15.00%***	-10.28%	-1.76%	6.36%
Ratio of Expenses **	2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	2.46%	2.81%	1.25%	4.00%

Period ended December 31, 2014

Unit Value	$20.390385	$14.722139	$11.743388	$14.229284	$12.847889	$13.500712	$11.256496	$16.926497	$9.538960	$30.293957
Total Return *	14.96%	2.94%	0.15%	1.83%	0.84%	0.79%	4.70%***	12.68%	-3.96%***	4.45%
Ratio of Expenses **	2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	2.00%	2.81%	1.25%	4.00%

Period ended December 31, 2013

Unit Value	$17.737411	$14.301457	$11.725503	$13.974207	$12.740242	$13.394953	n/a	$15.021726	n/a	$29.004459
Total Return *	46.03%	21.48%	1.51%	18.17%	7.10%	11.73%	n/a	47.48%	n/a	33.23%
Ratio of Expenses **	2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	2.81%	n/a	4.00%

Period ended December 31, 2012

Unit Value	$12.146108	$11.772322	$11.550775	$11.825962	$11.895904	$11.988953	n/a	$10.185716	n/a	$21.770550
Total Return *	11.12%	11.88%	5.63%	11.17%	7.57%	9.68%	n/a	18.45%	n/a	14.16%
Ratio of Expenses **	2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	2.81%	n/a	4.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

108

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$20.650541	$22.224036	$14.134589	$22.200317	$15.837097	$20.705138	$11.754901	$19.867993	$9.778751	$62.074157
Total Return *	4.38%	4.74%	3.77%	4.65%	4.30%	4.33%	16.90%	11.67%	3.65%	0.57%
Ratio of Expenses **	0.85%	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$19.783427	$21.218489	$13.621413	$21.212985	$15.184807	$19.845710	$10.055207	$17.791675	$9.434572	$61.722195
Total Return *	-14.57%	-1.42%	-2.74%	-1.39%	-2.31%	-1.95%	-11.37%	-8.51%	-1.36%	9.76%
Ratio of Expenses **	0.85%	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$23.157493	$21.525177	$14.004861	$21.512865	$15.543434	$20.239581	$11.344547	$19.445569	$9.564822	$56.232230
Total Return *	13.83%***	5.31%	1.89%	4.37%	2.74%	3.26%	12.03%***	7.26%***	-1.11%***	7.79%
Ratio of Expenses **	0.85%	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$19.311174	$20.440770	$13.745057	$20.611744	$15.129153	$19.600872	n/a	$16.565974	n/a	$52.169036
Total Return *	48.09%	24.27%	3.27%	21.12%	9.11%	14.46%	n/a	49.87%	n/a	28.82%***
Ratio of Expenses **	1.25%	1.20%	1.20%	1.20%	1.20%	1.20%	n/a	1.20%	n/a	0.85%

Period ended December 31, 2012

Unit Value	$13.040569	$16.448262	$13.309324	$17.017523	$13.866156	$17.123982	n/a	$11.053407	n/a	$36.952947
Total Return *	12.69%	14.46%	7.47%	13.96%	9.60%***	12.38%	n/a	1.63%***	n/a	10.06%***
Ratio of Expenses **	1.25%	1.20%	1.20%	1.20%	1.20%	1.20%	n/a	1.20%	n/a	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

109

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$56,749	$130,472	$135,240	$347,472	$286,630	$446,163	$18,664	$40,780	$4,548	$268,609
Units Outstanding (in thousands)	2,913	6,298	10,004	16,703	18,847	22,940	1,612	2,175	467	5,041
Investment Income Ratio *	2.62%	0.00%	0.00%	0.00%	0.00%	0.00%	1.58%	1.92%	0.77%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$59,765	$135,512	$142,097	$339,937	$280,867	$443,578	$11,122	$30,621	$3,733	$259,476
Units Outstanding (in thousands)	3,189	6,882	10,875	17,079	19,230	23,737	1,117	1,816	397	4,907
Investment Income Ratio *	1.09%	0.00%	0.00%	0.00%	0.00%	0.00%	0.18%	1.34%	0.00%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$59,875	$135,815	$146,026	$339,783	$291,636	$454,436	$3,468	$33,313	$1,767	$168,167
Units Outstanding (in thousands)	2,720	6,774	10,833	16,781	19,457	23,808	307	1,800	185	3,516
Investment Income Ratio *	0.83%	0.48%	0.30%	0.54%	0.21%	0.24%	0.00%	0.99%	0.00%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$36,298	$121,398	$143,689	$298,547	$264,135	$403,506	n/a	$17,480	n/a	$149,250
Units Outstanding (in thousands)	1,916	6,367	10,837	15,340	18,062	21,809	n/a	1,080	n/a	3,368
Investment Income Ratio *	1.05%	0.77%	0.58%	0.90%	0.46%	0.51%	n/a	1.26%	n/a	0.08%

Period ended December 31, 2012

Net Assets (in thousands)	$13,731	$77,048	$146,424	$221,040	$236,192	$325,921	n/a	$5,496	n/a	$101,080
Units Outstanding (in thousands)	1,071	5,056	11,378	13,768	17,574	20,148	n/a	506	n/a	3,156
Investment Income Ratio *	0.78%	0.92%	2.50%	1.21%	1.85%	1.50%	n/a	1.07%	n/a	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 28, 2014.

110

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$49.964507	$8.862612	$18.596791	$9.541545	$28.572122	$8.311313	$24.528184	$7.256261	$16.650363	$10.730800
Total Return *	1.93%	-1.37%	6.94%	1.38%	7.23%	-3.00%	9.40%	19.84%	2.42%	20.32%
Ratio of Expenses **	4.00%	2.81%	3.595%	1.25%	3.30%	3.06%	3.62%	3.06%	3.595%	3.10%

Period ended December 31, 2015

Unit Value	$49.019037	$8.985961	$17.389913	$9.411507	$26.645724	$8.568705	$22.420084	$6.054948	$16.257361	$8.918358
Total Return *	2.29%	-2.46%	-5.31%	-6.10%***	-4.14%	-3.01%	-6.57%	-0.37%	2.16%	-4.14%
Ratio of Expenses **	4.00%	2.81%	3.595%	1.25%	3.30%	3.06%	3.62%	3.06%	3.595%	3.10%

Period ended December 31, 2014

Unit Value	$47.920519	$9.212594	$18.365119	n/a	$27.796839	$8.834862	$23.995506	$6.077288	$15.914213	$9.303494
Total Return *	8.40%	-2.36%	9.25%	n/a	6.30%	-3.01%	7.37%	2.34%	6.90%	9.61%
Ratio of Expenses **	4.00%	2.81%	3.595%	n/a	3.30%	3.06%	3.62%	3.06%	3.595%	3.10%

Period ended December 31, 2013

Unit Value	$44.205722	$9.434969	$16.810898	n/a	$26.150020	$9.109248	$22.348000	$5.938096	$14.887088	$8.487959
Total Return *	31.15%	-2.68%	32.29%	n/a	15.46%	-3.01%	26.39%	17.37%	36.12%	29.28%
Ratio of Expenses **	4.00%	2.81%	3.595%	n/a	3.30%	3.06%	3.62%	3.06%	3.595%	3.10%

Period ended December 31, 2012

Unit Value	$33.706054	$9.694295	$12.707361	n/a	$22.649504	$9.392217	$17.682097	$5.059207	$10.936346	$6.565716
Total Return *	9.12%	-0.40%	15.11%	n/a	6.51%	-3.02%	12.20%	16.70%	19.10%	22.26%
Ratio of Expenses **	4.00%	2.81%	3.595%	n/a	3.30%	3.06%	3.62%	3.06%	3.595%	3.10%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

111

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$93.572982	$10.923690	$29.383960	$9.579756	$48.542438	$13.405339	$35.126838	$10.682603	$26.906301	$15.901007
Total Return *	4.92%	0.57%	9.91%	1.64%	9.88%	-0.84%	12.19%	22.51%	5.26%	23.05%
Ratio of Expenses **	1.10%	0.85%	0.85%	1.00%	0.85%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$89.185169	$10.861319	$26.735011	$9.425575	$44.176861	$13.519203	$31.310920	$8.719714	$25.561759	$12.922062
Total Return *	5.30%	-0.53%	-2.67%	-5.93%***	-1.76%	-0.85%	-4.18%	1.86%	5.00%	-1.96%
Ratio of Expenses **	1.10%	0.85%	0.85%	1.00%	0.85%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$84.694266	$10.919162	$27.469745	n/a	$44.969905	$13.634433	$32.677119	$8.560594	$24.344656	$13.180174
Total Return *	11.59%	-0.42%	12.29%	n/a	8.93%	-0.84%	10.11%	1.89%***	9.87%	12.10%
Ratio of Expenses **	1.10%	0.85%	0.85%	n/a	0.85%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$75.895422	$10.965523	$24.464134	n/a	$41.281711	$13.750591	$29.676154	$8.005423	$22.156773	$11.757276
Total Return *	35.01%	-0.59%***	21.30%***	n/a	14.41%***	-0.37%***	29.61%	19.81%	12.21%***	5.19%***
Ratio of Expenses **	1.10%	0.85%	0.85%	n/a	0.85%	0.85%	1.10%	1.00%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$56.214659	$10.938309	$17.653107	n/a	$33.979116	$13.505871	$22.895903	$6.681594	$15.518465	$8.482107
Total Return *	12.34%	-0.14%***	10.65%***	n/a	-0.95%***	-0.56%***	15.07%	-0.81%***	0.76%***	24.61%
Ratio of Expenses **	1.10%	1.00%	1.00%	n/a	1.00%	1.00%	1.10%	1.00%	1.00%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

112

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$206,574	$62,320	$123,667	$155	$319,121	$76,889	$49,470	$13,656	$54,713	$80,812
Units Outstanding (in thousands)	2,450	6,082	4,742	16	7,473	6,479	1,502	1,421	2,266	5,684
Investment Income Ratio *	0.00%	1.28%	1.91%	0.16%	1.39%	0.00%	1.08%	2.73%	0.69%	1.58%

Period ended December 31, 2015

Net Assets (in thousands)	$199,716	$58,280	$103,769	$33	$228,923	$70,791	$44,306	$11,240	$60,047	$52,080
Units Outstanding (in thousands)	2,485	5,700	4,354	4	5,904	5,888	1,505	1,447	2,622	4,502
Investment Income Ratio *	0.00%	1.03%	0.83%	0.00%	1.17%	0.00%	1.49%	3.61%	0.53%	1.19%

Period ended December 31, 2014

Net Assets (in thousands)	$162,598	$47,459	$98,722	n/a	$214,173	$67,667	$44,081	$12,293	$30,112	$39,790
Units Outstanding (in thousands)	2,134	4,599	4,005	n/a	5,422	5,497	1,429	1,608	1,375	3,361
Investment Income Ratio *	0.15%	1.15%	0.83%	n/a	1.34%	0.00%	1.45%	2.93%	0.57%	0.93%

Period ended December 31, 2013

Net Assets (in thousands)	$131,138	$44,959	$74,023	n/a	$145,061	$58,662	$40,693	$9,606	$27,063	$33,962
Units Outstanding (in thousands)	1,919	4,322	3,345	n/a	3,995	4,817	1,448	1,311	1,353	3,234
Investment Income Ratio *	0.00%	1.56%	1.25%	n/a	1.54%	0.00%	1.91%	2.43%	0.68%	0.92%

Period ended December 31, 2012

Net Assets (in thousands)	$95,965	$31,283	$47,218	n/a	$98,608	$45,026	$27,688	$10,005	$12,972	$19,350
Units Outstanding (in thousands)	1,902	2,973	2,883	n/a	3,212	3,689	1,275	1,611	906	2,433
Investment Income Ratio *	0.21%	1.07%	1.41%	n/a	1.30%	0.00%	2.30%	3.49%	0.57%	1.05%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.

113

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$17.472134	$14.903776	$19.505068	$23.275798	$12.624733	$17.617522	$9.596232
Total Return *	-7.23%	8.48%	4.94%	22.64%	0.07%	30.70%	9.85%
Ratio of Expenses **	3.62%	3.36%	2.82%	3.67%	2.695%	2.80%	3.10%

Period ended December 31, 2015

Unit Value	$18.834232	$13.738420	$18.586349	$18.978638	$12.615395	$13.479578	$8.736021
Total Return *	2.79%	-6.22%	-1.39%	-26.02%	-10.73%	-7.68%	1.22%
Ratio of Expenses **	3.62%	3.36%	2.82%	3.67%	2.695%	2.80%	3.10%

Period ended December 31, 2014

Unit Value	$18.323653	$14.649591	$18.847701	$25.654937	$14.132220	$14.600272	$8.630642
Total Return *	20.69%	7.65%	15.14%	-13.59%	2.38%	0.64%	16.93%
Ratio of Expenses **	3.62%	3.36%	2.82%	3.67%	2.695%	2.80%	3.10%

Period ended December 31, 2013

Unit Value	$15.182719	$13.609160	$16.368926	$29.688434	$13.803245	$14.507118	$7.381020
Total Return *	35.88%	27.33%	37.18%	20.83%	36.77%	33.11%	22.33%
Ratio of Expenses **	3.62%	3.36%	2.82%	3.67%	2.695%	2.80%	3.10%

Period ended December 31, 2012

Unit Value	$11.173519	$10.687935	$11.932755	$24.570833	$10.092357	$10.898391	$6.033679
Total Return *	14.33%	14.13%	16.32%	0.58%	8.55%	10.70%	7.83%
Ratio of Expenses **	3.62%	3.36%	2.82%	3.67%	2.695%	2.80%	3.10%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

114

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$28.358986	$19.413605	$24.822033	$38.127356	$15.128682	$21.271877	$14.219481
Total Return *	-4.63%	10.84%	7.03%	26.14%	1.78%	19.71%***	12.34%
Ratio of Expenses **	0.85%	1.20%	0.85%	0.85%	1.00%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$29.736848	$17.514230	$23.192699	$30.226149	$14.864081	$15.756157	$12.657594
Total Return *	5.67%	-4.17%	0.58%	-23.91%	-9.30%***	-6.00%	3.52%
Ratio of Expenses **	0.85%	1.20%	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2014

Unit Value	$28.140272	$18.276810	$23.060016	$39.722883	$16.087525	$16.761660	$12.226668
Total Return *	24.08%	10.00%	17.43%	-11.11%	3.93%	2.47%	19.59%***
Ratio of Expenses **	0.85%	1.20%	0.85%	0.85%	1.20%	1.00%	0.85%

Period ended December 31, 2013

Unit Value	$22.679603	$16.615938	$19.636541	$44.689859	$15.479858	$16.357605	$10.003673
Total Return *	4.14%***	30.11%	13.84%***	6.46%***	8.15%***	35.54%	24.93%
Ratio of Expenses **	0.85%	1.20%	0.85%	0.85%	1.20%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	$15.909183	$12.770439	$13.863086	$35.236162	$11.040021	$12.068857	$8.007603
Total Return *	-1.98%***	16.63%	-1.45%***	-3.63%***	10.03%	3.64%***	-5.30%***
Ratio of Expenses **	1.00%	1.20%	1.00%	1.00%	1.35%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

115

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$191,888	$231,269	$62,959	$111,069	$26,775	$39,457	$124,001
Units Outstanding (in thousands)	7,553	12,479	2,740	3,266	1,874	1,968	9,848
Investment Income Ratio *	1.81%	2.47%	0.99%	2.00%	1.06%	0.96%	0.71%

Period ended December 31, 2015

Net Assets (in thousands)	$210,768	$239,192	$50,366	$73,657	$29,558	$15,746	$105,648
Units Outstanding (in thousands)	7,893	14,272	2,333	2,726	2,098	1,042	9,382
Investment Income Ratio *	0.45%	2.63%	0.56%	1.63%	1.63%	2.61%	0.61%

Period ended December 31, 2014

Net Assets (in thousands)	$132,507	$250,441	$44,616	$71,624	$5,163	$18,732	$72,883
Units Outstanding (in thousands)	5,236	14,279	2,080	2,012	331	1,168	6,681
Investment Income Ratio *	0.58%	2.03%	0.23%	1.24%	0.87%	0.64%	0.69%

Period ended December 31, 2013

Net Assets (in thousands)	$64,183	$262,164	$19,932	$62,863	$3,874	$13,174	$46,277
Units Outstanding (in thousands)	3,136	16,407	1,086	1,567	257	837	5,053
Investment Income Ratio *	0.79%	2.59%	0.88%	1.25%	0.97%	1.74%	0.73%

Period ended December 31, 2012

Net Assets (in thousands)	$27,339	$229,094	$14,651	$46,921	$2,337	$6,871	$32,856
Units Outstanding (in thousands)	1,865	18,622	1,112	1,450	215	590	4,470
Investment Income Ratio *	0.88%	2.89%	0.27%	1.13%	0.48%	0.67%	0.28%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

116

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders
Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statement of assets and liabilities of each Investment Division within JNLNY Separate Account I (the Company), as of December 31, 2016, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each year of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Investment Division within the Company as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Chicago, Illinois
March 21, 2017

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

117

APPENDIX B

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm
The Audit Committee of the Board of Directors
Jackson National Life Insurance Company of New York:
We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2016 and 2015, and the related income statements, statements of comprehensive income, statements of equity, and statements of cash flows for each of the years in the three‑year period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the years in the three‑year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.
/s/KPMG LLP
Columbus, Ohio
March 21, 2017

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2016	2015
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2016 $1,880,363; 2015 $1,792,863)	$1,914,604	$1,835,373
Trading securities, at fair value	144	532
Policy loans	299	282
Total investments	1,915,047	1,836,187
Cash and cash equivalents	247,616	119,596
Accrued investment income	16,064	16,636
Deferred acquisition costs	52,578	359,229
Deferred sales inducements	2,524	5,486
Reinsurance recoverable, net	1,291,394	139,299
Income taxes receivable from Parent	71,962	70,499
Receivable from Parent	—	562
Deferred income taxes, net	85,358	—
Separate account assets	9,638,780	8,515,156
Total assets	$13,321,323	$11,062,650

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$193,182	$185,837
Other contract holder funds	1,818,225	1,669,744
Deferred income taxes, net	—	24,111
Payable to Parent	905,427	—
Deferred gain on reinsurance	243,115	282
Other liabilities	58,887	52,321
Separate account liabilities	9,638,780	8,515,156
Total liabilities	12,857,616	10,447,451

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net of
tax (benefit) expense of $(788) in 2016 and $976 in 2015	20,167	23,442
Retained earnings	185,540	333,757
Total stockholder's equity	463,707	615,199
Total liabilities and stockholder's equity	$13,321,323	$11,062,650

See accompanying Notes to Financial Statements

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2016	2015	2014
Revenues
Fee income	$233,440	$213,379	$180,616
Premium, net of reinsurance	(116,928)	(74,889)	(61,144)
Net investment income	80,199	78,753	81,690
Net realized gains (losses) on investments:
Total other-than-temporary impairments	(2,440)	(1,525)	(2,642)
Portion of other-than-temporary impairments included in
other comprehensive income	142	(32)	1,890
Net other-than-temporary impairments	(2,298)	(1,557)	(752)
Other investment gains	13,214	1,047	4,018
Total net realized gains (losses) on investments	10,916	(510)	3,266
Other income	35,565	135	147
Total revenues	243,192	216,868	204,575
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	9,081	(15,068)	27,668
Interest credited on other contract holder funds, net of deferrals	40,743	38,637	39,481
Operating costs and other expenses, net of deferrals	72,685	70,004	60,430
Amortization of deferred acquisition and sales inducement costs	381,530	49,019	29,718
Total benefits and expenses	504,039	142,592	157,297
Pretax (loss) income	(260,847)	74,276	47,278
Income tax (benefit) expense	(112,630)	10,401	10,336
Net (loss) income	$(148,217)	$63,875	$36,942

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2016	2015	2014
Net (loss) income	$(148,217)	$63,875	$36,942

Other comprehensive (loss) income, net of tax:
Net unrealized (losses) gains on securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2016 $(287); 2015 $(11,300); 2014 $5,389)	(531)	(20,987)	10,007

Net unrealized (losses) gains on other-than-temporarily impaired securities (net of tax (benefit) expense of: 2016 $(42); 2015 $8; 2014 $(526))	(79)	16	(977)

Reclassification adjustment for losses included in net income (net of tax benefit of: 2016 $1,435; 2015 $741; 2014 $1,011)	(2,665)	(1,376)	(1,877)
Total other comprehensive (loss) income	(3,275)	(22,347)	7,153
Comprehensive (loss) income	$(151,492)	$41,528	$44,095

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2013	$2,000	$256,000	$38,636	$232,940	$529,576

Net income	—	—	—	36,942	36,942
Change in unrealized investment gains
and losses, net of tax	—	—	7,153	—	7,153
Balances as of December 31, 2014	2,000	256,000	45,789	269,882	573,671

Net income	—	—	—	63,875	63,875
Change in unrealized investment gains
and losses, net of tax	—	—	(22,347)	—	(22,347)
Balances as of December 31, 2015	2,000	256,000	23,442	333,757	615,199

Net loss	—	—	—	(148,217)	(148,217)
Change in unrealized investment gains
and losses, net of tax	—	—	(3,275)	—	(3,275)
Balances as of December 31, 2016	$2,000	$256,000	$20,167	$185,540	$463,707

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2016	2015	2014
Cash flows from operating activities:
Net income	$(148,217)	$63,875	$36,942
Adjustments to reconcile net income to net cash
provided by operating activities:
Net realized (gains) losses on investments	(10,916)	510	(3,266)
Interest credited on deposit liabilities, gross	40,802	38,692	39,553
Amortization of discount and premium on investments	(1,390)	(1,690)	(1,140)
Deferred income tax (benefit) expense	(107,707)	10,816	(3,328)
Change in:
Accrued investment income	572	(416)	537
Deferred sales inducements and acquisition costs	312,843	(35,359)	(59,027)
Trading portfolio activity, net	388	34	261
Income taxes receivable from/payable to Parent	(1,463)	(3,190)	4,734
Claims payable	1,929	279	5,631
Payable to/receivable from Parent	562	772	(1,246)
Other assets and liabilities, net	4,602	(11,341)	20,508
Net cash provided by operating activities	92,005	62,982	40,159

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	465,187	205,307	190,478
Purchases	(540,398)	(310,554)	(195,744)
Other investing activities	1,723	2,820	(2,571)
Net cash used in investing activities	(73,488)	(102,427)	(7,837)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,374,570	1,733,663	1,828,977
Withdrawals	(708,412)	(659,083)	(625,021)
Net transfers to separate accounts	(556,655)	(1,006,368)	(1,248,902)
Net cash provided by (used in) financing activities	109,503	68,212	(44,946)

Net increase (decrease) in cash and cash equivalents	128,020	28,767	(12,624)

Cash and cash equivalents, beginning of year	119,596	90,829	103,453
Total cash and cash equivalents, end of year	$247,616	$119,596	$90,829

Supplemental Cash Flow Information
Income tax (received from) paid to Parent	$(3,461)	$2,775	$8,930

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07, “Fair Value Measurement: Disclosures for Certain Investments that Calculate Net Asset Value per Share (or Its Equivalent),” which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected. Effective January 1, 2016, the Company adopted ASU No. 2015-07 with no impact on the Company’s financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined there is diversity in practice. ASU No. 2016-15 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company’s financial statements, as the requirements are presentational only within the statement of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions,

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. ASU No. 2016-01 is effective for annual periods beginning after December 15, 2017, and should be adopted in the financial statements through a cumulative effect adjustment to the beginning balance of retained earnings. Early adoption is generally not permitted, except as defined in the ASU. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

In January 2015, the FASB issued ASU No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. This ASU may be applied prospectively or retrospectively. Early adoption is permitted if the guidance is applied as of the beginning of the annual period of adoption. ASU No. 2015-01 is effective for annual periods ending after December 15, 2016 and is not expected to have an impact on the Company’s financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. ASU No. 2014-15 is effective for periods beginning after December 15, 2016 and is not expected to have an impact on the Company’s financial statements.

Variable Annuity Reinsurance Agreement Amendment
Effective December 31, 2016, Jackson-NY amended its variable annuity reinsurance agreement with Jackson.

Prior to the amendment, the agreement ceded to Jackson 90% of the guaranteed minimum withdrawal benefits liability associated with variable annuity contracts issued by Jackson-NY. The purpose of the amendment is to transfer to Jackson 90% of the total variable annuity contract risk associated with variable annuities issued by Jackson-NY. This transfer allows for better alignment with risk mitigation strategies employed at the parent company level.

The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY.

This transaction resulted in a deferred gain of $242.9 million, ceded reserves of $1,148.9 million, which were reported in reinsurance recoverable, net and a payable to parent of $905.9 million. Additionally, as the underlying business is no longer retained, deferred acquisition costs of $341.0 million and deferred sales inducements of $0.7 million were written off. The deferred gain will be amortized into income over the life of the business.

The amendment was “non-disapproved” by the insurance departments of Michigan and New York, and the payable to parent was settled in 2017.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $15.6 million and $20.2 million as of December 31, 2016 and 2015, respectively.

Fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. Guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities are reinsured through the contract that Jackson-NY has with its Parent. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding this amendment are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements,

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2016 and 2015, deferred acquisition costs decreased by $14.3 million and $17.2 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4%, after investment management fees for both 2016 and 2015. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2016 and 2015, projected returns after the next five years were set at 7.4%. At December 31, 2016 and 2015, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2015 and 2014. As a result of the previously mentioned amended reinsurance agreement, deferred acquisition costs of $341.0 million were written off, as the business is no longer retained.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2016 and 2015, deferred sales inducements decreased by $0.5 million and $0.8 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2015 and 2014. As a result of the previously mentioned amended reinsurance agreement, deferred sales inducements of $0.7 million were written off, as the underlying business is no longer retained.

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Payable to Parent
As a result of the previously mentioned amended reinsurance agreement, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016and settled in 2017.

Deferred Gain on Reinsurance
As discussed above, Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The original agreement resulted in a deferred gain of $0.9 million in 2009, which is being amortized into income over the life of the business. The reinsurance agreement amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and will be amortized into income over the life of the business.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 3.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 21, 2017, which is the date the financial statements were available to be issued.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2016, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2016, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $18.5 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2016
AAA	15.3%
AA	7.5%
A	38.5%
BBB	35.0%
Investment grade	96.3%
BB	2.2%
B and below	1.5%
Below investment grade	3.7%
Total fixed maturities	100.0%

At December 31, 2016, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 84% were investment grade, 3% were below investment grade and 13% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 17% of the aggregate gross unrealized losses on available for sale fixed maturities.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2016, the industries accounting for the larger percentage of unrealized losses included utility (14% of corporate gross unrealized losses) and energy (13%). The largest unrealized loss related to a single corporate obligor was $395 thousand at December 31, 2016. At December 31, 2016 and 2015, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2016	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. government securities	$61,779	$118	$3,573	$58,324	$—
Other government securities	5,896	—	552	5,344	—
Public utilities	164,373	8,505	1,773	171,105	—
Corporate securities	1,256,447	38,660	10,887	1,284,220	—
Residential mortgage-backed	41,674	1,661	294	43,041	(1,430)
Commercial mortgage-backed	204,491	3,664	1,926	206,229	—
Other asset-backed securities	145,703	1,454	816	146,341	(691)
Total fixed maturities	$1,880,363	$54,062	$19,821	$1,914,604	$(2,121)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2015	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. government securities	$58,159	$3,419	$—	$61,578	$—
Public utilities	139,415	9,775	947	148,243	—
Corporate securities	1,221,849	43,277	23,236	1,241,890	—
Residential mortgage-backed	61,132	2,898	459	63,571	(1,926)
Commercial mortgage-backed	225,675	7,819	1,050	232,444	(158)
Other asset-backed securities	86,633	1,627	613	87,647	(691)
Total fixed maturities	$1,792,863	$68,815	$26,305	$1,835,373	$(2,775)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2016, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$18,086	$231	$—	$18,317
Due after 1 year through 5 years	434,879	24,565	623	458,821
Due after 5 years through 10 years	951,626	15,108	14,384	952,350
Due after 10 years through 20 years	59,156	3,281	1,739	60,698
Due after 20 years	24,748	4,098	39	28,807
Residential mortgage-backed	41,674	1,661	294	43,041
Commercial mortgage-backed	204,491	3,664	1,926	206,229
Other asset-backed securities	145,703	1,454	816	146,341
Total	$1,880,363	$54,062	$19,821	$1,914,604

Securities with a carrying value of $521 thousand and $527 thousand at December 31, 2016 and 2015, respectively, were on deposit with the state of New York as required by state insurance law.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	Cost	Gains	Losses	Value
Prime	$8,863	$494	$55	$9,302
Alt-A	7,436	472	1	7,907
Subprime	10,578	116	238	10,456
Total non-agency RMBS	$26,877	$1,082	$294	$27,665

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Prime	$10,938	$616	$70	$11,484
Alt-A	9,507	551	16	10,042
Subprime	12,966	115	373	12,708
Total non-agency RMBS	$33,411	$1,282	$459	$34,234

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2016			December 31, 2015
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$3,572	$47,734	1	$—	$—	—
Other government securities	553	5,344	2	—	—	—
Public utilities	1,773	50,692	23	947	19,718	12
Corporate securities	9,660	349,571	201	16,026	365,365	244
Residential mortgage-backed	1	1,678	1	46	4,953	1
Commercial mortgage-backed	1,926	57,685	32	1,050	47,936	21
Other asset-backed securities	668	72,617	52	430	48,255	35
Total temporarily impaired
securities	$18,153	$585,321	312	$18,499	$486,227	313

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$—	$—	—	$—	$—	—
Other government securities	—	—	—	—	—	—
Public utilities	—	—	—	—	—	—
Corporate securities	1,227	29,381	20	7,210	39,995	26
Residential mortgage-backed	293	8,901	4	413	7,376	5
Commercial mortgage-backed	—	—	—	—	—	—
Other asset-backed securities	148	3,698	7	183	4,656	5
Total temporarily impaired
securities	$1,668	$41,980	31	$7,806	$52,027	36

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$3,572	$47,734	1	$—	$—	—
Other government securities	553	5,344	2	—	—	—
Public utilities	1,773	50,692	23	947	19,718	12
Corporate securities	10,887	378,952	221	23,236	405,360	270
Residential mortgage-backed	294	10,579	5	459	12,329	6
Commercial mortgage-backed	1,926	57,685	32	1,050	47,936	21
Other asset-backed securities	816	76,315	59	613	52,911	40
Total temporarily impaired
securities	$19,821	$627,301	343	$26,305	$538,254	349

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2016 and 2015, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2016 and 2015, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2016	2015	2014
Available-for-sale securities
Realized gains on sale	$19,726	$4,175	$4,439
Realized losses on sale	(6,529)	(3,146)	(421)
Impairments:
Total other-than-temporary impairments	(2,440)	(1,525)	(2,642)
Portion of other-than-temporary impairments
included in other comprehensive income	142	(32)	1,890
Net other-than-temporary impairments	(2,298)	(1,557)	(752)
Other	17	18	—
Net realized gains (losses) on investments	$10,916	$(510)	$3,266
The aggregate fair value of securities sold at a loss for the years ended December 31, 2016, 2015, and 2014 was $55.7 million, $16.4 million, and $18.4 million, respectively, which was approximately 90%, 84%, and 98% of book value, respectively.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2016	2015
Cumulative credit loss beginning balance	$8,673	$8,512
Additions:
New credit losses	2,132	1,381
Incremental credit losses	166	176
Reductions:
Securities sold, paid down or disposed of	(5,588)	(1,396)
Securities where there is intent to sell	(291)	—
Cumulative credit loss ending balance	$5,092	$8,673

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2016 and 2015, the estimated fair value of loaned securities was $10.5 million and $8.7 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2016 and 2015, cash collateral received in the amount of $10.7 million and $9.0 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in other liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities	$1,914,604	$1,914,604	$1,835,373	$1,835,373
Trading securities	144	144	532	532
Policy loans	299	299	282	282
Cash and cash equivalents	247,616	247,616	119,596	119,596
Reinsurance recoverable, net (1)	1,246,315	1,843,926	134,580	134,580
Separate account assets	9,638,780	9,638,780	8,515,156	8,515,156

Liabilities
Annuity reserves (2)	$1,900,114	$2,551,445	$1,750,750	$2,246,908
Securities lending payable	10,744	10,744	9,021	9,021
Separate account liabilities	9,638,780	9,638,780	8,515,156	8,515,156

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2016 and 2015, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable
Reinsurance recoverable includes ceded amounts related to both variable annuity guaranteed benefit reserves and variable annuity general account fund balances. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$58,324	$58,324	$—	$—
Other government securities	5,344	—	5,344	—
Public utilities	171,105	—	171,105	—
Corporate securities	1,284,220	—	1,284,220	—
Residential mortgage-backed	43,041	—	43,041	—
Commercial mortgage-backed	206,229	—	206,229	—
Other asset-backed securities	146,341	—	146,341	—
Trading securities	144	144	—	—
Reinsurance recoverable, net (1)	136,412	—	—	136,412
Separate account assets	9,638,780	—	9,638,780	—
Total	$11,689,940	$58,468	$11,495,060	$136,412

Liabilities
Embedded derivative liability	$132,987	$—	$—	$132,987

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$61,578	$61,578	$—	$—
Public utilities	148,243	—	148,243	—
Corporate securities	1,241,890	—	1,241,890	—
Residential mortgage-backed	63,571	—	63,571	—
Commercial mortgage-backed	232,444	—	232,398	46
Other asset-backed securities	87,647	—	87,647	—
Trading securities	532	532	—	—
Reinsurance recoverable, net (1)	134,580	—	—	134,580
Separate account assets	8,515,156	—	8,515,156	—
Total	$10,485,641	$62,110	$10,288,905	$134,626

Liabilities
Embedded derivative liability	$129,386	$—	$—	$129,386

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2016
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$136,412	$136,412	$—

Liabilities
Embedded derivative liability	$132,987	$132,987	$—

	December 31, 2015
Assets	Total	Internal	External
Commercial mortgage-backed	$46	$46	$—
Reinsurance recoverable, net (1)	134,580	134,580	—
Total	$134,626	$134,626	$—

Liabilities
Embedded derivative liability	$129,386	$129,386	$—

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands).

	December 31, 2016
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$136,412	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$132,987	Discounted cash flow	See below	See below	See below

	December 31, 2015
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$134,580	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$129,386	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

At December 31, 2016 and 2015, commercial mortgage-backed securities of nil and $46 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The tables below provide rollforwards for 2016 and 2015 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2016	Income	Income	Settlements	of Level 3	2016
Assets
Commercial mortgage-backed	$46	$1,360	$(46)	$(1,360)	$—	$—
Reinsurance recoverable, net (1)	134,580	1,832	—	—	—	136,412

Liabilities
Embedded derivative liability	$(129,386)	$(3,601)	$—	$—	$—	$(132,987)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2015	Income	Income	Settlements	of Level 3	2015
Assets
Commercial mortgage-backed	$46	$(104)	$104	$—	$—	$46
Reinsurance (payable) recoverable, net (1)	114,699	19,881	—	—	—	134,580

Liabilities
Embedded derivative asset (liability)	$(107,729)	$(21,657)	$—	$—	$—	$(129,386)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

The components of the amounts included in purchases, sales, issuances and settlements for years ended December 31, 2016 and 2015 shown above are as follows (in thousands):

	December 31, 2016
	Purchases	Sales	Issuances	Settlements	Total
Assets
Commercial mortgage-backed	$—	$(1,360)	$—	$—	$(1,360)

There were no transfers between Level 2 and Level 3 in 2016 or 2015. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2016 or 2015.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2016 and 2015, was as follows (in thousands):

	2016	2015
Assets
Reinsurance recoverable, net (1)	$1,832	$19,881

Liabilities
Embedded derivative liability	$(3,601)	$(21,657)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Policy loans	Level 3	$299	$299	$282	$282
Reinsurance recoverable, net (1)	Level 3	1,109,903	1,707,514	—	—

Liabilities
Annuity reserves (2)	Level 3	$1,767,127	$2,418,458	$1,621,364	$2,117,522
Securities lending payable	Level 2	10,744	10,744	9,021	9,021
Separate account liabilities (3)	Level 2	9,638,780	9,638,780	8,515,156	8,515,156

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3) The values of separate account liabilities are set equal to the values of separate account values.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2016	2015	2014
Balance, beginning of year	$359,229	$297,583	$244,983
Deferrals of acquisition costs	68,482	83,978	88,201
Amortization related to:
Operations	(35,422)	(47,196)	(26,468)
Net realized losses (gains)	(1,669)	92	(635)
DAC write off (1)	(340,964)	—	—
Total amortization	(378,055)	(47,104)	(27,103)
Unrealized investment losses (gains)	2,922	24,772	(8,498)
Balance, end of year	$52,578	$359,229	$297,583

(1) See Note 2 for description of Variable Annuity reinsurance agreement amendment.

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2016	2015	2014
Balance, beginning of year	$5,486	$5,661	$7,403
Deferrals of sales inducements	205	400	544
Amortization related to:
Operations	(2,779)	(1,918)	(2,582)
Net realized losses (gains)	47	3	(33)
SIA write off (1)	(743)	—	—
Total amortization	(3,475)	(1,915)	(2,615)
Unrealized investment losses	308	1,340	329
Balance, end of year	$2,524	$5,486	$5,661

(1) See Note 2 for description of Variable Annuity reinsurance agreement amendment.

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

As discussed in Note 2, Jackson-NY also cedes 90% of the risk associated with variable annuities to its Parent on a coinsurance/modified coinsurance basis.

Premiums ceded to Jackson for guaranteed minimum withdrawal benefits prior to the amendment effective December 31, 2016 were $84.9 million, $74.1 million, and $60.3 million in 2016, 2015, and 2014, respectively.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Direct premiums	$337	$373	$423
Less reinsurance ceded:
Life	(226)	(287)	(359)
Annuity	(117,039)	(74,975)	(61,208)
Net premiums	$(116,928)	$(74,889)	$(61,144)

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $4.8 million, $19.8 million, and $158.4 million in 2016, 2015, and 2014, respectively.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2016	2015
Reinsurance recoverable:
Ceded reserves	$1,262,662	$139,238
Ceded claims liability	28,732	—
Ceded other	—	61
Total	$1,291,394	$139,299

Reinsurance recoverable from the Parent totaled $1,287.8 million and $119.1 million at December 31, 2016 and 2015, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2016	2015
Direct life insurance in-force	$223,497	$247,143
Amounts ceded to other companies	(170,472)	(182,440)
Net life insurance in-force	$53,025	$64,703

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2016	2015
Traditional life	$2,211	$2,303
Guaranteed benefits	149,799	144,290
Claims payable	41,167	39,238
Other	5	6
Total	$193,182	$185,837

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts (in thousands):

	December 31,
	2016	2015
Interest-sensitive life	$5,584	$9,034
Variable annuity fixed option	1,233,226	1,070,213
Fixed annuity	579,415	590,497
Total	$1,818,225	$1,669,744

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2016, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.98% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.03% average guaranteed rate.

At December 31, 2016 and 2015, approximately 95% and 97%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2016 and 2015, approximately 89% and 88%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2016
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$39.5	$573.5	$613.0
>1.0% - 2.0%	78.0	335.1	413.1
>2.0% - 3.0%	404.2	324.6	728.8
Total	$521.7	$1,233.2	$1,754.9

	December 31, 2015
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$30.9	$410.8	$441.7
>1.0% - 2.0%	82.2	325.8	408.0
>2.0% - 3.0%	424.2	333.6	757.8
Total	$537.3	$1,070.2	$1,607.5

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

At December 31, 2016 and 2015, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2016	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$6,924.6	$89.9	64.8 years
GMWB - Premium only	0%	209.0	3.1
GMWB	0-5%*	20.3	1.0
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,614.0	52.3	65.4 years
GMWB - Highest anniversary only		199.0	8.2
GMWB		43.4	4.2
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	95.4	31.5		0.5 years
GMWB	0-8%*	6,932.5	723.5

					Average
					Period
				Weighted	until
December 31, 2015	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$6,173.3	$145.7	64.5 years
GMWB - Premium only	0%	219.7	4.8
GMWB	0-5%*	21.6	1.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,478.9	108.6	65.0 years
GMWB - Highest anniversary only		202.8	17.6
GMWB		48.2	6.6
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	105.5	34.4		0.4 years
GMWB	0-8%*	6,123.8	720.1

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2016	2015
Equity	$5,851.3	$5,187.4
Bond	1,161.8	1,066.9
Balanced	1,384.8	1,284.7
Money market	50.9	46.8
Total	$8,448.8	$7,585.8

GMDB liabilities reflected in the general account were as follows (in millions):

	2016	2015
Balance at January 1	$11.0	$29.9
Incurred guaranteed benefits	3.0	(16.7)
Paid guaranteed benefits	(2.7)	(2.2)
Balance at December 31	$11.3	$11.0

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2016 and 2015 (except where noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 36% to 100% of the Annuity 2000 table.

4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40.0%, with an average of 3.7% during the surrender charge period and 7.8% thereafter (2015: 8.0%).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $133.0 million and $129.4 million at December 31, 2016 and 2015, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2016 and 2015, these GMWB reserves totaled $4.7 million and $3.0 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2016 and 2015, GMIB reserves totaled $0.8 million and $0.9 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

9.	Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Current tax (benefit) expense	$(4,923)	$(415)	$13,664
Deferred tax (benefit) expense	(107,707)	10,816	(3,328)
Income tax (benefit) expense	$(112,630)	$10,401	$10,336

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 35% for 2016, 2015, and 2014 as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Income taxes at statutory rate	$(91,296)	$25,997	$16,547
Dividends received deduction	(21,360)	(15,625)	(6,238)
Other	26	29	27
Income tax (benefit) expense	$(112,630)	$10,401	$10,336

Effective tax rate	43.2%	14.0%	21.9%

Federal income taxes (received) paid to Jackson in 2016, 2015, and 2014 were $(3.5) million, $2.8 million and $8.9 million, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2016	2015
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$12,550	$92,851
Deferred gain on reinsurance	85,090	99
Other, net	4,188	11,019
Total gross deferred tax asset	101,828	103,969

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(8,681)	(118,840)
Net unrealized gains on available for sale securities	(6,782)	(8,546)
Other investment items	(1,007)	(694)
Total gross deferred tax liability	(16,470)	(128,080)

Net deferred tax asset (liability)	$85,358	$(24,111)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2016, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2016 and 2015, the Company did not have a valuation allowance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represents tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2016, 2015, or 2014.

Based on information available as of December 31, 2016, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

10.	Contingencies

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.   Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

In 2013, the Company recorded $6.4 million ($4.2 million after-tax) for potential additional tax liability related to a franchise/premium tax audit by the state of New York. In June 2014, the state of New York formally conceded the issue in the Company’s favor, the expense was reversed, and the matter was closed.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The Company had no earned surplus at December 31, 2016 or 2015. No dividends were paid to Jackson in 2016, 2015, or 2014. No capital contributions were received in 2016, 2015, or 2014.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $475.7 million and $443.5 million at December 31, 2016 and 2015, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $23.6 million, $30.7 million, and $32.7 million in 2016, 2015, and 2014, respectively.

The state of New York has prescribed a Continuous CARVM reserve basis for New York domiciled companies. This reserve basis differs from the Curtate CARVM reserve basis required by The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”). If the Company’s reserves were valued in accordance with NAIC SAP, statutory capital and surplus would be increased by $4.1 million and $28.2 million at December 31, 2016 and 2015, respectively, and net income would be (decreased) increased by $(24.1) million, $5.3 million and $2.6 million, in 2016, 2015 and 2014, respectively.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2016 the Company’s TAC was more than 1,200% of the Company action level RBC.

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.5 million, $1.4 million, and $1.4 million to PPM for investment advisory services during 2016, 2015, and 2014.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $19.1 million, $15.1 million, and $12.9 million in 2016, 2015, and 2014, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $4.2 million, $4.1 million, and $4.2 million in 2016, 2015, and 2014, respectively.

As a result of the reinsurance agreement, the net payment of $905.9 million was reported as a payable to parent.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.3 million in 2016, 2015, and 2014.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2016 and 2015, Jackson’s liability for the Company’s portion of such plans totaled $4.9 million and $4.5 million, respectively. There were no expenses related to these plans in 2016, 2015 or 2014.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2016	2015	2014
Balance, beginning of year	$23,442	$45,789	$38,636
OCI before reclassifications	(610)	(20,971)	9,030
Amounts reclassified from AOCI	(2,665)	(1,376)	(1,877)
Balance, end of year	$20,167	$23,442	$45,789

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2016	2015	2014
Net unrealized investment loss:
Net realized loss on investments	$(3,278)	$(1,938)	$(2,547)	Other net investment losses
Other-than-temporary impairments	(822)	(179)	(341)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(4,100)	(2,117)	(2,888)
Income tax benefit	1,435	741	1,011
Reclassifications, net of income taxes	$(2,665)	$(1,376)	$(1,877)

38

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2016
Statements of Operations for the period ended December 31, 2016
Statements of Changes in Net Assets for the periods ended December 31, 2016, and 2015
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2016, and 2015
Consolidated Income Statements for the years ended December 31, 2016, 2015, and 2014
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2016, 2015, and 2014
Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015, and 2014
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

c.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

d.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

f.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

g.	Specimen of DOMA Endorsement, incorporated herein by reference to Registrant's Initial Registration, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

h.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

i.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

j.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

k.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

l.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

m.
Specimen of the Perspective II Fixed and Variable Annuity Contract (VA620NY), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

n.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

o.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

p.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

q.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

r.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

s.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

t.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

u.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

v.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

w.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 5) Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

x.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6) Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 4 Year Withdrawal Charge Schedule Endorsement (7499NY 01/11), incorporated herein by reference to the Registrant’s Registration Statement, filed on March 16, 2011 (File Nos. 333-172873 and 811-08401).

z.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

aa.
Form of Freedom Flex GMWB with HAV Death Benefit Endorsement (7675ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6, filed on January 20, 2012 (File Nos. 333-172873 and 811-08401).

bb.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net) Endorsement, incorporated herein by reference to Registrant’s Post-Effective Amendment, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

cc.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement, incorporated herein by reference to Registrant’s Post-Effective Amendment, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

dd.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

ee.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

ff.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

gg.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

hh.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

ii.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

jj.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

kk.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

ll.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

mm.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

nn.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

oo.	Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

pp.
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

qq.	Form of Perspective II Fixed and Variable Annuity Contract (VA620NY 09/12), incorporated herein to Registrant’s Post-Effective Amendment No. 9, filed on April 21, 2014 (333-183046 and 811-08401).

rr.
Form of Non-Qualified Stretch Annuity Endorsement (7723NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-177298 and 811-08401).

ss.
Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

tt.
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

uu.	Form of Accumulation Provisions Endorsement (7724NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

vv.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (7725NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective II Fixed and Variable Annuity Application (NV7173 09/12), incorporated herein by reference to Registrant’s Registration Statement, filed on September 4, 2012 (File Nos. 333-183047 and 811-08401).

b.
Form of the Perspective II Fixed and Variable Annuity Application (NV7173 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2013 (File Nos. 333-183047 and 811-08401).

c.
Form of the Perspective II Fixed and Variable Annuity Application (NV7173 09/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on September 12, 2013 (File Nos. 333-183047 and 811-08401).

d.
Form of the Perspective II Fixed and Variable Annuity Application (NV7173 04/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3, filed on April 22, 2014 (File Nos. 333-183047 and 811-08401).

e.
Form of the Perspective II Fixed and Variable Annuity Application (NV7173 09/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on September 11, 2014 (File Nos. 333-183047 and 811-08401).

f.
Form of the Perspective II Fixed and Variable Annuity Application (NV7173 01/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5, filed on December 22, 2014 (File Nos. 333-183047 and 811-08401).

g.
Form of the Perspective II Fixed and Variable Annuity Application (NV7173 04/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 6, filed on April 21, 2015 (File Nos. 333-183047 and 811-08401).

h.
Form of the Perspective II Fixed and Variable Annuity Application (NV7173 09/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on September 24, 2015 (File Nos. 333-183047 and 811-08401).

i.
Form of the Perspective II Fixed and Variable Annuity Application (NV7173 04/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on April 19, 2016 (File Nos. 333-183047 and 811-08401).

j.
Form of the Perspective II Individual Variable and Fixed Annuity Application (NV7173 09/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 15, 2016 (File Nos. 333-183047 and 811-08401).

k.	Form of the Perspective II Individual Variable and Fixed Annuity Application (NV7173 04/17), attached hereto.

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to Registrant's to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

b.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

R. Kevin Clinton	Director
Michigan State University
C337 Wells Hall
619 Red Cedar Road
East Lansing, MI 48824

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Donald B. Henderson, Jr.	Director
Willkie Farr & Gallagher LLP 787 Seventh Ave., Suite 4020
New York, NY 10019-6099

James R. Sopha	President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Chief Distribution Officer & Director
300 Innovation Drive
Franklin, TN 37067

Herbert G. May, III	Chief Administrative Officer & Director
75 Second Avenue
Suite 605
Needham, MA 02494

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President & Chief Risk Officer
300 Innovation Drive
Franklin, TN 37067

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President & Chief Human Resource Officer
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

Emilio Pardo	Senior Vice President & Chief Marketing and Communications Officer
300 Innovation Drive
Franklin, TN 37067

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Marina C. Ashiotou	Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

David A. Collins	Vice President, Deputy Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa I. Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer

1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew F. Laker	Vice President
300 Innovation Drive
Franklin, TN 37067

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way

Lansing, MI 48951

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

James A. Schultz	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Marion C. Terrell II	Vice President
1 Corporate Way
Lansing, MI 48951

Brian M. Walta	Vice President
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 10, filed on April 18, 2017 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2017

All Perspective II Contracts:

Qualified - 31,632
Non-Qualified - 14,298

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

James R. Sopha	Chairman & Manager
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager

300 Innovation Drive
Franklin, TN 37067

Emilio Pardo	Manager
300 Innovation Drive
Franklin, TN 37067

Heather R. Strang	Manager
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	President, Chief Executive Officer & Manager
300 Innovation Drive
Franklin, TN 37067

Scott Golde	General Counsel
1 Corporate Way
Lansing, MI 48951

Maura Collins	Executive Vice President, Chief Financial Officer & FinOp
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
300 Innovation Drive
Franklin, TN 37067

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way

Denver, CO 80237

Timothy McDowell	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Court Chynces	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Ashley Golson	Vice President
300 Innovation Drive
Franklin, TN 37067

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Secretary
1 Corporate Way
Lansing, MI 48951

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 18th day of April, 2017.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 18, 2017
James R. Sopha, President

*	April 18, 2017
P. Chad Myers, Executive Vice President and Chief Financial Officer

*	April 18, 2017
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

*	April 18, 2017
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

*	April 18, 2017
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

*	April 18, 2017
Laura L. Hanson, Vice President and Director

*	April 18, 2017
Herbert G. May, III, Chief Administrative Officer and Director

*	April 18, 2017
Heather R. Strang, Vice President and Director

*	April 18, 2017
R. Kevin Clinton, Director

*	April 18, 2017
John C. Colpean, Director

*	April 18, 2017
Donald B. Henderson, Jr., Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, and 333-212425), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 31st day of March, 2017.

/s/ JAMES R. SOPHA
James R. Sopha, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

/s/ DAVID A. COLLINS
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ HEATHER R. STRANG
Heather R. Strang, Vice President and Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ JOHN C. COLPEAN
John C. Colpean, Director

/s/ DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr., Director

EXHIBIT LIST

Exhibit No.	Description

5k.	Form of the Perspective II Individual Variable and Fixed Annuity Application (NV7173 04/17).

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.